UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® International Index Fund

November 30, 2011

1.810719.107

SPI-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 8.8%
AGL Energy Ltd.	386,989	$ 5,772,771
Alumina Ltd.	2,052,568	2,994,220
Amcor Ltd.	985,211	7,534,209
AMP Ltd.	2,219,129	9,828,147
Asciano Ltd. unit	2,265,898	3,684,992
ASX Ltd.	144,087	4,572,821
Australia & New Zealand Banking Group Ltd.	2,098,323	44,583,718
Bendigo & Adelaide Bank Ltd.	305,567	2,891,554
BHP Billiton Ltd.	2,555,970	95,768,350
Boral Ltd.	541,167	2,012,799
Brambles Ltd.	1,166,858	8,728,491
Caltex Australia Ltd.	121,896	1,661,673
Campbell Brothers Ltd.	47,700	2,381,721
CFS Retail Property Trust	1,546,561	2,989,003
Coca-Cola Amatil Ltd.	458,484	5,594,652
Cochlear Ltd.	45,259	2,672,765
Commonwealth Bank of Australia	1,245,247	62,357,761
Computershare Ltd.	375,455	3,163,946
Crown Ltd.	352,535	3,046,753
CSL Ltd.	419,283	13,672,088
DEXUS Property Group unit	3,892,117	3,521,134
Echo Entertainment Group Ltd. (a)	552,223	2,133,890
Fortescue Metals Group Ltd.	1,016,789	5,065,487
Fosters Group Ltd.	1,515,310	8,443,232
Goodman Group unit	5,661,423	3,566,763
Harvey Norman Holdings Ltd.	432,111	962,215
Iluka Resources Ltd.	337,442	5,445,541
Incitec Pivot Ltd.	1,333,966	4,613,552
Insurance Australia Group Ltd.	1,605,011	4,864,774
John Fairfax Holdings Ltd. (d)	1,718,456	1,517,092
Leighton Holdings Ltd.	131,578	2,831,528
Lend Lease Group unit	442,695	3,409,876
Lynas Corp. Ltd. (a)	1,520,309	2,049,660
Macquarie Group Ltd.	278,729	6,981,917
MAp Group unit	350,832	1,258,353
Metcash Ltd.	658,872	2,761,564
Mirvac Group unit	2,840,491	3,796,503
National Australia Bank Ltd.	1,756,614	43,987,000
Newcrest Mining Ltd.	606,670	22,133,114
OneSteel Ltd.	1,059,157	949,743
Orica Ltd.	285,690	7,644,166
Origin Energy Ltd.	856,810	12,925,568
OZ Minerals Ltd.	265,406	3,001,721
Qantas Airways Ltd. (a)	867,378	1,391,771
QBE Insurance Group Ltd.	863,246	12,365,391
QR National Ltd.	1,339,117	4,786,366
Ramsay Health Care Ltd.	102,298	1,987,273
Rio Tinto Ltd.	346,055	23,565,704
Santos Ltd.	737,567	10,314,462
Sims Metal Management Ltd.	145,921	1,979,352
Sonic Healthcare Ltd.	296,784	3,592,037

	Shares	Value
SP AusNet unit	1,177,191	$ 1,159,948
Stockland Corp. Ltd. unit	1,925,631	6,902,882
Suncorp-Metway Ltd.	1,012,040	8,819,101
Tabcorp Holdings Ltd.	594,708	1,764,985
Tattersall's Ltd.	1,122,224	2,699,956
Telstra Corp. Ltd.	3,461,989	11,375,526
The GPT Group unit	1,409,597	4,626,150
Toll Holdings Ltd.	533,557	2,669,507
Transurban Group unit	1,016,135	5,967,771
Wesfarmers Ltd.	799,406	25,668,832
Westfield Group unit	1,719,898	14,855,269
Westfield Retail Trust unit	2,273,153	6,072,959
Westpac Banking Corp.	2,418,616	52,842,084
Woodside Petroleum Ltd.	499,666	17,418,242
Woolworths Ltd.	988,597	25,450,548
WorleyParsons Ltd.	149,457	4,105,004
TOTAL AUSTRALIA		692,157,947
Austria - 0.2%
Erste Bank AG	157,204	2,709,392
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG	734,922	2,259,686
OMV AG	133,721	4,420,644
Osterreichische Elektrizitatswirtschafts AG	56,769	1,509,760
Raiffeisen International Bank-Holding AG (d)	36,806	865,581
Telekom Austria AG	266,314	3,081,399
Vienna Insurance Group AG Wien	27,914	994,074
Voestalpine AG	84,917	2,450,635
TOTAL AUSTRIA		18,291,175
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	1,185,168	4,382,166
Bailiwick of Jersey - 0.8%
Experian PLC	782,995	10,371,345
Glencore International PLC	649,592	4,062,587
Petrofac Ltd.	201,706	4,586,917
Randgold Resources Ltd.	72,888	7,756,936
Shire PLC	441,432	14,849,202
Wolseley PLC	223,138	6,657,165
WPP PLC	999,064	10,507,127
TOTAL BAILIWICK OF JERSEY		58,791,279
Belgium - 0.9%
Ageas	1,767,040	3,087,028
Anheuser-Busch InBev SA NV	638,453	38,181,682
Bekaert SA (d)	30,019	1,185,623
Belgacom SA	128,721	4,074,584
Colruyt NV	64,087	2,421,788
Delhaize Group SA	80,921	4,763,605
Groupe Bruxelles Lambert SA	63,371	4,499,062
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	3
Common Stocks - continued
	Shares	Value
Belgium - continued
KBC Groupe SA	122,420	$ 1,365,467
Mobistar SA	25,921	1,412,690
Solvay SA Class A	47,640	4,459,704
UCB SA	83,158	3,471,572
Umicore SA	94,933	4,064,562
TOTAL BELGIUM		72,987,370
Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	366,450	2,054,772
First Pacific Co. Ltd.	1,620,000	1,812,619
Kerry Properties Ltd.	563,181	1,961,201
Li & Fung Ltd.	4,551,246	9,456,079
Noble Group Ltd.	3,071,890	2,856,857
NWS Holdings Ltd.	957,338	1,370,351
Orient Overseas International Ltd.	202,400	935,148
Seadrill Ltd.	261,674	9,089,490
Shangri-La Asia Ltd.	1,103,380	2,051,018
Yue Yuen Industrial (Holdings) Ltd.	579,000	1,687,416
TOTAL BERMUDA		33,274,951
Cayman Islands - 0.2%
ASM Pacific Technology Ltd.	167,929	1,867,708
Foxconn International Holdings Ltd. (a)	1,765,000	1,127,551
Lifestyle International Holdings Ltd.	432,500	1,018,338
Sands China Ltd. (a)	1,942,000	5,784,643
Wynn Macau Ltd.	1,242,800	3,651,212
TOTAL CAYMAN ISLANDS		13,449,452
Denmark - 1.0%
A.P. Moller - Maersk A/S:
Series A	466	3,024,979
Series B	1,049	7,165,844
Carlsberg A/S Series B	86,507	6,351,820
Coloplast A/S Series B	18,560	2,839,259
Danske Bank A/S (a)	523,206	7,280,539
DSV de Sammensluttede Vognmaend A/S	162,841	3,163,533
Novo Nordisk A/S Series B	338,191	38,395,356
Novozymes A/S Series B	180,045	5,768,859
TDC A/S	282,432	2,332,035
Tryg A/S	21,257	1,225,826
Vestas Wind Systems A/S (a)(d)	155,657	2,092,867
William Demant Holding A/S (a)(d)	19,685	1,630,723
TOTAL DENMARK		81,271,640
Finland - 0.9%
Elisa Corp. (A Shares)	107,880	2,338,439
Fortum Corp.	349,171	8,005,123
Kesko Oyj	53,126	1,861,939
Kone Oyj (B Shares)	123,476	6,927,712
Metso Corp.	97,467	3,877,038
Neste Oil Oyj	95,349	1,185,246

	Shares	Value
Nokia Corp.	2,986,672	$ 17,263,680
Nokian Tyres PLC	89,422	2,939,352
Orion Oyj (B Shares)	71,922	1,459,451
Pohjola Bank PLC (A Shares)	107,193	1,068,140
Sampo OYJ (A Shares)	331,414	8,617,923
Sanoma-WSOY Oyj (d)	63,593	764,862
Stora Enso Oyj (R Shares)	458,791	2,853,376
UPM-Kymmene Corp.	425,003	4,940,363
Wartsila Corp.	129,202	4,227,844
TOTAL FINLAND		68,330,488
France - 8.4%
Accor SA	116,249	3,233,779
Aeroports de Paris	27,142	1,979,121
Air Liquide SA	12,827	1,619,642
Air Liquide SA	72,885	9,203,054
Alcatel-Lucent SA (a)(d)	1,819,334	3,045,182
Alstom SA	161,083	5,561,150
Arkema SA	45,926	3,317,324
Atos Origin SA	41,626	2,023,317
AXA SA	1,377,979	19,851,265
BIC SA	22,638	2,004,206
BNP Paribas SA	770,234	30,503,777
Bouygues SA	187,964	6,124,176
Bureau Veritas SA	42,688	3,151,129
Cap Gemini SA	117,338	4,430,151
Carrefour SA	468,161	12,425,479
Casino Guichard Perrachon et Compagnie	45,506	4,037,337
Christian Dior SA	42,531	5,478,334
CNP Assurances	125,357	1,684,610
Compagnie de St. Gobain	321,308	13,560,357
Compagnie Generale de Geophysique SA (a)	113,295	2,621,740
Credit Agricole SA	786,027	5,021,662
Danone	464,711	30,628,695
Dassault Systemes SA	49,167	4,010,636
Edenred	128,871	3,420,370
EDF SA	186,140	5,062,919
Eiffage SA	31,432	780,593
Essilor International SA	158,833	11,336,209
Eurazeo SA	26,097	1,086,833
Eutelsat Communications	73,394	2,844,504
Fonciere Des Regions	21,563	1,429,892
France Telecom SA	1,477,236	25,500,745
GDF Suez	982,977	27,456,437
Gecina SA	18,921	1,629,107
Groupe Eurotunnel SA	417,310	3,157,316
ICADE	17,488	1,393,859
Iliad SA	16,487	2,008,003
Imerys	27,805	1,404,952
JC Decaux SA (a)	52,245	1,355,744
Klepierre SA	80,441	2,325,245
L'Oreal SA	17,567	1,896,147
Common Stocks - continued
	Shares	Value
France - continued
L'Oreal SA	179,277	$ 19,350,807
Lafarge SA (a)	71,536	2,603,299
Lafarge SA	71,270	2,593,619
Lafarge SA (Bearer)	16,709	608,065
Lagardere S.C.A. (Reg.)	93,992	2,283,074
Legrand SA	173,544	5,592,546
LVMH Moet Hennessy - Louis Vuitton	202,579	31,742,693
Michelin CGDE Series B	144,183	9,141,612
Natixis SA	757,338	2,186,124
Neopost SA	25,825	1,825,826
Pernod Ricard SA	157,701	14,843,331
Peugeot Citroen SA	124,412	2,313,924
PPR SA	60,011	8,967,811
Publicis Groupe SA	111,699	5,321,283
Renault SA	154,322	5,754,951
Safran SA	129,347	3,811,938
Sanofi-aventis	914,998	64,007,598
Schneider Electric SA	391,739	22,110,415
SCOR SE	139,261	3,315,290
Societe Generale Series A	523,781	12,726,206
Sodexo SA	72,700	5,267,871
Suez Environnement SA	218,694	2,767,580
Technip SA	78,626	7,464,989
Television Francaise 1 SA	94,412	975,927
Thales SA	83,415	2,626,999
Total SA	1,694,006	87,407,879
Total SA (strip VVPR) (a)	3,096	4
Unibail-Rodamco	72,561	13,480,910
Vallourec SA	89,478	6,098,827
Veolia Environnement	292,440	3,741,572
VINCI SA	357,269	15,894,238
Vivendi	991,937	22,821,209
Wendel SA	24,477	1,754,206
TOTAL FRANCE		661,007,621
Germany - 7.5%
adidas AG	167,221	11,743,864
Allianz AG	360,156	37,257,984
Axel Springer Verlag	35,579	1,591,211
BASF AG	731,696	53,136,974
Bayer AG	659,831	43,236,169
Bayerische Motoren Werke AG (BMW)	263,944	19,856,170
Beiersdorf AG	82,406	4,709,274
Brenntag AG	26,743	2,557,389
Celesio AG	70,608	1,123,931
Commerzbank AG (a)(d)	2,867,440	5,352,385
Continental AG (a)	61,992	4,364,503
Daimler AG (Germany)	721,228	32,575,560
Deutsche Bank AG	743,598	29,057,908
Deutsche Boerse AG	154,220	9,407,012
Deutsche Lufthansa AG	178,059	2,300,482
Deutsche Post AG	670,650	10,107,552

	Shares	Value
Deutsche Telekom AG	2,229,760	$ 28,885,903
E.ON AG	1,430,791	35,302,029
Fraport AG Frankfurt Airport Services Worldwide	32,507	1,842,395
Fresenius Medical Care AG & Co. KGaA	164,943	11,309,015
Fresenius SE	89,511	8,606,704
GEA Group AG	142,095	4,181,901
Hannover Rueckversicherungs AG	53,278	2,773,693
HeidelbergCement AG	110,463	4,631,506
HeidelbergCement AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	102,865	5,011,023
Hochtief AG	33,381	1,901,800
Infineon Technologies AG	871,287	7,191,539
K&S AG	136,177	7,373,129
Kabel Deutschland Holding AG (a)	70,560	3,909,513
Lanxess AG	67,950	3,785,904
Linde AG	134,122	20,583,391
MAN SE	50,735	4,377,853
Merck KGaA	52,117	5,168,762
Metro AG	104,409	5,131,840
Munich Re Group	147,838	18,625,509
RWE AG	332,624	13,733,976
Salzgitter AG	31,967	1,648,546
SAP AG	735,531	44,048,039
Siemens AG	656,032	66,397,307
Suedzucker AG (Bearer)	56,884	1,804,068
Thyssenkrupp AG	305,896	7,859,818
United Internet AG	89,235	1,717,232
Volkswagen AG	22,950	3,469,653
Wacker Chemie AG (d)	12,121	1,153,410
TOTAL GERMANY		590,803,826
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	140,036	2,145,336
Greek Organization of Football Prognostics SA	177,408	1,587,809
Hellenic Telecommunications Organization SA	172,803	729,175
National Bank of Greece SA (a)	739,102	1,968,791
TOTAL GREECE		6,431,111
Hong Kong - 2.3%
AIA Group Ltd.	6,685,200	21,012,075
Bank of East Asia Ltd.	1,255,534	4,342,149
BOC Hong Kong (Holdings) Ltd.	2,965,066	6,788,402
Cathay Pacific Airways Ltd.	899,327	1,624,813
Cheung Kong Holdings Ltd.	1,097,449	12,558,759
CLP Holdings Ltd.	1,549,157	13,765,695
Galaxy Entertainment Group Ltd. (a)	1,073,000	2,129,971
Hang Lung Group Ltd.	691,000	3,701,254
Hang Lung Properties Ltd.	1,981,423	6,011,222
Hang Seng Bank Ltd.	631,801	7,766,008
Henderson Land Development Co. Ltd.	855,319	4,255,233
Hong Kong & China Gas Co. Ltd.	3,796,523	8,821,096
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hong Kong Exchanges and Clearing Ltd.	823,798	$ 13,601,548
Hopewell Holdings Ltd.	460,500	1,201,713
Hutchison Whampoa Ltd.	1,696,158	14,874,049
Hysan Development Co. Ltd.	494,044	1,593,678
Link (REIT)	1,762,036	6,347,247
MTR Corp. Ltd.	1,113,451	3,673,264
New World Development Co. Ltd.	2,903,603	2,482,875
PCCW Ltd.	3,099,000	1,144,531
Power Assets Holdings Ltd.	1,109,676	8,314,441
Sino Land Ltd.	2,338,689	2,949,778
SJM Holdings Ltd.	1,276,000	2,195,010
Sun Hung Kai Properties Ltd.	1,130,141	14,044,021
Swire Pacific Ltd. (A Shares)	583,884	7,120,050
Wharf Holdings Ltd.	1,210,585	5,925,094
Wheelock and Co. Ltd.	719,000	1,920,249
Wing Hang Bank Ltd.	147,842	1,221,375
TOTAL HONG KONG		181,385,600
Ireland - 0.3%
CRH PLC	572,274	10,926,313
Elan Corp. PLC (a)	392,037	4,270,348
Irish Bank Resolution Corp. Ltd. (a)	331,052	4
James Hardie Industries NV CDI	342,913	2,463,673
Kerry Group PLC Class A	114,196	4,266,252
Ryanair Holdings PLC (a)	262,563	1,342,168
Ryanair Holdings PLC sponsored ADR (a)(d)	11,000	330,990
TOTAL IRELAND		23,599,748
Isle of Man - 0.1%
Genting Singapore PLC (a)	4,863,859	5,913,284
Israel - 0.6%
Bank Hapoalim BM (Reg.)	834,048	2,844,505
Bank Leumi le-Israel BM	948,255	2,749,662
Bezeq Israeli Telecommunication Corp. Ltd.	1,399,043	2,627,625
Cellcom Israel Ltd.	4,000	68,640
Cellcom Israel Ltd. (Israel)	40,444	699,243
Delek Group Ltd.	3,090	566,706
Elbit Systems Ltd. (Israel)	19,780	815,616
Israel Chemicals Ltd.	355,747	3,799,745
Israel Corp. Ltd. (Class A)	1,890	1,236,872
Israel Discount Bank Ltd. (Class A) (a)	587,458	859,542
Mizrahi Tefahot Bank Ltd.	97,754	802,784
Nice Systems Ltd. (a)	47,032	1,576,952
Partner Communications Co. Ltd.	65,841	633,476
Teva Pharmaceutical Industries Ltd.	728,896	28,892,127
Teva Pharmaceutical Industries Ltd. sponsored ADR	20,000	792,200
TOTAL ISRAEL		48,965,695
Italy - 2.1%
A2A SpA (d)	945,335	986,457

	Shares	Value
Assicurazioni Generali SpA	918,997	$ 15,202,778
Atlantia SpA	241,310	3,703,328
Autogrill SpA	85,034	882,758
Banca Carige SpA (d)	468,085	929,086
Banca Monte dei Paschi di Siena SpA	3,895,538	1,303,520
Banco Popolare Societa Cooperativa (d)	1,376,567	1,645,486
Enel Green Power SpA	1,403,128	3,135,742
Enel SpA	5,246,693	22,224,022
ENI SpA	1,918,124	40,627,107
EXOR SpA	50,843	1,075,441
Fiat Industrial SpA (a)	600,389	5,337,199
Fiat SpA (d)	616,656	3,168,923
Finmeccanica SpA	349,144	1,506,123
Intesa Sanpaolo SpA	8,034,766	13,259,355
Intesa Sanpaolo SpA (Risparmio Shares)	678,148	869,408
Luxottica Group SpA	89,919	2,565,365
Mediaset SpA	546,805	1,610,734
Mediobanca SpA	409,666	2,638,138
Pirelli & C SpA	210,206	1,975,985
Prysmian SpA	159,461	2,166,489
Saipem SpA	210,046	9,329,034
Snam Rete Gas SpA	1,301,101	6,014,787
Telecom Italia SpA	7,536,734	8,533,474
Terna SpA	982,545	3,509,605
UniCredit SpA	10,701,930	11,117,123
Unione di Banche Italiane SCPA (d)	636,324	2,582,474
TOTAL ITALY		167,899,941
Japan - 21.1%
ABC-Mart, Inc.	22,100	821,787
Advantest Corp.	117,990	1,328,204
Aeon Co. Ltd.	478,200	6,535,229
Aeon Credit Service Co. Ltd.	60,400	926,920
Aeon Mall Co. Ltd.	64,300	1,503,053
Air Water, Inc.	110,000	1,437,230
Aisin Seiki Co. Ltd.	155,000	4,684,183
Ajinomoto Co., Inc.	518,866	6,216,165
Alfresa Holdings Corp.	33,700	1,243,190
All Nippon Airways Ltd.	612,000	1,845,053
Amada Co. Ltd.	303,000	1,889,281
Aozora Bank Ltd.	442,000	1,184,197
Asahi Glass Co. Ltd.	799,677	6,846,413
Asahi Group Holdings	305,703	6,786,311
Asahi Kasei Corp.	1,006,727	6,107,560
Asics Corp.	125,300	1,503,435
Astellas Pharma, Inc. (d)	355,700	13,712,730
Bank of Kyoto Ltd.	262,000	2,279,119
Bank of Yokohama Ltd.	1,008,084	4,810,086
Benesse Corp.	54,900	2,484,499
Bridgestone Corp.	520,779	12,069,070
Brother Industries Ltd.	196,000	2,650,711
Canon, Inc.	905,244	40,616,490
Casio Computer Co. Ltd. (d)	198,100	1,235,470
Central Japan Railway Co.	1,205	9,656,392
Common Stocks - continued
	Shares	Value
Japan - continued
Chiba Bank Ltd.	615,674	$ 4,016,364
Chiyoda Corp.	136,000	1,502,726
Chubu Electric Power Co., Inc.	542,364	10,326,384
Chugai Pharmaceutical Co. Ltd.	169,325	2,587,145
Chugoku Electric Power Co., Inc.(THE)	233,500	4,002,217
Citizen Holdings Co. Ltd.	196,566	1,153,460
Coca-Cola West Co. Ltd.	44,100	747,494
Cosmo Oil Co. Ltd.	473,000	1,308,223
Credit Saison Co. Ltd.	119,252	2,183,965
Dai Nippon Printing Co. Ltd.	434,242	4,262,606
Dai-ichi Mutual Life Insurance Co.	7,198	8,030,822
Daicel Chemical Industries Ltd.	215,000	1,205,023
Daido Steel Co. Ltd.	236,000	1,546,363
Daihatsu Motor Co. Ltd.	161,000	2,821,179
Daiichi Sankyo Kabushiki Kaisha	536,970	9,683,653
Daikin Industries Ltd.	183,594	5,407,338
Dainippon Sumitomo Pharma Co. Ltd.	141,800	1,462,647
Daito Trust Construction Co. Ltd.	56,563	5,045,453
Daiwa House Industry Co. Ltd.	382,184	4,626,000
Daiwa Securities Group, Inc.	1,331,985	4,476,236
DeNA Co. Ltd.	80,000	2,483,909
Denki Kagaku Kogyo KK	363,358	1,430,190
Denso Corp.	387,938	11,113,380
Dentsu, Inc. (d)	146,200	4,253,213
East Japan Railway Co.	272,300	16,680,738
Eisai Co. Ltd.	201,878	7,794,812
Electric Power Development Co. Ltd.	97,280	2,455,062
Elpida Memory, Inc. (a)(d)	199,000	991,755
FamilyMart Co. Ltd.	50,200	2,002,667
Fanuc Corp.	156,272	25,678,569
Fast Retailing Co. Ltd.	42,000	6,816,497
Fuji Electric Co. Ltd.	487,153	1,441,146
Fuji Heavy Industries Ltd.	460,000	2,659,044
Fujifilm Holdings Corp.	364,905	8,857,572
Fujitsu Ltd.	1,471,075	7,829,444
Fukuoka Financial Group, Inc.	594,300	2,449,898
Furukawa Electric Co. Ltd.	466,790	1,067,474
GREE, Inc.	70,800	2,377,275
GS Yuasa Corp. (d)	272,000	1,566,348
Gunma Bank Ltd.	320,663	1,811,239
Hakuhodo DY Holdings, Inc.	17,940	984,256
Hamamatsu Photonics KK	53,700	1,978,559
Hino Motors Ltd.	228,000	1,402,417
Hirose Electric Co. Ltd.	27,198	2,517,040
Hiroshima Bank Ltd.	380,000	1,819,729
Hisamitsu Pharmaceutical Co., Inc.	50,700	2,023,068
Hitachi Chemical Co. Ltd.	78,400	1,513,754
Hitachi Construction Machinery Co. Ltd. (d)	77,800	1,381,536
Hitachi High-Technologies Corp.	57,700	1,274,260
Hitachi Ltd.	3,593,271	19,941,310
Hitachi Metals Ltd.	129,000	1,449,755

	Shares	Value
Hokkaido Electric Power Co., Inc.	140,200	$ 1,891,482
Hokuhoku Financial Group, Inc.	982,715	1,919,364
Hokuriku Electric Power Co., Inc.	137,700	2,478,293
Honda Motor Co. Ltd.	1,305,060	41,420,590
Hoya Corp.	350,616	7,468,885
Ibiden Co. Ltd. (d)	100,500	2,381,615
Idemitsu Kosan Co. Ltd.	17,400	1,860,969
INPEX Corp.	1,723	11,633,264
Isetan Mitsukoshi Holdings Ltd.	301,987	2,956,485
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,032,185	2,424,477
Isuzu Motors Ltd.	938,000	4,426,049
Itochu Corp.	1,199,786	12,194,267
ITOCHU Techno-Solutions Corp.	23,600	1,019,573
Iyo Bank Ltd.	194,000	1,921,627
J Front Retailing Co. Ltd.	376,800	1,668,826
Japan Petroleum Exploration Co. Ltd.	28,300	1,162,160
Japan Prime Realty Investment Corp.	494	1,202,858
Japan Real Estate Investment Corp.	376	3,118,452
Japan Retail Fund Investment Corp.	1,497	2,289,685
Japan Steel Works Ltd.	257,000	1,718,412
Japan Tobacco, Inc.	3,562	17,095,411
JFE Holdings, Inc.	369,175	6,796,287
JGC Corp.	165,117	4,162,001
Joyo Bank Ltd.	529,941	2,304,139
JS Group Corp.	211,859	4,018,486
JSR Corp.	141,716	2,763,423
JTEKT Corp.	169,800	1,674,919
Jupiter Telecommunications Co.	1,847	1,795,504
JX Holdings, Inc.	1,798,668	11,440,323
Kajima Corp.	690,317	2,079,070
Kamigumi Co. Ltd.	210,663	1,726,568
Kaneka Corp.	216,559	1,165,242
Kansai Electric Power Co., Inc.	597,236	8,947,494
Kansai Paint Co. Ltd.	167,000	1,590,043
Kao Corp.	417,050	11,038,452
Kawasaki Heavy Industries Ltd.	1,112,945	2,896,649
Kawasaki Kisen Kaisha Ltd.	533,000	926,862
KDDI Corp.	2,315	15,340,701
Keihin Electric Express Railway Co. Ltd.	378,061	3,320,217
Keio Corp.	466,410	3,165,387
Keisei Electric Railway Co.	208,000	1,455,226
Keyence Corp.	32,720	8,373,246
Kikkoman Corp.	135,849	1,508,023
Kinden Corp.	97,000	801,270
Kintetsu Corp. (d)	1,317,100	4,887,985
Kirin Holdings Co. Ltd.	654,256	7,989,014
Kobe Steel Ltd.	2,026,000	3,235,596
Koito Manufacturing Co. Ltd.	79,000	1,096,748
Komatsu Ltd.	758,645	19,417,613
Konami Corp.	72,400	2,177,890
Konica Minolta Holdings, Inc.	394,500	2,983,664
Kubota Corp.	920,864	8,329,560
Kuraray Co. Ltd.	268,586	3,855,031
Common Stocks - continued
	Shares	Value
Japan - continued
Kurita Water Industries Ltd.	89,300	$ 2,392,038
Kyocera Corp.	121,502	10,907,493
Kyowa Hakko Kirin Co., Ltd.	210,689	2,494,741
Kyushu Electric Power Co., Inc.	317,570	4,407,872
Lawson, Inc.	46,316	2,743,312
Mabuchi Motor Co. Ltd.	20,821	921,548
Makita Corp.	87,000	3,043,889
Marubeni Corp.	1,317,244	8,138,623
Marui Group Co. Ltd.	181,649	1,330,054
Maruichi Steel Tube Ltd.	39,300	866,221
Mazda Motor Corp. (a)	1,363,000	2,486,072
McDonald's Holdings Co. (Japan) Ltd.	48,900	1,346,314
Medipal Holdings Corp.	118,000	1,159,905
Meiji Holdings Co. Ltd.	51,229	2,225,938
Miraca Holdings, Inc.	42,500	1,632,241
Mitsubishi Chemical Holdings Corp.	1,068,775	6,209,781
Mitsubishi Corp.	1,117,102	23,097,305
Mitsubishi Electric Corp.	1,529,106	14,477,076
Mitsubishi Estate Co. Ltd.	987,723	16,490,464
Mitsubishi Gas Chemical Co., Inc.	312,867	1,863,404
Mitsubishi Heavy Industries Ltd.	2,406,256	10,104,959
Mitsubishi Logistics Corp.	99,000	1,024,189
Mitsubishi Materials Corp.	936,937	2,637,173
Mitsubishi Motors Corp. of Japan (a)	3,161,000	3,818,310
Mitsubishi Tanabe Pharma Corp.	172,500	2,680,419
Mitsubishi UFJ Financial Group, Inc.	10,146,830	44,449,026
Mitsubishi UFJ Lease & Finance Co. Ltd.	45,720	1,750,576
Mitsui & Co. Ltd.	1,383,223	21,827,151
Mitsui Chemicals, Inc.	650,683	2,115,948
Mitsui Fudosan Co. Ltd.	664,677	10,781,357
Mitsui OSK Lines Ltd.	891,285	2,833,635
Mizuho Financial Group, Inc.	18,353,700	24,164,471
MS&AD Insurance Group Holdings, Inc.	445,084	8,738,830
Murata Manufacturing Co. Ltd.	160,454	9,509,581
Nabtesco Corp.	74,000	1,629,806
Namco Bandai Holdings, Inc.	159,150	2,294,898
NEC Corp. (a)	2,115,951	4,552,858
NGK Insulators Ltd.	196,309	2,155,499
NGK Spark Plug Co. Ltd.	135,000	1,721,964
NHK Spring Co. Ltd.	119,900	1,094,476
Nidec Corp.	87,042	7,950,656
Nikon Corp.	275,638	6,454,750
Nintendo Co. Ltd.	78,996	12,027,694
Nippon Building Fund, Inc.	431	3,951,451
Nippon Electric Glass Co. Ltd.	312,000	3,224,168
Nippon Express Co. Ltd.	687,546	2,606,015
Nippon Meat Packers, Inc.	139,740	1,755,882
Nippon Paper Group, Inc. (d)	76,700	1,644,298
Nippon Sheet Glass Co. Ltd.	700,000	1,346,426
Nippon Steel Corp.	4,089,661	9,929,124
Nippon Telegraph & Telephone Corp.	378,300	18,659,584
Nippon Yusen KK	1,188,578	2,648,069

	Shares	Value
Nishi-Nippon City Bank Ltd.	490,000	$ 1,447,415
Nissan Motor Co. Ltd.	2,045,348	18,785,491
Nisshin Seifun Group, Inc.	143,090	1,718,190
Nisshin Steel Co. Ltd.	530,000	760,113
Nissin Food Holdings Co. Ltd.	45,823	1,761,674
Nitori Holdings Co. Ltd.	29,300	2,739,171
Nitto Denko Corp.	128,794	5,354,252
NKSJ Holdings, Inc.	312,903	6,185,154
NOK Corp.	83,600	1,466,138
Nomura Holdings, Inc.	2,887,547	9,592,482
Nomura Real Estate Holdings, Inc.	73,400	1,143,647
Nomura Real Estate Office Fund, Inc.	213	1,092,116
Nomura Research Institute Ltd. (d)	84,700	1,869,252
NSK Ltd.	333,576	2,208,046
NTN Corp.	398,611	1,584,079
NTT Data Corp.	979	3,043,876
NTT DoCoMo, Inc.	12,169	21,512,039
NTT Urban Development Co.	844	573,405
Obayashi Corp.	548,704	2,306,844
Odakyu Electric Railway Co. Ltd.	491,000	4,647,758
Oji Paper Co. Ltd.	700,352	3,491,532
Olympus Corp. (d)	169,929	2,295,843
Omron Corp.	162,960	3,489,828
Ono Pharmaceutical Co. Ltd.	66,500	3,465,035
Oracle Corp. Japan	29,300	983,262
Oriental Land Co. Ltd.	39,256	4,087,591
ORIX Corp.	83,368	7,035,074
Osaka Gas Co. Ltd.	1,538,525	5,870,296
Otsuka Corp.	13,500	926,361
Otsuka Holdings Co. Ltd.	201,600	5,533,451
Panasonic Corp.	1,750,673	16,795,959
Rakuten, Inc.	5,876	6,305,254
Resona Holdings, Inc.	1,494,500	6,694,643
Ricoh Co. Ltd.	538,770	4,855,868
Rinnai Corp.	27,200	2,069,429
ROHM Co. Ltd.	76,344	3,657,565
Sankyo Co. Ltd. (Gunma)	43,100	2,154,673
Sanrio Co. Ltd.	36,000	1,872,869
Santen Pharmaceutical Co. Ltd.	58,500	2,207,049
SBI Holdings, Inc. Japan	20,126	1,645,106
Secom Co. Ltd.	166,067	7,490,769
Sega Sammy Holdings, Inc.	169,400	3,464,698
Seiko Epson Corp.	93,900	1,314,850
Sekisui Chemical Co. Ltd.	331,293	2,489,817
Sekisui House Ltd.	447,467	3,932,722
Seven & i Holdings Co., Ltd.	600,300	16,762,828
Seven Bank Ltd.	488,000	964,704
Sharp Corp.	800,675	8,172,196
Shikoku Electric Power Co., Inc.	144,100	4,034,205
Shimadzu Corp.	210,000	1,719,834
Shimamura Co. Ltd.	16,800	1,597,013
SHIMANO, Inc.	58,600	2,885,879
SHIMIZU Corp.	472,416	1,948,012
Common Stocks - continued
	Shares	Value
Japan - continued
Shin-Etsu Chemical Co., Ltd.	324,762	$ 16,329,242
Shinsei Bank Ltd.	1,073,000	1,087,486
Shionogi & Co. Ltd.	235,891	2,775,397
Shiseido Co. Ltd.	277,850	5,164,427
Shizuoka Bank Ltd.	457,274	4,741,110
Showa Denko KK	1,152,336	2,352,378
Showa Shell Sekiyu KK	150,800	1,009,701
SMC Corp.	43,271	7,188,023
SOFTBANK CORP.	707,530	23,899,506
Sojitz Corp. (d)	1,019,700	1,600,299
Sony Corp.	795,885	14,667,652
Sony Financial Holdings, Inc.	132,700	2,195,104
Square Enix Holdings Co. Ltd.	51,100	1,046,722
Stanley Electric Co. Ltd.	124,225	1,832,926
Sumco Corp. (a)	92,300	782,626
Sumitomo Chemical Co. Ltd.	1,226,334	4,685,093
Sumitomo Corp.	896,342	11,965,963
Sumitomo Electric Industries Ltd.	601,106	6,528,258
Sumitomo Heavy Industries Ltd.	461,822	2,823,628
Sumitomo Metal Industries Ltd.	2,799,966	4,938,283
Sumitomo Metal Mining Co. Ltd.	410,065	5,533,865
Sumitomo Mitsui Financial Group, Inc.	1,077,400	29,971,401
Sumitomo Mitsui Trust Holdings, Inc.	2,463,722	7,550,239
Sumitomo Realty & Development Co. Ltd.	278,000	5,514,949
Sumitomo Rubber Industries Ltd.	136,500	1,637,467
Suzuken Co. Ltd.	55,860	1,441,242
Suzuki Motor Corp.	264,500	5,632,734
Sysmex Corp.	58,400	2,010,593
T&D Holdings, Inc.	446,900	4,355,739
Taisei Corp.	805,594	2,088,152
Taisho Pharmaceutical Holdings Co. Ltd. (a)	31,557	2,166,849
Taiyo Nippon Sanso Corp.	203,000	1,483,158
Takashimaya Co. Ltd.	239,000	1,703,302
Takeda Pharmaceutical Co. Ltd.	627,242	25,766,646
TDK Corp.	101,025	5,162,772
Teijin Ltd.	720,341	2,204,468
Terumo Corp.	132,312	6,445,986
The Chugoku Bank Ltd.	140,000	1,934,878
The Hachijuni Bank Ltd.	362,000	2,138,518
The Suruga Bank Ltd.	176,000	1,619,151
THK Co. Ltd.	100,900	2,033,572
Tobu Railway Co. Ltd.	829,297	4,201,593
Toho Co. Ltd.	87,654	1,503,927
Toho Gas Co. Ltd.	344,000	2,043,770
Tohoku Electric Power Co., Inc.	359,590	3,745,976
Tokio Marine Holdings, Inc.	569,800	13,851,455
Tokyo Electric Power Co.	1,168,418	4,435,129
Tokyo Electron Ltd.	138,718	7,591,032
Tokyo Gas Co. Ltd.	2,013,395	8,637,643
Tokyu Corp.	892,954	4,305,825
Tokyu Land Corp.	342,000	1,339,660
TonenGeneral Sekiyu KK	234,856	2,678,822

	Shares	Value
Toppan Printing Co. Ltd.	440,013	$ 3,244,585
Toray Industries, Inc.	1,158,883	8,689,168
Toshiba Corp.	3,197,880	14,782,417
Tosoh Corp.	421,816	1,234,581
Toto Ltd.	220,185	1,786,722
Toyo Seikan Kaisha Ltd.	124,100	1,729,411
Toyo Suisan Kaisha Ltd.	71,000	1,747,241
Toyoda Gosei Co. Ltd.	56,800	988,849
Toyota Boshoku Corp.	55,500	624,394
Toyota Industries Corp.	147,886	4,129,435
Toyota Motor Corp.	2,206,651	72,675,555
Toyota Tsusho Corp.	165,900	2,791,884
Trend Micro, Inc.	80,600	2,474,605
Tsumura & Co.	52,800	1,464,865
Ube Industries Ltd.	787,605	2,228,514
Unicharm Corp.	89,380	4,240,200
Ushio, Inc.	80,600	1,218,794
USS Co. Ltd.	16,440	1,429,661
West Japan Railway Co.	136,100	5,618,940
Yahoo! Japan Corp.	11,652	3,692,616
Yakult Honsha Co. Ltd. (d)	78,166	2,398,875
Yamada Denki Co. Ltd.	64,935	4,697,556
Yamaguchi Financial Group, Inc.	159,000	1,522,541
Yamaha Corp.	125,043	1,214,451
Yamaha Motor Co. Ltd. (a)	218,300	3,046,716
Yamato Holdings Co. Ltd.	323,232	5,191,257
Yamato Kogyo Co. Ltd.	39,700	1,099,937
Yamazaki Baking Co. Ltd.	95,000	1,264,788
Yaskawa Electric Corp.	155,000	1,331,933
Yokogawa Electric Corp. (a)	190,400	1,803,569
TOTAL JAPAN		1,665,360,657
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	690,226	12,999,982
Millicom International Cellular SA (depositary receipt)	59,257	6,401,949
SES SA FDR (France) unit	237,161	5,830,778
Subsea 7 SA (a)	247,387	4,857,781
Tenaris SA	376,609	7,009,568
TOTAL LUXEMBOURG		37,100,058
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	78
Mauritius - 0.0%
Golden Agri-Resources Ltd.	5,323,680	3,007,512
Netherlands - 2.6%
AEGON NV (a)	1,384,210	6,043,322
Akzo Nobel NV	185,450	9,350,621
ASML Holding NV (Netherlands)	346,437	13,678,656
Corio NV	50,371	2,235,498
Delta Lloyd NV	83,533	1,459,887
European Aeronautic Defence and Space Co. EADS NV	326,557	9,740,134
Common Stocks - continued
	Shares	Value
Netherlands - continued
Fugro NV (Certificaten Van Aandelen) unit	54,311	$ 3,030,007
Heineken Holding NV (A Shares)	93,571	3,752,242
Heineken NV (Bearer)	205,837	9,641,383
ING Groep NV (Certificaten Van Aandelen) (a)	3,081,597	24,036,603
Koninklijke Ahold NV	932,939	11,861,540
Koninklijke Boskalis Westminster NV	59,403	1,988,533
Koninklijke KPN NV	1,207,062	14,744,982
Koninklijke Philips Electronics NV	806,556	16,409,060
QIAGEN NV (a)	191,319	2,825,573
Randstad Holdings NV	96,168	2,985,983
Reed Elsevier NV	544,024	6,405,050
Royal DSM NV	121,464	5,886,052
SBM Offshore NV	133,786	2,862,230
STMicroelectronics NV	519,313	3,291,608
TNT Express NV	275,221	1,979,838
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,299,748	44,274,159
Vopak NV	57,503	3,152,450
Wolters Kluwer NV (Certificaten Van Aandelen)	245,818	4,261,418
TOTAL NETHERLANDS		205,896,829
New Zealand - 0.1%
Auckland International Airport Ltd.	746,760	1,364,646
Chorus Ltd. (a)	304,061	781,232
Contact Energy Ltd.	243,005	1,009,602
Fletcher Building Ltd.	568,086	2,626,389
Sky City Entertainment Group Ltd.	557,243	1,470,905
Telecom Corp. of New Zealand Ltd.	1,520,309	2,410,189
TOTAL NEW ZEALAND		9,662,963
Norway - 0.8%
Aker Solutions ASA	130,953	1,526,084
DnB NOR ASA	843,002	8,583,293
Gjensidige Forsikring ASA	168,569	1,948,395
Norsk Hydro ASA	728,329	3,488,412
Orkla ASA (A Shares)	618,294	4,706,529
StatoilHydro ASA	886,252	22,921,311
Telenor ASA	592,436	10,104,753
Yara International ASA	151,029	6,103,925
TOTAL NORWAY		59,382,702
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (d)	417,720	641,065
Cimpor-Cimentos de Portugal SGPS SA	163,860	1,145,057
Energias de Portugal SA (d)	1,481,927	4,739,740
Galp Energia SGPS SA Class B	181,449	3,030,934
Jeronimo Martins SGPS SA	174,636	3,176,456
Portugal Telecom SGPS SA (Reg.)	520,490	3,216,698
TOTAL PORTUGAL		15,949,950

	Shares	Value
Singapore - 1.5%
Ascendas Real Estate Investment Trust	1,379,183	$ 2,221,703
CapitaLand Ltd.	1,956,437	3,966,337
CapitaMall Trust	1,646,200	2,279,116
CapitaMalls Asia Ltd.	1,109,000	1,129,179
City Developments Ltd.	401,000	3,104,915
ComfortDelgro Corp. Ltd.	1,479,784	1,645,761
Cosco Corp. Singapore Ltd.	929,000	668,889
DBS Group Holdings Ltd.	1,405,911	13,983,207
Fraser & Neave Ltd.	733,150	3,726,264
Global Logistic Properties Ltd. (a)	1,366,000	1,986,492
Hutchison Port Holdings Trust	4,131,000	2,519,397
Jardine Cycle & Carriage Ltd.	90,267	3,306,201
Keppel Corp. Ltd.	1,133,400	8,420,617
Keppel Land Ltd.	596,000	1,154,903
Neptune Orient Lines Ltd.	1,052,750	886,544
Olam International Ltd.	1,164,700	2,177,949
Oversea-Chinese Banking Corp. Ltd.	2,021,793	12,881,133
SembCorp Industries Ltd.	839,130	2,823,041
SembCorp Marine Ltd.	695,800	2,092,679
Singapore Airlines Ltd.	427,425	3,502,645
Singapore Exchange Ltd.	667,000	3,277,379
Singapore Press Holdings Ltd.	1,216,021	3,754,550
Singapore Technologies Engineering Ltd.	1,225,161	2,595,777
Singapore Telecommunications Ltd.	6,394,827	15,589,668
StarHub Ltd.	471,000	1,052,323
United Overseas Bank Ltd.	993,829	12,051,721
UOL Group Ltd.	382,984	1,287,211
Wilmar International Ltd.	1,527,000	6,196,416
Yangzijiang Shipbuilding Holdings Ltd.	1,683,000	1,212,448
TOTAL SINGAPORE		121,494,465
Spain - 3.2%
Abertis Infraestructuras SA	300,363	4,777,113
Acerinox SA (d)	79,322	1,070,233
Actividades de Construccion y Servicios SA (ACS) (d)	112,095	3,619,099
Amadeus IT Holding SA Class A	243,038	4,090,748
Banco Bilbao Vizcaya Argentaria SA	3,624,735	30,537,188
Banco de Sabadell SA (d)	890,129	2,978,538
Banco Popular Espanol SA (d)	840,855	3,582,046
Banco Santander SA (Spain)	6,723,968	50,477,278
Bankia SA	668,556	3,342,193
Bankinter SA (d)	172,053	965,085
Cintra Concesiones de Infrastructuras de Transporte SA	331,714	4,093,541
Criteria CaixaCorp SA	577,854	2,942,345
Distribuidora Internacional de Alimentacion SA (a)	461,384	2,076,483
EDP Renovaveis SA (a)	164,836	952,071
Enagas SA	138,798	2,599,208
Fomento Construcciones y Contratas SA (FOCSA) (d)	43,595	1,123,370
Gas Natural SDG SA	266,293	4,630,681
Common Stocks - continued
	Shares	Value
Spain - continued
Grifols SA (a)(d)	113,065	$ 1,824,069
Grupo Acciona SA (d)	20,633	1,909,049
Iberdrola SA	3,115,087	20,751,041
Inditex SA	172,352	14,598,708
Indra Sistemas (d)	87,446	1,227,437
International Consolidated Airlines Group SA CDI (a)	781,207	1,808,389
MAPFRE SA (Reg.)	647,428	2,159,454
Red Electrica Corporacion SA	83,799	3,677,387
Repsol YPF SA	648,692	19,522,724
Telefonica SA	3,270,920	61,429,341
Zardoya Otis SA	118,140	1,660,655
TOTAL SPAIN		254,425,474
Sweden - 2.9%
Alfa Laval AB	271,007	5,198,887
ASSA ABLOY AB (B Shares)	244,741	5,989,937
Atlas Copco AB:
(A Shares)	531,808	11,357,373
(B Shares)	313,958	5,957,880
Boliden AB	233,547	3,356,751
Electrolux AB (B Shares)	222,944	3,851,815
Getinge AB (B Shares)	162,614	4,174,581
H&M Hennes & Mauritz AB (B Shares)	810,698	25,640,592
Hexagon AB (B Shares)	196,466	2,979,133
Holmen AB (B Shares)	42,486	1,171,062
Husqvarna AB (B Shares)	388,141	1,910,244
Industrivarden AB Series C	92,632	1,123,298
Investment AB Kinnevik	159,611	3,234,115
Investor AB (B Shares)	361,911	6,718,102
Lundin Petroleum AB	173,500	4,446,351
Modern Times Group MTG AB (B Shares)	39,453	1,905,536
Nordea Bank AB	2,075,453	16,456,512
Ratos AB (B Shares)	158,838	1,841,631
Sandvik AB	801,458	10,216,333
Scania AB (B Shares)	246,239	3,748,429
Securitas AB (B Shares)	258,383	2,266,417
Skandinaviska Enskilda Banken AB (A Shares)	1,100,973	6,380,118
Skanska AB (B Shares)	329,711	5,106,812
SKF AB (B Shares)	304,757	6,485,916
SSAB Svenskt Stal AB (A Shares)	119,839	1,080,397
Svenska Cellulosa AB (SCA) (B Shares)	457,478	6,774,747
Svenska Handelsbanken AB (A Shares)	384,330	10,099,299
Swedbank AB (A Shares)	638,996	8,494,826
Swedish Match Co.	169,807	5,551,315
Tele2 AB (B Shares)	258,470	5,130,283
Telefonaktiebolaget LM Ericsson (B Shares)	2,415,135	25,768,410
TeliaSonera AB	1,820,331	12,375,517
Volvo AB (B Shares)	1,102,636	12,596,991
TOTAL SWEDEN		229,389,610

	Shares	Value
Switzerland - 8.1%
ABB Ltd. (Reg.)	1,767,849	$ 33,516,999
Actelion Ltd.	93,651	3,260,100
Adecco SA (Reg.)	105,899	4,569,829
Aryzta AG	70,719	3,402,408
Baloise Holdings AG	39,798	2,807,861
Barry Callebaut AG	1,450	1,321,429
Compagnie Financiere Richemont SA Series A	417,763	22,504,781
Credit Suisse Group	917,168	22,138,792
GAM Holding Ltd.	169,667	1,968,769
Geberit AG (Reg.)	32,614	6,230,042
Givaudan SA	6,858	6,366,266
Holcim Ltd. (Reg.)	201,801	11,233,258
Julius Baer Group Ltd.	166,606	5,938,359
Kuehne & Nagel International AG	45,427	5,514,893
Lindt & Spruengli AG	92	3,237,876
Lindt & Spruengli AG (participation certificate)	786	2,399,731
Lonza Group AG	42,250	2,580,788
Nestle SA	2,640,469	147,848,906
Novartis AG	1,862,353	100,585,982
Pargesa Holding SA	25,862	1,855,779
Partners Group Holding	11,200	2,067,126
Roche Holding AG (participation certificate)	561,046	89,054,921
Schindler Holding AG:
(participation certificate)	43,314	5,177,766
(Reg.)	19,170	2,331,458
SGS SA (Reg.)	4,389	7,394,276
Sika AG (Bearer)	1,692	3,159,882
Sonova Holding AG Class B	39,312	4,101,186
Straumann Holding AG (d)	6,716	1,176,311
Sulzer AG (Reg.)	20,843	2,311,326
Swatch Group AG:
(Bearer)	23,222	8,991,375
(Reg.)	44,941	3,146,116
Swiss Life Holding AG	26,421	2,747,668
Swiss Re Ltd.	284,736	14,961,498
Swisscom AG	19,927	7,503,982
Syngenta AG (Switzerland)	76,225	22,433,433
Transocean Ltd. (Switzerland)	255,299	11,030,817
UBS AG (a)	2,917,476	35,931,065
Zurich Financial Services AG	117,654	25,771,829
TOTAL SWITZERLAND		638,574,883
United Kingdom - 21.6%
3i Group PLC	740,618	2,208,419
Admiral Group PLC	155,130	2,245,928
Aggreko PLC	211,169	6,263,623
AMEC PLC	259,303	3,534,362
Anglo American PLC (United Kingdom)	1,053,223	40,000,862
Antofagasta PLC	304,911	5,665,763
ARM Holdings PLC	1,071,833	10,074,989
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Associated British Foods PLC	287,129	$ 4,997,379
AstraZeneca PLC (United Kingdom)	1,093,364	50,373,944
Aviva PLC	2,258,491	11,088,989
Babcock International Group PLC	267,438	3,040,851
BAE Systems PLC	2,669,479	11,466,608
Balfour Beatty PLC	498,142	1,963,060
Barclays PLC	9,270,954	26,715,575
BG Group PLC	2,700,847	57,582,865
BHP Billiton PLC	1,701,603	52,344,906
BP PLC	15,115,369	109,505,837
British American Tobacco PLC (United Kingdom)	1,574,056	73,070,592
British Land Co. PLC	686,503	5,336,351
British Sky Broadcasting Group PLC	901,846	10,827,482
BT Group PLC	6,150,171	18,409,761
Bunzl PLC	251,461	3,275,536
Burberry Group PLC	365,904	7,292,972
Cairn Energy PLC (a)	1,127,486	4,818,285
Capita Group PLC	470,726	4,654,171
Capital Shopping Centres Group PLC	425,008	2,141,761
Carnival PLC	143,497	4,943,753
Centrica PLC	4,088,399	19,364,494
Cobham PLC	844,912	2,341,725
Compass Group PLC	1,499,664	13,862,543
Diageo PLC	1,984,707	42,522,051
Essar Energy PLC (a)	254,067	927,851
Eurasian Natural Resources Corp. PLC	198,850	2,073,740
Fresnillo PLC	140,712	3,785,085
G4S PLC (United Kingdom)	1,125,347	4,523,032
GKN PLC	1,213,991	3,705,687
GlaxoSmithKline PLC	4,099,110	90,873,543
Hammerson PLC	545,344	3,347,280
HSBC Holdings PLC (United Kingdom)	14,231,372	111,046,497
ICAP PLC	444,246	2,477,150
Imperial Tobacco Group PLC	809,014	29,049,971
Inmarsat PLC	348,656	2,390,633
InterContinental Hotel Group PLC	224,710	3,908,205
International Power PLC	1,212,250	6,381,002
Intertek Group PLC	127,533	3,850,892
Invensys PLC	628,501	2,001,344
Investec PLC	374,182	2,122,877
ITV PLC	2,794,549	2,839,783
J Sainsbury PLC	969,434	4,625,146
Johnson Matthey PLC	164,947	4,946,964
Kazakhmys PLC	179,153	2,600,755
Kingfisher PLC	1,879,794	7,540,580
Land Securities Group PLC	621,284	6,698,546
Legal & General Group PLC	4,568,591	7,607,313
Lloyds Banking Group PLC (a)	32,680,889	12,793,091
London Stock Exchange Group PLC	109,725	1,481,802
Lonmin PLC	121,156	2,034,522
Man Group PLC	1,473,238	3,280,869

	Shares	Value
Marks & Spencer Group PLC	1,247,813	$ 6,466,365
Meggitt PLC	600,800	3,590,546
National Grid PLC	2,855,935	28,075,092
Next PLC	137,072	5,767,389
Old Mutual PLC	4,334,501	7,714,110
Pearson PLC	640,635	11,641,358
Prudential PLC	2,014,734	19,836,588
Reckitt Benckiser Group PLC	490,127	24,760,719
Reed Elsevier PLC	955,114	7,914,487
Rexam PLC	671,467	3,622,965
Rio Tinto PLC	1,129,448	59,479,479
Rolls-Royce Group PLC	1,486,553	17,007,543
Rolls-Royce Group PLC Class C	107,087,724	168,063
Royal & Sun Alliance Insurance Group PLC	2,785,980	4,730,847
Royal Bank of Scotland Group PLC (a)	14,315,249	4,766,499
Royal Dutch Shell PLC:
Class A (Netherlands)	21,489	750,662
Class A (United Kingdom)	2,846,344	99,581,433
Class B	2,159,810	77,852,620
SABMiller PLC	757,300	26,622,548
Sage Group PLC	1,018,911	4,638,928
Schroders PLC	90,581	1,909,180
Scottish & Southern Energy PLC	750,717	15,493,005
Segro PLC	581,913	2,057,562
Serco Group PLC	383,152	2,950,070
Severn Trent PLC	193,432	4,687,154
Smith & Nephew PLC	698,456	6,383,447
Smiths Group PLC	311,943	4,636,165
Standard Chartered PLC (United Kingdom)	1,893,672	41,131,495
Standard Life PLC	1,861,931	5,908,516
Tate & Lyle PLC	355,571	3,752,773
Tesco PLC	6,374,943	40,539,593
The Weir Group PLC	169,523	5,480,618
TUI Travel PLC	417,156	1,128,676
Tullow Oil PLC	715,437	15,562,103
Unilever PLC	1,020,373	34,287,239
United Utilities Group PLC	540,070	5,331,315
Vedanta Resources PLC	98,910	1,648,536
Vodafone Group PLC	40,751,547	110,353,993
Whitbread PLC	139,577	3,601,217
Wm Morrison Supermarkets PLC	1,731,174	8,748,432
Xstrata PLC	1,656,530	26,439,541
TOTAL UNITED KINGDOM		1,697,868,468
United States of America - 0.1%
Synthes, Inc.	53,947	8,911,442
TOTAL COMMON STOCKS (Cost $9,065,173,239)		7,675,968,385
Nonconvertible Preferred Stocks - 0.8%
	Shares	Value
France - 0.2%
Air Liquide SA (a)	140,354	$ 17,722,239
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	42,156	2,206,003
Henkel AG & Co. KGaA	138,455	8,220,252
Porsche Automobil Holding SE (Germany)	120,077	7,300,981
ProSiebenSat.1 Media AG	57,176	1,121,037
RWE AG (non-vtg.) (d)	33,986	1,259,636
Volkswagen AG	115,669	19,842,144
TOTAL GERMANY		39,950,053
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	4,722,944	4,615,355
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $52,408,313)		62,287,647
Government Obligations - 0.3%
Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.09% 12/15/11 to 6/28/12 (e) (Cost $19,997,459)	$ 20,000,000	19,998,144
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	81,666,278	81,666,278
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	77,025,193	77,025,193
TOTAL MONEY MARKET FUNDS (Cost $158,691,471)		158,691,471
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $9,296,270,482)	7,916,945,647
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(37,763,033)
NET ASSETS - 100%	$ 7,879,182,614
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
28 CAC 40 10 Euro Index Contracts (France)	Dec. 2011	$ 1,185,652	$ (9,546)
71 CME Nikkei 225 Index Contracts (Japan)	Dec. 2011	3,957,415	45,556
9 Eurex DAX Index Contracts (Switzerland)	Dec. 2011	1,839,143	91,528
1,241 Eurex EURO STOXX 50 Index Contracts (Germany)	Dec. 2011	38,791,117	1,084,358
476 FTSE 100 Index Contracts (United Kingdom)	Dec. 2011	41,034,599	643,043
15 FTSE MIB Index Contracts (Italy)	Dec. 2011	1,536,222	(34,294)
34 Hang Seng 100 Index Contracts (Hong Kong)	Dec. 2011	3,956,776	7,224
55 MSCI Index Contracts (Singapore)	Dec. 2011	2,624,137	56,579
342 OMX Stockholm 30 Index Contracts (Sweden)	Dec. 2011	4,978,718	40,041
140 SFE SPI 200 Index Contracts (Australia)	Dec. 2011	14,808,652	(183,368)
323 TOPIX Index Contracts (Japan)	Dec. 2011	30,300,775	(801,976)
TOTAL EQUITY INDEX CONTRACTS		$ 145,013,206	$ 939,145

The face value of futures purchased as a percentage of net assets is 1.8%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
14,800,000 AUD	Dec. 2011	$ 15,190,988	$ 58,185
31,800,000 EUR	Dec. 2011	42,740,156	(732,155)
Forward Foreign Currency Contracts - continued
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy - continued
26,900,000 GBP	Dec. 2011	$ 42,210,228	$ (462,973)
2,720,000,000 JPY	Dec. 2011	35,079,622	(62,913)
31,900,000 SEK	Dec. 2011	4,710,638	(89,073)
		$ 139,931,632	$ (1,288,929)

(Payable Amount $141,220,561)

The value of contracts to buy as a percentage of net assets - 1.8%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,799,123.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 157,705
Fidelity Securities Lending Cash Central Fund	2,011,836
Total	$ 2,169,541
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 1,697,868,468	$ 627,188,325	$ 1,070,680,143	$ -
Japan	1,665,360,657	-	1,665,360,657	-
Australia	692,157,947	2,381,721	689,776,226	-
France	678,729,860	492,405,144	186,324,716	-
Switzerland	638,574,883	423,968,612	214,606,271	-
Germany	630,753,879	479,941,610	150,812,269	-
Spain	254,425,474	111,981,667	142,443,807	-
Sweden	229,389,610	203,621,200	25,768,410	-
Netherlands	205,896,829	98,163,421	107,733,408	-
Ireland	23,599,748	4,597,242	19,002,502	4
Austria	18,291,175	18,291,171	-	4
Malta	78	-	-	78
Other	1,003,207,424	427,159,156	576,048,268	-
Government Obligations	19,998,144	-	19,998,144	-
Money Market Funds	158,691,471	158,691,471	-	-
Total Investments in Securities:	$ 7,916,945,647	$ 3,048,390,740	$ 4,868,554,821	$ 86
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 58,185	$ -	$ 58,185	$ -
Futures Contracts	1,968,329	1,968,329	-	-
Total Assets	$ 2,026,514	$ 1,968,329	$ 58,185	$ -
Liabilities
Forward Foreign Currency Contracts	$ (1,347,114)	$ -	$ (1,347,114)	$ -
Futures Contracts	(1,029,184)	(1,029,184)	-	-
Total Liabilities	$ (2,376,298)	$ (1,029,184)	$ (1,347,114)	$ -
Total Derivative Instruments:	$ (349,784)	$ 939,145	$ (1,288,929)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 101
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(15)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 86
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (2)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Transfers from Level 1 to Level 2 during the period were $1,140,338,466.
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $9,322,108,977. Net unrealized depreciation aggregated $1,405,163,330, of which $932,281,253 related to appreciated investment securities and $2,337,444,583 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Total Market Index Fund

November 30, 2011

1.810711.107

STI-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc. (a)(d)	49,377	$ 433,036
Amerigon, Inc. (a)(d)	16,405	257,230
BorgWarner, Inc. (a)(d)	82,983	5,470,239
Cooper Tire & Rubber Co.	40,262	539,511
Dana Holding Corp. (a)	102,194	1,273,337
Dorman Products, Inc. (a)	5,103	197,384
Drew Industries, Inc. (d)	13,918	302,021
Exide Technologies (a)(d)	48,227	133,107
Federal-Mogul Corp. Class A (a)	31,171	455,097
Fuel Systems Solutions, Inc. (a)	11,625	206,925
Gentex Corp. (d)	109,863	3,238,761
Johnson Controls, Inc.	506,352	15,939,961
Lear Corp.	76,590	3,211,419
Modine Manufacturing Co. (a)	32,309	312,751
Motorcar Parts of America, Inc. (a)	7,628	56,676
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	7,089	9,074
Spartan Motors, Inc.	29,995	149,975
Standard Motor Products, Inc.	17,952	350,603
Stoneridge, Inc. (a)(d)	17,302	142,222
Strattec Security Corp.	672	13,756
Superior Industries International, Inc. (d)	24,943	406,072
Tenneco, Inc. (a)(d)	40,660	1,177,514
The Goodyear Tire & Rubber Co. (a)	170,845	2,390,122
Tower International, Inc. (a)	4,070	43,223
TRW Automotive Holdings Corp. (a)(d)	76,150	2,487,059
UQM Technologies, Inc. (a)(d)	14,381	22,147
Visteon Corp. (a)	34,015	1,903,139
		41,122,361
Automobiles - 0.5%
Ford Motor Co. (a)	2,820,031	29,892,329
General Motors Co.	446,216	9,499,939
Harley-Davidson, Inc.	173,817	6,391,251
Tesla Motors, Inc. (a)(d)	40,717	1,333,075
Thor Industries, Inc. (d)	34,954	845,887
Winnebago Industries, Inc. (a)(d)	22,867	147,263
		48,109,744
Distributors - 0.1%
Audiovox Corp. Class A (a)	18,073	130,849
Core-Mark Holding Co., Inc.	6,212	239,535
Genuine Parts Co.	127,154	7,438,509
LKQ Corp. (a)(d)	105,168	3,210,779
Pool Corp.	41,067	1,252,544
Weyco Group, Inc.	1,992	49,123
		12,321,339
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)(d)	16,975	650,482
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	91,965	4,458,463

	Shares	Value
Archipelago Learning, Inc. (a)	7,369	$ 77,375
Ascent Capital Group, Inc. (a)	15,290	711,444
Bridgepoint Education, Inc. (a)(d)	10,994	241,868
Capella Education Co. (a)(d)	13,090	445,060
Career Education Corp. (a)	44,821	316,436
Carriage Services, Inc.	4,102	23,915
Coinstar, Inc. (a)(d)	21,619	922,915
Collectors Universe, Inc.	3,259	45,789
Corinthian Colleges, Inc. (a)(d)	84,173	221,375
CPI Corp.	5,327	25,570
DeVry, Inc.	43,749	1,509,778
Education Management Corp. (a)(d)	26,671	594,230
Grand Canyon Education, Inc. (a)	19,563	302,248
H&R Block, Inc. (d)	262,151	4,123,635
Hillenbrand, Inc.	41,609	945,773
ITT Educational Services, Inc. (a)(d)	23,503	1,291,725
K12, Inc. (a)(d)	21,040	525,369
Learning Tree International, Inc. (a)	3,285	22,732
Lincoln Educational Services Corp.	15,671	115,182
Mac-Gray Corp. (d)	5,044	62,293
Matthews International Corp. Class A	22,471	745,363
National American University Holdings, Inc.	2,579	19,343
Princeton Review, Inc. (a)	14,908	1,267
Regis Corp. (d)	37,626	610,294
School Specialty, Inc. (a)(d)	13,358	55,836
Service Corp. International	171,726	1,760,192
Sotheby's Class A (Ltd. vtg.)	47,452	1,490,467
Steiner Leisure Ltd. (a)	10,649	500,503
Stewart Enterprises, Inc. Class A (d)	55,722	346,591
Strayer Education, Inc. (d)	14,558	1,415,911
Universal Technical Institute, Inc. (a)	29,419	375,975
Weight Watchers International, Inc.	25,755	1,513,621
		26,469,020
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc. (a)	18,286	287,090
Ambassadors Group, Inc.	20,059	90,065
Ameristar Casinos, Inc.	17,698	309,715
Bally Technologies, Inc. (a)	36,708	1,407,385
Biglari Holdings, Inc. (a)	607	208,699
BJ's Restaurants, Inc. (a)(d)	21,746	1,045,548
Bluegreen Corp. (a)	11,189	29,315
Bob Evans Farms, Inc.	27,901	934,125
Boyd Gaming Corp. (a)(d)	49,786	333,566
Bravo Brio Restaurant Group, Inc. (a)	12,451	214,531
Brinker International, Inc.	62,217	1,498,185
Buffalo Wild Wings, Inc. (a)(d)	13,815	890,791
Caribou Coffee Co., Inc. (a)(d)	18,083	244,301
Carnival Corp. unit	305,551	10,144,293
CEC Entertainment, Inc.	20,553	692,225
Chipotle Mexican Grill, Inc. (a)(d)	24,915	8,011,667
Choice Hotels International, Inc. (d)	28,838	1,034,996
Churchill Downs, Inc.	10,397	504,670
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Cracker Barrel Old Country Store, Inc.	18,601	$ 884,664
Darden Restaurants, Inc.	95,488	4,555,732
Denny's Corp. (a)(d)	71,197	242,070
DineEquity, Inc. (a)	12,829	603,989
Domino's Pizza, Inc. (a)(d)	32,722	1,077,863
Dover Downs Gaming & Entertainment, Inc.	1,508	3,031
Dover Motorsports, Inc. (a)	9,993	10,493
Dunkin' Brands Group, Inc. (a)	38,382	971,065
Einstein Noah Restaurant Group, Inc.	3,797	52,247
Empire Resorts, Inc. (a)	13,287	8,106
Gaylord Entertainment Co. (a)(d)	21,854	463,742
Great Wolf Resorts, Inc. (a)	11,425	28,448
Hyatt Hotels Corp. Class A (a)(d)	42,513	1,517,289
International Game Technology	231,636	3,951,710
International Speedway Corp. Class A (d)	19,978	491,459
Interval Leisure Group, Inc. (a)	29,497	413,253
Isle of Capri Casinos, Inc. (a)(d)	20,657	101,839
Jack in the Box, Inc. (a)(d)	42,139	863,850
Jamba, Inc. (a)(d)	58,887	85,386
Krispy Kreme Doughnuts, Inc. (a)(d)	47,141	354,500
Lakes Entertainment, Inc. (a)	2,872	6,232
Las Vegas Sands Corp. (a)	294,145	13,739,513
Life Time Fitness, Inc. (a)(d)	28,392	1,156,406
Luby's, Inc. (a)(d)	14,614	70,878
Marcus Corp.	22,859	280,023
Marriott International, Inc. Class A	233,853	7,160,579
Marriott Vacations Worldwide Corp.	23,385	373,692
McCormick & Schmick's Seafood Restaurants (a)	13,758	119,695
McDonald's Corp.	764,762	73,050,066
MGM Mirage, Inc. (a)(d)	231,630	2,383,473
Monarch Casino & Resort, Inc. (a)	4,802	46,051
Morgans Hotel Group Co. (a)	27,678	171,880
MTR Gaming Group, Inc. (a)	5,748	9,082
Multimedia Games Holdng Co., Inc. (a)(d)	20,726	153,372
O'Charleys, Inc. (a)(d)	10,158	65,418
Orient Express Hotels Ltd. Class A (a)(d)	63,690	457,931
P.F. Chang's China Bistro, Inc. (d)	18,729	568,051
Panera Bread Co. Class A (a)	23,453	3,362,691
Papa John's International, Inc. (a)	19,260	729,954
Peet's Coffee & Tea, Inc. (a)(d)	15,145	880,227
Penn National Gaming, Inc. (a)(d)	50,336	1,867,969
Pinnacle Entertainment, Inc. (a)(d)	61,922	654,516
Premier Exhibitions, Inc. (a)	1,375	2,393
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	561,875
Rick's Cabaret International, Inc. (a)	5,726	44,491
Royal Caribbean Cruises Ltd. (d)	100,808	2,793,390
Ruby Tuesday, Inc. (a)(d)	42,863	314,186
Ruth's Hospitality Group, Inc. (a)(d)	22,287	110,544

	Shares	Value
Scientific Games Corp. Class A (a)(d)	45,645	$ 392,547
Shuffle Master, Inc. (a)	42,130	467,222
Six Flags Entertainment Corp.	40,264	1,530,032
Sonic Corp. (a)	61,266	432,538
Speedway Motorsports, Inc.	6,057	84,677
Starbucks Corp.	552,915	24,040,744
Starwood Hotels & Resorts Worldwide, Inc.	139,098	6,632,193
Texas Roadhouse, Inc. Class A	57,171	765,520
The Cheesecake Factory, Inc. (a)(d)	31,757	900,629
Town Sports International Holdings, Inc. (a)	13,107	95,288
Vail Resorts, Inc. (d)	23,842	1,060,969
Wendy's Co.	250,660	1,243,274
WMS Industries, Inc. (a)	38,370	804,619
Wyndham Worldwide Corp.	127,681	4,526,291
Wynn Resorts Ltd.	64,969	7,832,663
Yum! Brands, Inc.	356,866	19,998,771
		226,504,458
Household Durables - 0.4%
American Biltrite, Inc. (a)	344	1,617
American Greetings Corp. Class A (d)	30,155	512,333
Bassett Furniture Industries, Inc.	1,847	14,684
Beazer Homes USA, Inc. (a)(d)	77,365	166,335
Blyth, Inc.	8,019	527,811
Brookfield Residential Properties, Inc. (a)	18,869	142,634
Cavco Industries, Inc. (a)(d)	9,813	399,291
Cobra Electronics Corp. (a)	1,032	4,623
CSS Industries, Inc.	10,316	219,215
D.R. Horton, Inc.	191,575	2,281,658
Dixie Group, Inc. (a)	2,977	8,484
Emerson Radio Corp. (a)	23,724	37,484
Ethan Allen Interiors, Inc.	19,507	395,992
Flexsteel Industries, Inc.	2,547	35,964
Furniture Brands International, Inc. (a)	37,283	37,656
Garmin Ltd. (d)	86,587	3,168,218
Harman International Industries, Inc.	46,835	1,934,286
Helen of Troy Ltd. (a)(d)	25,285	755,263
Hooker Furniture Corp.	12,895	125,855
Hovnanian Enterprises, Inc. Class A (a)(d)	149,795	211,211
iRobot Corp. (a)(d)	21,633	686,848
Jarden Corp.	62,160	1,935,662
KB Home (d)	56,985	418,840
Kid Brands, Inc. (a)	16,651	49,453
Koss Corp.	2,669	13,905
La-Z-Boy, Inc. (a)(d)	34,909	345,599
Leggett & Platt, Inc.	98,383	2,201,812
Lennar Corp. Class A	115,221	2,121,219
Libbey, Inc. (a)(d)	16,641	202,188
Lifetime Brands, Inc.	258	3,075
M.D.C. Holdings, Inc.	25,191	449,659
M/I Homes, Inc. (a)(d)	24,871	224,834
Meritage Homes Corp. (a)(d)	26,992	588,965
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Mohawk Industries, Inc. (a)	39,209	$ 2,139,243
Newell Rubbermaid, Inc.	208,059	3,183,303
NVR, Inc. (a)(d)	4,152	2,781,217
PulteGroup, Inc. (a)(d)	260,790	1,593,427
Ryland Group, Inc.	32,303	485,837
Sealy Corp., Inc. (a)(d)	37,146	73,921
Skullcandy, Inc. (a)(d)	6,595	97,738
Skyline Corp.	21,741	125,446
Standard Pacific Corp. (a)(d)	98,412	312,950
Stanley Furniture Co., Inc. (a)	5,699	17,097
Tempur-Pedic International, Inc. (a)(d)	48,462	2,646,510
Toll Brothers, Inc. (a)(d)	100,038	2,031,772
Tupperware Brands Corp.	43,005	2,505,471
Universal Electronics, Inc. (a)(d)	14,332	233,898
Whirlpool Corp.	55,336	2,714,784
Zagg, Inc. (a)(d)	21,268	244,582
		41,409,869
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	24,206	58,579
Amazon.com, Inc. (a)	263,309	50,631,688
Blue Nile, Inc. (a)(d)	11,337	430,693
dELiA*s, Inc. (a)	2,977	3,721
Expedia, Inc.	147,731	4,109,138
Gaiam, Inc. Class A	12,609	47,158
Geeknet, Inc. (a)	1,180	24,143
Groupon, Inc. Class A (a)(d)	27,415	479,763
Hollywood Media Corp. (a)	1,032	1,342
HomeAway, Inc. (d)	5,524	144,508
HSN, Inc.	27,970	1,001,326
Liberty Media Corp. Interactive Series A (a)	446,152	7,254,432
Netflix, Inc. (a)(d)	38,281	2,470,273
NutriSystem, Inc.	26,922	313,372
Orbitz Worldwide, Inc. (a)	31,286	110,127
Overstock.com, Inc. (a)(d)	14,467	119,497
PetMed Express, Inc.	32,292	300,961
Priceline.com, Inc. (a)	38,266	18,593,067
Shutterfly, Inc. (a)(d)	21,444	580,704
ValueVision Media, Inc. Class A (a)	18,644	35,424
Vitacost.com, Inc. (a)	15,384	101,073
		86,810,989
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)	8,692	172,797
Black Diamond, Inc. (a)	17,259	131,341
Brunswick Corp. (d)	68,451	1,274,558
Callaway Golf Co.	62,035	350,498
Eastman Kodak Co. (a)(d)	171,769	185,511
Hasbro, Inc.	84,738	3,034,468
JAKKS Pacific, Inc.	23,770	453,769
Johnson Outdoors, Inc. Class A (a)	3,505	57,797

	Shares	Value
Leapfrog Enterprises, Inc. Class A (a)	33,741	$ 183,551
Marine Products Corp. (a)(d)	11,741	63,284
Mattel, Inc.	268,187	7,726,467
Meade Instruments Corp. (a)	112	375
Nautilus, Inc. (a)	5,159	8,409
Polaris Industries, Inc. (d)	56,100	3,371,610
Smith & Wesson Holding Corp. (a)	91,237	281,010
Steinway Musical Instruments, Inc. (a)	4,620	125,387
Sturm, Ruger & Co., Inc. (d)	24,417	785,251
Summer Infant, Inc. (a)	24,563	168,502
		18,374,585
Media - 2.9%
A.H. Belo Corp. Class A	22,177	91,591
AMC Networks, Inc. Class A	41,453	1,492,308
Arbitron, Inc.	18,967	713,349
Ballantyne of Omaha, Inc. (a)	13,510	50,798
Belo Corp. Series A	65,965	385,895
Cablevision Systems Corp. - NY Group Class A	165,810	2,487,150
Carmike Cinemas, Inc. (a)(d)	21,753	164,018
CBS Corp. Class B	463,165	12,060,817
Charter Communications, Inc. Class A (a)	31,792	1,680,843
Cinemark Holdings, Inc.	55,534	1,087,911
Clear Channel Outdoor Holding, Inc. Class A (a)	41,131	465,192
Comcast Corp. Class A	2,053,796	46,559,555
Crown Media Holdings, Inc. Class A (a)(d)	15,375	22,755
Cumulus Media, Inc. Class A (a)(d)	68,791	209,125
Dex One Corp. (a)	48,569	63,625
Digital Generation, Inc. (a)(d)	26,444	306,750
DIRECTV (a)	564,882	26,673,728
Discovery Communications, Inc. (a)(d)	203,326	8,535,625
DISH Network Corp. Class A	161,315	3,963,510
DreamWorks Animation SKG, Inc. Class A (a)(d)	41,595	772,419
E.W. Scripps Co. Class A (a)	24,274	206,329
Emmis Communications Corp. Class A (a)	7,973	6,697
Entercom Communications Corp. Class A (a)	21,235	118,067
Entravision Communication Corp. Class A (a)	46,138	72,437
Fisher Communications, Inc. (a)	2,670	79,833
Gannett Co., Inc.	167,207	1,815,868
Gray Television, Inc. (a)	7,475	12,708
Harris Interactive, Inc. (a)	5,389	3,208
Harte-Hanks, Inc.	45,482	413,886
Insignia Systems, Inc.	5,038	11,084
interCLICK, Inc. (a)	2,254	20,354
Interpublic Group of Companies, Inc.	350,014	3,283,131
John Wiley & Sons, Inc. Class A	34,789	1,673,351
Journal Communications, Inc. Class A (a)	19,668	82,606
Knology, Inc. (a)	35,556	506,673
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Advertising Co. Class A (a)(d)	38,129	$ 926,153
Lee Enterprises, Inc. (a)(d)	23,796	12,874
Liberty Global, Inc. Class A (a)	194,721	7,670,060
Liberty Media Corp. Capital Series A (a)	90,172	6,878,320
LIN TV Corp. Class A (a)	36,007	122,784
Live Nation Entertainment, Inc. (a)(d)	134,515	1,162,210
LodgeNet Entertainment Corp. (a)(d)	35,253	74,031
Madison Square Garden Co. Class A (a)	38,302	1,115,354
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	35,226	104,973
McGraw-Hill Companies, Inc.	227,454	9,712,286
Media General, Inc. Class A (a)(d)	21,745	83,718
Meredith Corp.	29,133	844,857
Morningstar, Inc.	16,110	970,628
National CineMedia, Inc.	40,280	525,251
Navarre Corp. (a)	5,954	9,526
New Frontier Media, Inc. (a)	5,133	5,595
News Corp. Class A	1,729,071	30,154,998
Omnicom Group, Inc.	211,478	9,129,505
Outdoor Channel Holdings, Inc.	3,578	25,010
Pandora Media, Inc. (d)	9,948	101,271
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	36,540
ReachLocal, Inc. (a)	5,194	42,071
Regal Entertainment Group Class A	55,158	786,002
Rentrak Corp. (a)(d)	4,521	63,520
Saga Communications, Inc. Class A (a)	201	7,095
Salem Communications Corp. Class A	1,732	4,157
Scholastic Corp.	17,229	466,389
Scripps Networks Interactive, Inc. Class A	64,446	2,566,240
Sinclair Broadcast Group, Inc. Class A	36,510	377,513
Sirius XM Radio, Inc. (a)(d)	2,871,453	5,168,615
Spanish Broadcasting System, Inc. Class A (a)	698	1,724
SuperMedia, Inc. (a)(d)	19,383	37,991
The McClatchy Co. Class A (a)(d)	36,929	43,207
The New York Times Co. Class A (a)(d)	81,779	595,351
The Walt Disney Co.	1,306,712	46,845,625
Time Warner Cable, Inc.	251,435	15,206,789
Time Warner, Inc.	798,275	27,795,936
Valassis Communications, Inc. (a)(d)	33,863	650,508
Viacom, Inc. Class B (non-vtg.)	397,251	17,780,955
Virgin Media, Inc.	228,146	5,055,715
Washington Post Co. Class B (d)	3,597	1,290,999
World Wrestling Entertainment, Inc. Class A (d)	44,310	426,262
		310,971,804
Multiline Retail - 0.7%
99 Cents Only Stores (a)(d)	52,810	1,153,899
Big Lots, Inc. (a)	52,126	2,090,774
Dillard's, Inc. Class A (d)	32,687	1,536,289
Dollar General Corp. (a)	70,181	2,847,243

	Shares	Value
Dollar Tree, Inc. (a)	90,790	$ 7,398,477
Family Dollar Stores, Inc.	82,124	4,879,808
Fred's, Inc. Class A (d)	41,012	552,022
Gordmans Stores, Inc. (a)	3,821	49,100
JCPenney Co., Inc. (d)	116,105	3,720,004
Kohl's Corp.	196,726	10,583,859
Macy's, Inc.	310,535	10,039,597
Nordstrom, Inc.	122,705	5,556,082
Saks, Inc. (a)(d)	100,086	952,819
Sears Holdings Corp. (a)(d)	32,551	1,963,802
Target Corp.	456,890	24,078,103
The Bon-Ton Stores, Inc. (d)	35,903	94,425
Tuesday Morning Corp. (a)	26,882	87,098
		77,583,401
Specialty Retail - 2.2%
Aarons, Inc. Class A	52,315	1,374,838
Abercrombie & Fitch Co. Class A	63,802	3,056,754
Advance Auto Parts, Inc. (d)	56,386	3,903,039
Aeropostale, Inc. (a)(d)	64,770	1,004,583
America's Car Mart, Inc. (a)(d)	10,422	374,567
American Eagle Outfitters, Inc.	134,214	1,866,917
ANN, Inc. (a)	46,918	1,100,696
Asbury Automotive Group, Inc. (a)(d)	22,455	442,813
Ascena Retail Group, Inc. (a)	45,390	1,249,133
AutoNation, Inc. (a)(d)	40,356	1,457,255
AutoZone, Inc. (a)	20,149	6,616,529
Barnes & Noble, Inc. (d)	26,794	467,287
bebe Stores, Inc.	31,351	230,743
Bed Bath & Beyond, Inc. (a)	187,665	11,355,609
Best Buy Co., Inc.	230,978	6,257,194
Big 5 Sporting Goods Corp.	16,237	148,081
Body Central Corp. (a)	8,893	190,132
Books-A-Million, Inc. (d)	4,414	10,064
Brown Shoe Co., Inc. (d)	39,452	331,002
Build-A-Bear Workshop, Inc. (a)	4,049	32,352
Cabela's, Inc. Class A (a)	28,774	678,203
Cache, Inc. (a)	2,880	16,992
CarMax, Inc. (a)(d)	165,286	4,753,625
Casual Male Retail Group, Inc. (a)(d)	14,093	45,520
Charming Shoppes, Inc. (a)(d)	68,622	266,253
Chico's FAS, Inc.	124,070	1,290,328
Christopher & Banks Corp.	18,173	51,975
Citi Trends, Inc. (a)(d)	14,433	128,021
Coldwater Creek, Inc. (a)	52,942	45,715
Collective Brands, Inc. (a)	44,911	626,508
Conn's, Inc. (a)	7,800	87,984
Cost Plus, Inc. (a)(d)	9,618	77,810
Destination Maternity Corp.	9,860	144,449
Dick's Sporting Goods, Inc.	60,831	2,391,267
DSW, Inc. Class A	21,867	984,015
Express, Inc.	39,552	897,435
Finish Line, Inc. Class A	32,843	692,330
Foot Locker, Inc.	108,049	2,548,876
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Francescas Holdings Corp. (a)(d)	17,371	$ 286,622
GameStop Corp. Class A (a)(d)	104,359	2,412,780
Gap, Inc. (d)	214,735	4,013,397
Genesco, Inc. (a)(d)	19,944	1,177,693
GNC Holdings, Inc.	32,604	889,111
Group 1 Automotive, Inc.	17,193	844,348
Guess?, Inc.	44,172	1,242,117
Haverty Furniture Companies, Inc.	22,550	272,630
hhgregg, Inc. (a)(d)	15,184	240,515
Hibbett Sports, Inc. (a)(d)	22,731	1,034,488
Home Depot, Inc.	1,187,911	46,589,869
Hot Topic, Inc.	51,429	365,146
Jos. A. Bank Clothiers, Inc. (a)(d)	18,024	888,223
Kirkland's, Inc. (a)	10,699	133,417
Limited Brands, Inc.	208,736	8,835,795
Lithia Motors, Inc. Class A (sub. vtg.) (d)	20,666	458,992
Lowe's Companies, Inc.	966,188	23,198,174
Lumber Liquidators Holdings, Inc. (a)(d)	21,619	366,226
MarineMax, Inc. (a)	10,125	64,496
Midas, Inc. (a)	17,343	146,722
Monro Muffler Brake, Inc. (d)	28,456	1,142,508
New York & Co., Inc. (a)	19,427	52,064
O'Reilly Automotive, Inc. (a)	98,630	7,618,181
Office Depot, Inc. (a)(d)	201,295	452,914
OfficeMax, Inc. (a)(d)	62,318	289,779
Pacific Sunwear of California, Inc. (a)	60,120	83,567
Penske Automotive Group, Inc. (d)	27,486	557,691
Perfumania Holdings, Inc. (a)	876	17,021
PetSmart, Inc.	78,693	3,796,937
Pier 1 Imports, Inc. (a)(d)	84,654	1,150,448
RadioShack Corp. (d)	82,121	942,749
Rent-A-Center, Inc.	43,188	1,552,609
Ross Stores, Inc.	87,137	7,763,035
rue21, Inc. (a)	10,092	242,612
Sally Beauty Holdings, Inc. (a)(d)	82,253	1,653,285
Select Comfort Corp. (a)(d)	50,428	934,431
Shoe Carnival, Inc. (a)(d)	2,658	63,207
Signet Jewelers Ltd.	59,590	2,638,645
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	482,344
Stage Stores, Inc.	23,252	291,580
Staples, Inc.	568,557	8,192,906
Stein Mart, Inc.	16,975	111,526
Systemax, Inc. (a)(d)	6,560	96,432
Talbots, Inc. (a)	34,649	68,952
Teavana Holdings, Inc. (a)	5,562	111,073
The Buckle, Inc. (d)	17,427	696,383
The Cato Corp. Class A (sub. vtg.)	30,985	792,906
The Children's Place Retail Stores, Inc. (a)(d)	18,088	974,401

	Shares	Value
The Men's Wearhouse, Inc.	38,499	$ 1,071,427
The Pep Boys - Manny, Moe & Jack (d)	62,793	713,328
Tiffany & Co., Inc.	93,415	6,262,542
TJX Companies, Inc.	288,221	17,783,236
Tractor Supply Co.	50,840	3,672,173
Trans World Entertainment Corp. (a)	2,977	6,907
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	35,298	2,457,800
Urban Outfitters, Inc. (a)(d)	90,780	2,449,244
Vitamin Shoppe, Inc. (a)	15,516	571,144
West Marine, Inc. (a)	3,285	32,062
Wet Seal, Inc. Class A (a)(d)	66,930	230,909
Williams-Sonoma, Inc.	84,343	3,185,635
Zale Corp. (a)	22,527	77,493
Zumiez, Inc. (a)(d)	17,893	421,022
		232,362,763
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (a)(d)	29,392	15,284
Carter's, Inc. (a)(d)	38,101	1,515,277
Cherokee, Inc.	13,644	175,735
Coach, Inc.	222,257	13,911,066
Columbia Sportswear Co.	9,083	461,416
Crocs, Inc. (a)(d)	69,757	1,081,931
Culp, Inc. (a)	7,038	58,204
Deckers Outdoor Corp. (a)(d)	30,415	3,313,562
Delta Apparel, Inc. (a)	1,905	34,290
Fossil, Inc. (a)(d)	39,055	3,498,937
G-III Apparel Group Ltd. (a)(d)	8,597	158,443
Hallwood Group, Inc. (a)	605	7,260
Hanesbrands, Inc. (a)(d)	66,597	1,640,284
Iconix Brand Group, Inc. (a)	47,402	818,159
Joe's Jeans, Inc. (a)	32,503	16,902
K-Swiss, Inc. Class A (a)	23,242	66,007
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	13,384	142,272
Lacrosse Footwear, Inc.	810	9,761
Liz Claiborne, Inc. (a)(d)	79,525	657,672
Maidenform Brands, Inc. (a)	18,000	331,920
Movado Group, Inc.	12,323	193,841
NIKE, Inc. Class B	283,207	27,238,849
Oxford Industries, Inc.	8,687	329,498
Perry Ellis International, Inc. (a)(d)	6,508	93,064
PVH Corp.	48,056	3,262,522
Quiksilver, Inc. (a)	80,002	247,206
R.G. Barry Corp.	283	3,679
Ralph Lauren Corp.	45,457	6,448,530
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	26,486	356,502
Steven Madden Ltd. (a)(d)	32,649	1,164,263
Superior Uniform Group, Inc.	859	10,780
The Jones Group, Inc.	62,712	680,425
True Religion Apparel, Inc. (a)	26,399	929,245
Under Armour, Inc. Class A (sub. vtg.) (a)	27,400	2,228,442
Unifi, Inc. (a)	18,843	146,975
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Vera Bradley, Inc. (a)(d)	16,362	$ 628,301
VF Corp.	68,804	9,542,427
Warnaco Group, Inc. (a)(d)	30,384	1,540,165
Wolverine World Wide, Inc.	32,217	1,186,874
		84,145,970
TOTAL CONSUMER DISCRETIONARY		1,206,186,303
CONSUMER STAPLES - 9.7%
Beverages - 2.1%
Beam, Inc.	110,505	5,803,723
Boston Beer Co., Inc. Class A (a)(d)	7,632	762,513
Brown-Forman Corp. Class B (non-vtg.)	78,587	6,272,028
Central European Distribution Corp. (a)(d)	88,384	405,683
Coca-Cola Bottling Co. CONSOLIDATED	3,094	173,264
Coca-Cola Enterprises, Inc.	232,977	6,085,359
Constellation Brands, Inc. Class A (sub. vtg.) (a)	158,346	3,082,997
Dr Pepper Snapple Group, Inc.	165,117	6,031,724
Hansen Natural Corp. (a)	58,602	5,403,104
Jones Soda Co. (a)	15,000	6,752
Molson Coors Brewing Co. Class B	115,537	4,689,647
National Beverage Corp.	7,694	128,644
PepsiCo, Inc.	1,200,930	76,859,520
Primo Water Corp.	4,557	13,990
The Coca-Cola Co.	1,579,683	106,202,088
		221,921,036
Food & Staples Retailing - 2.0%
Andersons, Inc. (d)	16,533	732,247
Arden Group, Inc. Class A	86	8,298
Casey's General Stores, Inc.	29,040	1,550,155
Chefs' Warehouse Holdings (a)	6,997	93,620
Costco Wholesale Corp. (d)	334,453	28,528,841
Crumbs Bake Shop, Inc. (a)	5,760	22,637
CVS Caremark Corp.	1,021,600	39,678,944
Fresh Market, Inc.	21,393	839,247
Ingles Markets, Inc. Class A	14,662	226,088
Kroger Co.	421,447	9,769,141
Nash-Finch Co.	11,468	318,237
PriceSmart, Inc. (d)	10,732	728,166
Rite Aid Corp. (a)(d)	488,242	595,655
Ruddick Corp.	32,261	1,285,601
Safeway, Inc. (d)	251,993	5,039,860
Spartan Stores, Inc.	24,920	449,308
SUPERVALU, Inc. (d)	141,325	1,038,739
Susser Holdings Corp. (a)	14,504	333,302
Sysco Corp.	439,607	12,546,384
The Pantry, Inc. (a)(d)	24,320	300,838

	Shares	Value
United Natural Foods, Inc. (a)(d)	43,201	$ 1,655,894
Village Super Market, Inc. Class A	3,352	102,839
Wal-Mart Stores, Inc.	1,325,823	78,090,975
Walgreen Co.	684,053	23,066,267
Weis Markets, Inc.	7,534	300,757
Whole Foods Market, Inc.	115,096	7,838,038
Winn-Dixie Stores, Inc. (a)(d)	63,631	351,879
		215,491,957
Food Products - 1.8%
Alico, Inc.	172	3,086
Archer Daniels Midland Co.	460,227	13,862,037
B&G Foods, Inc. Class A	28,523	632,925
Bridgford Foods Corp.	344	2,848
Bunge Ltd.	116,141	7,258,813
Cal-Maine Foods, Inc. (d)	14,807	501,365
Calavo Growers, Inc.	6,680	177,421
Campbell Soup Co. (d)	142,082	4,631,873
Chiquita Brands International, Inc. (a)	30,757	255,591
Coffee Holding Co., Inc.	3,401	27,786
ConAgra Foods, Inc.	313,539	7,919,995
Corn Products International, Inc.	53,117	2,761,553
Darling International, Inc. (a)	77,841	1,118,575
Dean Foods Co. (a)	120,633	1,225,631
Diamond Foods, Inc. (d)	18,346	509,102
Dole Food Co., Inc. (a)(d)	18,609	157,246
Farmer Brothers Co.	3,100	24,118
Flowers Foods, Inc.	91,210	1,803,222
Fresh Del Monte Produce, Inc.	29,950	751,446
General Mills, Inc.	450,026	17,978,539
Green Mountain Coffee Roasters, Inc. (a)(d)	92,219	4,835,042
H.J. Heinz Co.	236,030	12,426,980
Hain Celestial Group, Inc. (a)(d)	37,478	1,399,429
Harbinger Group, Inc. (a)	756	3,553
Hershey Co.	117,435	6,773,651
Hormel Foods Corp. (d)	105,728	3,183,470
Imperial Sugar Co.	14,457	63,900
J&J Snack Foods Corp.	10,285	533,586
John B. Sanfilippo & Son, Inc. (a)	2,548	20,129
Kellogg Co.	180,042	8,850,865
Kraft Foods, Inc. Class A	1,242,150	44,903,723
Lancaster Colony Corp.	17,892	1,259,597
McCormick & Co., Inc. (non-vtg.)	99,440	4,842,728
Mead Johnson Nutrition Co. Class A	160,573	12,100,781
Omega Protein Corp. (a)(d)	32,056	270,232
Pilgrims Pride Corp. (a)(d)	30,088	172,705
Ralcorp Holdings, Inc. (a)	38,347	3,118,378
Reddy Ice Holdings, Inc. (a)	25,063	12,033
Sanderson Farms, Inc. (d)	16,208	834,226
Sara Lee Corp.	442,849	8,396,417
Seneca Foods Corp. Class A (a)	7,029	159,699
Smart Balance, Inc. (a)	45,561	241,929
Smithfield Foods, Inc. (a)(d)	110,653	2,709,892
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Snyders-Lance, Inc.	40,362	$ 852,849
The J.M. Smucker Co.	84,001	6,382,396
Tootsie Roll Industries, Inc. (d)	17,168	413,920
TreeHouse Foods, Inc. (a)(d)	29,752	1,961,549
Tyson Foods, Inc. Class A	213,977	4,309,497
		192,636,328
Household Products - 1.9%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	308,260
Church & Dwight Co., Inc.	119,008	5,266,104
Clorox Co.	98,983	6,429,936
Colgate-Palmolive Co.	369,527	33,811,721
Energizer Holdings, Inc. (a)(d)	53,405	3,860,113
Kimberly-Clark Corp.	291,123	20,806,561
Oil-Dri Corp. of America	644	13,434
Procter & Gamble Co.	2,050,127	132,376,700
Spectrum Brands Holdings, Inc. (a)	17,958	503,183
WD-40 Co.	17,410	720,948
		204,096,960
Personal Products - 0.3%
Avon Products, Inc.	319,141	5,425,397
Elizabeth Arden, Inc. (a)(d)	17,715	669,627
Estee Lauder Companies, Inc. Class A	90,167	10,637,903
Herbalife Ltd.	86,338	4,774,491
Inter Parfums, Inc.	14,485	248,273
Mannatech, Inc. (a)	5,991	2,936
MediFast, Inc. (a)(d)	10,225	142,230
Nature's Sunshine Products, Inc. (a)	2,859	50,490
Nu Skin Enterprises, Inc. Class A	53,831	2,569,892
Nutraceutical International Corp. (a)	2,650	31,005
Prestige Brands Holdings, Inc. (a)(d)	27,689	273,567
Revlon, Inc. (a)	13,966	215,495
Schiff Nutrition International, Inc. (a)(d)	11,821	140,552
USANA Health Sciences, Inc. (a)(d)	5,334	182,103
		25,363,961
Tobacco - 1.6%
Alliance One International, Inc. (a)(d)	89,449	250,457
Altria Group, Inc.	1,540,070	44,184,608
Lorillard, Inc.	108,593	12,121,151
Philip Morris International, Inc.	1,318,535	100,525,108
Reynolds American, Inc.	248,303	10,393,964
Star Scientific, Inc. (a)(d)	64,344	169,868
Universal Corp. (d)	22,211	1,052,357
Vector Group Ltd. (d)	24,023	433,855
		169,131,368
TOTAL CONSUMER STAPLES		1,028,641,610

	Shares	Value
ENERGY - 11.4%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)(d)	38,220	$ 1,567,020
Baker Hughes, Inc.	322,773	17,626,634
Basic Energy Services, Inc. (a)(d)	31,153	586,923
Bolt Technology Corp.	1,626	18,780
Bristow Group, Inc.	23,009	1,059,795
C&J Energy Services, Inc. (d)	9,114	178,999
Cal Dive International, Inc. (a)	74,461	175,728
Cameron International Corp. (a)	179,252	9,677,815
Carbo Ceramics, Inc.	15,710	2,235,847
Complete Production Services, Inc. (a)(d)	54,932	1,915,479
Dawson Geophysical Co. (a)	7,871	274,540
Diamond Offshore Drilling, Inc. (d)	54,117	3,255,138
Dresser-Rand Group, Inc. (a)(d)	54,950	2,861,247
Dril-Quip, Inc. (a)(d)	23,015	1,637,057
Exterran Holdings, Inc. (a)(d)	43,308	496,310
FMC Technologies, Inc. (a)(d)	179,898	9,419,459
Geokinetics, Inc. (a)	3,794	9,637
Global Geophysical Services, Inc. (a)	18,062	125,712
Global Industries Ltd. (a)(d)	79,723	636,190
Gulf Island Fabrication, Inc. (d)	10,744	305,452
Gulfmark Offshore, Inc. Class A (a)	20,706	928,250
Halliburton Co.	683,248	25,143,526
Helix Energy Solutions Group, Inc. (a)(d)	69,493	1,232,806
Helmerich & Payne, Inc.	70,616	4,022,287
Hercules Offshore, Inc. (a)(d)	133,946	521,050
Hornbeck Offshore Services, Inc. (a)	24,578	829,262
ION Geophysical Corp. (a)(d)	87,677	509,403
Key Energy Services, Inc. (a)	96,192	1,452,499
Lufkin Industries, Inc.	23,923	1,676,524
Matrix Service Co. (a)(d)	19,340	181,022
McDermott International, Inc. (a)	168,108	1,901,301
Mitcham Industries, Inc. (a)	8,347	122,200
Nabors Industries Ltd. (a)	217,393	3,900,030
National Oilwell Varco, Inc.	316,584	22,699,073
Natural Gas Services Group, Inc. (a)(d)	21,602	296,163
Newpark Resources, Inc. (a)(d)	85,435	765,498
Noble Corp.	193,058	6,666,293
Oceaneering International, Inc.	84,562	4,021,769
Oil States International, Inc. (a)(d)	36,226	2,726,007
OYO Geospace Corp. (a)	6,500	591,370
Parker Drilling Co. (a)	122,844	854,994
Patterson-UTI Energy, Inc.	122,546	2,575,917
PHI, Inc. (non-vtg.) (a)	18,377	439,578
Pioneer Drilling Co. (a)	46,756	513,381
RigNet, Inc.	15,376	253,089
Rowan Companies, Inc. (a)	90,042	3,053,324
RPC, Inc.	43,642	851,892
Schlumberger Ltd.	1,018,434	76,718,633
SEACOR Holdings, Inc.	15,683	1,360,814
Superior Energy Services, Inc. (a)(d)	53,064	1,576,531
Tesco Corp. (a)(d)	25,016	333,463
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
TETRA Technologies, Inc. (a)	50,020	$ 459,184
Tidewater, Inc.	35,046	1,766,318
Union Drilling, Inc. (a)(d)	13,180	96,478
Unit Corp. (a)(d)	32,504	1,645,352
Weatherford International Ltd. (a)	549,352	8,328,176
Willbros Group, Inc. (a)	33,113	128,147
		235,205,366
Oil, Gas & Consumable Fuels - 9.2%
Abraxas Petroleum Corp. (a)(d)	126,005	454,878
Alon USA Energy, Inc.	9,432	80,644
Alpha Natural Resources, Inc. (a)	169,924	4,078,176
Amyris, Inc. (a)(d)	25,743	290,124
Anadarko Petroleum Corp.	370,461	30,107,365
Apache Corp.	292,059	29,042,347
APCO Oil and Gas International, Inc.	4,009	318,515
Approach Resources, Inc. (a)(d)	11,004	344,205
Arch Coal, Inc.	156,559	2,566,002
ATP Oil & Gas Corp. (a)(d)	43,659	320,457
Barnwell Industries, Inc. (a)	2,847	9,395
Berry Petroleum Co. Class A (d)	35,725	1,567,613
Bill Barrett Corp. (a)(d)	27,455	1,070,745
BPZ Energy, Inc. (a)(d)	134,116	427,830
Brigham Exploration Co. (a)	84,031	3,061,249
Cabot Oil & Gas Corp.	78,860	6,986,207
Callon Petroleum Co. (a)	31,499	169,150
Carrizo Oil & Gas, Inc. (a)(d)	24,378	693,798
Cheniere Energy, Inc. (a)(d)	68,292	689,749
Chesapeake Energy Corp. (d)	514,354	13,033,730
Chevron Corp.	1,507,604	155,011,843
Cimarex Energy Co.	62,545	4,195,519
Clayton Williams Energy, Inc. (a)(d)	7,754	573,486
Clean Energy Fuels Corp. (a)(d)	33,840	443,304
Cloud Peak Energy, Inc. (a)(d)	54,586	1,166,503
Cobalt International Energy, Inc. (a)(d)	125,251	1,338,933
Comstock Resources, Inc. (a)(d)	31,187	518,640
Concho Resources, Inc. (a)(d)	78,728	8,000,339
ConocoPhillips	964,909	68,817,310
CONSOL Energy, Inc. (d)	165,803	6,904,037
Contango Oil & Gas Co. (a)(d)	16,222	1,021,986
Continental Resources, Inc. (a)(d)	45,907	3,240,575
Crimson Exploration, Inc. (a)	12,416	36,006
Crosstex Energy, Inc. (d)	45,920	549,662
CVR Energy, Inc. (a)	61,659	1,122,194
Delek US Holdings, Inc.	32,818	360,670
Delta Petroleum Corp. (a)(d)	22,786	14,355
Denbury Resources, Inc. (a)(d)	295,479	4,993,595
Devon Energy Corp.	293,047	19,182,857
DHT Holdings, Inc.	59,972	49,177
Double Eagle Petroleum Co. (a)	1,282	9,179
El Paso Corp.	564,154	14,109,492
Endeavour International Corp. (a)(d)	23,917	165,266

	Shares	Value
Energen Corp.	50,013	$ 2,536,659
Energy Partners Ltd. (a)	13,920	192,374
EOG Resources, Inc.	200,141	20,762,627
EQT Corp.	120,016	7,442,192
Evergreen Energy, Inc. (a)(d)	26,677	9,070
Evolution Petroleum Corp. (a)	6,950	50,735
EXCO Resources, Inc. (d)	115,116	1,371,032
Exxon Mobil Corp.	3,651,423	293,720,396
Forest Oil Corp. (a)	77,223	1,238,657
FX Energy, Inc. (a)(d)	35,252	168,152
Gasco Energy, Inc. (a)	97,844	17,123
Gastar Exploration Ltd. (a)	36,342	116,294
Georesources, Inc. (a)	10,461	298,243
Gevo, Inc. (a)(d)	11,229	69,058
GMX Resources, Inc. (a)(d)	74,770	98,696
Goodrich Petroleum Corp. (a)(d)	33,339	486,083
Green Plains Renewable Energy, Inc. (a)(d)	14,190	149,563
Gulfport Energy Corp. (a)(d)	37,953	1,205,008
Harvest Natural Resources, Inc. (a)(d)	33,266	304,384
Hess Corp.	229,485	13,819,587
HKN, Inc. (a)	104	272
HollyFrontier Corp.	151,034	3,511,541
Houston American Energy Corp. (d)	10,835	151,798
Hyperdynamics Corp. (a)(d)	125,930	463,422
James River Coal Co. (a)(d)	31,067	257,545
Kinder Morgan Holding Co. LLC (d)	93,017	2,744,002
KiOR, Inc. Class A (d)	6,909	121,460
Kodiak Oil & Gas Corp. (a)(d)	185,027	1,643,040
Magellan Petroleum Corp. (a)	35,895	40,561
Magnum Hunter Resources Corp. (d)	48,740	234,439
Magnum Hunter Resources Corp. warrants 10/14/13 (a)	4,197	0
Marathon Oil Corp.	532,556	14,890,266
Marathon Petroleum Corp.	267,429	8,929,454
McMoRan Exploration Co. (a)(d)	90,755	1,450,265
Miller Energy Resources, Inc. (a)(d)	6,846	20,880
Murphy Oil Corp.	144,177	8,062,378
Newfield Exploration Co. (a)	97,901	4,483,866
Noble Energy, Inc.	131,162	12,905,029
Northern Oil & Gas, Inc. (a)(d)	41,566	1,017,951
Oasis Petroleum, Inc. (a)	42,208	1,286,078
Occidental Petroleum Corp.	601,838	59,521,778
Overseas Shipholding Group, Inc. (d)	23,729	250,341
Pacific Ethanol, Inc. (a)(d)	12,492	13,117
Panhandle Royalty Co. Class A	6,335	213,680
Patriot Coal Corp. (a)(d)	63,217	658,089
Peabody Energy Corp. (d)	202,072	7,927,285
Penn Virginia Corp. (d)	41,256	218,657
Petroleum Development Corp. (a)(d)	22,646	759,773
Petroquest Energy, Inc. (a)(d)	70,948	487,413
Pioneer Natural Resources Co. (d)	88,701	8,385,793
Plains Exploration & Production Co. (a)	110,762	3,940,912
QEP Resources, Inc.	127,008	4,146,811
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Resources, Inc. (a)(d)	93,566	$ 757,885
Ram Energy Resources, Inc. (a)	10,858	10,967
Range Resources Corp.	121,363	8,702,941
Rentech, Inc. (a)	169,556	252,638
Resolute Energy Corp. (a)	29,689	402,286
Rex American Resources Corp. (a)	3,020	55,508
Rex Energy Corp. (a)	18,984	306,592
Rosetta Resources, Inc. (a)(d)	36,642	1,991,126
SandRidge Energy, Inc. (a)(d)	268,125	1,970,719
Saratoga Resources, Inc. (a)	12,254	56,368
SemGroup Corp. Class A (a)	21,491	604,972
Ship Finance International Ltd. (NY Shares) (d)	31,210	312,412
SM Energy Co.	45,734	3,635,396
SMF Energy Corp.	4,165	11,204
Solazyme, Inc. (d)	17,729	206,897
Southern Union Co.	82,777	3,412,068
Southwestern Energy Co. (a)	260,289	9,903,996
Spectra Energy Corp.	473,555	13,931,988
Stone Energy Corp. (a)(d)	31,572	893,172
Sunoco, Inc. (d)	83,639	3,246,030
Swift Energy Co. (a)(d)	26,625	782,509
Synergy Resources Corp. (a)	15,343	53,701
Syntroleum Corp. (a)(d)	24,702	24,455
Targa Resources Corp.	22,682	784,117
Teekay Corp. (d)	33,173	916,238
Tesoro Corp. (a)(d)	102,265	2,443,111
Toreador Resources Corp. (a)	19,430	75,000
Ultra Petroleum Corp. (a)(d)	124,455	4,382,061
Uranium Energy Corp. (a)(d)	54,945	167,582
Uranium Resources, Inc. (a)(d)	182,289	189,581
USEC, Inc. (a)(d)	83,065	117,122
Vaalco Energy, Inc. (a)(d)	68,248	429,962
Valero Energy Corp.	422,566	9,410,545
Venoco, Inc. (a)	17,373	161,916
Verenium Corp. (a)	522	1,383
Voyager Oil & Gas, Inc. (a)	11,615	29,618
W&T Offshore, Inc.	37,319	747,126
Warren Resources, Inc. (a)(d)	48,923	139,431
Western Refining, Inc. (a)(d)	40,348	479,738
Westmoreland Coal Co. (a)	6,050	62,013
Whiting Petroleum Corp. (a)(d)	87,846	4,085,717
Williams Companies, Inc.	431,192	13,918,878
World Fuel Services Corp.	46,348	1,986,939
		971,984,844
TOTAL ENERGY		1,207,190,210

	Shares	Value
FINANCIALS - 14.5%
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (a)	36,606	$ 3,461,829
Ameriprise Financial, Inc.	178,053	8,174,413
Arlington Asset Investment Corp. (d)	9,211	183,667
Artio Global Investors, Inc. Class A	27,717	162,422
Bank of New York Mellon Corp.	926,917	18,037,805
BGC Partners, Inc. Class A	60,405	381,760
BlackRock, Inc. Class A	73,971	12,725,971
Calamos Asset Management, Inc. Class A	22,184	262,437
Charles Schwab Corp.	770,381	9,213,757
CIFI Corp. (a)	3,896	21,779
Cohen & Steers, Inc. (d)	17,375	472,948
Cowen Group, Inc. Class A (a)(d)	80,174	197,228
Diamond Hill Investment Group, Inc.	308	23,217
Duff & Phelps Corp. Class A	16,165	238,919
E*TRADE Financial Corp. (a)	182,289	1,673,413
Eaton Vance Corp. (non-vtg.)	80,026	1,923,025
Edelman Financial Group, Inc.	24,098	163,866
Epoch Holding Corp.	4,557	110,872
Evercore Partners, Inc. Class A	13,418	371,544
FBR Capital Markets Corp. (a)(d)	45,886	86,725
Federated Investors, Inc. Class B (non-vtg.) (d)	70,325	1,116,058
Financial Engines, Inc. (a)(d)	20,883	458,800
Franklin Resources, Inc.	116,765	11,772,247
FXCM, Inc. Class A (d)	35,893	361,801
GAMCO Investors, Inc. Class A	6,083	287,178
GFI Group, Inc.	69,449	295,158
Gleacher & Co., Inc. (a)	36,175	46,666
Goldman Sachs Group, Inc.	316,989	30,386,566
Greenhill & Co., Inc.	20,317	783,424
HFF, Inc. (a)	18,093	203,003
ICG Group, Inc. (a)	32,808	282,477
Institutional Financial Markets, Inc.	6,881	9,633
INTL FCStone, Inc. (a)(d)	5,584	138,986
Invesco Ltd.	333,140	6,746,085
Investment Technology Group, Inc. (a)(d)	30,988	330,022
Janus Capital Group, Inc. (d)	134,316	886,486
Jefferies Group, Inc. (d)	102,725	1,175,174
JMP Group, Inc.	11,989	85,002
KBW, Inc.	24,195	329,778
Knight Capital Group, Inc. Class A (a)(d)	67,824	856,617
Ladenburg Thalmann Financial Services, Inc. (a)(d)	14,935	35,097
Legg Mason, Inc.	104,694	2,777,532
LPL Investment Holdings, Inc.	22,392	671,760
Medallion Financial Corp.	4,309	50,674
Morgan Stanley	1,340,691	19,828,820
Northern Trust Corp.	163,061	6,135,985
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	105,808
Penson Worldwide, Inc. (a)(d)	19,665	23,008
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Piper Jaffray Companies (a)	20,940	$ 433,458
Raymond James Financial, Inc.	71,252	2,124,022
Safeguard Scientifics, Inc. (a)(d)	26,745	450,653
SEI Investments Co.	105,344	1,769,779
State Street Corp.	388,973	15,422,779
Stifel Financial Corp. (a)(d)	35,511	1,125,699
SWS Group, Inc.	24,189	155,293
T. Rowe Price Group, Inc.	192,579	10,930,784
TD Ameritrade Holding Corp.	169,026	2,753,434
Teton Advisors, Inc. (a)	106	1,701
U.S. Global Investments, Inc. Class A	7,637	52,466
Virtus Investment Partners, Inc. (a)	3,888	295,060
Waddell & Reed Financial, Inc. Class A	70,045	1,903,823
Walter Investment Management Corp.	17,757	397,047
Westwood Holdings Group, Inc.	1,291	49,097
WisdomTree Investments, Inc. (a)	36,458	227,133
		182,159,670
Commercial Banks - 2.8%
1st Source Corp.	8,597	215,871
1st United Bancorp, Inc. (a)	20,464	112,757
ACNB Corp.	3,789	53,046
Alliance Financial Corp. (d)	2,579	76,442
American National Bankshares, Inc.	2,748	50,975
Ameris Bancorp (a)(d)	14,536	145,360
Ames National Corp.	1,209	19,574
Arrow Financial Corp.	12,653	299,370
Associated Banc-Corp.	118,393	1,231,287
BancFirst Corp.	10,611	393,986
Bancorp Rhode Island, Inc.	822	35,560
Bancorp, Inc., Delaware (a)	16,751	134,008
BancorpSouth, Inc.	61,827	605,905
BancTrust Financial Group, Inc. (a)	4,197	7,261
Bank of Hawaii Corp.	44,332	1,886,327
Bank of Kentucky Financial Corp.	1,699	35,951
Bank of Marin Bancorp (d)	1,494	55,158
Bank of the Ozarks, Inc.	37,486	1,062,728
Banner Bank	13,068	211,440
Bar Harbor Bankshares	2,686	77,115
BB&T Corp.	518,732	12,019,020
BCB Bancorp, Inc.	2,814	28,168
BOK Financial Corp.	20,582	1,128,923
Boston Private Financial Holdings, Inc.	49,884	387,599
Bridge Bancorp, Inc.	540	10,427
Bryn Mawr Bank Corp.	7,755	143,545
BSB Bancorp, Inc.	6,958	71,041
Camden National Corp.	1,850	54,834
Cape Bancorp, Inc. (a)	2,611	19,060
Capital City Bank Group, Inc. (d)	7,146	75,104
CapitalSource, Inc.	223,851	1,443,839
Cardinal Financial Corp.	9,129	97,589
Cascade Bancorp (a)(d)	4,186	17,204

	Shares	Value
Cathay General Bancorp	74,072	$ 1,027,379
Center Bancorp, Inc.	4,894	48,744
Center Financial Corp. (a)	24,234	178,605
Centerstate Banks of Florida, Inc.	6,387	36,023
Central Pacific Financial Corp. (a)	4,375	58,275
Century Bancorp, Inc. Class A (non-vtg.)	686	19,174
Chemical Financial Corp.	19,944	410,049
CIT Group, Inc. (a)	146,560	4,962,522
Citizens & Northern Corp.	8,777	149,297
Citizens Republic Bancorp, Inc. (a)	24,206	262,030
City Holding Co. (d)	22,173	721,953
City National Corp.	33,104	1,404,272
CNB Financial Corp., Pennsylvania	4,380	69,204
CoBiz, Inc.	39,972	213,051
Columbia Banking Systems, Inc. (d)	29,815	536,670
Comerica, Inc.	148,016	3,732,964
Commerce Bancshares, Inc.	62,562	2,329,183
Community Bank System, Inc.	29,335	775,031
Community Trust Bancorp, Inc.	13,652	384,850
Cullen/Frost Bankers, Inc.	42,764	2,162,575
CVB Financial Corp. (d)	75,043	737,673
Eagle Bancorp, Inc., Maryland (a)	8,538	126,704
East West Bancorp, Inc.	104,972	2,054,302
Eastern Virgina Bankshares, Inc.	821	1,683
Encore Bancshares, Inc. (a)	960	11,582
Enterprise Bancorp, Inc.	803	11,595
Enterprise Financial Services Corp.	12,168	175,706
Farmers National Banc Corp.	14,652	65,934
Fidelity Southern Corp.	3,139	18,897
Fifth Third Bancorp	694,539	8,396,977
Financial Institutions, Inc.	12,700	211,455
First Bancorp, North Carolina	9,193	108,294
First Bancorp, Puerto Rico (a)(d)	22,569	78,992
First Busey Corp.	50,381	265,004
First Citizen Bancshares, Inc.	4,301	738,310
First Commonwealth Financial Corp.	74,665	347,192
First Community Bancshares, Inc.	8,561	106,156
First Connecticut Bancorp, Inc.	11,897	150,497
First Financial Bancorp, Ohio	41,951	666,182
First Financial Bankshares, Inc. (d)	36,100	1,191,300
First Financial Corp., Indiana	8,837	294,184
First Financial Service Corp. (a)	2,521	3,756
First Horizon National Corp.	173,624	1,336,905
First Interstate Bancsystem, Inc.	16,000	188,480
First M&F Corp.	2,170	6,467
First Merchants Corp.	25,012	202,597
First Midwest Bancorp, Inc., Delaware	83,782	795,929
First of Long Island Corp.	1,768	45,880
First Republic Bank	55,175	1,565,867
First United Corp.	3,018	9,386
FirstMerit Corp.	79,130	1,156,089
FNB Corp., Pennsylvania	92,313	984,057
FNB United Corp. (a)(d)	490	6,448
Fulton Financial Corp.	140,184	1,312,122
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
German American Bancorp, Inc.	4,623	$ 83,122
Glacier Bancorp, Inc.	63,024	756,918
Great Southern Bancorp, Inc.	6,815	145,500
Green Bankshares, Inc. (a)	6,941	8,954
Guaranty Bancorp (a)	13,950	19,530
Hampton Roads Bankshares, Inc. (a)	13,672	42,520
Hancock Holding Co.	65,414	1,997,416
Hanmi Financial Corp. (a)(d)	210,478	184,252
Hawthorn Bancshares, Inc.	1,384	8,608
Heartland Financial USA, Inc.	6,878	105,990
Heritage Commerce Corp. (a)(d)	14,712	73,560
Heritage Financial Corp., Washington	12,768	157,557
Heritage Oaks Bancorp (a)	3,340	11,256
Home Bancshares, Inc.	25,101	624,011
Horizon Bancorp Industries	314	8,026
Hudson Valley Holding Corp.	14,551	296,113
Huntington Bancshares, Inc.	636,788	3,343,137
IBERIABANK Corp.	19,541	973,533
Independent Bank Corp. (a)(d)	1,144	1,602
Independent Bank Corp., Massachusetts (d)	25,945	678,202
International Bancshares Corp.	38,684	691,670
Intervest Bancshares Corp. Class A (a)	6,160	16,632
Investors Bancorp, Inc. (a)	48,601	665,348
KeyCorp	785,102	5,723,394
Lakeland Bancorp, Inc. (d)	9,026	78,075
Lakeland Financial Corp.	13,545	332,123
M&T Bank Corp.	94,750	6,914,855
Macatawa Bank Corp. (a)(d)	22,839	50,246
MainSource Financial Group, Inc.	13,271	109,884
MB Financial, Inc.	38,398	651,998
MBT Financial Corp. (a)	1,548	1,749
Merchants Bancshares, Inc.	3,566	102,344
Metro Bancorp, Inc. (a)	11,557	97,888
Midsouth Bancorp, Inc.	5,240	66,862
Nara Bancorp, Inc. (a)(d)	33,682	315,600
National Bankshares, Inc.	3,848	105,243
National Penn Bancshares, Inc.	120,787	1,006,156
NBT Bancorp, Inc.	33,888	721,814
NewBridge Bancorp (a)	7,211	26,681
North Valley Bancorp (a)	849	8,312
Northern States Financial Corp. (a)	1,129	1,031
Northfield Bancorp, Inc. (d)	8,387	120,353
Northrim Bancorp, Inc.	2,935	53,711
Old National Bancorp, Indiana	66,861	750,180
Old Second Bancorp, Inc. (a)(d)	18,605	23,256
OmniAmerican Bancorp, Inc. (a)	6,877	101,780
Oriental Financial Group, Inc.	28,906	317,388
Orrstown Financial Services, Inc.	1,442	12,459
Pacific Capital Bancorp NA (a)(d)	7,809	201,863
Pacific Continental Corp.	3,048	28,865

	Shares	Value
Pacific Mercantile Bancorp (a)	5,055	$ 14,963
Pacific Premier Bancorp, Inc. (a)	35	231
PacWest Bancorp	32,508	607,249
Park National Corp. (d)	10,514	640,303
Park Sterling Corp. (a)	122	475
Penns Woods Bancorp, Inc.	306	11,735
Peoples Bancorp, Inc.	3,334	42,909
Peoples Financial Corp., Mississippi	2,667	27,230
Pinnacle Financial Partners, Inc. (a)(d)	30,086	450,989
PNC Financial Services Group, Inc.	392,921	21,300,247
Popular, Inc. (a)	719,346	1,071,826
Preferred Bank, Los Angeles (a)	1,131	8,539
Premier Financial Bancorp, Inc. (a)	115	542
Princeton National Bancorp, Inc. (a)(d)	2,541	4,447
PrivateBancorp, Inc.	59,931	575,338
Prosperity Bancshares, Inc. (d)	33,169	1,326,428
Regions Financial Corp.	926,787	3,809,095
Renasant Corp.	22,516	333,687
Republic Bancorp, Inc., Kentucky Class A	18,205	385,946
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,700	2,835
S&T Bancorp, Inc.	32,238	595,113
S.Y. Bancorp, Inc.	6,551	139,143
Sandy Spring Bancorp, Inc.	12,555	217,327
SCBT Financial Corp.	10,493	298,841
Seacoast Banking Corp., Florida (a)	25,630	38,189
Shore Bancshares, Inc.	2,958	17,363
Sierra Bancorp	3,618	36,578
Signature Bank, New York (a)(d)	34,178	1,997,021
Simmons First National Corp. Class A	10,951	290,202
Southside Bancshares, Inc.	12,128	263,056
Southwest Bancorp, Inc., Oklahoma (a)	15,446	76,149
State Bancorp, Inc., New York	3,803	44,457
State Bank Financial Corp. (a)	21,939	329,304
State Investors Bancorp, Inc. (a)	2,013	20,553
StellarOne Corp.	11,962	146,654
Sterling Bancorp, New York	27,642	241,315
Sterling Financial Corp., Washington (a)	23,390	371,433
Suffolk Bancorp	9,882	86,369
Sun Bancorp, Inc., New Jersey (a)(d)	29,419	75,901
SunTrust Banks, Inc.	398,771	7,229,718
Susquehanna Bancshares, Inc.	129,345	1,024,412
SVB Financial Group (a)(d)	37,929	1,784,180
Synovus Financial Corp.	628,901	937,062
Taylor Capital Group, Inc. (a)(d)	8,549	73,179
Taylor Capital Group, Inc. rights 12/14/11 (a)	8,549	929
TCF Financial Corp.	104,816	1,054,449
Texas Capital Bancshares, Inc. (a)(d)	44,486	1,283,866
The First Bancorp, Inc.	2,896	42,050
TIB Financial Corp. (a)	215	2,004
Tompkins Financial Corp. (d)	6,090	244,209
Tower Bancorp, Inc.	12,186	332,556
TowneBank (d)	18,053	224,399
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Trico Bancshares (d)	12,062	$ 178,156
Trustmark Corp.	51,531	1,152,233
U.S. Bancorp	1,422,210	36,863,683
UMB Financial Corp.	23,785	849,125
Umpqua Holdings Corp. (d)	89,344	1,116,800
Union/First Market Bankshares Corp.	16,413	214,846
United Bankshares, Inc., West Virginia (d)	35,646	952,461
United Community Banks, Inc., Georgia (a)(d)	13,649	94,997
Univest Corp. of Pennsylvania	7,216	109,106
Valley National Bancorp (d)	171,862	2,027,972
Virginia Commerce Bancorp, Inc. (a)(d)	37,552	250,847
VIST Financial Corp.	1,370	8,946
Washington Banking Co., Oak Harbor	5,615	63,281
Washington Trust Bancorp, Inc.	15,489	368,793
Webster Financial Corp.	53,186	1,047,764
Wells Fargo & Co.	3,756,351	97,139,237
WesBanco, Inc.	18,333	360,060
West Bancorp., Inc.	1,202	11,599
West Coast Bancorp (a)	10,217	166,026
Westamerica Bancorp.	22,409	1,028,797
Western Alliance Bancorp. (a)(d)	48,403	304,455
Wilshire Bancorp, Inc. (a)(d)	41,540	132,928
Wintrust Financial Corp. (d)	25,446	707,144
Zions Bancorporation	133,048	2,140,742
		291,301,487
Consumer Finance - 0.7%
Advance America Cash Advance Centers, Inc.	34,619	294,954
American Express Co.	792,261	38,060,218
Capital One Financial Corp.	342,124	15,279,258
Cash America International, Inc. (d)	21,391	1,063,347
CompuCredit Holdings Corp. (a)(d)	48,566	175,809
Consumer Portfolio Services, Inc. (a)	2,464	2,292
Credit Acceptance Corp. (a)	6,852	561,933
DFC Global Corp. (a)	40,527	735,565
Discover Financial Services	412,176	9,818,032
EZCORP, Inc. (non-vtg.) Class A (a)	32,709	951,505
First Cash Financial Services, Inc. (a)(d)	20,351	738,741
First Marblehead Corp. (a)(d)	51,880	58,624
Green Dot Corp. Class A (a)(d)	12,239	408,783
Imperial Holdings, Inc. (a)	16,708	31,578
Nelnet, Inc. Class A	22,213	508,900
Netspend Holdings, Inc. (a)(d)	23,523	148,430
SLM Corp.	409,133	5,269,633
World Acceptance Corp. (a)	15,268	1,047,690
		75,155,292
Diversified Financial Services - 2.2%
Asset Acceptance Capital Corp. (a)	10,832	38,129
Asta Funding, Inc.	4,468	37,040

	Shares	Value
Bank of America Corp.	7,493,423	$ 40,764,221
CBOE Holdings, Inc.	62,073	1,671,005
Citigroup, Inc.	2,182,233	59,967,763
CME Group, Inc.	48,157	12,004,577
Encore Capital Group, Inc. (a)(d)	16,160	352,288
Gain Capital Holdings, Inc.	10,835	72,269
Interactive Brokers Group, Inc.	35,966	534,814
IntercontinentalExchange, Inc. (a)	53,908	6,561,682
JPMorgan Chase & Co.	2,938,898	91,017,671
Leucadia National Corp.	151,230	3,541,807
Life Partners Holdings, Inc. (d)	18,668	114,622
MarketAxess Holdings, Inc. (d)	22,779	659,224
Marlin Business Services Corp. (d)	11,576	150,488
MicroFinancial, Inc.	86	499
Moody's Corp.	163,417	5,672,204
MSCI, Inc. Class A (a)(d)	85,736	2,893,590
NewStar Financial, Inc. (a)	17,193	170,039
NYSE Euronext	199,283	5,691,522
PHH Corp. (a)(d)	45,131	693,212
PICO Holdings, Inc. (a)(d)	18,345	406,158
Portfolio Recovery Associates, Inc. (a)(d)	11,960	829,665
Resource America, Inc. Class A	2,362	11,668
The NASDAQ Stock Market, Inc. (a)	122,880	3,225,600
Vector Capital Corp. rights	4,280	0
		237,081,757
Insurance - 3.8%
21st Century Holding Co. (a)	1,278	3,553
ACE Ltd.	251,008	17,452,586
AFLAC, Inc.	350,544	15,227,631
Alleghany Corp.	5,083	1,463,904
Allied World Assurance Co. Holdings Ltd.	28,043	1,668,278
Allstate Corp.	360,711	9,663,448
American Equity Investment Life Holding Co.	51,311	567,500
American Financial Group, Inc.	59,244	2,132,784
American Independence Corp. (a)	505	2,374
American International Group, Inc. (a)	321,566	7,495,703
American National Insurance Co.	10,418	746,971
American Safety Insurance Group Ltd. (a)	2,651	58,322
Amerisafe, Inc. (a)	23,043	540,128
Amtrust Financial Services, Inc. (d)	23,804	631,044
Aon Corp.	241,719	11,111,822
Arch Capital Group Ltd. (a)(d)	93,082	3,515,707
Argo Group International Holdings, Ltd.	29,792	872,906
Arthur J. Gallagher & Co.	76,068	2,356,587
Aspen Insurance Holdings Ltd.	45,445	1,205,201
Assurant, Inc.	84,473	3,314,721
Assured Guaranty Ltd.	118,666	1,151,060
Axis Capital Holdings Ltd.	85,583	2,732,665
Baldwin & Lyons, Inc. Class B	5,084	111,848
Berkshire Hathaway, Inc. Class B (a)	1,438,627	113,306,263
Brown & Brown, Inc.	79,624	1,660,957
Cincinnati Financial Corp. (d)	109,823	3,256,252
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Citizens, Inc. Class A (a)(d)	16,628	$ 143,333
CNA Financial Corp.	21,776	569,660
CNO Financial Group, Inc. (a)	165,388	1,045,252
Crawford & Co. Class B	10,464	66,028
Delphi Financial Group, Inc. Class A	31,109	855,498
Donegal Group, Inc. Class A	3,439	46,942
eHealth, Inc. (a)(d)	26,343	399,623
EMC Insurance Group	5,050	103,424
Employers Holdings, Inc.	36,335	631,139
Endurance Specialty Holdings Ltd.	33,058	1,195,708
Enstar Group Ltd. (a)(d)	5,147	520,413
Erie Indemnity Co. Class A	23,329	1,721,447
Everest Re Group Ltd.	35,638	3,126,522
FBL Financial Group, Inc. Class A	12,986	441,264
Fidelity National Financial, Inc. Class A	157,167	2,494,240
First Acceptance Corp. (a)	4,055	4,744
First American Financial Corp.	99,791	1,157,576
Flagstone Reinsurance Holdings Ltd.	19,320	158,038
Fortegra Financial Corp. (a)	10,670	61,886
Genworth Financial, Inc. Class A (a)	352,998	2,326,257
Global Indemnity PLC (a)	13,709	258,278
Greenlight Capital Re, Ltd. (a)	16,147	384,944
Hanover Insurance Group, Inc.	48,173	1,738,082
Harleysville Group, Inc. (d)	8,225	485,028
Hartford Financial Services Group, Inc.	330,660	5,872,522
HCC Insurance Holdings, Inc.	74,534	2,003,474
Hilltop Holdings, Inc. (a)	54,392	460,700
Horace Mann Educators Corp.	37,921	463,015
Independence Holding Co. (d)	14,559	123,897
Infinity Property & Casualty Corp.	13,372	767,954
Investors Title Co.	1,086	39,758
Kansas City Life Insurance Co.	2,863	92,303
Kemper Corp.	35,842	987,447
Lincoln National Corp.	226,842	4,577,672
Loews Corp.	273,262	10,501,459
Maiden Holdings Ltd.	52,366	455,584
Markel Corp. (a)	6,736	2,703,830
Marsh & McLennan Companies, Inc.	406,291	12,265,925
MBIA, Inc. (a)(d)	115,555	1,120,884
Meadowbrook Insurance Group, Inc.	46,791	477,268
Mercury General Corp.	14,376	646,632
MetLife, Inc.	609,968	19,201,793
Montpelier Re Holdings Ltd.	62,043	1,055,972
National Financial Partners Corp. (a)(d)	38,246	527,795
National Interstate Corp.	2,286	53,332
National Security Group, Inc.	1,586	15,241
National Western Life Insurance Co. Class A	1,153	167,231
Navigators Group, Inc. (a)	15,156	707,634
Old Republic International Corp. (d)	178,199	1,464,796
OneBeacon Insurance Group Ltd.	20,572	316,192

	Shares	Value
PartnerRe Ltd.	47,808	$ 3,141,942
Penn Millers Holding Corp. (a)	2,462	50,496
Phoenix Companies, Inc. (a)(d)	61,343	111,031
Platinum Underwriters Holdings Ltd.	32,909	1,133,057
Presidential Life Corp.	17,026	174,006
Primerica, Inc.	27,863	639,734
Principal Financial Group, Inc.	222,917	5,378,987
ProAssurance Corp.	21,573	1,717,427
Progressive Corp.	442,560	8,346,682
Protective Life Corp.	56,024	1,243,173
Prudential Financial, Inc.	361,237	18,293,042
Reinsurance Group of America, Inc.	58,080	2,991,120
RenaissanceRe Holdings Ltd.	38,496	2,827,146
RLI Corp.	13,036	923,861
Safety Insurance Group, Inc.	14,899	623,374
SeaBright Insurance Holdings, Inc.	38,085	260,882
Selective Insurance Group, Inc.	34,481	568,247
StanCorp Financial Group, Inc.	37,431	1,319,817
State Auto Financial Corp.	6,222	74,166
Stewart Information Services Corp.	21,434	226,129
Symetra Financial Corp.	63,181	596,429
The Chubb Corp.	213,674	14,410,175
The Travelers Companies, Inc.	311,372	17,514,675
Torchmark Corp.	81,010	3,450,216
Tower Group, Inc.	32,625	684,799
Transatlantic Holdings, Inc.	44,643	2,439,294
Unico American Corp.	3,526	37,940
United Fire & Casualty Co.	20,054	392,858
Universal Insurance Holdings, Inc.	15,547	53,793
Unum Group	251,107	5,652,419
Validus Holdings Ltd.	48,925	1,472,153
W.R. Berkley Corp.	84,936	2,897,167
White Mountains Insurance Group Ltd.	5,455	2,315,102
XL Group PLC Class A	225,193	4,643,480
		395,860,670
Real Estate Investment Trusts - 2.9%
Acadia Realty Trust (SBI)	40,453	792,070
AG Mortgage Investment Trust, Inc.	3,841	68,946
Agree Realty Corp.	17,794	433,996
Alexanders, Inc.	2,194	870,162
Alexandria Real Estate Equities, Inc.	48,539	3,182,217
American Assets Trust, Inc.	30,756	634,804
American Campus Communities, Inc.	47,968	1,887,061
American Capital Agency Corp.	159,714	4,582,195
American Capital Mortgage Investment Corp.	6,160	109,710
Annaly Capital Management, Inc. (d)	733,839	11,792,793
Anworth Mortgage Asset Corp.	125,333	793,358
Apartment Investment & Management Co. Class A	77,833	1,695,203
Apollo Commercial Real Estate Finance, Inc.	23,002	312,827
Arbor Realty Trust, Inc. (a)	21,069	72,688
Armour Residential REIT, Inc. (d)	45,142	322,314
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ashford Hospitality Trust, Inc.	69,895	$ 556,364
Associated Estates Realty Corp.	41,987	677,670
AvalonBay Communities, Inc.	68,694	8,576,446
BioMed Realty Trust, Inc. (d)	115,007	2,048,275
Boston Properties, Inc. (d)	108,287	10,328,414
Brandywine Realty Trust (SBI) (d)	116,242	1,012,468
BRE Properties, Inc.	50,669	2,465,554
BRT Realty Trust (a)	5,568	34,967
Camden Property Trust (SBI) (d)	53,660	3,097,792
Campus Crest Communities, Inc.	19,510	196,661
Capital Trust, Inc. Class A (a)	19,793	46,909
CapLease, Inc.	46,796	194,203
Capstead Mortgage Corp. (d)	57,430	716,726
CBL & Associates Properties, Inc. (d)	105,320	1,505,023
Cedar Shopping Centers, Inc. (d)	35,947	120,063
Chatham Lodging Trust	11,126	119,159
Chesapeake Lodging Trust	21,838	347,224
Chimera Investment Corp. (d)	758,040	2,023,967
Cogdell Spencer, Inc.	38,346	143,798
Colonial Properties Trust (SBI)	73,570	1,459,629
Colony Financial, Inc.	21,335	315,758
CommonWealth REIT	67,934	1,137,215
Coresite Realty Corp.	15,524	260,027
Corporate Office Properties Trust (SBI)	60,016	1,251,334
Cousins Properties, Inc.	85,536	508,939
Crexus Investment Corp.	50,256	490,499
CubeSmart	77,898	776,643
Cys Investments, Inc. (d)	54,477	715,283
DCT Industrial Trust, Inc. (d)	155,068	745,877
DDR Corp.	184,424	2,155,917
DiamondRock Hospitality Co.	119,310	1,047,542
Digital Realty Trust, Inc.	76,725	4,872,038
Douglas Emmett, Inc.	89,730	1,613,345
Duke Realty LP	198,989	2,308,272
DuPont Fabros Technology, Inc.	38,881	875,989
EastGroup Properties, Inc. (d)	24,180	1,029,343
Education Realty Trust, Inc.	62,872	585,967
Entertainment Properties Trust (SBI) (d)	30,689	1,371,798
Equity Lifestyle Properties, Inc.	31,485	1,946,718
Equity One, Inc.	33,640	562,124
Equity Residential (SBI)	229,819	12,683,711
Essex Property Trust, Inc.	26,848	3,566,757
Excel Trust, Inc.	30,162	331,480
Extra Space Storage, Inc.	78,885	1,901,129
Federal Realty Investment Trust (SBI) (d)	43,132	3,814,163
FelCor Lodging Trust, Inc. (a)	84,314	221,746
First Industrial Realty Trust, Inc. (a)(d)	56,203	533,929
First Potomac Realty Trust	52,713	671,036
Franklin Street Properties Corp.	68,554	747,924
General Growth Properties, Inc.	283,902	3,997,340
Getty Realty Corp.	22,910	366,560

	Shares	Value
Gladstone Commercial Corp.	7,566	$ 129,379
Glimcher Realty Trust (d)	102,971	895,848
Government Properties Income Trust	24,254	527,525
Gramercy Capital Corp. (a)	25,709	71,214
Hatteras Financial Corp.	51,428	1,378,270
HCP, Inc.	304,813	11,781,022
Health Care REIT, Inc.	133,956	6,720,573
Healthcare Realty Trust, Inc.	45,215	796,688
Hersha Hospitality Trust (d)	136,305	586,112
Highwoods Properties, Inc. (SBI)	46,144	1,330,793
Home Properties, Inc.	24,139	1,326,921
Hospitality Properties Trust (SBI)	86,184	1,898,634
Host Hotels & Resorts, Inc. (d)	531,728	7,523,951
Hudson Pacific Properties, Inc.	14,404	184,947
Inland Real Estate Corp.	58,987	437,684
Invesco Mortgage Capital, Inc.	96,602	1,523,414
Investors Real Estate Trust	69,850	490,347
iStar Financial, Inc. (a)(d)	71,516	397,629
Kilroy Realty Corp. (d)	40,084	1,446,632
Kimco Realty Corp.	337,294	5,319,126
Kite Realty Group Trust	30,457	128,529
LaSalle Hotel Properties (SBI)	54,704	1,280,621
Lexington Corporate Properties Trust	108,388	821,581
Liberty Property Trust (SBI) (d)	90,608	2,701,024
LTC Properties, Inc.	26,907	773,576
Mack-Cali Realty Corp.	58,424	1,488,644
Medical Properties Trust, Inc.	87,853	839,875
MFA Financial, Inc.	290,341	1,997,546
Mid-America Apartment Communities, Inc.	22,451	1,286,891
Mission West Properties, Inc.	32,018	245,578
Monmouth Real Estate Investment Corp. Class A	9,619	81,665
MPG Office Trust, Inc. (a)(d)	84,174	174,240
National Health Investors, Inc.	21,683	917,408
National Retail Properties, Inc.	56,267	1,488,825
NorthStar Realty Finance Corp. (d)	91,257	400,618
Omega Healthcare Investors, Inc.	64,697	1,160,017
One Liberty Properties, Inc. (d)	11,261	183,216
Parkway Properties, Inc.	29,977	303,067
Pebblebrook Hotel Trust	34,403	637,144
Pennsylvania Real Estate Investment Trust (SBI)	54,751	510,827
Pennymac Mortgage Investment Trust	24,225	390,507
Piedmont Office Realty Trust, Inc. Class A	148,914	2,477,929
Plum Creek Timber Co., Inc.	115,816	4,266,661
PMC Commercial Trust	8,500	61,795
Post Properties, Inc. (d)	41,888	1,675,101
Potlatch Corp. (d)	27,312	878,354
Prologis, Inc.	345,787	9,619,794
PS Business Parks, Inc.	16,465	867,706
Public Storage	104,370	13,766,403
RAIT Financial Trust (d)	21,269	94,860
Ramco-Gershenson Properties Trust (SBI)	23,549	199,931
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Rayonier, Inc.	86,770	$ 3,526,333
Realty Income Corp.	88,410	2,993,563
Redwood Trust, Inc.	60,890	628,994
Regency Centers Corp.	60,407	2,244,724
Resource Capital Corp.	43,562	232,185
Retail Opportunity Investments Corp.	18,401	216,764
RLJ Lodging Trust	47,820	765,120
Sabra Health Care REIT, Inc.	44,632	473,099
Saul Centers, Inc. (d)	11,025	384,883
Senior Housing Properties Trust (SBI)	111,115	2,434,530
Simon Property Group, Inc.	223,683	27,812,744
SL Green Realty Corp.	62,182	4,094,063
Sovran Self Storage, Inc.	21,775	906,711
Stag Industrial, Inc.	9,543	100,106
Starwood Property Trust, Inc.	65,216	1,163,453
Strategic Hotel & Resorts, Inc. (a)	120,853	606,682
Summit Hotel Properties, Inc.	27,924	235,120
Sun Communities, Inc.	27,901	997,182
Sunstone Hotel Investors, Inc. (a)(d)	78,236	596,158
Tanger Factory Outlet Centers, Inc.	57,882	1,640,955
Taubman Centers, Inc. (d)	35,502	2,212,840
Terreno Realty Corp.	10,962	140,314
The Macerich Co.	97,125	4,865,963
Transcontinental Realty Investors, Inc. (a)	20,697	37,462
Two Harbors Investment Corp.	94,339	883,013
UDR, Inc.	154,946	3,641,231
UMH Properties, Inc.	4,692	43,213
Universal Health Realty Income Trust (SBI)	13,491	497,953
Urstadt Biddle Properties, Inc.	314	5,024
Urstadt Biddle Properties, Inc. Class A	26,585	448,489
Ventas, Inc. (d)	195,511	10,315,160
Vornado Realty Trust	137,212	10,215,433
Washington (REIT) (SBI)	41,541	1,130,331
Weingarten Realty Investors (SBI)	81,575	1,687,787
Weyerhaeuser Co.	400,485	6,724,143
Winthrop Realty Trust	18,504	172,827
		308,189,253
Real Estate Management & Development - 0.1%
American Realty Capital Properties, Inc.	4,295	44,024
Avatar Holdings, Inc. (a)	6,188	36,757
Brookfield Properties Corp.	192,336	2,841,809
CBRE Group, Inc. (a)	215,612	3,624,438
Consolidated-Tomoka Land Co.	2,432	64,180
Forest City Enterprises, Inc. Class A (a)(d)	84,620	1,027,287
Forestar Group, Inc. (a)(d)	31,999	486,385
Grubb & Ellis Co. (a)(d)	37,526	9,044
Howard Hughes Corp. (a)	21,592	997,334
Jones Lang LaSalle, Inc.	30,365	1,956,113
Kennedy-Wilson Holdings, Inc.	25,602	283,158
Maui Land & Pineapple, Inc. (a)	31,310	122,422
Tejon Ranch Co. (a)	11,342	279,807

	Shares	Value
The St. Joe Co. (a)(d)	62,186	$ 894,235
Thomas Properties Group, Inc.	14,816	44,004
		12,710,997
Thrifts & Mortgage Finance - 0.3%
Alliance Bancorp, Inc. of Pennsylvania	1,065	10,405
Apollo Residential Mortgage, Inc.	7,902	116,555
ASB Bancorp, Inc.	4,145	48,165
Astoria Financial Corp.	69,632	525,025
Bank Mutual Corp.	44,677	151,008
BankAtlantic Bancorp, Inc. Class A (a)(d)	7,890	27,852
BankFinancial Corp.	8,862	49,804
BankUnited, Inc.	38,231	829,230
BCSB Bancorp, Inc. (a)	1,626	18,016
Beneficial Mutual Bancorp, Inc. (a)	34,804	304,187
Berkshire Hills Bancorp, Inc. (d)	11,246	224,020
BofI Holding, Inc. (a)	11,427	183,746
Brookline Bancorp, Inc., Delaware	85,088	684,108
Camco Financial Corp. (a)	347	479
Capitol Federal Financial, Inc.	111,269	1,259,565
CFS Bancorp, Inc.	688	2,993
Chicopee Bancorp, Inc. (a)	1,816	25,242
Citizens South Banking Corp., Delaware	4,022	15,203
Clifton Savings Bancorp, Inc.	14,989	151,839
Dime Community Bancshares, Inc.	51,879	614,247
Doral Financial Corp. (a)	159,443	135,527
ESB Financial Corp. (d)	7,915	106,536
ESSA Bancorp, Inc.	4,298	47,751
Farmer Mac Class C (non-vtg.)	8,894	151,109
First Defiance Financial Corp.	6,145	89,656
First Financial Holdings, Inc.	6,172	50,425
First Financial Northwest, Inc. (a)(d)	2,197	12,413
First Niagara Financial Group, Inc.	246,667	2,170,670
First PacTrust Bancorp, Inc.	4,303	49,054
Flagstar Bancorp, Inc. (a)	372,060	193,471
Flushing Financial Corp.	37,878	490,141
Fox Chase Bancorp, Inc.	14,307	181,842
Franklin Financial Corp./VA (a)	8,632	94,434
Guaranty Federal Bancshares, Inc. (a)	924	5,535
HF Financial Corp.	2,735	26,393
Hingham Institution for Savings	1,505	73,670
Home Federal Bancorp, Inc.	1,628	17,485
Hudson City Bancorp, Inc. (d)	354,177	1,979,849
IF Bancorp, Inc. (a)	3,112	34,419
Indiana Community Bancorp	2,264	32,986
Kaiser Federal Financial Group, Inc.	8,188	98,256
Meridian Interstate Bancorp, Inc. (a)	750	9,240
MGIC Investment Corp. (a)(d)	129,823	373,890
NASB Financial, Inc. (a)	1,203	12,235
New York Community Bancorp, Inc.	326,138	3,926,702
Northwest Bancshares, Inc.	92,094	1,143,807
OceanFirst Financial Corp.	5,851	76,004
Ocwen Financial Corp. (a)(d)	74,000	974,580
Oritani Financial Corp.	25,100	326,551
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Parkvale Financial Corp.	513	$ 11,866
People's United Financial, Inc.	293,363	3,652,369
Peoples Federal Bancshares, Inc. (a)	1,156	15,375
Poage Bankshares, Inc. (a)	2,365	25,495
Provident Financial Holdings, Inc.	1,385	12,770
Provident Financial Services, Inc.	56,391	738,158
Provident New York Bancorp	44,223	308,234
PVF Capital Corp. (a)	11,916	18,827
Radian Group, Inc. (d)	84,170	181,807
Riverview Bancorp, Inc. (a)	6,875	14,988
Rockville Financial, Inc.	5,182	52,597
Teche Holding Co.	130	4,438
Territorial Bancorp, Inc.	11,189	220,423
TF Financial Corp.	1,705	38,090
TFS Financial Corp. (a)	91,561	847,855
Timberland Bancorp, Inc. (a)	5,034	19,935
Tree.com, Inc. (a)	3,275	18,013
Trustco Bank Corp., New York	73,043	384,937
United Community Financial Corp., Ohio (a)	11,112	10,890
United Financial Bancorp, Inc.	3,272	55,199
ViewPoint Financial Group	24,223	311,023
Walker & Dunlop, Inc.	10,954	139,116
Washington Federal, Inc. (d)	79,799	1,038,185
Westfield Financial, Inc.	28,907	211,021
WSFS Financial Corp.	10,396	379,870
		26,837,801
TOTAL FINANCIALS		1,529,296,927
HEALTH CARE - 11.5%
Biotechnology - 1.6%
Aastrom Biosciences, Inc. (a)(d)	78,454	166,322
Acadia Pharmaceuticals, Inc. (a)	19,729	19,334
Achillion Pharmaceuticals, Inc. (a)	28,628	190,376
Acorda Therapeutics, Inc. (a)	25,878	599,076
ADVENTRX Pharmaceuticals, Inc. (a)(d)	13,759	8,496
Affymax, Inc. (a)	66,177	348,753
Agenus, Inc. (a)	772	1,868
Alexion Pharmaceuticals, Inc. (a)	139,467	9,575,804
Alkermes PLC (a)	65,333	998,942
Allos Therapeutics, Inc. (a)	74,291	98,807
Alnylam Pharmaceuticals, Inc. (a)(d)	27,602	195,974
AMAG Pharmaceuticals, Inc. (a)	27,742	493,808
Amgen, Inc.	708,552	41,032,246
Amylin Pharmaceuticals, Inc. (a)(d)	88,791	958,943
Anacor Pharmaceuticals, Inc.	8,597	43,243
Anthera Pharmaceuticals, Inc. (a)	12,186	70,923
Ardea Biosciences, Inc. (a)(d)	18,307	341,975
Arena Pharmaceuticals, Inc. (a)	227,861	360,020

	Shares	Value
ARIAD Pharmaceuticals, Inc. (a)	87,732	$ 1,060,680
ArQule, Inc. (a)(d)	52,890	296,713
Array Biopharma, Inc. (a)(d)	101,050	213,216
Astex Pharmaceuticals, Inc. (a)	46,939	70,878
AVEO Pharmaceuticals, Inc. (a)	29,278	494,798
AVI BioPharma, Inc. (a)(d)	231,083	168,691
Avigen, Inc. rights (a)	1,600	0
BioCryst Pharmaceuticals, Inc. (a)(d)	28,489	82,048
Biogen Idec, Inc. (a)	180,092	20,701,575
BioMarin Pharmaceutical, Inc. (a)(d)	78,496	2,717,532
BioMimetic Therapeutics, Inc. (a)(d)	13,726	43,100
Biosante Pharmaceuticals, Inc. (a)	72,515	174,036
BioTime, Inc. (a)(d)	32,076	143,380
Cardium Therapeutics, Inc. (a)(d)	185,107	61,456
Cel-Sci Corp. (a)(d)	229,489	70,109
Celgene Corp. (a)	342,500	21,604,900
Cell Therapeutics, Inc. (a)(d)	100,397	112,445
Celldex Therapeutics, Inc. (a)(d)	29,641	78,845
Celsion Corp. (a)(d)	15,910	36,275
Cepheid, Inc. (a)(d)	44,171	1,515,065
Chelsea Therapeutics International Ltd. (a)(d)	75,408	392,122
Cleveland Biolabs, Inc. (a)(d)	16,887	49,479
Codexis, Inc. (a)	13,589	65,499
Cubist Pharmaceuticals, Inc. (a)(d)	45,911	1,770,787
Curis, Inc. (a)(d)	51,867	187,240
Cyclacel Pharmaceuticals, Inc. (a)	34,328	19,914
Cytokinetics, Inc. (a)	59,298	60,484
Cytori Therapeutics, Inc. (a)(d)	32,403	90,080
CytRx Corp. (a)	67,121	23,519
DARA BioSciences, Inc. (a)(d)	8,510	8,510
Dendreon Corp. (a)(d)	104,860	905,990
Discovery Laboratories, Inc. (a)	218	344
DUSA Pharmaceuticals, Inc. (a)	12,987	47,922
Dyax Corp. (a)(d)	58,403	82,932
Dynavax Technologies Corp. (a)(d)	131,405	408,670
Emergent BioSolutions, Inc. (a)	18,513	315,462
EntreMed, Inc. (a)	289	451
Enzon Pharmaceuticals, Inc. (a)	43,430	307,050
Exact Sciences Corp. (a)(d)	46,309	393,163
Exelixis, Inc. (a)	97,894	451,291
Galena Biopharma, Inc. (a)(d)	31,096	18,658
Genomic Health, Inc. (a)	9,529	259,094
GenVec, Inc. (a)	8,140	22,385
Geron Corp. (a)(d)	79,136	132,157
Gilead Sciences, Inc. (a)	575,599	22,937,620
GTx, Inc. (a)	12,895	35,074
Halozyme Therapeutics, Inc. (a)(d)	66,038	626,040
Hemispherx Biopharma, Inc. (a)(d)	81,533	16,046
Horizon Pharma, Inc. (d)	4,193	21,846
Human Genome Sciences, Inc. (a)(d)	136,828	1,049,471
iBio, Inc. (a)(d)	40,361	58,120
Idenix Pharmaceuticals, Inc. (a)	52,224	396,902
Idera Pharmaceuticals, Inc. (a)	7,737	10,135
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ImmunoGen, Inc. (a)(d)	57,844	$ 702,805
Immunomedics, Inc. (a)(d)	54,782	184,068
Incyte Corp. (a)(d)	82,304	1,133,326
Infinity Pharmaceuticals, Inc. (a)(d)	1,734	15,831
Inhibitex, Inc. (a)	43,184	630,486
Insmed, Inc. (a)(d)	6,880	22,154
InterMune, Inc. (a)	50,243	912,413
Ironwood Pharmaceuticals, Inc. Class A (a)	35,334	426,481
Isis Pharmaceuticals, Inc. (a)(d)	64,197	476,342
Keryx Biopharmaceuticals, Inc. (a)(d)	66,082	174,456
Lexicon Pharmaceuticals, Inc. (a)(d)	133,677	156,402
Lexicon Pharmaceuticals, Inc. rights 12/22/11 (a)	133,677	5,347
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	2,082	0
Class B (a)	16,755	196,536
MannKind Corp. (a)(d)	78,574	240,436
Marina Biotech, Inc. (a)	78,104	11,989
Maxygen, Inc.	37,548	213,648
Medivation, Inc. (a)	24,151	1,109,738
Metabolix, Inc. (a)(d)	41,636	198,187
Micromet, Inc. (a)(d)	75,077	460,222
Momenta Pharmaceuticals, Inc. (a)(d)	33,253	500,125
Myrexis, Inc. (a)	68,786	182,971
Myriad Genetics, Inc. (a)(d)	62,451	1,327,084
Nabi Biopharmaceuticals (a)	35,088	63,509
Neurocrine Biosciences, Inc. (a)	41,855	273,732
NewLink Genetics Corp.	4,366	30,562
Novavax, Inc. (a)(d)	79,584	109,826
NPS Pharmaceuticals, Inc. (a)	67,196	381,673
Omeros Corp. (a)	4,428	16,959
OncoGenex Pharmaceuticals, Inc. (a)	5,100	60,792
Oncothyreon, Inc. (a)(d)	23,957	167,220
ONYX Pharmaceuticals, Inc. (a)(d)	44,140	1,946,574
Opexa Therapeutics, Inc. (a)(d)	9,114	9,387
Opko Health, Inc. (a)(d)	104,761	519,615
Orchid Cellmark, Inc. (a)	2,720	7,290
OREXIGEN Therapeutics, Inc. (a)	34,059	60,966
Osiris Therapeutics, Inc. (a)(d)	18,170	84,491
OXiGENE, Inc. (a)(d)	6,714	6,781
Oxygen Biotherapeutics, Inc. (a)(d)	27,463	53,553
PDL BioPharma, Inc.	104,935	671,584
Peregrine Pharmaceuticals, Inc. (a)(d)	48,032	47,071
Pharmacyclics, Inc. (a)(d)	40,835	621,917
Pharmasset, Inc. (a)	55,344	7,249,511
PharmAthene, Inc. (a)(d)	51,372	65,756
Poniard Pharmaceuticals, Inc. (a)	1,804	8,497
Progenics Pharmaceuticals, Inc. (a)(d)	25,311	170,090
PROLOR Biotech, Inc. (a)	33,237	144,913
Raptor Pharmaceutical Corp. (a)	8,863	48,924

	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)(d)	54,875	$ 3,260,673
Repligen Corp. (a)	5,241	17,715
Rigel Pharmaceuticals, Inc. (a)(d)	61,503	468,653
Sangamo Biosciences, Inc. (a)(d)	37,246	112,855
Savient Pharmaceuticals, Inc. (a)(d)	88,045	220,993
SciClone Pharmaceuticals, Inc. (a)(d)	28,016	126,352
Seattle Genetics, Inc. (a)(d)	83,271	1,384,797
SIGA Technologies, Inc. (a)(d)	29,501	61,952
Spectrum Pharmaceuticals, Inc. (a)(d)	34,907	483,462
StemCells, Inc. (a)(d)	14,648	25,488
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	40,477
Synageva BioPharma Corp. (a)	2,899	50,646
Synta Pharmaceuticals Corp. (a)	6,354	26,623
Targacept, Inc. (a)	18,977	142,517
Telik, Inc. (a)	11,402	3,649
Theravance, Inc. (a)(d)	46,446	1,084,050
Threshold Pharmaceuticals, Inc. (a)	11,685	17,411
Trius Therapeutics, Inc. (a)	5,065	37,582
United Therapeutics Corp. (a)(d)	35,615	1,457,010
Vanda Pharmaceuticals, Inc. (a)(d)	44,094	220,029
Vertex Pharmaceuticals, Inc. (a)	154,388	4,475,708
Vical, Inc. (a)(d)	30,159	133,001
XOMA Ltd. (a)(d)	33,778	48,978
Zalicus, Inc. (a)(d)	67,670	62,940
ZIOPHARM Oncology, Inc. (a)(d)	79,220	411,944
		172,792,854
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)(d)	23,291	644,462
Abiomed, Inc. (a)(d)	36,354	732,170
Accuray, Inc. (a)(d)	37,835	151,718
Alere, Inc. (a)	56,869	1,330,166
Align Technology, Inc. (a)(d)	51,467	1,260,942
Alimera Sciences, Inc. (a)	3,741	4,938
Alphatec Holdings, Inc. (a)(d)	36,801	75,074
Analogic Corp.	9,235	517,252
Angiodynamics, Inc. (a)(d)	26,377	398,820
Antares Pharma, Inc. (a)	17,769	46,555
ArthroCare Corp. (a)(d)	20,678	616,411
Atrion Corp.	440	106,841
Baxter International, Inc.	426,788	22,047,868
Becton, Dickinson & Co.	160,147	11,815,646
BioLase Technology, Inc. (d)	23,961	69,727
Boston Scientific Corp. (a)	1,129,821	6,665,944
BSD Medical Corp. (a)(d)	46,363	104,317
C. R. Bard, Inc.	64,003	5,580,422
Cantel Medical Corp.	21,749	572,216
Cardica, Inc. (a)	23,778	51,123
Cardiovascular Systems, Inc. (a)(d)	5,726	58,921
CareFusion Corp. (a)	162,679	4,031,186
Cerus Corp. (a)(d)	38,690	115,683
Conceptus, Inc. (a)(d)	26,951	295,248
CONMED Corp. (a)(d)	19,521	513,207
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	367,588	$ 16,743,633
Cryolife, Inc. (a)	20,961	86,359
Cutera, Inc. (a)	15,449	120,966
Cyberonics, Inc. (a)(d)	26,017	789,096
Cynosure, Inc. Class A (a)	4,248	52,038
Delcath Systems, Inc. (a)(d)	85,359	220,226
DENTSPLY International, Inc. (d)	102,220	3,691,164
DexCom, Inc. (a)(d)	65,323	523,890
Edwards Lifesciences Corp. (a)(d)	87,072	5,749,364
Endologix, Inc. (a)(d)	28,035	317,917
Exactech, Inc. (a)(d)	3,102	46,871
Fonar Corp. (a)	719	1,273
Gen-Probe, Inc. (a)	33,889	2,134,668
Greatbatch, Inc. (a)	22,320	493,718
Haemonetics Corp. (a)(d)	17,014	1,007,739
Hansen Medical, Inc. (a)(d)	48,696	115,896
Hill-Rom Holdings, Inc.	41,945	1,325,462
Hologic, Inc. (a)	186,866	3,290,710
ICU Medical, Inc. (a)(d)	17,344	763,309
IDEXX Laboratories, Inc. (a)(d)	44,087	3,314,902
Insulet Corp. (a)	22,899	425,463
Integra LifeSciences Holdings Corp. (a)	14,197	456,150
Intuitive Surgical, Inc. (a)	29,521	12,818,313
Invacare Corp.	28,414	583,624
IRIS International, Inc. (a)	20,459	198,657
IVAX Diagnostics, Inc. (a)	3,094	1,640
Kensey Nash Corp. (a)(d)	18,825	478,155
Kewaunee Scientific Corp.	1,376	12,797
Mako Surgical Corp. (a)(d)	32,106	924,653
Masimo Corp. (d)	35,381	730,971
Medical Action Industries, Inc. (a)	12,909	61,318
Medtronic, Inc.	787,820	28,700,283
MELA Sciences, Inc. (a)(d)	32,214	155,271
Meridian Bioscience, Inc.	35,455	678,254
Merit Medical Systems, Inc. (a)	29,543	410,352
Misonix, Inc. (a)	2,579	5,029
Natus Medical, Inc. (a)(d)	24,629	206,145
Neogen Corp. (a)(d)	25,237	889,100
Neoprobe Corp. (a)(d)	114,446	283,826
NuVasive, Inc. (a)	28,061	387,242
NxStage Medical, Inc. (a)(d)	42,830	838,611
OraSure Technologies, Inc. (a)	20,431	194,095
Orthofix International NV (a)	16,427	562,953
Palomar Medical Technologies, Inc. (a)	15,820	130,673
Quidel Corp. (a)(d)	34,466	625,558
ResMed, Inc. (a)(d)	106,978	2,786,777
Retractable Technologies, Inc. (a)	5,248	6,035
Rockwell Medical Technologies, Inc. (a)(d)	2,069	15,621
RTI Biologics, Inc. (a)	29,474	125,854
Sirona Dental Systems, Inc. (a)	38,021	1,689,653
Solta Medical, Inc. (a)	20,912	47,470

	Shares	Value
SonoSite, Inc. (a)(d)	19,011	$ 787,055
St. Jude Medical, Inc.	257,933	9,914,945
Staar Surgical Co. (a)(d)	15,788	155,196
Stereotaxis, Inc. (a)(d)	24,530	25,266
Steris Corp.	35,033	1,053,442
Stryker Corp.	222,849	10,881,717
SurModics, Inc. (a)	19,525	242,110
Symmetry Medical, Inc. (a)	29,367	229,944
Synovis Life Technologies, Inc. (a)	9,456	178,151
Teleflex, Inc.	27,356	1,665,433
The Cooper Companies, Inc.	32,141	1,968,958
The Spectranetics Corp. (a)	29,169	208,267
Theragenics Corp. (a)	1,117	1,877
ThermoGenesis Corp. (a)(d)	15,844	13,943
Thoratec Corp. (a)	38,794	1,180,113
Unilife Corp. (a)(d)	50,575	207,863
Urologix, Inc. (a)(d)	3,267	3,300
Uroplasty, Inc. (a)(d)	1,597	6,436
Varian Medical Systems, Inc. (a)(d)	85,571	5,325,083
Vascular Solutions, Inc. (a)	2,125	22,908
Vermillion, Inc. (a)	5,249	6,981
Volcano Corp. (a)(d)	37,240	918,711
West Pharmaceutical Services, Inc. (d)	22,644	872,473
Wright Medical Group, Inc. (a)(d)	29,686	435,790
Young Innovations, Inc.	2,156	62,524
Zeltiq Aesthetics, Inc.	6,038	86,343
Zimmer Holdings, Inc. (a)(d)	141,287	7,142,058
Zoll Medical Corp. (a)	18,652	858,552
		198,482,040
Health Care Providers & Services - 2.3%
Accretive Health, Inc. (a)(d)	25,432	586,971
Aetna, Inc.	281,530	11,773,585
Air Methods Corp. (a)(d)	12,386	999,798
Alliance Healthcare Services, Inc. (a)(d)	59,402	72,470
Almost Family, Inc. (a)(d)	9,932	148,682
Amedisys, Inc. (a)	19,251	228,509
American Dental Partners, Inc. (a)	4,049	76,283
AMERIGROUP Corp. (a)(d)	33,744	1,929,144
AmerisourceBergen Corp.	202,942	7,539,295
AMN Healthcare Services, Inc. (a)(d)	37,275	171,092
AmSurg Corp. (a)	25,500	665,040
Assisted Living Concepts, Inc. Class A	16,849	231,505
Bio-Reference Laboratories, Inc. (a)(d)	31,917	395,771
BioScrip, Inc. (a)(d)	41,738	256,271
Brookdale Senior Living, Inc. (a)	84,038	1,306,791
Capital Senior Living Corp. (a)	26,619	197,779
Cardinal Health, Inc.	256,383	10,886,022
CardioNet, Inc. (a)	34,161	79,254
Catalyst Health Solutions, Inc. (a)	30,966	1,610,851
Centene Corp. (a)	32,436	1,255,598
Chemed Corp.	14,268	765,621
Chindex International, Inc. (a)(d)	9,187	84,704
CIGNA Corp.	201,772	8,924,376
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc. (a)(d)	81,813	$ 1,625,624
Corvel Corp. (a)	8,848	422,138
Coventry Health Care, Inc. (a)	109,502	3,497,494
Cross Country Healthcare, Inc. (a)	29,137	150,638
DaVita, Inc. (a)	69,028	5,258,553
Emeritus Corp. (a)(d)	17,838	283,624
ExamWorks Group, Inc. (a)(d)	17,147	115,228
Express Scripts, Inc. (a)(d)	338,146	15,436,365
Five Star Quality Care, Inc. (a)	32,241	82,859
Gentiva Health Services, Inc. (a)	24,132	140,448
Hanger Orthopedic Group, Inc. (a)(d)	27,160	434,560
HCA Holdings, Inc.	90,808	2,213,899
Health Management Associates, Inc. Class A (a)	171,662	1,411,062
Health Net, Inc. (a)(d)	67,297	2,095,629
HealthSouth Corp. (a)(d)	59,613	1,030,113
HealthSpring, Inc. (a)	48,125	2,628,588
Healthways, Inc. (a)	33,821	220,175
Henry Schein, Inc. (a)(d)	71,206	4,581,394
HMS Holdings Corp. (a)(d)	56,557	1,715,374
Hooper Holmes, Inc. (a)	6,267	4,074
Humana, Inc.	125,614	11,139,450
IPC The Hospitalist Co., Inc. (a)	20,567	948,139
Kindred Healthcare, Inc. (a)(d)	37,371	463,400
Laboratory Corp. of America Holdings (a)(d)	82,222	7,048,070
Landauer, Inc.	10,973	556,660
LCA-Vision, Inc. (a)	7,172	20,225
LHC Group, Inc. (a)(d)	12,810	178,059
LifePoint Hospitals, Inc. (a)(d)	36,090	1,415,811
Lincare Holdings, Inc. (d)	64,474	1,528,034
Magellan Health Services, Inc. (a)	25,186	1,275,923
McKesson Corp.	183,846	14,948,518
Medco Health Solutions, Inc. (a)	289,503	16,406,135
MEDNAX, Inc. (a)(d)	44,058	2,969,509
MedQuist Holdings, Inc. (a)	39,028	364,522
Metropolitan Health Networks, Inc. (a)	9,850	71,314
Molina Healthcare, Inc. (a)(d)	17,460	381,501
MWI Veterinary Supply, Inc. (a)(d)	13,354	922,895
National Healthcare Corp.	5,652	235,406
Omnicare, Inc.	81,662	2,662,998
Owens & Minor, Inc.	41,952	1,292,122
Patterson Companies, Inc. (d)	70,485	2,126,532
PDI, Inc. (a)	1,365	8,640
PharMerica Corp. (a)	29,176	456,604
Providence Service Corp. (a)	13,245	155,099
PSS World Medical, Inc. (a)(d)	39,096	953,160
Quest Diagnostics, Inc.	115,838	6,795,057
Select Medical Holdings Corp. (a)	37,877	328,394
Skilled Healthcare Group, Inc. (a)(d)	27,157	115,960
SRI/Surgical Express, Inc. (a)	774	3,290

	Shares	Value
Sun Healthcare Group, Inc. (a)	15,191	$ 46,788
Sunrise Senior Living, Inc. (a)(d)	31,316	157,519
Team Health Holdings, Inc. (a)	29,804	654,496
Tenet Healthcare Corp. (a)(d)	392,723	1,826,162
The Ensign Group, Inc.	4,767	113,026
Triple-S Management Corp. (a)(d)	20,220	393,886
U.S. Physical Therapy, Inc.	11,240	221,091
UnitedHealth Group, Inc.	814,326	39,714,679
Universal American Spin Corp. (a)	33,569	440,761
Universal Health Services, Inc. Class B	64,910	2,610,680
Vanguard Health Systems, Inc. (a)	17,312	177,275
VCA Antech, Inc. (a)(d)	58,024	1,140,752
Wellcare Health Plans, Inc. (a)	30,905	1,806,397
WellPoint, Inc.	270,121	19,057,037
		237,665,227
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)(d)	126,428	2,460,289
athenahealth, Inc. (a)	24,054	1,428,808
Cerner Corp. (a)(d)	105,752	6,448,757
Computer Programs & Systems, Inc.	14,762	670,195
Epocrates, Inc. (a)	10,933	93,258
HealthStream, Inc. (a)(d)	13,800	232,806
MedAssets, Inc. (a)	29,359	280,672
Medidata Solutions, Inc. (a)(d)	22,464	453,324
Merge Healthcare, Inc. (a)	32,622	176,485
Omnicell, Inc. (a)(d)	25,141	406,279
Quality Systems, Inc.	27,774	981,811
Transcend Services, Inc. (a)(d)	6,174	167,315
		13,799,999
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc. (a)	55,779	252,121
Agilent Technologies, Inc. (a)	258,881	9,708,038
Albany Molecular Research, Inc. (a)	23,897	54,724
Apricus Biosciences, Inc. (a)(d)	18,211	80,311
Bio-Rad Laboratories, Inc. Class A (a)	16,766	1,581,034
Biodelivery Sciences International, Inc. (a)	3,338	3,572
Bruker BioSciences Corp. (a)(d)	62,617	783,965
Cambrex Corp. (a)	18,522	127,987
Charles River Laboratories International, Inc. (a)	42,610	1,207,994
Complete Genomics, Inc.	7,109	26,303
Covance, Inc. (a)(d)	43,017	1,974,910
Enzo Biochem, Inc. (a)	14,697	36,008
eResearchTechnology, Inc. (a)	54,275	248,580
Fluidigm Corp. (a)	2,293	30,933
Furiex Pharmaceuticals, Inc. (a)	9,211	165,798
Harvard Bioscience, Inc. (a)	675	2,984
Illumina, Inc. (a)(d)	95,926	2,668,661
Life Technologies Corp. (a)	147,738	5,721,893
Luminex Corp. (a)(d)	39,871	827,722
Medtox Scientific, Inc.	654	9,182
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Mettler-Toledo International, Inc. (a)	22,676	$ 3,623,625
Pacific Biosciences of California, Inc. (a)	28,978	82,587
PAREXEL International Corp. (a)	52,568	1,053,988
PerkinElmer, Inc.	77,034	1,457,483
Pharmaceutical Product Development, Inc.	78,061	2,592,406
pSivida Corp. (a)	12,465	17,950
Sequenom, Inc. (a)	62,814	262,563
SeraCare Life Sciences, Inc. (a)	4,298	12,292
Strategic Diagnostics, Inc. (a)	2,665	4,557
Techne Corp. (d)	26,162	1,765,673
Thermo Fisher Scientific, Inc. (a)	298,031	14,081,965
Waters Corp. (a)(d)	65,789	5,263,120
		55,730,929
Pharmaceuticals - 5.1%
Abbott Laboratories	1,176,486	64,177,311
Acura Pharmaceuticals, Inc. (a)	2,885	10,675
Adeona Pharmaceuticals, Inc. (a)	9,114	8,823
Adolor Corp. (a)	32,062	150,050
Aegerion Pharmaceuticals, Inc. (a)(d)	6,414	102,816
Akorn, Inc. (a)(d)	34,853	375,018
Alexza Pharmaceuticals, Inc. (a)	64,690	64,645
Allergan, Inc.	229,145	19,184,019
Ampio Pharmaceuticals, Inc. (a)(d)	2,914	21,156
Auxilium Pharmaceuticals, Inc. (a)(d)	37,784	658,575
AVANIR Pharmaceuticals Class A (a)(d)	65,547	161,246
Bristol-Myers Squibb Co.	1,275,149	41,722,875
Cadence Pharmaceuticals, Inc. (a)(d)	43,831	192,418
Columbia Laboratories, Inc. (a)(d)	42,578	91,968
Corcept Therapeutics, Inc. (a)	36,105	114,092
Cornerstone Therapeutics, Inc. (a)	7,737	45,184
Cumberland Pharmaceuticals, Inc. (a)(d)	7,158	42,662
DepoMed, Inc. (a)(d)	31,971	155,699
Durect Corp. (a)	47,228	64,230
Echo Therapeutics, Inc. (a)(d)	20,093	50,233
Eli Lilly & Co.	749,878	28,382,882
Endo Pharmaceuticals Holdings, Inc. (a)	92,427	3,163,776
Endocyte, Inc.	22,443	230,938
Forest Laboratories, Inc. (a)	192,241	5,759,540
Hi-Tech Pharmacal Co., Inc. (a)(d)	12,868	534,279
Hospira, Inc. (a)(d)	124,083	3,497,900
Impax Laboratories, Inc. (a)	42,275	851,419
Ista Pharmaceuticals, Inc. (a)	34,715	130,181
Jazz Pharmaceuticals, Inc. (a)	15,877	629,047
Johnson & Johnson	2,058,453	133,223,078
KV Pharmaceutical Co. Class A (a)(d)	106,840	134,618
Lannett Co., Inc. (a)	27,670	109,297
MAP Pharmaceuticals, Inc. (a)	10,813	148,679
Medicis Pharmaceutical Corp. Class A	40,823	1,332,871
Merck & Co., Inc.	2,318,704	82,893,668
Mylan, Inc. (a)	312,360	6,100,391

	Shares	Value
Nektar Therapeutics (a)(d)	110,915	$ 554,575
NuPathe, Inc. (a)	18,258	40,533
Obagi Medical Products, Inc. (a)	21,864	221,045
Optimer Pharmaceuticals, Inc. (a)(d)	21,613	248,982
Pacira Pharmaceuticals, Inc.	9,810	71,809
Pain Therapeutics, Inc. (d)	34,536	133,654
Par Pharmaceutical Companies, Inc. (a)	23,364	757,227
Pernix Therapeutics Holdings, Inc. (a)	5,833	46,664
Perrigo Co.	63,753	6,241,419
Pfizer, Inc.	5,815,377	116,714,616
Pozen, Inc. (a)	23,223	94,053
Questcor Pharmaceuticals, Inc. (a)(d)	48,551	2,182,367
Repros Therapeutics, Inc. (a)(d)	10,746	55,449
Sagent Pharmaceuticals, Inc.	10,801	223,365
Salix Pharmaceuticals Ltd. (a)	38,646	1,705,834
Santarus, Inc. (a)	23,487	68,347
Somaxon Pharmaceuticals, Inc. (a)(d)	52,262	37,106
The Medicines Company (a)	52,840	999,204
Tranzyme, Inc.	9,317	29,535
Ventrus Biosciences, Inc.	5,603	43,367
ViroPharma, Inc. (a)(d)	51,529	1,237,211
Vivus, Inc. (a)(d)	63,327	641,503
Warner Chilcott PLC (a)	117,555	1,847,965
Watson Pharmaceuticals, Inc. (a)	96,110	6,210,628
XenoPort, Inc. (a)	33,327	159,303
Zogenix, Inc.	31,169	56,104
		535,138,124
TOTAL HEALTH CARE		1,213,609,173
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.2%
AAR Corp.	29,755	543,326
AeroVironment, Inc. (a)(d)	13,243	404,044
Alliant Techsystems, Inc.	22,033	1,296,422
American Science & Engineering, Inc.	8,661	634,072
API Technologies Corp. (a)	22,349	73,305
Ascent Solar Technologies, Inc. (a)(d)	33,082	23,157
Astronics Corp. (a)(d)	4,574	163,109
BE Aerospace, Inc. (a)	69,691	2,714,464
Ceradyne, Inc. (a)	17,193	511,320
Cubic Corp.	13,440	570,259
Curtiss-Wright Corp.	35,352	1,164,848
DigitalGlobe, Inc. (a)	19,208	286,199
Ducommun, Inc.	9,546	114,266
Esterline Technologies Corp. (a)	20,959	1,129,061
Exelis, Inc.	137,844	1,232,325
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	486,592
General Dynamics Corp.	226,234	14,945,018
GeoEye, Inc. (a)(d)	17,908	340,073
Goodrich Corp.	92,319	11,263,841
HEICO Corp. Class A	22,739	931,162
Hexcel Corp. (a)	66,136	1,648,109
Honeywell International, Inc.	530,698	28,737,297
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Huntington Ingalls Industries, Inc. (a)	32,670	$ 1,037,273
Innovative Solutions & Support, Inc. (a)	20,271	80,881
KEYW Holding Corp. (a)(d)	13,887	112,901
Kratos Defense & Security Solutions, Inc. (a)(d)	25,078	125,390
L-3 Communications Holdings, Inc.	79,239	5,253,546
LMI Aerospace, Inc. (a)	6,877	114,158
Lockheed Martin Corp.	207,016	16,178,300
Moog, Inc. Class A (a)	27,795	1,162,387
National Presto Industries, Inc. (d)	4,216	398,286
Northrop Grumman Corp.	196,952	11,240,051
Orbital Sciences Corp. (a)	39,974	593,614
Precision Castparts Corp.	108,322	17,846,050
Raytheon Co.	267,839	12,205,423
Rockwell Collins, Inc.	114,752	6,299,885
Spirit AeroSystems Holdings, Inc. Class A (a)	82,030	1,600,405
Sypris Solutions, Inc. (a)	2,772	10,922
Taser International, Inc. (a)(d)	58,908	354,626
Teledyne Technologies, Inc. (a)	24,855	1,408,781
Textron, Inc.	202,166	3,928,085
The Boeing Co.	503,786	34,605,060
TransDigm Group, Inc. (a)	39,452	3,803,962
Triumph Group, Inc.	32,470	1,931,640
United Technologies Corp.	586,380	44,916,708
		234,420,603
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	62,170	300,903
Atlas Air Worldwide Holdings, Inc. (a)	17,244	728,559
C.H. Robinson Worldwide, Inc.	124,034	8,497,569
Expeditors International of Washington, Inc.	161,209	7,014,204
FedEx Corp.	218,482	18,151,485
Forward Air Corp.	23,667	759,711
Hub Group, Inc. Class A (a)(d)	25,258	752,183
Pacer International, Inc. (a)(d)	29,688	127,065
Park-Ohio Holdings Corp. (a)	3,535	68,579
United Parcel Service, Inc. Class B	523,145	37,535,654
UTI Worldwide, Inc.	71,523	1,112,898
XPO Logistics, Inc. (a)	5,264	53,114
		75,101,924
Airlines - 0.2%
Alaska Air Group, Inc. (a)	24,089	1,672,258
Allegiant Travel Co. (a)(d)	13,627	709,694
AMR Corp. (a)(d)	219,653	70,289
Delta Air Lines, Inc. (a)	654,387	5,313,622
Hawaiian Holdings, Inc. (a)	37,702	224,327
JetBlue Airways Corp. (a)(d)	160,998	663,312
Pinnacle Airlines Corp. (a)	11,387	22,888
Republic Airways Holdings, Inc. (a)	81,894	313,654
SkyWest, Inc. (d)	37,944	460,261

	Shares	Value
Southwest Airlines Co.	592,440	$ 4,964,647
Spirit Airlines, Inc. (a)(d)	15,904	256,532
United Continental Holdings, Inc. (a)(d)	243,422	4,374,293
US Airways Group, Inc. (a)(d)	117,312	553,713
		19,599,490
Building Products - 0.1%
A.O. Smith Corp. (d)	33,683	1,322,395
AAON, Inc.	30,814	675,135
Ameresco, Inc. Class A (a)	18,333	217,796
American Woodmark Corp.	6,981	88,868
Apogee Enterprises, Inc.	27,347	289,878
Armstrong World Industries, Inc. (d)	13,413	532,362
Builders FirstSource, Inc. (a)	22,494	34,866
Fortune Brands Home & Security, Inc. (a)	108,551	1,810,631
Gibraltar Industries, Inc. (a)(d)	39,553	535,943
Griffon Corp.	38,833	364,254
Insteel Industries, Inc.	16,775	174,963
Lennox International, Inc.	33,661	1,115,189
Masco Corp.	252,048	2,414,620
NCI Building Systems, Inc. (a)(d)	16,002	149,139
Owens Corning (a)(d)	85,958	2,466,995
Quanex Building Products Corp.	24,300	366,444
Simpson Manufacturing Co. Ltd.	26,124	864,704
Trex Co., Inc. (a)(d)	11,686	260,948
Universal Forest Products, Inc.	17,776	495,417
USG Corp. (a)(d)	46,968	459,817
		14,640,364
Commercial Services & Supplies - 0.6%
A.T. Cross Co. Class A (a)	1,165	12,757
ABM Industries, Inc.	32,787	712,462
ACCO Brands Corp. (a)(d)	34,948	329,560
American Reprographics Co. (a)(d)	40,410	190,331
Avery Dennison Corp.	74,433	1,950,889
Casella Waste Systems, Inc. Class A (a)(d)	50,882	316,486
Cenveo, Inc. (a)	56,923	173,615
Cintas Corp.	88,252	2,682,861
Clean Harbors, Inc. (a)	31,667	1,899,070
Consolidated Graphics, Inc. (a)	9,235	470,523
Copart, Inc. (a)	58,019	2,606,794
Corrections Corp. of America (a)	76,509	1,606,689
Courier Corp.	4,317	47,703
Covanta Holding Corp.	92,025	1,373,933
Deluxe Corp.	54,408	1,243,767
EnergySolutions, Inc. (a)(d)	99,871	315,592
EnerNOC, Inc. (a)(d)	15,233	149,893
Ennis, Inc.	21,290	316,157
Fuel Tech, Inc. (a)	21,725	125,788
G&K Services, Inc. Class A	9,475	283,303
Healthcare Services Group, Inc.	45,556	822,741
Heritage-Crystal Clean, Inc. (a)	2,763	45,728
Herman Miller, Inc.	38,212	824,997
Higher One Holdings, Inc. (a)(d)	19,310	346,228
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
HNI Corp. (d)	36,970	$ 968,614
InnerWorkings, Inc. (a)(d)	28,532	259,071
Interface, Inc. Class A	44,100	507,150
Intersections, Inc.	7,586	78,363
Iron Mountain, Inc. (d)	133,114	4,042,672
KAR Auction Services, Inc. (a)	32,774	430,650
Kimball International, Inc. Class B	16,142	97,982
Knoll, Inc. (d)	32,235	488,683
M&F Worldwide Corp. (a)(d)	13,886	346,317
McGrath RentCorp.	17,562	491,560
Metalico, Inc. (a)(d)	41,543	146,647
Mine Safety Appliances Co.	23,201	817,139
Mobile Mini, Inc. (a)(d)	22,884	412,599
Multi-Color Corp.	7,946	208,344
NL Industries, Inc.	5,468	74,966
Perma-Fix Environmental Services, Inc. (a)	34,689	53,768
Pitney Bowes, Inc. (d)	138,322	2,576,939
Quad/Graphics, Inc.	17,413	278,956
R.R. Donnelley & Sons Co.	139,684	2,098,054
Republic Services, Inc.	241,800	6,637,410
Rollins, Inc.	56,964	1,264,601
Schawk, Inc. Class A	4,209	53,244
Standard Parking Corp. (a)	5,698	103,134
Standard Register Co.	6,365	15,149
Steelcase, Inc. Class A	63,037	494,210
Stericycle, Inc. (a)(d)	59,961	4,858,040
Swisher Hygiene, Inc. (Canada) (a)(d)	54,102	209,375
Sykes Enterprises, Inc. (a)	30,728	500,559
Team, Inc. (a)	18,138	496,256
Tetra Tech, Inc. (a)(d)	39,942	894,301
The Brink's Co.	40,696	1,001,936
The Geo Group, Inc. (a)(d)	57,559	1,018,794
TMS International Corp.	14,898	148,980
TRC Companies, Inc. (a)(d)	4,541	22,705
Unifirst Corp. Massachusetts	12,480	721,718
United Stationers, Inc.	30,770	1,032,026
US Ecology, Inc.	25,366	467,749
Viad Corp.	19,833	367,902
Virco Manufacturing Co.	2,682	4,613
Waste Connections, Inc.	83,926	2,750,255
Waste Management, Inc.	308,526	9,656,864
		65,946,162
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	87,765	1,882,559
Aegion Corp. (a)(d)	25,822	391,462
Comfort Systems USA, Inc.	43,738	456,187
Dycom Industries, Inc. (a)	25,959	520,478
EMCOR Group, Inc.	45,899	1,176,391
Fluor Corp.	130,280	7,141,950
Foster Wheeler AG (a)	83,428	1,547,589

	Shares	Value
Furmanite Corp. (a)	17,662	$ 120,278
Granite Construction, Inc.	31,641	787,861
Great Lakes Dredge & Dock Corp.	39,072	236,386
Integrated Electrical Services, Inc. (a)(d)	12,011	30,388
Jacobs Engineering Group, Inc. (a)	92,813	3,855,452
KBR, Inc.	110,721	3,199,837
Layne Christensen Co. (a)	15,356	384,207
MasTec, Inc. (a)	48,062	769,473
Michael Baker Corp. (a)	6,265	124,360
MYR Group, Inc. (a)	25,270	443,236
Northwest Pipe Co. (a)(d)	12,188	283,859
Orion Marine Group, Inc. (a)	15,813	95,036
Pike Electric Corp. (a)	14,023	95,356
Primoris Services Corp.	12,823	182,343
Quanta Services, Inc. (a)	150,180	3,092,206
Shaw Group, Inc. (a)(d)	55,953	1,388,753
Sterling Construction Co., Inc. (a)(d)	25,870	328,808
Tutor Perini Corp.	22,647	373,449
UniTek Global Services, Inc. (a)	10,175	50,875
URS Corp. (a)	61,309	2,215,707
		31,174,486
Electrical Equipment - 0.8%
A123 Systems, Inc. (a)(d)	96,963	240,468
Active Power, Inc. (a)	52,517	36,762
Acuity Brands, Inc.	30,960	1,555,740
Allied Motion Technologies, Inc.	4,209	26,727
Altair Nanotechnologies, Inc. (a)	43,223	39,765
American Superconductor Corp. (a)(d)	31,395	124,638
AMETEK, Inc.	117,144	5,018,449
AZZ, Inc.	12,314	521,498
Babcock & Wilcox Co. (a)	97,803	2,218,172
Belden, Inc.	30,908	1,021,200
Brady Corp. Class A	41,502	1,242,570
Broadwind Energy, Inc. (a)(d)	72,530	47,870
Capstone Turbine Corp. (a)(d)	582,341	605,635
Coleman Cable, Inc. (a)(d)	5,164	45,546
Cooper Industries PLC Class A	119,490	6,635,280
Emerson Electric Co.	553,113	28,900,154
Encore Wire Corp.	23,059	597,689
EnerSys (a)(d)	35,211	846,825
Espey Manufacturing & Electronics Corp.	1,279	30,376
Franklin Electric Co., Inc.	17,393	818,689
FuelCell Energy, Inc. (a)(d)	144,359	134,254
Generac Holdings, Inc. (a)	30,944	775,766
General Cable Corp. (a)(d)	34,381	911,097
Global Power Equipment Group, Inc. (a)	10,454	243,369
GrafTech International Ltd. (a)	132,891	1,918,946
Hubbell, Inc. Class B	39,086	2,557,006
II-VI, Inc. (a)	33,000	645,810
LSI Industries, Inc.	16,481	106,962
MagneTek, Inc. (a)	26,648	23,717
Nexxus Lighting, Inc. (a)	1,806	2,203
Plug Power, Inc. (a)(d)	38,179	84,757
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Polypore International, Inc. (a)(d)	32,865	$ 1,612,028
Powell Industries, Inc. (a)(d)	7,721	234,101
PowerSecure International, Inc. (a)(d)	20,869	132,518
Preformed Line Products Co.	1,689	89,804
Regal-Beloit Corp. (d)	25,450	1,340,197
Rockwell Automation, Inc.	106,045	7,956,556
Roper Industries, Inc.	72,721	6,195,102
Satcon Technology Corp. (a)(d)	75,540	57,403
SL Industries, Inc. (a)	2,156	40,123
Thermon Group Holdings, Inc.	10,097	156,100
Thomas & Betts Corp. (a)	34,977	1,819,154
Ultralife Corp. (a)	13,410	61,016
Valence Technology, Inc. (a)(d)	105,179	95,913
Valpey Fisher Corp. (a)	1,806	7,405
Vicor Corp.	10,982	88,076
Woodward, Inc.	51,161	2,166,157
		80,029,593
Industrial Conglomerates - 2.0%
3M Co.	495,631	40,165,936
Carlisle Companies, Inc.	41,123	1,834,086
Danaher Corp.	422,764	20,453,322
General Electric Co.	7,967,072	126,756,116
Raven Industries, Inc. (d)	15,000	903,600
Seaboard Corp. (d)	185	371,796
Standex International Corp.	10,804	344,972
Tredegar Corp.	24,439	533,503
Tyco International Ltd.	349,511	16,762,548
		208,125,879
Machinery - 2.4%
3D Systems Corp. (a)(d)	25,224	393,747
Accuride Corp. (a)	37,530	229,308
Actuant Corp. Class A	43,038	986,431
Adept Technology, Inc. (a)	584	1,343
AGCO Corp. (a)	67,578	3,091,694
Alamo Group, Inc.	14,374	408,222
Albany International Corp. Class A	29,462	714,748
Altra Holdings, Inc. (a)	19,022	337,450
American Railcar Industries, Inc. (a)	11,797	280,651
Ampco-Pittsburgh Corp.	5,630	115,697
Astec Industries, Inc. (a)(d)	11,689	390,997
Barnes Group, Inc.	27,651	688,786
Blount International, Inc. (a)	30,077	460,479
Briggs & Stratton Corp.	42,488	640,294
Cascade Corp.	11,310	492,098
Caterpillar, Inc. (d)	438,163	42,887,394
Chart Industries, Inc. (a)	19,696	1,198,699
CIRCOR International, Inc.	13,068	424,710
CLARCOR, Inc.	33,560	1,624,975
Colfax Corp. (a)(d)	27,445	804,413

	Shares	Value
Columbus McKinnon Corp. (NY Shares) (a)	26,972	$ 338,768
Commercial Vehicle Group, Inc. (a)	56,798	636,138
Crane Co.	33,291	1,597,635
Cummins, Inc.	129,801	12,503,730
Deere & Co.	312,139	24,737,016
Donaldson Co., Inc.	51,141	3,495,487
Douglas Dynamics, Inc.	12,103	187,597
Dover Corp.	137,785	7,574,041
Dynamic Materials Corp.	12,763	272,618
Eastern Co.	943	18,455
Eaton Corp.	253,449	11,382,395
Energy Recovery, Inc. (a)(d)	81,715	235,339
EnPro Industries, Inc. (a)(d)	22,235	744,205
ESCO Technologies, Inc.	20,247	548,694
Federal Signal Corp. (d)	80,990	298,853
Flow International Corp. (a)(d)	30,791	80,672
Flowserve Corp.	40,713	4,184,075
Force Protection, Inc. (a)	56,887	314,016
FreightCar America, Inc. (a)(d)	19,411	441,212
Gardner Denver, Inc.	36,882	3,161,525
Gorman-Rupp Co.	14,200	418,616
Graco, Inc.	41,270	1,774,197
Graham Corp.	12,124	283,459
Greenbrier Companies, Inc. (a)(d)	15,464	343,301
Hardinge, Inc.	12,474	110,021
Harsco Corp.	53,897	1,112,434
Hurco Companies, Inc. (a)	3,319	78,760
IDEX Corp.	57,191	2,085,184
Illinois Tool Works, Inc.	327,701	14,890,733
Ingersoll-Rand PLC	247,035	8,181,799
ITT Corp.	68,922	1,390,157
John Bean Technologies Corp.	23,559	387,781
Joy Global, Inc.	77,332	7,058,865
Kadant, Inc. (a)	18,429	376,689
Kaydon Corp.	29,963	946,232
Kennametal, Inc.	56,845	2,166,363
L.B. Foster Co. Class A	10,636	305,466
Lincoln Electric Holdings, Inc.	59,607	2,353,284
Lindsay Corp.	10,287	581,113
Lydall, Inc. (a)	9,770	87,930
Manitowoc Co., Inc.	95,250	1,054,418
Meritor, Inc. (a)	87,590	521,161
Met-Pro Corp.	5,616	50,712
Middleby Corp. (a)(d)	16,713	1,525,563
Miller Industries, Inc.	5,768	92,807
Mueller Industries, Inc.	25,253	963,149
Mueller Water Products, Inc. Class A	87,385	195,742
NACCO Industries, Inc. Class A	5,119	406,193
Navistar International Corp. (a)	55,357	2,060,941
NN, Inc. (a)(d)	12,121	79,877
Nordson Corp. (d)	44,096	2,075,158
Omega Flex, Inc. (a)	258	3,475
Oshkosh Truck Corp. (a)(d)	75,655	1,552,441
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	270,533	$ 10,975,524
Pall Corp.	83,124	4,529,427
Parker Hannifin Corp.	121,531	10,060,336
Pentair, Inc.	68,772	2,615,399
PMFG, Inc. (a)	13,908	322,387
RBC Bearings, Inc. (a)(d)	21,831	922,360
Robbins & Myers, Inc. (d)	32,129	1,709,263
Sauer-Danfoss, Inc. (a)	13,027	489,685
Snap-On, Inc.	39,583	2,030,608
SPX Corp.	35,865	2,273,841
Stanley Black & Decker, Inc.	126,417	8,271,464
Sun Hydraulics Corp. (d)	19,343	486,670
Tecumseh Products Co. Class A (non-vtg.) (a)	18,712	96,928
Tennant Co.	13,999	587,678
Terex Corp. (a)	76,898	1,186,536
Timken Co.	55,895	2,348,149
Titan International, Inc. (d)	31,894	686,997
Toro Co. (d)	24,680	1,393,680
TriMas Corp. (a)(d)	21,882	446,612
Trinity Industries, Inc. (d)	53,438	1,527,258
Twin Disc, Inc. (d)	7,177	304,305
Valmont Industries, Inc. (d)	14,391	1,225,825
Wabash National Corp. (a)	70,089	514,453
WABCO Holdings, Inc. (a)	47,766	2,245,480
Wabtec Corp.	32,166	2,195,330
Watts Water Technologies, Inc. Class A	18,209	695,584
Xylem, Inc.	137,844	3,294,472
		247,874,879
Marine - 0.0%
Alexander & Baldwin, Inc.	26,895	1,019,052
Baltic Trading Ltd. (d)	21,117	108,541
Eagle Bulk Shipping, Inc. (a)(d)	76,396	84,800
Genco Shipping & Trading Ltd. (a)(d)	27,480	208,298
International Shipholding Corp.	7,999	150,541
Kirby Corp. (a)(d)	38,314	2,462,824
		4,034,056
Professional Services - 0.3%
Acacia Research Corp. - Acacia Technologies (a)(d)	30,363	1,057,240
Advisory Board Co. (a)(d)	15,789	1,142,808
Barrett Business Services, Inc.	3,040	58,064
CBIZ, Inc. (a)(d)	37,390	225,088
CDI Corp.	6,150	80,258
Corporate Executive Board Co.	26,015	1,019,528
CoStar Group, Inc. (a)(d)	15,799	1,051,265
CRA International, Inc. (a)(d)	15,589	318,327
CTPartners Executive Search, Inc.	859	4,398
Dolan Co. (a)	21,177	193,346
Dun & Bradstreet Corp.	34,725	2,426,236
Equifax, Inc.	86,641	3,218,713

	Shares	Value
Exponent, Inc. (a)	15,525	$ 735,575
FTI Consulting, Inc. (a)(d)	36,212	1,553,133
GP Strategies Corp. (a)	3,391	44,253
Heidrick & Struggles International, Inc.	22,259	474,117
Hill International, Inc. (a)	13,945	76,698
Hudson Highland Group, Inc. (a)(d)	8,927	42,135
Huron Consulting Group, Inc. (a)	16,504	573,019
ICF International, Inc. (a)	17,107	443,756
IHS, Inc. Class A (a)(d)	41,214	3,642,493
Insperity, Inc.	15,769	390,914
Kelly Services, Inc. Class A (non-vtg.)	19,294	279,377
Kforce, Inc. (a)(d)	25,995	318,439
Korn/Ferry International (a)(d)	33,723	567,558
Manpower, Inc.	59,376	2,174,943
MISTRAS Group, Inc. (a)	12,788	300,902
Navigant Consulting, Inc. (a)(d)	41,733	470,331
Nielsen Holdings B.V. (a)	48,341	1,404,306
Odyssey Marine Exploration, Inc. (a)(d)	19,002	48,455
On Assignment, Inc. (a)	26,316	274,213
Pendrell Corp. (a)	107,839	294,400
RCM Technologies, Inc. (a)	1,203	6,472
Resources Connection, Inc.	31,912	341,458
Robert Half International, Inc.	103,353	2,737,821
RPX Corp.	12,247	172,928
Spherix, Inc. (a)	232	295
Towers Watson & Co.	48,457	3,157,458
TrueBlue, Inc. (a)	27,483	353,706
Verisk Analytics, Inc. (a)	95,702	3,759,175
VSE Corp.	1,834	47,849
		35,481,450
Road & Rail - 1.0%
AMERCO (a)	6,519	508,482
Arkansas Best Corp.	18,872	360,833
Avis Budget Group, Inc. (a)(d)	78,355	924,589
Celadon Group, Inc.	39,348	420,630
Con-way, Inc.	35,796	1,005,510
Covenant Transport Group, Inc. Class A (a)	2,464	7,564
CSX Corp.	821,270	17,829,772
Dollar Thrifty Automotive Group, Inc. (a)	18,474	1,239,236
Genesee & Wyoming, Inc. Class A (a)	25,077	1,531,452
Heartland Express, Inc. (d)	35,341	485,939
Hertz Global Holdings, Inc. (a)(d)	176,222	1,993,071
J.B. Hunt Transport Services, Inc. (d)	80,895	3,698,519
Kansas City Southern (a)	80,222	5,457,503
Knight Transportation, Inc.	36,896	551,964
Landstar System, Inc.	32,065	1,483,648
Marten Transport Ltd.	20,799	383,950
Norfolk Southern Corp.	259,823	19,627,029
Old Dominion Freight Lines, Inc. (a)	46,240	1,794,574
Patriot Transportation Holding, Inc. (a)	1,312	29,887
Providence & Worcester Railroad Co.	4,631	55,618
Quality Distribution, Inc. (a)	25,189	254,409
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
RailAmerica, Inc. (a)	21,609	$ 303,606
Roadrunner Transportation Systems, Inc. (a)	7,586	108,176
Ryder System, Inc.	36,105	1,887,569
Saia, Inc. (a)	11,656	135,559
Swift Transporation Co.	51,169	435,960
Union Pacific Corp.	373,140	38,586,407
USA Truck, Inc. (a)	1,841	16,587
Werner Enterprises, Inc.	33,376	782,333
YRC Worldwide, Inc. (a)	72,038	2,320
Zipcar, Inc. (a)(d)	19,521	311,555
		102,214,251
Trading Companies & Distributors - 0.3%
Aceto Corp.	23,406	160,331
AeroCentury Corp. (a)	688	4,919
Air Lease Corp. Class A (d)	53,855	1,207,429
Aircastle Ltd.	27,167	315,681
Applied Industrial Technologies, Inc.	24,914	860,280
Beacon Roofing Supply, Inc. (a)(d)	44,417	867,464
BlueLinx Corp. (a)	17,176	25,077
CAI International, Inc. (a)	7,670	117,658
DXP Enterprises, Inc. (a)	454	13,734
Essex Rental Corp. (a)(d)	16,688	48,061
Fastenal Co.	222,964	9,286,451
GATX Corp.	28,978	1,237,071
H&E Equipment Services, Inc. (a)(d)	17,348	220,493
Houston Wire & Cable Co.	15,647	175,716
Interline Brands, Inc. (a)(d)	20,339	320,949
Kaman Corp.	17,188	533,344
Lawson Products, Inc.	3,745	59,021
MSC Industrial Direct Co., Inc. Class A	35,219	2,448,777
RSC Holdings, Inc. (a)(d)	37,515	456,182
Rush Enterprises, Inc. Class A (a)(d)	25,276	484,288
TAL International Group, Inc.	16,704	439,649
Textainer Group Holdings Ltd.	8,594	232,897
Titan Machinery, Inc. (a)	17,235	374,000
United Rentals, Inc. (a)(d)	40,463	1,138,629
W.W. Grainger, Inc.	44,703	8,354,991
Watsco, Inc.	17,019	1,080,707
WESCO International, Inc. (a)(d)	30,088	1,533,284
Willis Lease Finance Corp. (a)	2,006	23,350
		32,020,433
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	18,229	241,717
TOTAL INDUSTRIALS		1,150,905,287
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 2.0%
Acme Packet, Inc. (a)(d)	44,434	1,485,429

	Shares	Value
ADTRAN, Inc. (d)	43,011	$ 1,420,653
Alliance Fiber Optic Products, Inc. (a)	5,467	42,260
Ambient Corp. (a)	1,932	11,824
Anaren, Inc. (a)	31,499	526,978
Arris Group, Inc. (a)	78,872	847,874
Aruba Networks, Inc. (a)(d)	71,459	1,507,785
Aviat Networks, Inc. (a)	66,605	117,225
Bel Fuse, Inc. Class B (non-vtg.)	7,032	128,545
Black Box Corp.	16,753	477,963
Blonder Tongue Laboratories, Inc. (a)	3,352	3,821
Blue Coat Systems, Inc. (a)	30,946	557,028
Brocade Communications Systems, Inc. (a)	320,914	1,726,517
Calix Networks, Inc. (a)	19,283	173,933
Ciena Corp. (a)(d)	61,788	748,253
Cisco Systems, Inc.	4,181,961	77,951,753
Communications Systems, Inc.	2,337	32,204
Comtech Telecommunications Corp.	22,438	679,647
Comverse Technology, Inc. (a)	148,465	972,446
Digi International, Inc. (a)(d)	21,456	235,801
Ditech Networks, Inc. (a)	7,261	6,390
EchoStar Holding Corp. Class A (a)	32,334	710,701
EMCORE Corp. (a)(d)	59,498	56,523
Emulex Corp. (a)	66,808	527,783
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	100,558	303,685
F5 Networks, Inc. (a)	58,446	6,606,151
Finisar Corp. (a)	61,325	1,130,833
Globecomm Systems, Inc. (a)	11,676	159,844
Harmonic, Inc. (a)	75,490	405,381
Harris Corp.	91,796	3,267,938
Infinera Corp. (a)(d)	65,560	452,364
InterDigital, Inc. (d)	32,056	1,409,182
Ixia (a)(d)	30,110	331,210
JDS Uniphase Corp. (a)(d)	173,860	1,908,983
Juniper Networks, Inc. (a)	394,360	8,955,916
KVH Industries, Inc. (a)	19,663	152,978
Lantronix, Inc. (a)	71	132
Loral Space & Communications Ltd. (a)	6,884	427,841
Meru Networks, Inc. (a)	5,560	26,132
Motorola Mobility Holdings, Inc.	220,216	8,588,424
Motorola Solutions, Inc.	223,616	10,436,159
NETGEAR, Inc. (a)(d)	32,032	1,216,896
Network Engines, Inc. (a)	28,981	30,430
Network Equipment Technologies, Inc. (a)(d)	15,181	26,567
NumereX Corp. Class A (a)(d)	2,670	21,467
Oclaro, Inc. (a)(d)	28,804	89,580
Oplink Communications, Inc. (a)(d)	15,273	252,157
Opnext, Inc. (a)	39,034	40,986
Optical Cable Corp.	564	1,839
ORBCOMM, Inc. (a)(d)	20,031	66,102
Parkervision, Inc. (a)(d)	34,215	34,215
PC-Tel, Inc.	2,259	15,790
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Performance Technologies, Inc. (a)	2,977	$ 5,924
Plantronics, Inc.	39,954	1,376,815
Polycom, Inc. (a)	132,965	2,247,109
Powerwave Technologies, Inc. (a)(d)	17,873	41,465
Procera Networks, Inc. (a)	21,122	339,853
QUALCOMM, Inc.	1,268,331	69,504,539
Riverbed Technology, Inc. (a)(d)	111,321	2,894,346
ShoreTel, Inc. (a)	4,948	29,836
Sonus Networks, Inc. (a)(d)	223,825	584,183
Sycamore Networks, Inc.	13,906	275,339
Symmetricom, Inc. (a)(d)	21,713	111,822
Tekelec (a)(d)	44,839	494,126
Tellabs, Inc.	242,615	963,182
Telular Corp.	1,806	12,714
Tessco Technologies, Inc.	3,361	46,920
Ubiquiti Networks, Inc.	4,528	89,473
UTStarcom Holdings Corp. (a)	124,511	168,090
ViaSat, Inc. (a)(d)	26,943	1,274,943
Westell Technologies, Inc. Class A (a)	20,974	46,772
Zhone Technologies, Inc. (a)	5,862	5,217
Zoom Technologies, Inc. (a)(d)	31,336	29,205
		217,850,391
Computers & Peripherals - 3.8%
Apple, Inc. (a)	692,895	264,824,469
Astro-Med, Inc.	4,606	36,802
Avid Technology, Inc. (a)(d)	18,715	148,971
Concurrent Computer Corp. (a)	987	3,208
Cray, Inc. (a)	32,010	197,822
Datalink Corp. (a)	9,248	71,395
Dataram Corp. (a)	3,336	3,936
Dell, Inc. (a)	1,239,235	19,530,344
Diebold, Inc.	54,057	1,630,900
Dot Hill Systems Corp. (a)(d)	82,138	110,065
Electronics for Imaging, Inc. (a)	55,580	822,028
EMC Corp. (a)	1,567,659	36,071,834
Fusion-io, Inc. (d)	9,114	305,228
Hauppauge Digital, Inc. (a)	430	430
Hewlett-Packard Co.	1,541,218	43,077,043
Hutchinson Technology, Inc. (a)(d)	26,208	41,671
iGO, Inc. (a)	68,212	44,338
Imation Corp. (a)	19,750	116,130
Immersion Corp. (a)	33,895	206,082
Intermec, Inc. (a)(d)	37,733	276,960
Interphase Corp. (a)	10,718	48,017
Intevac, Inc. (a)	17,689	132,491
Lexmark International, Inc. Class A	55,043	1,841,739
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)	107,028	1,871,920
NetApp, Inc. (a)	291,496	10,735,798
Novatel Wireless, Inc. (a)(d)	27,517	88,330
OCZ Technology Group, Inc. (a)(d)	25,532	178,469

	Shares	Value
Overland Storage, Inc. (a)	596	$ 1,287
Presstek, Inc. (a)	7,291	3,901
QLogic Corp. (a)	79,628	1,188,050
Quantum Corp. (a)(d)	145,652	391,804
Rimage Corp.	6,017	68,112
SanDisk Corp. (a)	188,217	9,280,980
Scan-Optics, Inc. (a)	300	0
Seagate Technology	321,490	5,497,479
Silicon Graphics International Corp. (a)(d)	32,579	486,079
STEC, Inc. (a)(d)	29,627	270,198
Stratasys, Inc. (a)(d)	19,165	588,749
Super Micro Computer, Inc. (a)(d)	26,807	364,307
Synaptics, Inc. (a)	22,019	714,737
USA Technologies, Inc. (a)(d)	26,460	28,577
Video Display Corp. (a)	2,957	14,105
Western Digital Corp. (a)	170,379	4,952,918
		406,267,703
Electronic Equipment & Components - 0.8%
Advanced Photonix, Inc. Class A (a)	4,544	2,522
Aeroflex Holding Corp.	11,165	107,631
Agilysys, Inc. (a)(d)	29,298	238,193
Amphenol Corp. Class A	126,694	5,743,039
Anixter International, Inc. (a)(d)	19,072	1,171,212
Arrow Electronics, Inc. (a)	83,787	3,063,253
Avnet, Inc. (a)	111,339	3,316,789
AVX Corp.	28,793	372,581
Badger Meter, Inc.	19,338	600,832
Benchmark Electronics, Inc. (a)	50,023	690,818
Brightpoint, Inc. (a)	71,626	715,544
CalAmp Corp. (a)	3,113	12,857
Checkpoint Systems, Inc. (a)	27,013	326,317
Clearfield, Inc. (a)	2,407	14,394
Cognex Corp.	33,219	1,184,922
Coherent, Inc. (a)(d)	20,405	1,036,574
Comverge, Inc. (a)(d)	37,629	51,175
Corning, Inc.	1,206,674	16,012,564
CTS Corp.	18,339	156,065
Daktronics, Inc.	32,196	302,642
Document Security Systems, Inc. (a)	5,625	17,719
Dolby Laboratories, Inc. Class A (a)(d)	41,734	1,373,883
DTS, Inc. (a)(d)	18,857	542,893
Echelon Corp. (a)(d)	32,190	158,375
Electro Rent Corp.	6,482	106,240
Electro Scientific Industries, Inc. (a)	21,640	284,999
Fabrinet (a)	13,062	185,350
FARO Technologies, Inc. (a)(d)	18,648	903,496
FEI Co. (a)(d)	25,720	1,038,059
FLIR Systems, Inc.	123,969	3,329,807
Frequency Electronics, Inc. (a)	430	3,247
Giga-Tronics, Inc. (a)	2,579	4,049
GTSI Corp. (a)	2,043	9,112
I. D. Systems Inc. (a)	6,071	31,751
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Identive Group, Inc. (a)(d)	66,162	$ 128,354
IEC Electronics Corp. (a)	86	473
Ingram Micro, Inc. Class A (a)	145,788	2,625,642
Insight Enterprises, Inc. (a)	26,940	394,402
IPG Photonics Corp. (a)(d)	18,873	723,402
Iteris, Inc. (a)	1,032	1,331
Itron, Inc. (a)	27,473	973,368
Jabil Circuit, Inc.	143,850	2,915,840
KEMET Corp. (a)	23,708	196,302
LeCroy Corp. (a)	12,224	110,627
LightPath Technologies, Inc. Class A (a)	376	369
Littelfuse, Inc.	21,280	994,627
LoJack Corp. (a)	24,621	56,628
LRAD Corp. (a)	39,981	71,166
Maxwell Technologies, Inc. (a)	14,024	237,987
Measurement Specialties, Inc. (a)(d)	15,282	435,995
Mercury Computer Systems, Inc. (a)(d)	23,393	322,589
Mesa Laboratories, Inc.	2,184	89,413
Methode Electronics, Inc. Class A	27,713	246,091
Micronetics, Inc. (a)	977	7,816
Microvision, Inc. (a)(d)	265,119	119,595
MOCON, Inc.	2,209	36,382
Molex, Inc. (d)	108,475	2,705,367
MTS Systems Corp.	16,730	672,211
Multi-Fineline Electronix, Inc. (a)	10,240	214,323
National Instruments Corp.	64,845	1,705,424
NeoPhotonics Corp.	11,524	54,624
NetList, Inc. (a)	67,152	192,726
Newport Corp. (a)	23,268	303,182
OSI Systems, Inc. (a)	17,430	833,328
Park Electrochemical Corp.	16,314	447,656
PC Connection, Inc.	2,310	23,400
PC Mall, Inc. (a)	430	2,460
Planar Systems, Inc. (a)	2,277	4,600
Plexus Corp. (a)	33,577	911,616
Power-One, Inc. (a)(d)	66,414	282,924
Pulse Electronics Corp.	50,135	151,909
RadiSys Corp. (a)	9,220	40,015
Research Frontiers, Inc. (a)	1,719	6,515
Richardson Electronics Ltd.	14,373	177,794
Rofin-Sinar Technologies, Inc. (a)	22,270	535,816
Rogers Corp. (a)	16,870	669,739
Sanmina-SCI Corp. (a)	57,434	486,466
ScanSource, Inc. (a)	19,738	693,001
SYNNEX Corp. (a)(d)	14,971	439,399
TE Connectivity Ltd.	319,992	10,146,946
Tech Data Corp. (a)(d)	31,587	1,555,028
Trimble Navigation Ltd. (a)	88,970	3,832,828
TTM Technologies, Inc. (a)(d)	45,522	501,197
Universal Display Corp. (a)(d)	32,522	1,267,057
Viasystems Group, Inc. (a)	4,710	85,910

	Shares	Value
Vishay Intertechnology, Inc. (a)(d)	124,817	$ 1,234,440
Vishay Precision Group, Inc. (a)	9,596	136,743
Wayside Technology Group, Inc.	1,232	15,006
X-Rite, Inc. (a)(d)	25,574	122,755
Zygo Corp. (a)	9,828	160,491
		84,410,199
Internet Software & Services - 1.8%
Active Network, Inc.	16,913	214,457
Akamai Technologies, Inc. (a)(d)	145,566	4,208,313
Ancestry.com, Inc. (a)(d)	20,613	488,734
AOL, Inc. (a)(d)	77,338	1,109,027
Autobytel, Inc. (a)	5,742	4,307
Bankrate, Inc. (d)	13,840	250,919
Carbonite, Inc. (d)	4,801	58,188
comScore, Inc. (a)(d)	21,331	423,847
Constant Contact, Inc. (a)(d)	22,301	487,946
Cornerstone OnDemand, Inc. (d)	7,165	115,500
Crexendo, Inc.	6,585	19,755
DealerTrack Holdings, Inc. (a)	34,664	897,798
Demand Media, Inc.	24,152	171,238
Dice Holdings, Inc. (a)	35,391	274,988
Digital River, Inc. (a)(d)	26,434	422,680
EarthLink, Inc.	80,611	507,849
EasyLink Services International Corp. (a)	13,300	56,525
eBay, Inc. (a)	846,880	25,059,179
eGain Communications Corp. (a)	8,558	45,357
Equinix, Inc. (a)(d)	33,115	3,312,162
FriendFinder Networks, Inc. (a)	17,170	16,126
Google, Inc. Class A (a)	185,132	110,966,269
IAC/InterActiveCorp	59,783	2,503,712
InfoSpace, Inc. (a)	32,776	315,961
Internap Network Services Corp. (a)(d)	34,998	181,640
IntraLinks Holdings, Inc. (a)	36,458	192,134
iPass, Inc.	22,438	32,759
j2 Global Communications, Inc.	31,633	857,571
Keynote Systems, Inc.	17,976	329,500
KIT Digital, Inc. (a)	29,076	259,358
Limelight Networks, Inc. (a)(d)	33,081	101,889
LinkedIn Corp. (a)(d)	12,270	808,961
Liquidity Services, Inc. (a)(d)	21,953	747,719
LivePerson, Inc. (a)(d)	29,989	377,262
Local.com Corp. (a)(d)	17,671	39,936
LogMeIn, Inc. (a)(d)	22,955	987,295
LoopNet, Inc. (a)	32,780	591,679
Marchex, Inc. Class B	28,685	198,213
ModusLink Global Solutions, Inc.	31,030	134,981
Monster Worldwide, Inc. (a)	88,068	643,777
Move, Inc. (a)	35,516	230,854
NIC, Inc.	64,465	838,045
Onstream Media Corp. (a)	29	16
OpenTable, Inc. (a)(d)	14,524	513,714
Openwave Systems, Inc. (a)(d)	76,683	125,760
Perficient, Inc. (a)	14,607	125,620
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
quepasa.com, Inc. (a)	18,724	$ 76,768
QuinStreet, Inc. (a)	17,620	163,161
Rackspace Hosting, Inc. (a)	84,736	3,675,848
RealNetworks, Inc.	22,443	170,342
Responsys, Inc.	13,609	113,499
RightNow Technologies, Inc. (a)(d)	20,783	892,006
Saba Software, Inc. (a)	20,826	140,576
SciQuest, Inc. (a)	7,578	110,639
Selectica, Inc. (a)	552	1,855
SPS Commerce, Inc. (a)	5,106	119,736
Stamps.com, Inc. (d)	4,671	127,845
Support.com, Inc. (a)	101,132	207,321
TechTarget, Inc. (a)	1,217	6,572
TheStreet.com, Inc.	3,696	6,394
Travelzoo, Inc. (a)(d)	5,383	150,670
United Online, Inc. (d)	71,982	380,065
ValueClick, Inc. (a)(d)	56,521	873,815
VeriSign, Inc. (d)	127,363	4,276,850
VistaPrint Ltd. (a)(d)	28,654	937,272
Vocus, Inc. (a)(d)	23,379	496,102
Web.com, Inc. (a)	17,847	184,003
WebMD Health Corp. (a)	42,405	1,535,909
WebMediaBrands, Inc. (a)	1,032	516
XO Group, Inc. (a)(d)	22,964	169,245
Yahoo!, Inc. (a)	920,241	14,456,986
Zillow, Inc. (a)(d)	2,697	60,386
Zix Corp. (a)	43,773	120,813
		189,704,714
IT Services - 3.6%
Accenture PLC Class A	519,189	30,076,619
Acxiom Corp. (a)	51,244	637,475
Alliance Data Systems Corp. (a)(d)	43,310	4,435,377
Automatic Data Processing, Inc.	367,508	18,775,984
Booz Allen Hamilton Holding Corp. Class A	8,727	121,916
Broadridge Financial Solutions, Inc.	83,683	1,888,725
CACI International, Inc. Class A (a)(d)	19,846	1,118,917
Cardtronics, Inc. (a)	30,050	816,759
Cass Information Systems, Inc.	757	29,303
Ciber, Inc. (a)	53,912	223,196
Cognizant Technology Solutions Corp. Class A (a)	227,920	15,350,412
Computer Sciences Corp.	114,129	2,788,171
Convergys Corp. (a)(d)	80,658	1,042,101
CoreLogic, Inc. (a)	76,798	1,019,877
CSG Systems International, Inc. (a)(d)	26,552	402,794
CSP, Inc. (a)	3,696	12,936
DST Systems, Inc.	24,905	1,183,735
Dynamics Research Corp. (a)(d)	2,443	23,819

	Shares	Value
Echo Global Logistics, Inc. (a)(d)	7,746	$ 121,767
Edgewater Technology, Inc. (a)	2,875	8,366
Euronet Worldwide, Inc. (a)(d)	36,875	663,750
ExlService Holdings, Inc. (a)(d)	13,702	364,473
Fidelity National Information Services, Inc.	216,086	5,205,512
Fiserv, Inc. (a)	108,045	6,229,875
FleetCor Technologies, Inc.	19,078	541,815
Forrester Research, Inc. (d)	10,441	337,975
Gartner, Inc. Class A (a)	61,997	2,345,347
Genpact Ltd. (a)	69,465	1,081,570
Global Cash Access Holdings, Inc. (a)(d)	58,402	262,809
Global Payments, Inc.	55,999	2,476,836
Hackett Group, Inc. (a)	5,515	20,847
Heartland Payment Systems, Inc.	30,852	695,713
iGate Corp. (d)	16,584	257,384
Innodata Isogen, Inc. (a)	9,444	33,526
International Business Machines Corp.	898,059	168,835,092
INX, Inc. (a)	4,885	42,158
Jack Henry & Associates, Inc.	64,694	2,148,488
Lender Processing Services, Inc.	62,754	1,189,816
Lionbridge Technologies, Inc. (a)	34,685	77,348
ManTech International Corp. Class A	23,021	778,110
Mastech Holdings, Inc. (a)	299	1,151
MasterCard, Inc. Class A	76,749	28,746,338
Mattersight Corp. (a)	4,307	20,114
Maximus, Inc.	30,123	1,253,117
MoneyGram International, Inc. (a)	15,217	261,276
NCI, Inc. Class A (a)(d)	12,261	148,358
NeuStar, Inc. Class A (a)(d)	50,185	1,693,242
Online Resources Corp. (a)	26,280	69,642
Paychex, Inc.	241,460	7,028,901
PFSweb, Inc. (a)	1,815	5,990
PRG-Schultz International, Inc. (a)	5,640	33,953
SAIC, Inc. (a)(d)	269,845	3,251,632
Sapient Corp. (d)	97,843	1,201,512
ServiceSource International, Inc.	26,438	352,683
StarTek, Inc. (a)	1,950	4,466
Storage Engine, Inc. (a)	434	0
Stream Global Services, Inc. (a)(d)	29,228	90,315
Syntel, Inc.	16,557	792,087
Teletech Holdings, Inc. (a)(d)	19,293	339,750
Teradata Corp. (a)	124,308	6,741,223
The Management Network Group, Inc. (a)	206	412
The Western Union Co.	464,725	8,104,804
TNS, Inc. (a)	26,351	514,635
Total System Services, Inc.	134,222	2,689,809
TSR, Inc. (a)	43	172
Unisys Corp. (a)	35,389	854,644
VeriFone Systems, Inc. (a)(d)	72,604	3,183,685
Virtusa Corp. (a)	949	14,937
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Visa, Inc. Class A	366,300	$ 35,520,111
Wright Express Corp. (a)(d)	24,722	1,297,411
		377,883,063
Office Electronics - 0.1%
Xerox Corp.	1,042,332	8,495,006
Zebra Technologies Corp. Class A (a)	39,540	1,496,984
		9,991,990
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Analogic Technologies, Inc. (a)(d)	24,905	143,079
Advanced Energy Industries, Inc. (a)	31,081	310,188
Advanced Micro Devices, Inc. (a)(d)	415,677	2,365,202
AEHR Test Systems (a)	3,126	2,126
Aetrium, Inc. (a)	2,064	1,858
Altera Corp.	240,084	9,043,964
Amkor Technology, Inc. (a)(d)	114,967	510,453
Amtech Systems, Inc. (a)(d)	12,381	112,419
ANADIGICS, Inc. (a)(d)	39,656	89,226
Analog Devices, Inc.	223,472	7,790,234
Applied Materials, Inc.	988,999	10,661,409
Applied Micro Circuits Corp. (a)(d)	73,605	549,093
Atmel Corp. (a)	322,880	2,863,946
ATMI, Inc. (a)(d)	23,384	484,049
Axcelis Technologies, Inc. (a)	75,586	95,994
AXT, Inc. (a)	22,615	95,209
Broadcom Corp. Class A	348,514	10,575,657
Brooks Automation, Inc.	46,495	443,562
BTU International, Inc. (a)	4,067	12,242
Cabot Microelectronics Corp. (a)(d)	23,133	961,639
Cavium, Inc. (a)(d)	36,402	1,188,161
Ceva, Inc. (a)(d)	13,694	394,524
Cirrus Logic, Inc. (a)(d)	43,561	709,609
Cohu, Inc.	18,095	183,121
Cree, Inc. (a)(d)	80,092	1,992,689
CVD Equipment Corp. (a)	3,303	50,734
Cymer, Inc. (a)	24,391	1,090,766
Cypress Semiconductor Corp. (d)	121,953	2,325,644
Diodes, Inc. (a)(d)	26,894	551,327
DSP Group, Inc. (a)	25,060	147,353
Energy Conversion Devices, Inc. (a)(d)	48,153	15,890
Entegris, Inc. (a)	103,421	871,839
Entropic Communications, Inc. (a)(d)	53,522	266,540
Exar Corp. (a)	27,190	171,297
Fairchild Semiconductor International, Inc. (a)	99,102	1,283,371
First Solar, Inc. (a)(d)	46,715	2,235,780
FormFactor, Inc. (a)	37,840	224,013
FSI International, Inc. (a)(d)	26,930	70,018
GT Advanced Technologies, Inc. (a)(d)	83,411	643,933
Hittite Microwave Corp. (a)	16,714	909,409
Ikanos Communications, Inc. (a)	35,040	29,539

	Shares	Value
Inphi Corp.	9,279	$ 100,120
Integrated Device Technology, Inc. (a)	100,471	582,732
Integrated Silicon Solution, Inc. (a)(d)	27,085	252,703
Intel Corp.	3,903,730	97,241,914
International Rectifier Corp. (a)	48,314	1,016,043
Intersil Corp. Class A	86,894	923,683
Intest Corp. (a)	2,175	4,981
IXYS Corp. (a)	37,153	428,746
KLA-Tencor Corp.	124,868	5,756,415
Kopin Corp. (a)(d)	42,598	149,945
Kulicke & Soffa Industries, Inc. (a)(d)	54,346	494,549
Lam Research Corp. (a)(d)	90,374	3,684,548
Lattice Semiconductor Corp. (a)	136,230	938,625
Linear Technology Corp.	153,335	4,696,651
LSI Corp. (a)	428,278	2,406,922
LTX-Credence Corp. (a)	48,731	296,772
Marvell Technology Group Ltd. (a)	376,350	5,314,062
Mattson Technology, Inc. (a)(d)	39,367	46,453
Maxim Integrated Products, Inc.	221,144	5,672,344
MaxLinear, Inc. Class A (a)	10,522	50,716
MEMC Electronic Materials, Inc. (a)(d)	165,759	691,215
Micrel, Inc.	33,398	347,339
Microchip Technology, Inc. (d)	139,728	4,877,904
Micron Technology, Inc. (a)(d)	662,504	3,968,399
Microsemi Corp. (a)	55,144	979,357
Mindspeed Technologies, Inc. (a)(d)	20,470	105,421
MIPS Technologies, Inc. (a)(d)	41,504	199,219
MKS Instruments, Inc.	35,074	942,088
Monolithic Power Systems, Inc. (a)	35,284	424,819
MoSys, Inc. (a)(d)	9,566	29,942
Nanometrics, Inc. (a)(d)	28,664	472,096
Netlogic Microsystems, Inc. (a)	49,609	2,451,677
Novellus Systems, Inc. (a)(d)	58,423	2,022,604
NVE Corp. (a)(d)	6,043	353,999
NVIDIA Corp. (a)	439,391	6,867,681
Omnivision Technologies, Inc. (a)	44,394	479,011
ON Semiconductor Corp. (a)	400,227	3,013,709
PDF Solutions, Inc. (a)	4,311	26,944
Pericom Semiconductor Corp. (a)	17,514	136,434
Photronics, Inc. (a)(d)	74,723	432,646
Pixelworks, Inc. (a)	11,868	23,143
PLX Technology, Inc. (a)(d)	29,807	92,104
PMC-Sierra, Inc. (a)	145,753	814,759
Power Integrations, Inc.	28,590	1,004,939
QuickLogic Corp. (a)(d)	26,338	60,051
Rambus, Inc. (a)	74,493	594,454
Ramtron International Corp. (a)	22,353	42,918
RF Micro Devices, Inc. (a)(d)	186,011	1,158,849
Rubicon Technology, Inc. (a)(d)	18,271	173,392
Rudolph Technologies, Inc. (a)	17,933	140,953
Semtech Corp. (a)	40,860	947,952
Sevcon, Inc. (a)	2,156	10,802
Sigma Designs, Inc. (a)(d)	22,818	159,041
Silicon Image, Inc. (a)	84,424	414,522
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Silicon Laboratories, Inc. (a)(d)	28,361	$ 1,225,762
Skyworks Solutions, Inc. (a)	135,207	2,205,226
Spansion, Inc. Class A (a)	20,637	180,367
Standard Microsystems Corp. (a)	24,875	622,621
STR Holdings, Inc. (a)(d)	37,233	341,054
SunPower Corp. (a)	29,517	230,823
Supertex, Inc. (a)	19,548	361,833
Teradyne, Inc. (a)(d)	175,864	2,367,129
Tessera Technologies, Inc. (a)	32,539	564,552
Texas Instruments, Inc.	882,816	26,572,762
TranSwitch Corp. (a)	16,133	43,398
Trident Microsystems, Inc. (a)	22,134	5,644
Trio-Tech International (a)	3,696	8,353
TriQuint Semiconductor, Inc. (a)(d)	138,618	605,761
Ultra Clean Holdings, Inc. (a)(d)	12,895	72,857
Ultratech, Inc. (a)	31,408	728,666
Veeco Instruments, Inc. (a)(d)	36,173	900,346
Volterra Semiconductor Corp. (a)(d)	28,138	689,381
Xilinx, Inc.	194,966	6,377,338
		271,090,286
Software - 3.8%
Accelrys, Inc. (a)	29,972	213,700
ACI Worldwide, Inc. (a)	31,041	933,713
Activision Blizzard, Inc.	335,744	4,169,940
Actuate Corp. (a)	42,170	278,322
Adobe Systems, Inc. (a)(d)	371,234	10,179,236
Advent Software, Inc. (a)(d)	32,795	885,465
American Software, Inc. Class A	3,798	32,055
ANSYS, Inc. (a)	71,510	4,431,475
Ariba, Inc. (a)	71,414	2,167,415
Aspen Technology, Inc. (a)	60,206	1,074,677
Authentidate Holding Corp. (a)	1,633	1,290
Autodesk, Inc. (a)	167,819	5,717,593
Bitstream, Inc. Class A (a)	5,202	28,351
Blackbaud, Inc.	29,219	859,331
BMC Software, Inc. (a)	128,915	4,597,109
Bottomline Technologies, Inc. (a)(d)	22,709	510,953
BroadSoft, Inc. (a)(d)	20,047	703,249
BSQUARE Corp. (a)	7,582	32,906
CA, Inc.	305,812	6,483,214
Cadence Design Systems, Inc. (a)(d)	209,415	2,291,000
Callidus Software, Inc. (a)	12,639	64,712
Citrix Systems, Inc. (a)	138,334	9,875,664
CommVault Systems, Inc. (a)	36,151	1,794,174
Compuware Corp. (a)	143,132	1,182,270
Concur Technologies, Inc. (a)(d)	30,812	1,455,251
Convio, Inc. (a)	5,835	59,867
Datawatch Corp. (a)	1,950	10,608
DemandTec, Inc. (a)	6,794	51,634
Digimarc Corp. (a)	1,836	47,718
Ebix, Inc. (d)	31,393	674,950

	Shares	Value
Electronic Arts, Inc. (a)	244,358	$ 5,666,662
Ellie Mae, Inc.	10,964	58,109
EPIQ Systems, Inc.	38,746	523,071
FactSet Research Systems, Inc.	29,192	2,721,570
Fair Isaac Corp. (d)	37,437	1,361,584
FalconStor Software, Inc. (a)	21,866	62,099
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	82,869	1,988,027
Glu Mobile, Inc. (a)(d)	27,012	83,467
GSE Systems, Inc. (a)	388	768
Imperva, Inc.	3,643	101,530
Informatica Corp. (a)(d)	75,194	3,380,346
Interactive Intelligence Group, Inc. (a)	8,029	179,047
Intuit, Inc.	203,495	10,834,074
JDA Software Group, Inc. (a)(d)	38,809	1,223,260
Kenexa Corp. (a)(d)	15,879	396,975
Magma Design Automation, Inc. (a)	34,590	197,855
Majesco Entertainment Co. (a)	19,952	55,467
Manhattan Associates, Inc. (a)	20,570	928,530
Mentor Graphics Corp. (a)	80,500	1,025,570
MICROS Systems, Inc. (a)	54,798	2,584,822
Microsoft Corp.	5,562,734	142,294,736
MicroStrategy, Inc. Class A (a)	7,880	970,264
Mitek Systems, Inc. (a)(d)	15,896	116,518
Monotype Imaging Holdings, Inc. (a)	8,618	127,805
Motricity, Inc. (a)(d)	42,402	57,667
NetScout Systems, Inc. (a)(d)	22,090	390,330
NetSol Technologies, Inc. (a)	22,938	10,324
NetSuite, Inc. (a)(d)	19,234	779,746
Nuance Communications, Inc. (a)(d)	192,694	4,736,419
Opnet Technologies, Inc.	6,311	225,113
Oracle Corp.	2,931,715	91,909,265
Parametric Technology Corp. (a)	77,999	1,624,719
Peerless Systems Corp. (a)	172	602
Pegasystems, Inc. (d)	16,328	471,553
Pervasive Software, Inc. (a)	4,203	26,227
Progress Software Corp. (a)(d)	47,192	961,301
PROS Holdings, Inc. (a)	12,895	206,449
QAD, Inc. Class B	4,298	47,321
QLIK Technologies, Inc. (a)	51,083	1,398,142
Quest Software, Inc. (a)	39,589	715,373
RealD, Inc. (a)	35,760	342,581
RealPage, Inc. (a)	20,932	523,928
Red Hat, Inc. (a)	155,046	7,764,704
Rosetta Stone, Inc. (a)(d)	8,315	57,623
Rovi Corp. (a)	86,281	2,394,298
S1 Corp. (a)	47,810	465,669
salesforce.com, Inc. (a)(d)	94,526	11,193,769
SeaChange International, Inc. (a)	17,668	141,521
Smith Micro Software, Inc. (a)(d)	20,978	21,607
SolarWinds, Inc. (a)	34,059	1,116,795
Solera Holdings, Inc.	55,386	2,620,866
Sonic Foundry, Inc. (a)	155	1,124
Sourcefire, Inc. (a)(d)	26,600	880,992
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SRS Labs, Inc. (a)(d)	6,521	$ 42,060
SS&C Technologies Holdings, Inc. (a)	11,150	178,958
SuccessFactors, Inc. (a)(d)	64,835	1,659,776
Symantec Corp. (a)	559,323	9,144,931
Synchronoss Technologies, Inc. (a)(d)	29,419	879,334
Synopsys, Inc. (a)	103,557	2,896,489
Take-Two Interactive Software, Inc. (a)(d)	62,163	867,174
Taleo Corp. Class A (a)(d)	24,860	805,215
Tangoe, Inc. (a)	14,133	191,926
TeleCommunication Systems, Inc. Class A (a)	49,377	132,824
TeleNav, Inc. (a)	12,035	98,928
THQ, Inc. (a)(d)	76,823	130,599
TIBCO Software, Inc. (a)(d)	129,577	3,550,410
TiVo, Inc. (a)	77,157	762,311
Tyler Technologies, Inc. (a)(d)	30,080	964,064
Ultimate Software Group, Inc. (a)(d)	16,270	1,079,026
Vasco Data Security International, Inc. (a)	30,246	254,974
Verint Systems, Inc. (a)	23,323	659,808
Versant Corp. (a)	275	3,025
VirnetX Holding Corp. (a)(d)	37,796	749,873
VMware, Inc. Class A (a)	47,053	4,549,084
Wave Systems Corp. Class A (a)(d)	52,444	117,999
Websense, Inc. (a)(d)	31,243	565,811
		399,060,625
TOTAL INFORMATION TECHNOLOGY		1,956,258,971
MATERIALS - 4.1%
Chemicals - 2.3%
A. Schulman, Inc.	28,352	586,036
ADA-ES, Inc. (a)(d)	7,109	145,948
Air Products & Chemicals, Inc.	148,468	12,434,195
Airgas, Inc.	48,806	3,755,622
Albemarle Corp.	65,910	3,594,072
American Pacific Corp. (a)	688	5,566
American Vanguard Corp.	23,997	306,202
Ashland, Inc.	50,811	2,826,108
Balchem Corp. (d)	26,952	1,118,508
Cabot Corp.	40,950	1,358,721
Calgon Carbon Corp. (a)(d)	39,267	584,293
Celanese Corp. Class A	129,149	6,004,137
CF Industries Holdings, Inc.	52,864	7,390,387
Chase Corp.	859	10,677
Chemtura Corp. (a)	73,070	851,266
Core Molding Technologies, Inc. (a)	5,919	48,654
Cytec Industries, Inc.	33,844	1,596,083
Dow Chemical Co.	874,375	24,228,931
E.I. du Pont de Nemours & Co.	709,852	33,874,137
Eastman Chemical Co.	95,126	3,768,892

	Shares	Value
Ecolab, Inc. (d)	174,535	$ 9,951,986
Ferro Corp. (a)	55,113	320,207
Flotek Industries, Inc. (a)(d)	54,967	500,749
FMC Corp.	52,758	4,427,451
FutureFuel Corp.	9,540	120,681
Georgia Gulf Corp. (a)	23,211	445,883
H.B. Fuller Co. (d)	31,918	736,029
Hawkins, Inc. (d)	5,329	210,549
Huntsman Corp.	138,273	1,511,324
Innophos Holdings, Inc.	16,934	834,000
International Flavors & Fragrances, Inc.	55,072	2,988,207
Intrepid Potash, Inc. (a)	39,192	907,687
KMG Chemicals, Inc. (d)	10,303	161,242
Koppers Holdings, Inc.	22,254	735,050
Kraton Performance Polymers, Inc. (a)	19,082	401,104
Kronos Worldwide, Inc.	11,327	220,990
Landec Corp. (a)	25,874	153,950
LSB Industries, Inc. (a)(d)	18,952	592,629
LyondellBasell Industries NV Class A	256,243	8,371,459
Material Sciences Corp. (a)	4,565	37,433
Minerals Technologies, Inc.	17,066	989,828
Monsanto Co.	397,838	29,221,201
Nalco Holding Co.	98,009	3,797,849
Nanophase Technologies Corp. (a)	3,795	1,727
NewMarket Corp.	7,381	1,460,626
Olin Corp.	49,032	931,608
OM Group, Inc. (a)	23,696	539,084
OMNOVA Solutions, Inc. (a)(d)	32,261	140,335
Penford Corp. (a)	6,469	32,539
PolyOne Corp.	70,747	761,238
PPG Industries, Inc.	124,535	10,927,946
Praxair, Inc.	225,052	22,955,304
Quaker Chemical Corp.	14,473	563,144
Rockwood Holdings, Inc. (a)	48,879	2,178,048
RPM International, Inc.	89,250	2,106,300
Senomyx, Inc. (a)(d)	18,447	71,205
Sensient Technologies Corp.	42,506	1,605,452
Sherwin-Williams Co.	68,514	5,949,071
Sigma Aldrich Corp.	80,148	5,194,392
Solutia, Inc. (a)	84,257	1,341,371
Spartech Corp. (a)	19,316	82,286
Stepan Co.	8,487	689,484
The Mosaic Co.	215,661	11,378,274
The Scotts Miracle-Gro Co. Class A (d)	29,091	1,282,622
TPC Group, Inc. (a)	11,175	268,200
Valhi, Inc.	4,002	250,125
Valspar Corp. (d)	58,923	2,173,080
W.R. Grace & Co. (a)	42,483	1,770,267
Westlake Chemical Corp.	12,747	535,374
Zep, Inc.	16,526	232,851
Zoltek Companies, Inc. (a)(d)	40,249	330,444
		247,878,320
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.1%
Eagle Materials, Inc. (d)	36,470	$ 844,281
Headwaters, Inc. (a)	93,443	239,214
Martin Marietta Materials, Inc.	31,259	2,446,329
Texas Industries, Inc. (d)	15,567	394,312
U.S. Concrete, Inc. (a)	13,793	37,793
Vulcan Materials Co. (d)	104,519	3,390,596
		7,352,525
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	6,511	158,543
Aptargroup, Inc.	41,303	2,097,779
Ball Corp.	122,985	4,318,003
Bemis Co., Inc.	76,541	2,257,194
Boise, Inc. (d)	76,868	458,902
Crown Holdings, Inc. (a)	110,291	3,563,502
Graphic Packaging Holding Co. (a)	145,268	643,537
Greif, Inc. Class A	25,812	1,203,355
MOD-PAC Corp. (sub. vtg.) (a)	989	5,776
Myers Industries, Inc.	17,337	212,552
Owens-Illinois, Inc. (a)	117,049	2,285,967
Packaging Corp. of America	68,182	1,773,414
Rock-Tenn Co. Class A	50,406	2,936,150
Sealed Air Corp.	141,755	2,497,723
Silgan Holdings, Inc.	35,329	1,375,711
Sonoco Products Co.	69,472	2,256,451
Temple-Inland, Inc.	76,789	2,444,194
		30,488,753
Metals & Mining - 1.2%
A.M. Castle & Co. (a)(d)	15,455	210,188
AK Steel Holding Corp. (d)	96,796	818,894
Alcoa, Inc.	786,886	7,884,598
Allegheny Technologies, Inc. (d)	76,003	3,816,871
Allied Nevada Gold Corp. (a)(d)	57,752	2,072,719
Amcol International Corp.	18,664	618,338
Carpenter Technology Corp.	29,304	1,586,519
Century Aluminum Co. (a)(d)	49,996	481,461
Cliffs Natural Resources, Inc.	108,486	7,356,436
Coeur d'Alene Mines Corp. (a)	71,620	2,096,317
Commercial Metals Co.	75,974	1,062,117
Compass Minerals International, Inc.	21,359	1,637,167
Freeport-McMoRan Copper & Gold, Inc.	701,520	27,780,192
General Moly, Inc. (a)(d)	49,482	165,765
Globe Specialty Metals, Inc.	34,386	513,383
Golden Minerals Co. (a)(d)	22,525	154,972
Handy & Harman Ltd. (a)	4,348	48,350
Haynes International, Inc.	8,639	517,994
Hecla Mining Co.	225,388	1,395,152
Horsehead Holding Corp. (a)	39,520	367,141
Kaiser Aluminum Corp.	16,273	758,322
Materion Corp. (a)	22,336	549,242

	Shares	Value
Metals USA Holdings Corp. (a)	10,388	$ 116,969
Mines Management, Inc. (a)(d)	12,500	30,125
Molycorp, Inc. (a)(d)	46,127	1,561,399
Newmont Mining Corp.	361,168	24,877,252
Noranda Aluminium Holding Corp.	34,612	284,511
Nucor Corp.	214,636	8,463,097
Olympic Steel, Inc.	9,587	227,595
Reliance Steel & Aluminum Co.	58,834	2,889,338
Royal Gold, Inc.	42,217	3,438,575
RTI International Metals, Inc. (a)(d)	27,976	763,745
Schnitzer Steel Inds, Inc. Class A	15,316	710,509
Silver Bull Resources, Inc. (a)(d)	34,716	18,920
Southern Copper Corp.	127,917	3,982,056
Steel Dynamics, Inc. (d)	152,843	2,014,471
Stillwater Mining Co. (a)(d)	84,322	919,953
SunCoke Energy, Inc. (a)	9,157	105,672
Synalloy Corp.	602	6,321
Titanium Metals Corp.	95,888	1,493,935
United States Steel Corp. (d)	104,182	2,844,169
Universal Stainless & Alloy Products, Inc. (a)(d)	4,997	188,987
US Energy Corp. (a)	13,579	36,799
US Gold Corp. (a)(d)	105,111	436,211
Vista Gold Corp. (a)(d)	24,593	88,781
Walter Energy, Inc.	47,766	3,424,822
Worthington Industries, Inc.	42,754	752,043
		121,568,393
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. (a)(d)	52,692	791,961
Buckeye Technologies, Inc.	26,684	826,670
Clearwater Paper Corp. (a)	17,308	609,069
Deltic Timber Corp.	13,533	866,789
Domtar Corp.	31,471	2,471,418
Glatfelter	36,975	536,138
International Paper Co.	313,820	8,912,488
Kapstone Paper & Packaging Corp. (a)	27,514	456,182
Louisiana-Pacific Corp. (a)(d)	82,341	657,081
MeadWestvaco Corp.	133,035	3,971,095
Neenah Paper, Inc. (d)	13,754	257,337
Schweitzer-Mauduit International, Inc.	12,453	886,903
Verso Paper Corp. (a)	16,407	18,868
Wausau-Mosinee Paper Corp.	43,988	339,587
		21,601,586
TOTAL MATERIALS		428,889,577
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.3%
8x8, Inc. (a)(d)	54,427	200,291
AboveNet, Inc. (d)	19,425	1,160,450
Alaska Communication Systems Group, Inc. (d)	60,150	321,803
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	4,471,462	129,582,969
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Atlantic Tele-Network, Inc.	13,249	$ 548,509
Boingo Wireless, Inc.	15,589	132,507
Cbeyond, Inc. (a)	34,447	255,252
CenturyLink, Inc.	458,152	17,189,863
Cincinnati Bell, Inc. New (a)(d)	146,179	429,766
Cogent Communications Group, Inc. (a)	45,760	778,378
Consolidated Communications Holdings, Inc.	37,636	695,137
FairPoint Communications, Inc. (a)(d)	39,538	187,806
Frontier Communications Corp.	722,760	4,134,187
General Communications, Inc. Class A (a)	33,964	346,093
Globalstar, Inc. (a)(d)	95,723	42,022
Hawaiian Telcom Holdco, Inc. (a)	7,614	114,210
HickoryTech Corp.	464	5,016
IDT Corp. Class B (d)	35,097	456,261
Iridium Communications, Inc. (a)(d)	61,404	436,582
Level 3 Communications, Inc. (a)	109,658	2,260,051
Lumos Networks Corp.	10,948	160,169
Neutral Tandem, Inc. (a)	28,172	304,539
PAETEC Holding Corp. (a)(d)	89,541	480,835
Premiere Global Services, Inc. (a)	35,049	289,855
Primus Telecommunications Group, Inc. (a)	8,144	99,520
SureWest Communications	15,725	180,680
Towerstream Corp. (a)(d)	34,148	70,686
tw telecom, inc. (a)(d)	105,403	1,980,522
Verizon Communications, Inc.	2,092,197	78,938,593
Vonage Holdings Corp. (a)	108,539	280,031
Windstream Corp.	354,551	4,169,520
		246,232,103
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A	293,790	17,333,610
Clearwire Corp. Class A (a)(d)	80,520	143,326
Crown Castle International Corp. (a)	182,572	7,726,447
FiberTower Corp. (a)(d)	22,921	5,964
Leap Wireless International, Inc. (a)(d)	49,704	450,815
MetroPCS Communications, Inc. (a)	211,489	1,772,278
NII Holdings, Inc. (a)	121,059	2,785,568
NTELOS Holdings Corp.	10,948	231,112
SBA Communications Corp. Class A (a)(d)	91,252	3,731,294
Shenandoah Telecommunications Co.	17,319	191,202
Sprint Nextel Corp. (a)	2,184,794	5,898,944
Telephone & Data Systems, Inc.	61,954	1,672,138
U.S. Cellular Corp. (a)	14,322	626,158
USA Mobility, Inc.	28,203	395,406
		42,964,262
TOTAL TELECOMMUNICATION SERVICES		289,196,365

	Shares	Value
UTILITIES - 3.7%
Electric Utilities - 1.8%
Allete, Inc.	33,215	$ 1,323,618
American Electric Power Co., Inc.	358,450	14,223,296
Central Vermont Public Service Corp.	14,613	514,231
Cleco Corp. (d)	54,483	1,969,016
Duke Energy Corp.	1,013,597	21,133,497
Edison International	220,554	8,669,978
El Paso Electric Co.	44,691	1,542,733
Empire District Electric Co. (d)	52,048	1,095,610
Entergy Corp.	140,084	9,856,310
Exelon Corp.	506,423	22,439,603
FirstEnergy Corp.	323,239	14,374,438
Great Plains Energy, Inc.	90,641	1,907,087
Hawaiian Electric Industries, Inc.	59,258	1,535,375
IDACORP, Inc. (d)	31,627	1,296,391
ITC Holdings Corp.	40,423	2,988,068
MGE Energy, Inc.	22,576	1,010,050
NextEra Energy, Inc.	312,575	17,329,158
Northeast Utilities	120,335	4,164,794
NV Energy, Inc.	181,962	2,791,297
Otter Tail Corp.	32,419	702,844
Pepco Holdings, Inc.	152,297	3,012,435
Pinnacle West Capital Corp. (d)	75,500	3,579,455
PNM Resources, Inc. (d)	67,114	1,282,549
Portland General Electric Co.	65,957	1,652,223
PPL Corp.	433,013	12,999,050
Progress Energy, Inc.	217,890	11,848,858
Southern Co.	634,083	27,842,585
UIL Holdings Corp.	31,663	1,103,139
Unisource Energy Corp. (d)	32,111	1,184,254
Unitil Corp.	19,695	546,142
Westar Energy, Inc.	67,633	1,868,023
		197,786,107
Gas Utilities - 0.3%
AGL Resources, Inc.	51,177	2,110,028
Atmos Energy Corp.	58,456	1,999,780
Chesapeake Utilities Corp.	10,363	445,505
Delta Natural Gas Co., Inc.	1,539	51,387
Laclede Group, Inc.	27,494	1,103,334
National Fuel Gas Co. (d)	56,086	3,250,184
New Jersey Resources Corp.	30,189	1,428,242
Nicor, Inc.	29,228	1,640,275
Northwest Natural Gas Co.	34,699	1,632,935
ONEOK, Inc. (d)	74,210	6,171,304
Piedmont Natural Gas Co., Inc.	66,004	2,176,152
Questar Corp.	117,296	2,263,813
South Jersey Industries, Inc.	25,563	1,436,129
Southwest Gas Corp.	38,877	1,571,797
UGI Corp.	74,362	2,227,886
WGL Holdings, Inc. (d)	34,007	1,457,880
		30,966,631
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
Black Hills Corp.	38,823	$ 1,271,453
Calpine Corp. (a)	260,087	3,911,708
Constellation Energy Group, Inc.	131,149	5,266,944
Dynegy, Inc. (a)	77,498	228,619
Genie Energy Ltd. Class B (a)	11,430	82,639
GenOn Energy, Inc. (a)	518,756	1,411,016
NRG Energy, Inc. (a)	186,205	3,664,514
Ormat Technologies, Inc.	25,950	492,531
Tegal Corp. (a)	87	201
The AES Corp. (a)	580,872	7,016,934
		23,346,559
Multi-Utilities - 1.3%
Alliant Energy Corp.	75,902	3,203,823
Ameren Corp.	173,281	5,858,631
Avista Corp.	45,614	1,140,350
CenterPoint Energy, Inc.	313,357	6,235,804
CH Energy Group, Inc. (d)	17,708	997,846
CMS Energy Corp.	165,281	3,457,679
Consolidated Edison, Inc.	216,981	12,893,011
Dominion Resources, Inc.	421,042	21,734,188
DTE Energy Co.	122,893	6,470,316
Integrys Energy Group, Inc.	52,215	2,688,550
MDU Resources Group, Inc.	137,182	2,945,298
NiSource, Inc. (d)	196,680	4,505,939
NorthWestern Energy Corp.	42,329	1,476,436
NSTAR	83,673	3,806,285
OGE Energy Corp.	65,274	3,456,911
PG&E Corp.	297,646	11,560,571
Public Service Enterprise Group, Inc.	378,697	12,474,279
SCANA Corp.	80,400	3,507,048
Sempra Energy	165,797	8,818,742
TECO Energy, Inc.	129,223	2,426,808
Vectren Corp.	52,568	1,529,729
Wisconsin Energy Corp.	168,378	5,586,782
Xcel Energy, Inc.	362,166	9,521,344
		136,296,370
Water Utilities - 0.1%
American States Water Co.	24,187	853,317
American Water Works Co., Inc.	135,341	4,205,045
Aqua America, Inc.	94,472	2,068,937
Artesian Resources Corp. Class A	5,470	101,195
California Water Service Group	51,749	953,734
Connecticut Water Service, Inc.	1,945	56,405
Middlesex Water Co.	5,464	101,084
Pennichuck Corp.	723	20,873

	Shares	Value
SJW Corp.	10,920	$ 269,615
York Water Co.	4,047	72,563
		8,702,768
TOTAL UTILITIES		397,098,435
TOTAL COMMON STOCKS (Cost $9,852,559,546)		10,407,272,858
Nonconvertible Bonds - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 0% 12/31/15 (Cost $22,635)	$ 22,600	15,012
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.06% 12/15/11 to 5/3/12 (e) (Cost $19,998,578)	20,000,000	19,999,271
Money Market Funds - 8.1%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	106,094,306	106,094,306
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	744,052,873	744,052,873
TOTAL MONEY MARKET FUNDS (Cost $850,147,179)		850,147,179
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $10,722,727,938)		11,277,434,320
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(704,703,535)
NET ASSETS - 100%		$ 10,572,730,785
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,136 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 70,772,800	$ 4,241,212
110 CME E-mini S&P Midcap 400 Index Contracts	Dec. 2011	9,714,100	937,347
197 CME S&P 500 Index Contracts	Dec. 2011	61,365,500	4,074,452
263 NYFE Russell 2000 Mini Index Contracts	Dec. 2011	19,375,210	2,121,486
TOTAL EQUITY INDEX CONTRACTS		$ 161,227,610	$ 11,374,497
The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,699,659.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 149,025
Fidelity Securities Lending Cash Central Fund	3,419,050
Total	$ 3,568,075
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,206,186,303	$ 1,206,186,303	$ -	$ -
Consumer Staples	1,028,641,610	1,028,641,610	-	-
Energy	1,207,190,210	1,207,190,210	-	-
Financials	1,529,296,927	1,529,294,297	929	1,701
Health Care	1,213,609,173	1,213,603,826	5,347	-
Industrials	1,150,905,287	1,150,905,287	-	-
Information Technology	1,956,258,971	1,956,258,971	-	-
Materials	428,889,577	428,889,577	-	-
Telecommunication Services	289,196,365	289,196,365	-	-
Utilities	397,098,435	397,098,435	-	-
Corporate Bonds	15,012	-	15,012	-
U.S. Government and Government Agency Obligations	19,999,271	-	19,999,271	-
Money Market Funds	850,147,179	850,147,179	-	-
Total Investments in Securities:	$ 11,277,434,320	$ 11,257,412,060	$ 20,020,559	$ 1,701
Derivative Instruments:
Assets
Futures Contracts	$ 11,374,497	$ 11,374,497	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 96,127
Total Realized Gain (Loss)	(132,858)
Total Unrealized Gain (Loss)	138,818
Cost of Purchases	-
Proceeds of Sales	(5,850)
Amortization/Accretion	-
Transfers in to Level 3	1,590
Transfers out of Level 3	(96,126)
Ending Balance	$ 1,701
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ 144

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities delivered through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $10,794,349,737. Net unrealized appreciation aggregated $483,084,583, of which $2,204,375,399 related to appreciated investment securities and $1,721,290,816 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® 500 Index Fund

November 30, 2011

1.810737.107

UEI-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.2%
Johnson Controls, Inc.	2,411,771	$ 75,923
The Goodyear Tire & Rubber Co. (a)	867,013	12,130
		88,053
Automobiles - 0.4%
Ford Motor Co. (a)(d)	13,482,117	142,910
Harley-Davidson, Inc. (d)	838,810	30,843
		173,753
Distributors - 0.1%
Genuine Parts Co. (d)	556,223	32,539
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	412,355	19,991
DeVry, Inc.	218,494	7,540
H&R Block, Inc. (d)	1,084,884	17,065
		44,596
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp. unit (d)	1,640,414	54,462
Chipotle Mexican Grill, Inc. (a)(d)	111,219	35,764
Darden Restaurants, Inc. (d)	477,526	22,783
International Game Technology	1,059,104	18,068
Marriott International, Inc. Class A	951,245	29,127
McDonald's Corp.	3,660,744	349,674
Starbucks Corp.	2,647,227	115,101
Starwood Hotels & Resorts Worldwide, Inc.	681,822	32,509
Wyndham Worldwide Corp.	541,502	19,196
Wynn Resorts Ltd.	283,731	34,207
Yum! Brands, Inc.	1,647,774	92,341
		803,232
Household Durables - 0.2%
D.R. Horton, Inc.	986,702	11,752
Harman International Industries, Inc.	248,121	10,247
Leggett & Platt, Inc. (d)	502,348	11,243
Lennar Corp. Class A (d)	570,551	10,504
Newell Rubbermaid, Inc.	1,033,912	15,819
PulteGroup, Inc. (a)(d)	1,195,375	7,304
Whirlpool Corp.	271,070	13,299
		80,168
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	1,288,480	247,762
Expedia, Inc.	690,890	19,217
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Netflix, Inc. (a)(d)	196,539	$ 12,683
Priceline.com, Inc. (a)(d)	176,588	85,802
		365,464
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	429,074	15,365
Mattel, Inc.	1,216,603	35,050
		50,415
Media - 3.1%
Cablevision Systems Corp. - NY Group Class A	798,349	11,975
CBS Corp. Class B	2,376,806	61,892
Comcast Corp. Class A	9,754,087	221,125
DIRECTV (a)(d)	2,619,505	123,693
Discovery Communications, Inc. (a)(d)	971,150	40,769
Gannett Co., Inc.	854,358	9,278
Interpublic Group of Companies, Inc.	1,697,840	15,926
McGraw-Hill Companies, Inc.	1,069,038	45,648
News Corp. Class A	8,108,780	141,417
Omnicom Group, Inc. (d)	991,594	42,807
Scripps Networks Interactive, Inc. Class A	350,096	13,941
The Walt Disney Co. (d)	6,585,260	236,082
Time Warner Cable, Inc.	1,153,777	69,780
Time Warner, Inc.	3,706,957	129,076
Viacom, Inc. Class B (non-vtg.)	2,038,719	91,253
Washington Post Co. Class B (d)	17,729	6,363
		1,261,025
Multiline Retail - 0.8%
Big Lots, Inc. (a)(d)	232,584	9,329
Family Dollar Stores, Inc.	426,629	25,350
JCPenney Co., Inc. (d)	507,098	16,247
Kohl's Corp.	997,328	53,656
Macy's, Inc.	1,515,433	48,994
Nordstrom, Inc.	580,856	26,301
Sears Holdings Corp. (a)(d)	136,547	8,238
Target Corp. (d)	2,395,763	126,257
		314,372
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	308,470	14,779
AutoNation, Inc. (a)(d)	175,854	6,350
AutoZone, Inc. (a)	103,223	33,896
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Bed Bath & Beyond, Inc. (a)	868,167	$ 52,533
Best Buy Co., Inc. (d)	1,074,607	29,111
CarMax, Inc. (a)(d)	802,821	23,089
GameStop Corp. Class A (a)(d)	493,464	11,409
Gap, Inc. (d)	1,230,975	23,007
Home Depot, Inc.	5,550,241	217,680
Limited Brands, Inc.	878,541	37,189
Lowe's Companies, Inc.	4,472,457	107,384
O'Reilly Automotive, Inc. (a)	454,684	35,120
Ross Stores, Inc.	410,156	36,541
Staples, Inc. (d)	2,516,263	36,259
Tiffany & Co., Inc. (d)	451,586	30,274
TJX Companies, Inc. (d)	1,351,749	83,403
Urban Outfitters, Inc. (a)(d)	393,964	10,629
		788,653
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	1,025,481	64,185
NIKE, Inc. Class B	1,347,790	129,630
Ralph Lauren Corp.	229,657	32,579
VF Corp.	307,527	42,651
		269,045
TOTAL CONSUMER DISCRETIONARY		4,271,315
CONSUMER STAPLES - 11.2%
Beverages - 2.6%
Beam, Inc.	548,069	28,785
Brown-Forman Corp. Class B (non-vtg.)	357,873	28,562
Coca-Cola Enterprises, Inc.	1,131,723	29,561
Constellation Brands, Inc. Class A (sub. vtg.) (a)	617,714	12,027
Dr Pepper Snapple Group, Inc.	769,792	28,121
Molson Coors Brewing Co. Class B	578,121	23,466
PepsiCo, Inc.	5,615,217	359,374
The Coca-Cola Co.	8,146,744	547,706
		1,057,602
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	1,553,398	132,505
CVS Caremark Corp. (d)	4,771,611	185,329
Kroger Co.	2,146,989	49,767
Safeway, Inc. (d)	1,241,830	24,837
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
SUPERVALU, Inc. (d)	752,925	$ 5,534
Sysco Corp. (d)	2,102,940	60,018
Wal-Mart Stores, Inc.	6,236,770	367,346
Walgreen Co.	3,212,504	108,326
Whole Foods Market, Inc.	559,518	38,103
		971,765
Food Products - 1.9%
Archer Daniels Midland Co.	2,397,789	72,221
Campbell Soup Co. (d)	637,796	20,792
ConAgra Foods, Inc.	1,471,011	37,158
Dean Foods Co. (a)	651,599	6,620
General Mills, Inc.	2,294,184	91,653
H.J. Heinz Co. (d)	1,139,095	59,973
Hershey Co.	548,730	31,651
Hormel Foods Corp. (d)	492,998	14,844
Kellogg Co.	886,248	43,568
Kraft Foods, Inc. Class A	6,266,298	226,527
McCormick & Co., Inc. (non-vtg.) (d)	469,326	22,856
Mead Johnson Nutrition Co. Class A	723,610	54,531
Sara Lee Corp.	2,089,255	39,612
The J.M. Smucker Co.	403,914	30,689
Tyson Foods, Inc. Class A	1,051,874	21,185
		773,880
Household Products - 2.2%
Clorox Co. (d)	466,477	30,302
Colgate-Palmolive Co.	1,726,129	157,941
Kimberly-Clark Corp.	1,390,150	99,354
Procter & Gamble Co.	9,749,314	629,513
		917,110
Personal Products - 0.2%
Avon Products, Inc.	1,528,185	25,979
Estee Lauder Companies, Inc. Class A (d)	401,216	47,335
		73,314
Tobacco - 1.9%
Altria Group, Inc. (d)	7,348,915	210,840
Lorillard, Inc.	491,175	54,825
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	6,232,216	$ 475,144
Reynolds American, Inc.	1,199,569	50,214
		791,023
TOTAL CONSUMER STAPLES		4,584,694
ENERGY - 12.4%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc. (d)	1,547,667	84,518
Cameron International Corp. (a)	869,533	46,946
Diamond Offshore Drilling, Inc. (d)	246,640	14,835
FMC Technologies, Inc. (a)(d)	852,158	44,619
Halliburton Co.	3,262,951	120,077
Helmerich & Payne, Inc.	379,947	21,642
Nabors Industries Ltd. (a)	1,020,024	18,299
National Oilwell Varco, Inc.	1,503,245	107,783
Noble Corp.	895,504	30,922
Rowan Companies, Inc. (a)(d)	452,122	15,331
Schlumberger Ltd.	4,787,668	360,655
		865,627
Oil, Gas & Consumable Fuels - 10.3%
Alpha Natural Resources, Inc. (a)	803,386	19,281
Anadarko Petroleum Corp.	1,766,269	143,545
Apache Corp.	1,362,209	135,458
Cabot Oil & Gas Corp.	370,736	32,844
Chesapeake Energy Corp. (d)	2,344,720	59,415
Chevron Corp.	7,106,754	730,716
ConocoPhillips (d)	4,871,609	347,443
CONSOL Energy, Inc.	804,507	33,500
Denbury Resources, Inc. (a)(d)	1,427,573	24,126
Devon Energy Corp.	1,477,777	96,735
El Paso Corp.	2,732,905	68,350
EOG Resources, Inc.	953,118	98,876
EQT Corp.	530,293	32,883
Exxon Mobil Corp.	17,251,198	1,387,684
Hess Corp.	1,073,278	64,633
Marathon Oil Corp. (d)	2,533,364	70,833
Marathon Petroleum Corp.	1,264,885	42,235
Murphy Oil Corp.	686,600	38,395
Newfield Exploration Co. (a)	469,426	21,500
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	626,287	$ 61,620
Occidental Petroleum Corp.	2,883,781	285,206
Peabody Energy Corp. (d)	960,907	37,696
Pioneer Natural Resources Co. (d)	414,356	39,173
QEP Resources, Inc.	627,674	20,494
Range Resources Corp. (d)	571,451	40,979
Southwestern Energy Co. (a)(d)	1,234,702	46,980
Spectra Energy Corp. (d)	2,307,249	67,879
Sunoco, Inc. (d)	383,186	14,871
Tesoro Corp. (a)(d)	510,517	12,196
Valero Energy Corp.	2,029,976	45,208
Williams Companies, Inc.	2,089,450	67,447
		4,188,201
TOTAL ENERGY		5,053,828
FINANCIALS - 13.2%
Capital Markets - 1.8%
Ameriprise Financial, Inc.	837,628	38,456
Bank of New York Mellon Corp.	4,373,693	85,112
BlackRock, Inc. Class A	355,868	61,224
Charles Schwab Corp.	3,824,235	45,738
E*TRADE Financial Corp. (a)	900,648	8,268
Federated Investors, Inc. Class B (non-vtg.) (d)	329,324	5,226
Franklin Resources, Inc.	516,440	52,067
Goldman Sachs Group, Inc.	1,794,600	172,030
Invesco Ltd. (d)	1,599,750	32,395
Legg Mason, Inc.	441,375	11,710
Morgan Stanley	5,267,115	77,901
Northern Trust Corp.	855,060	32,176
State Street Corp.	1,788,348	70,908
T. Rowe Price Group, Inc.	909,619	51,630
		744,841
Commercial Banks - 2.5%
BB&T Corp.	2,473,186	57,304
Comerica, Inc.	713,044	17,983
Fifth Third Bancorp	3,263,593	39,457
First Horizon National Corp.	935,626	7,204
Huntington Bancshares, Inc.	3,063,143	16,082
KeyCorp	3,380,825	24,646
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp.	445,640	$ 32,523
PNC Financial Services Group, Inc.	1,867,148	101,218
Regions Financial Corp.	4,466,322	18,357
SunTrust Banks, Inc.	1,904,885	34,536
U.S. Bancorp	6,815,606	176,661
Wells Fargo & Co.	18,733,325	484,444
Zions Bancorporation	653,930	10,522
		1,020,937
Consumer Finance - 0.8%
American Express Co. (d)	3,684,952	177,025
Capital One Financial Corp.	1,629,898	72,791
Discover Financial Services	1,936,084	46,118
SLM Corp.	1,824,769	23,503
		319,437
Diversified Financial Services - 2.6%
Bank of America Corp.	35,957,341	195,608
Citigroup, Inc.	10,353,131	284,504
CME Group, Inc.	237,247	59,141
IntercontinentalExchange, Inc. (a)	260,657	31,727
JPMorgan Chase & Co.	13,834,161	428,444
Leucadia National Corp. (d)	702,919	16,462
Moody's Corp.	714,074	24,786
NYSE Euronext	928,892	26,529
The NASDAQ Stock Market, Inc. (a)	452,365	11,875
		1,079,076
Insurance - 3.6%
ACE Ltd.	1,199,139	83,376
AFLAC, Inc.	1,657,527	72,003
Allstate Corp.	1,832,969	49,105
American International Group, Inc. (a)(d)	1,549,839	36,127
Aon Corp.	1,159,131	53,285
Assurant, Inc.	335,181	13,153
Berkshire Hathaway, Inc. Class B (a)	6,239,725	491,441
Cincinnati Financial Corp. (d)	578,856	17,163
Genworth Financial, Inc. Class A (a)	1,741,102	11,474
Hartford Financial Services Group, Inc.	1,580,459	28,069
Lincoln National Corp. (d)	1,094,020	22,077
Loews Corp.	1,104,009	42,427
Marsh & McLennan Companies, Inc.	1,921,863	58,021
MetLife, Inc.	3,752,079	118,115
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Principal Financial Group, Inc.	1,112,239	$ 26,838
Progressive Corp.	2,266,162	42,740
Prudential Financial, Inc.	1,724,369	87,322
The Chubb Corp. (d)	1,014,486	68,417
The Travelers Companies, Inc.	1,485,721	83,572
Torchmark Corp. (d)	372,851	15,880
Unum Group	1,076,702	24,237
XL Group PLC Class A	1,164,886	24,020
		1,468,862
Real Estate Investment Trusts - 1.7%
Apartment Investment & Management Co. Class A	428,619	9,335
AvalonBay Communities, Inc. (d)	333,669	41,659
Boston Properties, Inc. (d)	521,231	49,715
Equity Residential (SBI) (d)	1,051,964	58,058
HCP, Inc. (d)	1,444,706	55,838
Health Care REIT, Inc.	668,626	33,545
Host Hotels & Resorts, Inc.	2,505,452	35,452
Kimco Realty Corp. (d)	1,444,011	22,772
Plum Creek Timber Co., Inc.	574,736	21,173
Prologis, Inc.	1,628,574	45,307
Public Storage	502,590	66,292
Simon Property Group, Inc.	1,041,697	129,525
Ventas, Inc. (d)	1,021,564	53,898
Vornado Realty Trust	654,366	48,718
Weyerhaeuser Co.	1,911,237	32,090
		703,377
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	1,153,472	19,390
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (d)	1,871,625	10,462
People's United Financial, Inc. (d)	1,335,868	16,632
		27,094
TOTAL FINANCIALS		5,383,014
HEALTH CARE - 11.5%
Biotechnology - 1.2%
Amgen, Inc.	3,110,053	180,103
Biogen Idec, Inc. (a)	860,574	98,923
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	1,627,883	$ 102,687
Gilead Sciences, Inc. (a)	2,737,188	109,077
		490,790
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	2,016,221	104,158
Becton, Dickinson & Co.	771,521	56,923
Boston Scientific Corp. (a)	5,430,951	32,043
C. R. Bard, Inc. (d)	307,428	26,805
CareFusion Corp. (a)	793,388	19,660
Covidien PLC	1,750,770	79,748
DENTSPLY International, Inc. (d)	501,451	18,107
Edwards Lifesciences Corp. (a)(d)	407,871	26,932
Intuitive Surgical, Inc. (a)	138,670	60,212
Medtronic, Inc.	3,746,711	136,493
St. Jude Medical, Inc.	1,169,105	44,940
Stryker Corp.	1,171,147	57,187
Varian Medical Systems, Inc. (a)(d)	415,779	25,874
Zimmer Holdings, Inc. (a)(d)	635,735	32,136
		721,218
Health Care Providers & Services - 2.1%
Aetna, Inc.	1,323,081	55,331
AmerisourceBergen Corp. (d)	955,347	35,491
Cardinal Health, Inc.	1,222,663	51,914
CIGNA Corp.	1,012,616	44,788
Coventry Health Care, Inc. (a)	527,093	16,835
DaVita, Inc. (a)(d)	331,391	25,245
Express Scripts, Inc. (a)(d)	1,732,193	79,075
Humana, Inc.	591,927	52,492
Laboratory Corp. of America Holdings (a)(d)	359,215	30,792
McKesson Corp.	873,907	71,057
Medco Health Solutions, Inc. (a)	1,367,936	77,521
Patterson Companies, Inc. (d)	332,036	10,018
Quest Diagnostics, Inc. (d)	561,612	32,944
Tenet Healthcare Corp. (a)(d)	1,541,107	7,166
UnitedHealth Group, Inc.	3,818,304	186,219
WellPoint, Inc.	1,279,652	90,279
		867,167
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	515,841	31,456
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc. (a)(d)	1,231,945	$ 46,198
Life Technologies Corp. (a)	640,291	24,798
PerkinElmer, Inc.	401,228	7,591
Thermo Fisher Scientific, Inc. (a)	1,354,918	64,020
Waters Corp. (a)(d)	324,136	25,931
		168,538
Pharmaceuticals - 5.9%
Abbott Laboratories (d)	5,522,867	301,272
Allergan, Inc.	1,091,078	91,345
Bristol-Myers Squibb Co.	6,051,851	198,017
Eli Lilly & Co.	3,614,670	136,815
Forest Laboratories, Inc. (a)	974,148	29,185
Hospira, Inc. (a)	584,969	16,490
Johnson & Johnson	9,723,009	629,273
Merck & Co., Inc.	10,930,930	390,781
Mylan, Inc. (a)	1,512,417	29,538
Pfizer, Inc.	27,682,610	555,590
Watson Pharmaceuticals, Inc. (a)	446,350	28,843
		2,407,149
TOTAL HEALTH CARE		4,686,318
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.6%
General Dynamics Corp.	1,283,573	84,793
Goodrich Corp.	443,528	54,115
Honeywell International, Inc.	2,776,111	150,326
L-3 Communications Holdings, Inc.	354,323	23,492
Lockheed Martin Corp.	976,471	76,311
Northrop Grumman Corp.	927,047	52,907
Precision Castparts Corp.	511,017	84,190
Raytheon Co. (d)	1,254,649	57,174
Rockwell Collins, Inc. (d)	545,220	29,933
Textron, Inc.	984,001	19,119
The Boeing Co.	2,629,457	180,617
United Technologies Corp. (d)	3,224,191	246,973
		1,059,950
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (d)	585,111	40,086
Expeditors International of Washington, Inc.	752,499	32,741
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	1,124,839	$ 93,452
United Parcel Service, Inc. Class B	3,479,923	249,684
		415,963
Airlines - 0.0%
Southwest Airlines Co.	2,852,653	23,905
Building Products - 0.0%
Masco Corp.	1,269,859	12,165
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	375,937	9,853
Cintas Corp. (d)	395,698	12,029
Iron Mountain, Inc. (d)	658,589	20,001
Pitney Bowes, Inc. (d)	717,221	13,362
R.R. Donnelley & Sons Co. (d)	666,330	10,008
Republic Services, Inc.	1,135,569	31,171
Stericycle, Inc. (a)(d)	305,540	24,755
Waste Management, Inc.	1,674,888	52,424
		173,603
Construction & Engineering - 0.2%
Fluor Corp.	616,682	33,807
Jacobs Engineering Group, Inc. (a)(d)	452,565	18,800
Quanta Services, Inc. (a)	753,010	15,504
		68,111
Electrical Equipment - 0.6%
Cooper Industries PLC Class A	585,512	32,513
Emerson Electric Co.	2,642,277	138,059
Rockwell Automation, Inc. (d)	508,122	38,124
Roper Industries, Inc. (d)	340,875	29,039
		237,735
Industrial Conglomerates - 2.4%
3M Co.	2,517,494	204,018
Danaher Corp.	2,018,898	97,674
General Electric Co.	37,610,898	598,389
Tyco International Ltd.	1,647,607	79,019
		979,100
Machinery - 2.1%
Caterpillar, Inc. (d)	2,292,297	224,370
Cummins, Inc.	690,820	66,547
Deere & Co.	1,468,637	116,389
Dover Corp.	660,025	36,282
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	1,210,251	$ 54,352
Flowserve Corp. (d)	197,756	20,323
Illinois Tool Works, Inc.	1,743,582	79,228
Ingersoll-Rand PLC	1,107,631	36,685
Joy Global, Inc. (d)	372,893	34,038
PACCAR, Inc.	1,296,882	52,615
Pall Corp.	412,710	22,489
Parker Hannifin Corp.	550,170	45,543
Snap-On, Inc. (d)	206,477	10,592
Stanley Black & Decker, Inc.	597,353	39,085
Xylem, Inc.	657,460	15,713
		854,251
Professional Services - 0.1%
Dun & Bradstreet Corp.	174,538	12,195
Equifax, Inc.	434,322	16,135
Robert Half International, Inc.	514,029	13,617
		41,947
Road & Rail - 0.9%
CSX Corp.	3,886,154	84,368
Norfolk Southern Corp.	1,233,932	93,211
Ryder System, Inc.	181,421	9,485
Union Pacific Corp.	1,731,781	179,083
		366,147
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,047,115	43,612
W.W. Grainger, Inc.	215,748	40,323
		83,935
TOTAL INDUSTRIALS		4,316,812
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 2.1%
Cisco Systems, Inc.	19,515,124	363,762
F5 Networks, Inc. (a)(d)	286,426	32,375
Harris Corp.	426,508	15,184
JDS Uniphase Corp. (a)(d)	809,212	8,885
Juniper Networks, Inc. (a)	1,891,044	42,946
Motorola Mobility Holdings, Inc.	928,039	36,194
Motorola Solutions, Inc.	1,016,426	47,437
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	5,959,857	$ 326,600
Tellabs, Inc.	1,294,643	5,140
		878,523
Computers & Peripherals - 4.5%
Apple, Inc. (a)	3,289,398	1,257,208
Dell, Inc. (a)	5,502,194	86,715
EMC Corp. (a)(d)	7,326,604	168,585
Hewlett-Packard Co.	7,359,282	205,692
Lexmark International, Inc. Class A (d)	254,752	8,524
NetApp, Inc. (a)(d)	1,307,182	48,144
SanDisk Corp. (a)	848,794	41,854
Western Digital Corp. (a)	827,385	24,052
		1,840,774
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	602,883	27,329
Corning, Inc. (d)	5,574,478	73,973
FLIR Systems, Inc.	566,739	15,223
Jabil Circuit, Inc.	646,559	13,106
Molex, Inc. (d)	485,335	12,104
TE Connectivity Ltd.	1,537,706	48,761
		190,496
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)	654,185	18,912
eBay, Inc. (a)	4,069,638	120,421
Google, Inc. Class A (a)(d)	893,595	535,612
Monster Worldwide, Inc. (a)(d)	458,342	3,350
VeriSign, Inc. (d)	590,398	19,826
Yahoo!, Inc. (a)	4,479,854	70,379
		768,500
IT Services - 3.9%
Accenture PLC Class A (d)	2,286,467	132,455
Automatic Data Processing, Inc.	1,737,419	88,765
Cognizant Technology Solutions Corp. Class A (a)	1,077,393	72,562
Computer Sciences Corp. (d)	550,127	13,440
Fidelity National Information Services, Inc.	879,423	21,185
Fiserv, Inc. (a)	502,239	28,959
International Business Machines Corp.	4,237,400	796,631
MasterCard, Inc. Class A	378,691	141,839
Paychex, Inc. (d)	1,143,485	33,287
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
SAIC, Inc. (a)(d)	980,006	$ 11,809
Teradata Corp. (a)(d)	597,143	32,383
The Western Union Co.	2,227,140	38,841
Total System Services, Inc.	581,047	11,644
Visa, Inc. Class A (d)	1,814,960	175,997
		1,599,797
Office Electronics - 0.1%
Xerox Corp.	4,979,645	40,584
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(d)	2,060,440	11,724
Altera Corp.	1,149,583	43,305
Analog Devices, Inc.	1,062,431	37,036
Applied Materials, Inc.	4,674,712	50,393
Broadcom Corp. Class A	1,708,403	51,841
First Solar, Inc. (a)(d)	208,228	9,966
Intel Corp. (d)	18,630,994	464,098
KLA-Tencor Corp. (d)	592,530	27,316
Linear Technology Corp.	808,641	24,769
LSI Corp. (a)	2,032,617	11,423
MEMC Electronic Materials, Inc. (a)(d)	817,596	3,409
Microchip Technology, Inc. (d)	676,261	23,608
Micron Technology, Inc. (a)(d)	3,562,210	21,338
Novellus Systems, Inc. (a)(d)	247,054	8,553
NVIDIA Corp. (a)	2,142,075	33,481
Teradyne, Inc. (a)(d)	660,597	8,892
Texas Instruments, Inc.	4,099,178	123,385
Xilinx, Inc.	940,806	30,774
		985,311
Software - 3.7%
Adobe Systems, Inc. (a)(d)	1,752,282	48,048
Autodesk, Inc. (a)(d)	811,890	27,661
BMC Software, Inc. (a)	622,764	22,208
CA, Inc.	1,343,029	28,472
Citrix Systems, Inc. (a)	668,058	47,693
Compuware Corp. (a)(d)	775,600	6,406
Electronic Arts, Inc. (a)	1,186,103	27,506
Intuit, Inc.	1,078,618	57,426
Microsoft Corp.	26,456,852	676,766
Oracle Corp.	14,018,845	439,491
Red Hat, Inc. (a)(d)	684,859	34,298
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)(d)	480,766	$ 56,932
Symantec Corp. (a)(d)	2,660,162	43,494
		1,516,401
TOTAL INFORMATION TECHNOLOGY		7,820,386
MATERIALS - 3.6%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	756,214	63,333
Airgas, Inc.	241,507	18,584
CF Industries Holdings, Inc.	232,002	32,434
Dow Chemical Co. (d)	4,191,066	116,134
E.I. du Pont de Nemours & Co.	3,308,596	157,886
Eastman Chemical Co. (d)	498,152	19,737
Ecolab, Inc. (d)	1,064,450	60,695
FMC Corp.	254,249	21,337
International Flavors & Fragrances, Inc.	286,952	15,570
Monsanto Co.	1,897,285	139,356
PPG Industries, Inc.	558,887	49,042
Praxair, Inc.	1,072,083	109,352
Sherwin-Williams Co. (d)	312,982	27,176
Sigma Aldrich Corp.	433,157	28,073
The Mosaic Co.	1,056,300	55,730
		914,439
Construction Materials - 0.0%
Vulcan Materials Co. (d)	458,498	14,874
Containers & Packaging - 0.1%
Ball Corp.	580,296	20,374
Bemis Co., Inc.	366,904	10,820
Owens-Illinois, Inc. (a)(d)	582,599	11,378
Sealed Air Corp.	572,044	10,079
		52,651
Metals & Mining - 1.0%
AK Steel Holding Corp. (d)	391,230	3,310
Alcoa, Inc. (d)	3,775,812	37,834
Allegheny Technologies, Inc. (d)	377,303	18,948
Cliffs Natural Resources, Inc.	518,081	35,131
Freeport-McMoRan Copper & Gold, Inc.	3,363,159	133,181
Newmont Mining Corp.	1,753,386	120,773
Nucor Corp.	1,122,979	44,279
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp.	296,608	$ 4,621
United States Steel Corp. (d)	510,910	13,948
		412,025
Paper & Forest Products - 0.2%
International Paper Co.	1,550,871	44,045
MeadWestvaco Corp.	605,616	18,078
		62,123
TOTAL MATERIALS		1,456,112
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	21,025,952	609,332
CenturyLink, Inc.	2,187,196	82,064
Frontier Communications Corp.	3,531,111	20,198
Verizon Communications, Inc. (d)	10,043,142	378,928
Windstream Corp. (d)	2,047,061	24,073
		1,114,595
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A	1,404,180	82,847
MetroPCS Communications, Inc. (a)	1,040,272	8,717
Sprint Nextel Corp. (a)(d)	10,624,457	28,686
		120,250
TOTAL TELECOMMUNICATION SERVICES		1,234,845
UTILITIES - 3.7%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	1,711,149	67,898
Duke Energy Corp. (d)	4,725,336	98,523
Edison International	1,156,005	45,443
Entergy Corp.	627,234	44,132
Exelon Corp. (d)	2,351,288	104,186
FirstEnergy Corp. (d)	1,483,866	65,988
NextEra Energy, Inc.	1,498,499	83,077
Northeast Utilities	627,635	21,722
Pepco Holdings, Inc.	803,273	15,889
Pinnacle West Capital Corp. (d)	387,135	18,354
PPL Corp.	2,049,903	61,538
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.	1,045,273	$ 56,842
Southern Co. (d)	3,043,026	133,619
		817,211
Gas Utilities - 0.1%
Nicor, Inc. (d)	161,598	9,069
ONEOK, Inc.	367,347	30,549
		39,618
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	714,308	28,687
NRG Energy, Inc. (a)	855,983	16,846
The AES Corp. (a)	2,331,867	28,169
		73,702
Multi-Utilities - 1.4%
Ameren Corp.	857,452	28,990
CenterPoint Energy, Inc.	1,510,973	30,068
CMS Energy Corp. (d)	893,365	18,689
Consolidated Edison, Inc. (d)	1,039,149	61,746
Dominion Resources, Inc.	2,019,602	104,252
DTE Energy Co.	600,794	31,632
Integrys Energy Group, Inc.	276,464	14,235
NiSource, Inc. (d)	995,643	22,810
PG&E Corp.	1,427,199	55,432
Public Service Enterprise Group, Inc.	1,794,994	59,127
SCANA Corp.	407,419	17,772
Sempra Energy	849,951	45,209
TECO Energy, Inc. (d)	765,404	14,374
Wisconsin Energy Corp. (d)	829,329	27,517
Xcel Energy, Inc. (d)	1,719,249	45,199
		577,052
TOTAL UTILITIES		1,507,583
TOTAL COMMON STOCKS (Cost $30,549,627)		40,314,907
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.1% 12/15/11 to 5/3/12 (e) (Cost $41,996)	$ 42,000	$ 41,998
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	421,218,901	421,219
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,281,974,733	2,281,975
TOTAL MONEY MARKET FUNDS (Cost $2,703,194)		2,703,194
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $33,294,817)		43,060,099
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(2,184,318)
NET ASSETS - 100%		$ 40,875,781
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
180 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 11,214	$ 610
1,791 CME S&P 500 Index Contracts	Dec. 2011	557,897	16,000
TOTAL EQUITY INDEX CONTRACTS		$ 569,111	$ 16,610
The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $39,998,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 351
Fidelity Securities Lending Cash Central Fund	4,142
Total	$ 4,493
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,271,315	$ 4,271,315	$ -	$ -
Consumer Staples	4,584,694	4,584,694	-	-
Energy	5,053,828	5,053,828	-	-
Financials	5,383,014	5,383,014	-	-
Health Care	4,686,318	4,686,318	-	-
Industrials	4,316,812	4,316,812	-	-
Information Technology	7,820,386	7,820,386	-	-
Materials	1,456,112	1,456,112	-	-
Telecommunication Services	1,234,845	1,234,845	-	-
Utilities	1,507,583	1,507,583	-	-
U.S. Government and Government Agency Obligations	41,998	-	41,998	-
Money Market Funds	2,703,194	2,703,194	-	-
Total Investments in Securities:	$ 43,060,099	$ 43,018,101	$ 41,998	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 16,610	$ 16,610	$ -	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $33,385,846,000. Net unrealized appreciation aggregated $9,674,253,000, of which $15,218,780,000 related to appreciated investment securities and $5,544,527,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Extended Market
Index Fund

November 30, 2011

1.810690.107

SEI-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)(d)	135,947	$ 1,192,255
Amerigon, Inc. (a)(d)	46,251	725,216
BorgWarner, Inc. (a)(d)	230,449	15,191,198
Cooper Tire & Rubber Co.	128,879	1,726,979
Dana Holding Corp. (a)	323,993	4,036,953
Dorman Products, Inc. (a)(d)	35,209	1,361,884
Drew Industries, Inc. (d)	41,042	890,611
Exide Technologies (a)	158,497	437,452
Federal-Mogul Corp. Class A (a)	53,049	774,515
Fuel Systems Solutions, Inc. (a)(d)	31,837	566,699
Gentex Corp. (d)	299,020	8,815,110
Lear Corp.	221,292	9,278,774
Modine Manufacturing Co. (a)(d)	95,885	928,167
Motorcar Parts of America, Inc. (a)	21,986	163,356
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	23,585	30,189
Shiloh Industries, Inc.	9,407	79,395
Spartan Motors, Inc.	62,902	314,510
Standard Motor Products, Inc. (d)	45,134	881,467
Stoneridge, Inc. (a)(d)	56,122	461,323
Strattec Security Corp.	2,933	60,039
Superior Industries International, Inc. (d)	55,337	900,886
Tenneco, Inc. (a)(d)	133,999	3,880,611
Tower International, Inc. (a)	17,465	185,478
TRW Automotive Holdings Corp. (a)(d)	218,127	7,124,028
UQM Technologies, Inc. (a)(d)	78,497	120,885
Visteon Corp. (a)	108,180	6,052,671
		66,180,651
Automobiles - 0.6%
General Motors Co.	1,217,629	25,923,321
Tesla Motors, Inc. (a)(d)	115,449	3,779,800
Thor Industries, Inc. (d)	98,033	2,372,399
Winnebago Industries, Inc. (a)(d)	65,223	420,036
		32,495,556
Distributors - 0.3%
Amcon Distributing Co.	1,240	76,768
Audiovox Corp. Class A (a)	45,015	325,909
Core-Mark Holding Co., Inc.	27,586	1,063,716
LKQ Corp. (a)	306,113	9,345,630
Pool Corp.	102,163	3,115,972
Weyco Group, Inc.	15,852	390,910
		14,318,905
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)(d)	36,701	1,406,382
Archipelago Learning, Inc. (a)	20,009	210,095
Ascent Capital Group, Inc. (a)	34,050	1,584,347
Bridgepoint Education, Inc. (a)(d)	43,738	962,236
Cambium Learning Group, Inc. (a)	16,192	51,814
Capella Education Co. (a)(d)	34,349	1,167,866

	Shares	Value
Career Education Corp. (a)	131,088	$ 925,481
Carriage Services, Inc.	42,134	245,641
Coinstar, Inc. (a)(d)	63,782	2,722,854
Collectors Universe, Inc.	11,575	162,629
Corinthian Colleges, Inc. (a)(d)	178,249	468,795
CPI Corp.	18,726	89,885
Education Management Corp. (a)(d)	59,253	1,320,157
Grand Canyon Education, Inc. (a)(d)	69,388	1,072,045
Hillenbrand, Inc.	129,162	2,935,852
ITT Educational Services, Inc. (a)(d)	58,818	3,232,637
K12, Inc. (a)(d)	73,729	1,841,013
Learning Tree International, Inc. (a)	12,160	84,147
Lincoln Educational Services Corp.	54,448	400,193
Mac-Gray Corp.	24,030	296,771
Matthews International Corp. Class A	61,846	2,051,432
National American University Holdings, Inc.	21,630	162,225
Princeton Review, Inc. (a)	51,537	4,381
Regis Corp. (d)	119,553	1,939,150
School Specialty, Inc. (a)(d)	39,327	164,387
Service Corp. International (d)	502,601	5,151,660
Sotheby's Class A (Ltd. vtg.)	140,298	4,406,760
Steiner Leisure Ltd. (a)	28,854	1,356,138
Stewart Enterprises, Inc. Class A (d)	172,890	1,075,376
Strayer Education, Inc. (d)	27,052	2,631,078
Universal Technical Institute, Inc. (a)	48,727	622,731
Weight Watchers International, Inc.	63,000	3,702,510
		44,448,668
Hotels, Restaurants & Leisure - 2.8%
AFC Enterprises, Inc. (a)	62,034	973,934
Ambassadors Group, Inc.	48,627	218,335
Ameristar Casinos, Inc.	66,568	1,164,940
ARK Restaurants Corp.	8,457	117,975
Bally Technologies, Inc. (a)(d)	110,933	4,253,171
Benihana, Inc. (a)	25,213	257,929
Biglari Holdings, Inc. (a)	2,643	908,716
BJ's Restaurants, Inc. (a)(d)	47,376	2,277,838
Bluegreen Corp. (a)	34,297	89,858
Bob Evans Farms, Inc.	62,735	2,100,368
Boyd Gaming Corp. (a)(d)	125,273	839,329
Bravo Brio Restaurant Group, Inc. (a)	36,917	636,080
Brinker International, Inc.	201,511	4,852,385
Buffalo Wild Wings, Inc. (a)(d)	36,784	2,371,832
Caribou Coffee Co., Inc. (a)	44,167	596,696
Carrols Restaurant Group, Inc. (a)	26,041	273,170
CEC Entertainment, Inc.	45,289	1,525,334
Century Casinos, Inc. (a)	54,140	127,229
Choice Hotels International, Inc. (d)	67,481	2,421,893
Churchill Downs, Inc.	30,186	1,465,228
Cosi, Inc. (a)(d)	62,262	41,093
Cracker Barrel Old Country Store, Inc. (d)	47,523	2,260,194
Denny's Corp. (a)	205,362	698,231
DineEquity, Inc. (a)	33,089	1,557,830
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Domino's Pizza, Inc. (a)(d)	117,938	$ 3,884,878
Dover Downs Gaming & Entertainment, Inc.	25,627	51,510
Dover Motorsports, Inc. (a)	22,686	23,820
Dunkin' Brands Group, Inc. (a)(d)	108,268	2,739,180
Einstein Noah Restaurant Group, Inc.	12,573	173,004
Empire Resorts, Inc. (a)(d)	79,497	48,501
Famous Dave's of America, Inc. (a)	15,087	136,839
Frisch's Restaurants, Inc.	5,819	115,798
Full House Resorts, Inc. (a)	24,413	64,206
Gaming Partners International Corp.	1,584	9,821
Gaylord Entertainment Co. (a)(d)	86,474	1,834,978
Granite City Food & Brewery Ltd. (a)	2,301	5,315
Great Wolf Resorts, Inc. (a)	78,523	195,522
Hyatt Hotels Corp. Class A (a)(d)	78,986	2,819,010
International Speedway Corp. Class A (d)	62,992	1,549,603
Interval Leisure Group, Inc. (a)	81,140	1,136,771
Isle of Capri Casinos, Inc. (a)	59,329	292,492
J. Alexanders Corp. (a)	2,338	13,186
Jack in the Box, Inc. (a)(d)	113,324	2,323,142
Jamba, Inc. (a)(d)	125,986	182,680
Kona Grill, Inc. (a)	5,707	29,791
Krispy Kreme Doughnuts, Inc. (a)(d)	115,091	865,484
Lakes Entertainment, Inc. (a)	51,180	111,061
Las Vegas Sands Corp. (a)	830,445	38,790,048
Life Time Fitness, Inc. (a)(d)	86,615	3,527,829
Luby's, Inc. (a)(d)	29,797	144,515
Marcus Corp.	44,387	543,741
Marriott Vacations Worldwide Corp. (d)	60,000	958,800
MAXXAM, Inc. (a)	8	4,600
McCormick & Schmick's Seafood Restaurants (a)	24,841	216,117
MGM Mirage, Inc. (a)(d)	680,751	7,004,928
Monarch Casino & Resort, Inc. (a)	25,636	245,849
Morgans Hotel Group Co. (a)	69,584	432,117
Morton's Restaurant Group, Inc. (a)	16,889	95,930
MTR Gaming Group, Inc. (a)	26,173	41,353
Multimedia Games Holdng Co., Inc. (a)(d)	53,167	393,436
Nathan's Famous, Inc. (a)	3,184	60,974
O'Charleys, Inc. (a)(d)	49,235	317,073
Orient Express Hotels Ltd. Class A (a)(d)	221,316	1,591,262
P.F. Chang's China Bistro, Inc. (d)	45,904	1,392,268
Panera Bread Co. Class A (a)(d)	63,467	9,099,898
Papa John's International, Inc. (a)(d)	49,000	1,857,100
Peet's Coffee & Tea, Inc. (a)(d)	26,821	1,558,837
Penn National Gaming, Inc. (a)(d)	141,502	5,251,139
Pinnacle Entertainment, Inc. (a)(d)	126,335	1,335,361
Premier Exhibitions, Inc. (a)	33,161	57,700
Red Lion Hotels Corp. (a)	38,228	267,596
Red Robin Gourmet Burgers, Inc. (a)(d)	29,040	771,883

	Shares	Value
Rick's Cabaret International, Inc. (a)	17,933	$ 139,339
Royal Caribbean Cruises Ltd. (d)	285,171	7,902,088
Ruby Tuesday, Inc. (a)(d)	132,312	969,847
Ruth's Hospitality Group, Inc. (a)(d)	60,328	299,227
Scientific Games Corp. Class A (a)(d)	141,504	1,216,934
Shuffle Master, Inc. (a)	141,090	1,564,688
Six Flags Entertainment Corp.	114,016	4,332,608
Sonic Corp. (a)	125,987	889,468
Speedway Motorsports, Inc.	32,940	460,501
Texas Roadhouse, Inc. Class A	125,535	1,680,914
The Cheesecake Factory, Inc. (a)(d)	120,135	3,407,029
Town Sports International Holdings, Inc. (a)	34,405	250,124
Vail Resorts, Inc. (d)	74,950	3,335,275
Wendy's Co.	683,064	3,387,997
WMS Industries, Inc. (a)(d)	121,192	2,541,396
		158,973,969
Household Durables - 1.2%
Acme United Corp.	1,357	13,068
American Biltrite, Inc. (a)	1,257	5,908
American Greetings Corp. Class A (d)	78,616	1,335,686
Bassett Furniture Industries, Inc.	26,134	207,765
Beazer Homes USA, Inc. (a)(d)	153,380	329,767
Blyth, Inc.	13,705	902,063
Brookfield Residential Properties, Inc. (a)	75,898	573,728
Cavco Industries, Inc. (a)(d)	15,629	635,944
Cobra Electronics Corp. (a)	1,132	5,071
CSS Industries, Inc.	16,089	341,891
Dixie Group, Inc. (a)	9,546	27,206
Emerson Radio Corp. (a)	23,345	36,885
Ethan Allen Interiors, Inc.	57,544	1,168,143
Flexsteel Industries, Inc.	10,672	150,689
Furniture Brands International, Inc. (a)	83,264	84,097
Garmin Ltd. (d)	239,047	8,746,730
Helen of Troy Ltd. (a)	59,974	1,791,423
Hooker Furniture Corp.	26,465	258,298
Hovnanian Enterprises, Inc. Class A (a)(d)	108,656	153,205
iRobot Corp. (a)(d)	54,497	1,730,280
Jarden Corp.	192,330	5,989,156
KB Home (d)	152,280	1,119,258
Kid Brands, Inc. (a)	42,456	126,094
Koss Corp.	1,389	7,237
La-Z-Boy, Inc. (a)(d)	105,228	1,041,757
Libbey, Inc. (a)(d)	43,749	531,550
Lifetime Brands, Inc.	17,993	214,477
M.D.C. Holdings, Inc.	74,982	1,338,429
M/I Homes, Inc. (a)(d)	38,453	347,615
Meritage Homes Corp. (a)	60,196	1,313,477
Mohawk Industries, Inc. (a)	115,911	6,324,104
NVR, Inc. (a)(d)	11,744	7,866,718
Ryland Group, Inc.	90,616	1,362,865
Sealy Corp., Inc. (a)(d)	180,644	359,482
Skullcandy, Inc. (a)(d)	18,764	278,082
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Skyline Corp.	14,802	$ 85,408
Standard Pacific Corp. (a)(d)	220,810	702,176
Stanley Furniture Co., Inc. (a)	37,789	113,367
Tempur-Pedic International, Inc. (a)(d)	144,206	7,875,090
Toll Brothers, Inc. (a)(d)	312,019	6,337,106
Tupperware Brands Corp.	131,030	7,633,808
Universal Electronics, Inc. (a)(d)	28,987	473,068
Wells-Gardner Electronics Corp.	4,238	8,391
Zagg, Inc. (a)(d)	40,000	460,000
		70,406,562
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	102,656	248,428
Bidz.com, Inc. (a)	10,552	4,115
Blue Nile, Inc. (a)(d)	37,542	1,426,221
dELiA*s, Inc. (a)	42,494	53,118
eDiets.com, Inc. (a)(d)	2,806	1,509
Gaiam, Inc. Class A	35,599	133,140
Geeknet, Inc. (a)	9,323	190,749
Groupon, Inc. Class A (a)(d)	66,660	1,166,550
Hollywood Media Corp. (a)	72,242	93,915
HomeAway, Inc. (d)	16,221	424,341
HSN, Inc.	85,493	3,060,649
Liberty Media Corp. Interactive Series A (a)	1,270,316	20,655,338
NutriSystem, Inc. (d)	55,804	649,559
Orbitz Worldwide, Inc. (a)(d)	57,753	203,291
Overstock.com, Inc. (a)	32,352	267,228
PetMed Express, Inc.	45,901	427,797
Shutterfly, Inc. (a)(d)	62,294	1,686,922
U.S. Auto Parts Network, Inc. (a)	28,450	116,930
ValueVision Media, Inc. Class A (a)	73,905	140,420
Vitacost.com, Inc. (a)	45,174	296,793
		31,247,013
Leisure Equipment & Products - 0.3%
Adams Golf, Inc. (a)	7,181	41,650
Arctic Cat, Inc. (a)	27,225	541,233
Black Diamond, Inc. (a)	38,902	296,044
Brunswick Corp. (d)	184,231	3,430,381
Callaway Golf Co.	135,531	765,750
Cybex International, Inc. (a)	14,718	7,653
Eastman Kodak Co. (a)(d)	546,644	590,376
Escalade, Inc.	6,336	32,440
JAKKS Pacific, Inc.	58,677	1,120,144
Johnson Outdoors, Inc. Class A (a)	10,627	175,239
Leapfrog Enterprises, Inc. Class A (a)(d)	86,806	472,225
Marine Products Corp. (a)(d)	22,297	120,181
Meade Instruments Corp. (a)	201	673
Nautilus, Inc. (a)	41,463	67,585
Polaris Industries, Inc.	133,493	8,022,929
Smith & Wesson Holding Corp. (a)	147,064	452,957

	Shares	Value
Steinway Musical Instruments, Inc. (a)	16,626	$ 451,230
Sturm, Ruger & Co., Inc.	40,168	1,291,803
Summer Infant, Inc. (a)	23,949	164,290
		18,044,783
Media - 2.5%
A.H. Belo Corp. Class A	40,053	165,419
AMC Networks, Inc. Class A	121,754	4,383,144
Arbitron, Inc.	60,109	2,260,699
Ballantyne of Omaha, Inc. (a)	38,181	143,561
Beasley Broadcast Group, Inc. Class A (a)(d)	4,117	15,974
Belo Corp. Series A	191,951	1,122,913
Carmike Cinemas, Inc. (a)(d)	27,922	210,532
Charter Communications, Inc. Class A (a)	80,836	4,273,799
Cinemark Holdings, Inc.	197,377	3,866,615
Clear Channel Outdoor Holding, Inc. Class A (a)	90,270	1,020,954
Crown Media Holdings, Inc. Class A (a)(d)	66,422	98,305
Cumulus Media, Inc. Class A (a)(d)	58,225	177,004
Dex One Corp. (a)	102,416	134,165
Digital Generation, Inc. (a)(d)	53,751	623,512
DISH Network Corp. Class A	438,644	10,777,483
DreamWorks Animation SKG, Inc. Class A (a)(d)	140,351	2,606,318
E.W. Scripps Co. Class A (a)	82,591	702,024
Emmis Communications Corp. Class A (a)	80,456	67,583
Entercom Communications Corp. Class A (a)(d)	52,600	292,456
Entravision Communication Corp. Class A (a)	90,792	142,543
Fisher Communications, Inc. (a)	16,074	480,613
Gray Television, Inc. (a)(d)	106,976	181,859
Harris Interactive, Inc. (a)	49,977	29,751
Harte-Hanks, Inc.	85,794	780,725
Insignia Systems, Inc.	22,896	50,371
interCLICK, Inc. (a)	51,435	464,458
John Wiley & Sons, Inc. Class A	110,077	5,294,704
Journal Communications, Inc. Class A (a)	87,795	368,739
Knology, Inc. (a)	80,739	1,150,531
Lamar Advertising Co. Class A (a)(d)	131,584	3,196,175
Lee Enterprises, Inc. (a)(d)	85,756	46,394
Liberty Global, Inc. Class A (a)(d)	566,966	22,332,791
Liberty Media Corp. Capital Series A (a)	241,635	18,431,918
LIN TV Corp. Class A (a)	76,893	262,205
Live Nation Entertainment, Inc. (a)(d)	325,051	2,808,441
LodgeNet Entertainment Corp. (a)(d)	50,214	105,449
Madison Square Garden Co. Class A (a)	122,099	3,555,523
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	61,948	184,605
Media General, Inc. Class A (a)(d)	25,434	97,921
Meredith Corp. (d)	74,098	2,148,842
Morningstar, Inc.	52,399	3,157,040
National CineMedia, Inc.	112,174	1,462,749
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Navarre Corp. (a)	74,677	$ 119,483
New Frontier Media, Inc. (a)	31,250	34,063
Nexstar Broadcasting Group, Inc. Class A (a)	23,024	183,041
NTN Communications, Inc. (a)	49,847	19,440
Outdoor Channel Holdings, Inc.	33,369	233,249
Pandora Media, Inc. (d)	29,210	297,358
Point.360 (a)	2,433	2,482
Radio One, Inc. Class D (non-vtg.) (a)(d)	89,989	101,688
ReachLocal, Inc. (a)(d)	22,858	185,150
Reading International, Inc. Class A (a)	24,625	105,888
Regal Entertainment Group Class A	158,920	2,264,610
Rentrak Corp. (a)(d)	19,535	274,467
Saga Communications, Inc. Class A (a)	4,466	157,650
Salem Communications Corp. Class A	10,000	24,000
Scholastic Corp.	48,156	1,303,583
Sinclair Broadcast Group, Inc. Class A	104,583	1,081,388
Sirius XM Radio, Inc. (a)(d)	8,279,835	14,903,703
Spanish Broadcasting System, Inc. Class A (a)	17,489	43,198
SPAR Group, Inc. (a)	4,346	4,433
SuperMedia, Inc. (a)(d)	44,054	86,346
The McClatchy Co. Class A (a)(d)	133,924	156,691
The New York Times Co. Class A (a)(d)	262,449	1,910,629
Valassis Communications, Inc. (a)(d)	103,593	1,990,022
Value Line, Inc.	1,396	16,626
Virgin Media, Inc.	656,245	14,542,389
Westwood One, Inc. (a)(d)	878	3,521
World Wrestling Entertainment, Inc. Class A (d)	76,162	732,678
		140,454,583
Multiline Retail - 0.7%
99 Cents Only Stores (a)(d)	118,277	2,584,352
Dillard's, Inc. Class A (d)	80,324	3,775,228
Dollar General Corp. (a)(d)	206,672	8,384,683
Dollar Tree, Inc. (a)	256,854	20,931,032
Duckwall-ALCO Stores, Inc. (a)	8,410	82,754
Fred's, Inc. Class A (d)	87,024	1,171,343
Gordmans Stores, Inc. (a)	23,635	303,710
Saks, Inc. (a)(d)	251,611	2,395,337
The Bon-Ton Stores, Inc. (d)	31,972	84,086
Tuesday Morning Corp. (a)	85,411	276,732
		39,989,257
Specialty Retail - 3.2%
Aarons, Inc. Class A	152,022	3,995,138
Advance Auto Parts, Inc. (d)	156,835	10,856,119
Aeropostale, Inc. (a)(d)	174,799	2,711,132
America's Car Mart, Inc. (a)	24,361	875,534
American Eagle Outfitters, Inc.	407,536	5,668,826
ANN, Inc. (a)	113,847	2,670,851

	Shares	Value
Appliance Recycling Centers of America, Inc. (a)	1,453	$ 7,294
Asbury Automotive Group, Inc. (a)(d)	69,311	1,366,813
Ascena Retail Group, Inc. (a)	139,808	3,847,516
Barnes & Noble, Inc. (d)	85,013	1,482,627
bebe Stores, Inc.	77,366	569,414
Big 5 Sporting Goods Corp.	37,628	343,167
Body Central Corp. (a)	26,368	563,748
Books-A-Million, Inc. (d)	19,056	43,448
Brown Shoe Co., Inc. (d)	88,876	745,670
Build-A-Bear Workshop, Inc. (a)(d)	33,647	268,840
Cabela's, Inc. Class A (a)(d)	101,331	2,388,372
Cache, Inc. (a)	37,741	222,672
Casual Male Retail Group, Inc. (a)	107,460	347,096
Charming Shoppes, Inc. (a)(d)	215,702	836,924
Chico's FAS, Inc.	371,520	3,863,808
Christopher & Banks Corp.	75,052	214,649
Citi Trends, Inc. (a)(d)	30,443	270,029
Coldwater Creek, Inc. (a)(d)	139,498	120,457
Collective Brands, Inc. (a)(d)	130,215	1,816,499
Conn's, Inc. (a)(d)	39,520	445,786
Cost Plus, Inc. (a)(d)	34,446	278,668
Destination Maternity Corp.	25,288	370,469
Dick's Sporting Goods, Inc.	189,214	7,438,002
Dover Saddlery, Inc. (a)	1,537	5,472
Dreams, Inc. (a)	55,948	114,134
DSW, Inc. Class A	49,644	2,233,980
Express, Inc.	117,110	2,657,226
Finish Line, Inc. Class A	109,784	2,314,247
Foot Locker, Inc.	324,922	7,664,910
Francescas Holdings Corp. (a)(d)	22,087	364,436
Genesco, Inc. (a)(d)	49,329	2,912,877
GNC Holdings, Inc.	91,969	2,507,995
Golfsmith International Holdings, Inc. (a)(d)	13,141	50,199
Group 1 Automotive, Inc.	49,353	2,423,726
Guess?, Inc. (d)	133,530	3,754,864
Hastings Entertainment, Inc. (a)	13,630	21,399
Haverty Furniture Companies, Inc.	46,862	566,562
hhgregg, Inc. (a)(d)	46,801	741,328
Hibbett Sports, Inc. (a)(d)	61,192	2,784,848
Hot Topic, Inc. (d)	93,449	663,488
Jos. A. Bank Clothiers, Inc. (a)(d)	56,221	2,770,571
Kirkland's, Inc. (a)	33,294	415,176
Lithia Motors, Inc. Class A (sub. vtg.) (d)	45,718	1,015,397
Lumber Liquidators Holdings, Inc. (a)(d)	47,662	807,394
MarineMax, Inc. (a)	45,781	291,625
Midas, Inc. (a)	29,295	247,836
Monro Muffler Brake, Inc. (d)	67,324	2,703,059
New York & Co., Inc. (a)	52,517	140,746
Office Depot, Inc. (a)(d)	575,112	1,294,002
OfficeMax, Inc. (a)(d)	175,591	816,498
Pacific Sunwear of California, Inc. (a)(d)	134,412	186,833
Penske Automotive Group, Inc.	94,060	1,908,477
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Perfumania Holdings, Inc. (a)	1,076	$ 20,907
PetSmart, Inc.	238,517	11,508,445
Pier 1 Imports, Inc. (a)(d)	242,835	3,300,128
RadioShack Corp. (d)	214,393	2,461,232
Rent-A-Center, Inc.	130,612	4,695,501
rue21, Inc. (a)	31,869	766,131
Sally Beauty Holdings, Inc. (a)(d)	199,858	4,017,146
Select Comfort Corp. (a)(d)	114,497	2,121,629
Shoe Carnival, Inc. (a)(d)	18,743	445,709
Signet Jewelers Ltd.	181,651	8,043,506
Sonic Automotive, Inc. Class A (sub. vtg.)	74,200	1,095,934
Stage Stores, Inc.	76,001	953,053
Stein Mart, Inc.	56,330	370,088
Systemax, Inc. (a)(d)	20,254	297,734
Talbots, Inc. (a)(d)	132,452	263,579
Tandy Leather Factory, Inc. (a)	3,074	15,063
Teavana Holdings, Inc. (a)(d)	15,825	316,025
The Buckle, Inc. (d)	55,639	2,223,334
The Cato Corp. Class A (sub. vtg.)	57,708	1,476,748
The Children's Place Retail Stores, Inc. (a)(d)	57,906	3,119,396
The Men's Wearhouse, Inc.	108,987	3,033,108
The Pep Boys - Manny, Moe & Jack (d)	106,929	1,214,713
Tractor Supply Co. (d)	152,139	10,989,000
Trans World Entertainment Corp. (a)	29,020	67,326
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	103,183	7,184,632
Vitamin Shoppe, Inc. (a)(d)	57,120	2,102,587
West Marine, Inc. (a)	30,261	295,347
Wet Seal, Inc. Class A (a)(d)	251,975	869,314
Williams-Sonoma, Inc. (d)	196,914	7,437,442
Winmark Corp.	5,014	275,269
Zale Corp. (a)(d)	48,284	166,097
Zumiez, Inc. (a)(d)	42,856	1,008,402
		181,163,398
Textiles, Apparel & Luxury Goods - 1.4%
American Apparel, Inc. (a)(d)	61,564	32,013
Carter's, Inc. (a)(d)	111,014	4,415,027
Charles & Colvard Ltd. (a)(d)	24,954	64,880
Cherokee, Inc.	28,809	371,060
Columbia Sportswear Co. (d)	32,192	1,635,354
Crocs, Inc. (a)(d)	187,838	2,913,367
Crown Crafts, Inc.	2,227	7,995
Culp, Inc. (a)	19,568	161,827
Deckers Outdoor Corp. (a)(d)	80,847	8,807,876
Delta Apparel, Inc. (a)	17,128	308,304
DGSE Companies, Inc. (a)	5,657	43,842
Forward Industries, Inc. (NY Shares) (a)	18,823	30,493
Fossil, Inc. (a)(d)	112,409	10,070,722
G-III Apparel Group Ltd. (a)(d)	38,038	701,040
Hallwood Group, Inc. (a)	360	4,320

	Shares	Value
Hanesbrands, Inc. (a)	203,216	$ 5,005,210
Heelys, Inc. (a)(d)	53,597	97,011
Iconix Brand Group, Inc. (a)(d)	151,594	2,616,512
Joe's Jeans, Inc. (a)	112,776	58,644
K-Swiss, Inc. Class A (a)(d)	60,461	171,709
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	22,360	237,687
Lacrosse Footwear, Inc.	9,275	111,764
Lakeland Industries, Inc. (a)	22,690	169,041
Liz Claiborne, Inc. (a)(d)	191,172	1,580,992
Maidenform Brands, Inc. (a)(d)	58,922	1,086,522
Movado Group, Inc.	36,887	580,233
Oxford Industries, Inc.	29,502	1,119,011
Perry Ellis International, Inc. (a)(d)	32,328	462,290
PVH Corp.	129,133	8,766,839
Quiksilver, Inc. (a)(d)	280,211	865,852
R.G. Barry Corp.	22,932	298,116
Rocky Brands, Inc. (a)	15,336	145,539
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	83,366	1,122,106
Steven Madden Ltd. (a)(d)	80,605	2,874,374
Superior Uniform Group, Inc.	5,649	70,895
Tandy Brands Accessories, Inc. (a)	1,058	1,047
The Jones Group, Inc.	181,430	1,968,516
True Religion Apparel, Inc. (a)	52,852	1,860,390
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	80,492	6,546,414
Unifi, Inc. (a)	45,178	352,388
Vera Bradley, Inc. (a)(d)	51,675	1,984,320
Warnaco Group, Inc. (a)(d)	91,886	4,657,701
Wolverine World Wide, Inc.	102,131	3,762,506
		78,141,749
TOTAL CONSUMER DISCRETIONARY		875,865,094
CONSUMER STAPLES - 3.6%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)(d)	19,134	1,911,678
Central European Distribution Corp. (a)(d)	137,930	633,099
Coca-Cola Bottling Co. CONSOLIDATED	10,828	606,368
Craft Brewers Alliance, Inc. (a)(d)	22,005	141,932
Crystal Rock Holdings, Inc. (a)	4,384	2,850
Hansen Natural Corp. (a)	148,579	13,698,984
Jones Soda Co. (a)	42,540	19,147
MGP Ingredients, Inc. (d)	21,690	108,233
National Beverage Corp.	28,316	473,444
Primo Water Corp.	43,402	133,244
		17,728,979
Food & Staples Retailing - 0.4%
Andersons, Inc. (d)	38,186	1,691,258
Arden Group, Inc. Class A	2,161	208,515
Casey's General Stores, Inc.	78,597	4,195,508
Chefs' Warehouse Holdings (a)	19,910	266,396
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Crumbs Bake Shop, Inc. (a)	15,400	$ 60,522
Fresh Market, Inc. (d)	63,325	2,484,240
Ingles Markets, Inc. Class A	31,589	487,102
Nash-Finch Co.	33,766	937,007
PriceSmart, Inc. (d)	37,160	2,521,306
Rite Aid Corp. (a)(d)	1,334,706	1,628,341
Ruddick Corp.	88,167	3,513,455
Spartan Stores, Inc.	47,038	848,095
Susser Holdings Corp. (a)(d)	26,144	600,789
The Pantry, Inc. (a)(d)	48,462	599,475
United Natural Foods, Inc. (a)(d)	99,547	3,815,637
Village Super Market, Inc. Class A	10,408	319,317
Weis Markets, Inc.	24,402	974,128
Winn-Dixie Stores, Inc. (a)(d)	117,587	650,256
		25,801,347
Food Products - 1.8%
Alico, Inc.	6,793	121,866
B&G Foods, Inc. Class A (d)	97,603	2,165,811
Bridgford Foods Corp.	4,789	39,653
Bunge Ltd.	310,822	19,426,375
Cal-Maine Foods, Inc. (d)	27,895	944,525
Calavo Growers, Inc.	26,969	716,297
Chiquita Brands International, Inc. (a)	92,664	770,038
Coffee Holding Co., Inc.	4,500	36,765
Corn Products International, Inc.	158,949	8,263,759
Darling International, Inc. (a)(d)	244,220	3,509,441
Diamond Foods, Inc. (d)	45,316	1,257,519
Dole Food Co., Inc. (a)(d)	97,530	824,129
Farmer Brothers Co. (d)	11,589	90,162
Flowers Foods, Inc.	286,497	5,664,046
Fresh Del Monte Produce, Inc.	82,858	2,078,907
Golden Enterprises Ltd.	2,595	9,160
Green Mountain Coffee Roasters, Inc. (a)(d)	255,108	13,375,312
Griffin Land & Nurseries, Inc.	4,104	114,912
Hain Celestial Group, Inc. (a)(d)	86,903	3,244,958
Harbinger Group, Inc. (a)	38,095	179,047
Imperial Sugar Co. (d)	28,869	127,601
Inventure Foods, Inc. (a)	25,815	103,518
J&J Snack Foods Corp.	28,888	1,498,709
John B. Sanfilippo & Son, Inc. (a)	23,941	189,134
Lancaster Colony Corp.	40,899	2,879,290
Lifeway Foods, Inc. (a)(d)	9,724	100,254
Limoneira Co. (d)	16,924	287,370
Omega Protein Corp. (a)	45,997	387,755
Overhill Farms, Inc. (a)	28,537	113,577
Pilgrims Pride Corp. (a)(d)	100,398	576,285
Ralcorp Holdings, Inc. (a)	114,789	9,334,641
Reddy Ice Holdings, Inc. (a)	45,654	21,919
Sanderson Farms, Inc. (d)	42,833	2,204,615
Seneca Foods Corp. Class A (a)	21,181	481,232

	Shares	Value
Smart Balance, Inc. (a)	144,048	$ 764,895
Smithfield Foods, Inc. (a)(d)	324,076	7,936,621
Snyders-Lance, Inc.	128,601	2,717,339
Tootsie Roll Industries, Inc. (d)	69,890	1,685,048
TreeHouse Foods, Inc. (a)(d)	74,400	4,905,192
		99,147,677
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	119,241	1,058,860
Church & Dwight Co., Inc.	296,801	13,133,444
Energizer Holdings, Inc. (a)(d)	145,702	10,531,341
Ocean Bio-Chem, Inc. (a)	12,528	27,562
Oil-Dri Corp. of America	14,323	298,778
Orchids Paper Products Co.	22,349	335,235
Spectrum Brands Holdings, Inc. (a)	53,063	1,486,825
WD-40 Co.	39,160	1,621,616
		28,493,661
Personal Products - 0.5%
CCA Industries, Inc.	3,083	15,569
Cyanotech Corp. (a)	3,808	22,086
Elizabeth Arden, Inc. (a)(d)	54,230	2,049,894
Herbalife Ltd.	251,966	13,933,720
Inter Parfums, Inc.	35,137	602,248
Mannatech, Inc. (a)	15,760	7,722
MediFast, Inc. (a)(d)	29,967	416,841
Natural Alternatives International, Inc. (a)	17,104	151,884
Nature's Sunshine Products, Inc. (a)	17,668	312,017
Nu Skin Enterprises, Inc. Class A	121,647	5,807,428
Nutraceutical International Corp. (a)	24,021	281,046
Parlux Fragrances, Inc. (a)	25,118	81,634
Physicians Formula Holdings, Inc. (a)	22,295	78,701
Prestige Brands Holdings, Inc. (a)(d)	103,259	1,020,199
Reliv International, Inc.	10,690	15,287
Revlon, Inc. (a)(d)	35,960	554,863
Schiff Nutrition International, Inc. (a)(d)	26,843	319,163
The Female Health Co.	46,956	211,302
United-Guardian, Inc.	2,824	41,795
USANA Health Sciences, Inc. (a)(d)	21,349	728,855
		26,652,254
Tobacco - 0.1%
Alliance One International, Inc. (a)(d)	232,212	650,194
Star Scientific, Inc. (a)(d)	226,518	598,008
Universal Corp. (d)	47,967	2,272,676
Vector Group Ltd. (d)	93,968	1,697,062
		5,217,940
TOTAL CONSUMER STAPLES		203,041,858
ENERGY - 6.9%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)(d)	116,798	4,788,718
Basic Energy Services, Inc. (a)(d)	65,515	1,234,303
Bolt Technology Corp.	24,542	283,460
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Bristow Group, Inc.	74,615	$ 3,436,767
C&J Energy Services, Inc. (d)	22,000	432,080
Cal Dive International, Inc. (a)(d)	192,996	455,471
Carbo Ceramics, Inc.	41,847	5,955,665
Complete Production Services, Inc. (a)(d)	165,438	5,768,823
Dawson Geophysical Co. (a)	17,762	619,539
Dresser-Rand Group, Inc. (a)(d)	168,729	8,785,719
Dril-Quip, Inc. (a)(d)	75,346	5,359,361
Energy Services of America Corp. (a)	5,080	15,138
ENGlobal Corp. (a)	44,577	96,286
Exterran Holdings, Inc. (a)(d)	132,499	1,518,439
Forbes Energy Services Ltd. (a)	4,729	24,591
Geokinetics, Inc. (a)	45,520	115,621
Global Geophysical Services, Inc. (a)	46,147	321,183
Global Industries Ltd. (a)(d)	220,536	1,759,877
Gulf Island Fabrication, Inc.	30,245	859,865
Gulfmark Offshore, Inc. Class A (a)	55,471	2,486,765
Helix Energy Solutions Group, Inc. (a)(d)	217,927	3,866,025
Hercules Offshore, Inc. (a)(d)	315,518	1,227,365
Hornbeck Offshore Services, Inc. (a)(d)	66,010	2,227,177
ION Geophysical Corp. (a)(d)	241,453	1,402,842
Key Energy Services, Inc. (a)	297,002	4,484,730
Lufkin Industries, Inc.	63,636	4,459,611
Matrix Service Co. (a)(d)	71,062	665,140
McDermott International, Inc. (a)	489,637	5,537,794
Mitcham Industries, Inc. (a)	24,562	359,588
Natural Gas Services Group, Inc. (a)	25,396	348,179
Newpark Resources, Inc. (a)(d)	184,790	1,655,718
Oceaneering International, Inc.	226,960	10,794,218
Oil States International, Inc. (a)(d)	107,701	8,104,500
OYO Geospace Corp. (a)	9,947	904,978
Parker Drilling Co. (a)(d)	242,503	1,687,821
Patterson-UTI Energy, Inc.	324,380	6,818,468
PHI, Inc. (non-vtg.) (a)	30,743	735,373
Pioneer Drilling Co. (a)(d)	132,423	1,454,005
RigNet, Inc.	17,441	287,079
RPC, Inc.	100,179	1,955,494
SEACOR Holdings, Inc.	46,740	4,055,630
Superior Energy Services, Inc. (a)(d)	172,597	5,127,857
Tesco Corp. (a)(d)	66,408	885,219
TETRA Technologies, Inc. (a)	155,121	1,424,011
TGC Industries, Inc. (a)	32,309	260,087
Tidewater, Inc.	108,622	5,474,549
Union Drilling, Inc. (a)	29,459	215,640
Unit Corp. (a)	99,822	5,052,990
Willbros Group, Inc. (a)	99,083	383,451
		126,173,210
Oil, Gas & Consumable Fuels - 4.7%
Abraxas Petroleum Corp. (a)(d)	199,696	720,903
Adams Resources & Energy, Inc.	14,021	371,416
Alon USA Energy, Inc.	31,382	268,316

	Shares	Value
Amyris, Inc. (a)(d)	40,772	$ 459,500
APCO Oil and Gas International, Inc.	22,879	1,817,737
Approach Resources, Inc. (a)(d)	57,728	1,805,732
Arch Coal, Inc.	446,407	7,316,611
ATP Oil & Gas Corp. (a)(d)	109,981	807,261
Barnwell Industries, Inc. (a)	11,298	37,283
Berry Petroleum Co. Class A (d)	111,238	4,881,123
Bill Barrett Corp. (a)(d)	96,449	3,761,511
BioFuel Energy Corp. (a)(d)	50,429	26,652
BPZ Energy, Inc. (a)(d)	218,335	696,489
Brigham Exploration Co. (a)	244,017	8,889,539
Callon Petroleum Co. (a)	73,635	395,420
Carrizo Oil & Gas, Inc. (a)(d)	72,656	2,067,790
Cheniere Energy, Inc. (a)(d)	146,962	1,484,316
Cimarex Energy Co.	183,110	12,283,019
Clayton Williams Energy, Inc. (a)(d)	18,611	1,376,470
Clean Energy Fuels Corp. (a)(d)	103,956	1,361,824
Cloud Peak Energy, Inc. (a)(d)	125,502	2,681,978
Cobalt International Energy, Inc. (a)(d)	317,135	3,390,173
Comstock Resources, Inc. (a)(d)	98,794	1,642,944
Concho Resources, Inc. (a)(d)	217,906	22,143,608
Contango Oil & Gas Co. (a)(d)	27,952	1,760,976
Continental Resources, Inc. (a)(d)	120,792	8,526,707
CREDO Petroleum Corp. (a)	17,574	158,693
Crimson Exploration, Inc. (a)(d)	82,961	240,587
Crosstex Energy, Inc. (d)	99,492	1,190,919
Cubic Energy, Inc. (a)(d)	80,504	43,472
CVR Energy, Inc. (a)	181,594	3,305,011
Delek US Holdings, Inc.	31,238	343,306
Delta Petroleum Corp. (a)(d)	39,687	25,003
DHT Holdings, Inc.	140,401	115,129
Double Eagle Petroleum Co. (a)	27,291	195,404
Earthstone Energy, Inc. (a)	4,213	63,153
Endeavour International Corp. (a)(d)	75,178	519,480
Energen Corp. (d)	151,456	7,681,848
Energy Partners Ltd. (a)	62,783	867,661
Evergreen Energy, Inc. (a)(d)	49,466	16,818
Evolution Petroleum Corp. (a)(d)	33,325	243,273
EXCO Resources, Inc. (d)	337,442	4,018,934
FieldPoint Petroleum Corp. (a)	9,981	30,242
Forest Oil Corp. (a)(d)	237,472	3,809,051
FX Energy, Inc. (a)(d)	108,663	518,323
Gasco Energy, Inc. (a)(d)	467,214	81,762
Gastar Exploration Ltd. (a)	112,646	360,467
GeoMet, Inc. (a)	60,223	64,439
Georesources, Inc. (a)(d)	43,651	1,244,490
Gevo, Inc. (a)(d)	16,005	98,431
GMX Resources, Inc. (a)(d)	104,152	137,481
Goodrich Petroleum Corp. (a)(d)	59,308	864,711
Green Plains Renewable Energy, Inc. (a)(d)	48,253	508,587
Gulfport Energy Corp. (a)(d)	86,113	2,734,088
Hallador Energy Co.	4,464	43,881
Harvest Natural Resources, Inc. (a)(d)	74,832	684,713
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
HKN, Inc. (a)	28,420	$ 74,460
HollyFrontier Corp.	410,451	9,542,986
Houston American Energy Corp. (d)	37,486	525,179
Hyperdynamics Corp. (a)(d)	296,991	1,092,927
Isramco, Inc. (a)	1,590	129,967
James River Coal Co. (a)(d)	72,283	599,226
Kinder Morgan Holding Co. LLC (d)	204,279	6,026,231
KiOR, Inc. Class A (d)	20,286	356,628
Kodiak Oil & Gas Corp. (a)(d)	522,050	4,635,804
Lucas Energy, Inc. (a)(d)	25,312	53,661
Magellan Petroleum Corp. (a)	98,389	111,180
Magnum Hunter Resources Corp. (d)	261,966	1,260,056
Magnum Hunter Resources Corp. warrants 10/14/13 (a)	19,383	0
McMoRan Exploration Co. (a)(d)	250,000	3,995,000
Mexco Energy Corp. (a)	2,175	15,203
Miller Energy Resources, Inc. (a)(d)	61,949	188,944
Northern Oil & Gas, Inc. (a)(d)	131,173	3,212,427
Oasis Petroleum, Inc. (a)	145,480	4,432,776
Overseas Shipholding Group, Inc. (d)	61,168	645,322
Pacific Ethanol, Inc. (a)(d)	31,476	33,050
Panhandle Royalty Co. Class A	15,804	533,069
Patriot Coal Corp. (a)(d)	188,239	1,959,568
Penn Virginia Corp. (d)	93,671	496,456
Petroleum Development Corp. (a)	48,457	1,625,732
Petroquest Energy, Inc. (a)(d)	116,987	803,701
Plains Exploration & Production Co. (a)	296,979	10,566,513
PostRock Energy Corp. (a)	15,646	43,652
PrimeEnergy Corp. (a)	1,965	39,673
Pyramid Oil Co. (a)	7,060	26,828
Quicksilver Resources, Inc. (a)(d)	274,950	2,227,095
Ram Energy Resources, Inc. (a)	134,902	136,251
Rentech, Inc. (a)(d)	462,003	688,384
Resolute Energy Corp. (a)(d)	126,445	1,713,330
Rex American Resources Corp. (a)	16,822	309,188
Rex Energy Corp. (a)(d)	71,177	1,149,509
Rosetta Resources, Inc. (a)(d)	110,680	6,014,351
Royale Energy, Inc. (a)(d)	11,555	44,371
SandRidge Energy, Inc. (a)(d)	803,353	5,904,645
Saratoga Resources, Inc. (a)(d)	15,181	69,833
SemGroup Corp. Class A (a)	77,809	2,190,323
Ship Finance International Ltd. (NY Shares) (d)	92,332	924,243
SM Energy Co.	133,417	10,605,317
SMF Energy Corp.	11,201	30,131
Solazyme, Inc. (d)	23,938	279,356
Southern Union Co.	251,615	10,371,570
Stone Energy Corp. (a)(d)	102,000	2,885,580
Swift Energy Co. (a)(d)	88,000	2,586,320
Synergy Resources Corp. (a)	18,532	64,862
Syntroleum Corp. (a)(d)	166,427	164,763

	Shares	Value
Targa Resources Corp.	77,675	$ 2,685,225
Teekay Corp. (d)	88,986	2,457,793
Tengasco, Inc. (a)	63,216	46,780
Toreador Resources Corp. (a)	47,652	183,937
Tri-Valley Corp. (a)(d)	75,638	13,622
Ultra Petroleum Corp. (a)(d)	319,921	11,264,418
Uranium Energy Corp. (a)(d)	194,558	593,402
Uranium Resources, Inc. (a)(d)	186,574	194,037
USEC, Inc. (a)(d)	243,528	343,374
Vaalco Energy, Inc. (a)(d)	119,162	750,721
Venoco, Inc. (a)	63,393	590,823
Verenium Corp. (a)(d)	27,821	73,726
Voyager Oil & Gas, Inc. (a)(d)	93,088	237,374
W&T Offshore, Inc.	74,263	1,486,745
Warren Resources, Inc. (a)	155,341	442,722
Western Refining, Inc. (a)(d)	113,744	1,352,416
Westmoreland Coal Co. (a)	20,559	210,730
Whiting Petroleum Corp. (a)(d)	246,447	11,462,250
World Fuel Services Corp.	153,321	6,572,871
Zion Oil & Gas, Inc. (a)(d)	79,461	208,982
Zion Oil & Gas, Inc. warrants 8/15/12 (a)(d)	26,798	5,360
		263,747,604
TOTAL ENERGY		389,920,814
FINANCIALS - 20.1%
Capital Markets - 1.4%
Affiliated Managers Group, Inc. (a)	108,584	10,268,789
Arlington Asset Investment Corp. (d)	20,855	415,849
Artio Global Investors, Inc. Class A	101,446	594,474
BGC Partners, Inc. Class A	168,344	1,063,934
Calamos Asset Management, Inc. Class A	42,824	506,608
CIFI Corp. (a)	5,983	33,445
Cohen & Steers, Inc. (d)	41,701	1,135,101
Cowen Group, Inc. Class A (a)(d)	224,983	553,458
Diamond Hill Investment Group, Inc.	5,385	405,921
Duff & Phelps Corp. Class A	52,333	773,482
Eaton Vance Corp. (non-vtg.) (d)	247,297	5,942,547
Edelman Financial Group, Inc.	45,395	308,686
Epoch Holding Corp. (d)	35,731	869,335
Evercore Partners, Inc. Class A	51,523	1,426,672
FBR Capital Markets Corp. (a)	115,653	218,584
Financial Engines, Inc. (a)(d)	86,764	1,906,205
FirstCity Financial Corp. (a)	5,260	36,767
FXCM, Inc. Class A (d)	32,446	327,056
GAMCO Investors, Inc. Class A	11,674	551,130
GFI Group, Inc.	127,737	542,882
Gleacher & Co., Inc. (a)(d)	147,210	189,901
Greenhill & Co., Inc.	60,155	2,319,577
HFF, Inc. (a)(d)	67,846	761,232
ICG Group, Inc. (a)	100,232	862,998
Institutional Financial Markets, Inc.	16,813	23,538
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
INTL FCStone, Inc. (a)(d)	31,903	$ 794,066
Investment Technology Group, Inc. (a)(d)	93,365	994,337
Janus Capital Group, Inc. (d)	420,000	2,772,000
Jefferies Group, Inc. (d)	302,772	3,463,712
JMP Group, Inc.	40,214	285,117
KBW, Inc.	72,402	986,839
Knight Capital Group, Inc. Class A (a)(d)	206,234	2,604,735
Ladenburg Thalmann Financial Services, Inc. (a)(d)	215,882	507,323
LPL Investment Holdings, Inc.	80,000	2,400,000
Medallion Financial Corp.	52,498	617,376
Oppenheimer Holdings, Inc. Class A (non-vtg.)	30,185	466,660
Penson Worldwide, Inc. (a)(d)	47,870	56,008
Piper Jaffray Companies (a)(d)	44,362	918,293
Pzena Investment Management, Inc.	13,002	63,970
Raymond James Financial, Inc.	211,946	6,318,110
Rodman & Renshaw Capital Group, Inc. (a)(d)	104,949	48,696
Safeguard Scientifics, Inc. (a)	43,734	736,918
SEI Investments Co.	318,629	5,352,967
Stifel Financial Corp. (a)(d)	111,917	3,547,769
SWS Group, Inc. (d)	80,179	514,749
TD Ameritrade Holding Corp. (d)	485,607	7,910,538
Teton Advisors, Inc. (a)	145	2,327
U.S. Global Investments, Inc. Class A	36,632	251,662
Virtus Investment Partners, Inc. (a)	13,764	1,044,550
Waddell & Reed Financial, Inc. Class A	179,497	4,878,728
Walter Investment Management Corp.	58,571	1,309,648
Westwood Holdings Group, Inc.	12,700	482,981
WisdomTree Investments, Inc. (a)	100,000	623,000
		81,991,250
Commercial Banks - 4.1%
1st Source Corp.	35,268	885,579
1st United Bancorp, Inc. (a)	59,992	330,556
Access National Corp.	2,733	24,761
ACNB Corp.	12,413	173,782
Alliance Financial Corp. (d)	10,655	315,814
Ameriana Bancorp	2,223	8,892
American National Bankshares, Inc.	12,589	233,526
Ameris Bancorp (a)(d)	48,535	485,350
AmeriServ Financial, Inc. (a)(d)	12,760	25,648
Ames National Corp. (d)	14,284	231,258
Anchor Bancorp	6,363	37,923
Arrow Financial Corp.	28,188	666,928
Associated Banc-Corp.	364,877	3,794,721
Auburn National Bancorp., Inc.	1,912	37,284
BancFirst Corp.	17,657	655,604
Bancorp Rhode Island, Inc.	9,088	393,147
Bancorp, Inc., Delaware (a)	66,983	535,864
BancorpSouth, Inc.	162,956	1,596,969

	Shares	Value
BancTrust Financial Group, Inc. (a)(d)	34,209	$ 59,182
Bank of Hawaii Corp.	98,531	4,192,494
Bank of Kentucky Financial Corp.	10,625	224,825
Bank of Marin Bancorp (d)	11,021	406,895
Bank of the Ozarks, Inc.	66,196	1,876,657
Banner Bank	32,759	530,041
Bar Harbor Bankshares	9,461	271,625
BCB Bancorp, Inc.	7,549	75,565
Berkshire Bancorp, Inc. (a)	1,110	7,648
BOK Financial Corp.	55,279	3,032,053
Boston Private Financial Holdings, Inc.	161,973	1,258,530
Bridge Bancorp, Inc. (d)	10,963	211,696
Bridge Capital Holdings (a)(d)	15,251	158,153
Bryn Mawr Bank Corp.	21,145	391,394
BSB Bancorp, Inc.	19,579	199,902
C & F Financial Corp.	502	11,320
Camden National Corp. (d)	15,714	465,763
Cape Bancorp, Inc. (a)	25,193	183,909
Capital Bank Corp. (a)(d)	18,858	37,150
Capital City Bank Group, Inc. (d)	29,072	305,547
CapitalSource, Inc.	671,726	4,332,633
Cardinal Financial Corp.	61,598	658,483
Cascade Bancorp (a)(d)	30,189	124,077
Cathay General Bancorp	164,381	2,279,964
Center Bancorp, Inc.	24,715	246,161
Center Financial Corp. (a)	92,580	682,315
Centerstate Banks of Florida, Inc.	56,952	321,209
Central Pacific Financial Corp. (a)	11,286	150,330
Century Bancorp, Inc. Class A (non-vtg.)	7,814	218,401
Chemical Financial Corp.	55,700	1,145,192
CIT Group, Inc. (a)	421,753	14,280,557
Citizens & Northern Corp.	28,411	483,271
Citizens Holding Co.	2,280	40,721
Citizens Republic Bancorp, Inc. (a)	84,126	910,664
City Holding Co. (d)	34,461	1,122,050
City National Corp.	106,269	4,507,931
CNB Financial Corp., Pennsylvania	24,450	386,310
CoBiz, Inc.	125,456	668,680
Colony Bankcorp, Inc. (a)	4,000	8,800
Columbia Banking Systems, Inc.	82,145	1,478,610
Commerce Bancshares, Inc.	177,762	6,618,079
Community Bank System, Inc.	78,278	2,068,105
Community Partners Bancorp (a)	1,352	6,368
Community Trust Bancorp, Inc.	34,249	965,479
Cullen/Frost Bankers, Inc.	120,638	6,100,664
CVB Financial Corp. (d)	198,407	1,950,341
Eagle Bancorp, Inc., Maryland (a)(d)	42,730	634,113
East West Bancorp, Inc. (d)	309,846	6,063,686
Eastern Virgina Bankshares, Inc.	3,012	6,175
Encore Bancshares, Inc. (a)(d)	20,453	246,765
Enterprise Bancorp, Inc.	11,330	163,605
Enterprise Financial Services Corp.	35,927	518,786
Farmers Capital Bank Corp. (a)	5,824	24,985
Farmers National Banc Corp. (d)	41,229	185,531
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fidelity Southern Corp.	10,339	$ 62,241
Financial Institutions, Inc.	26,944	448,618
First Bancorp, North Carolina	34,349	404,631
First Bancorp, Puerto Rico (a)(d)	83,028	290,598
First Busey Corp.	161,346	848,680
First California Financial Group, Inc. (a)	58,547	180,910
First Citizen Bancshares, Inc.	13,075	2,244,455
First Commonwealth Financial Corp.	212,340	987,381
First Community Bancshares, Inc.	34,379	426,300
First Connecticut Bancorp, Inc.	34,934	441,915
First Financial Bancorp, Ohio	125,711	1,996,291
First Financial Bankshares, Inc. (d)	88,879	2,933,007
First Financial Corp., Indiana	24,105	802,455
First Financial Service Corp. (a)	745	1,110
First Interstate Bancsystem, Inc.	33,673	396,668
First M&F Corp.	1,684	5,018
First Merchants Corp.	56,317	456,168
First Midwest Bancorp, Inc., Delaware	155,623	1,478,419
First of Long Island Corp.	15,466	401,343
First Republic Bank	162,906	4,623,272
First Security Group, Inc. (a)	1,070	1,477
First South Bancorp, Inc., Virginia (a)	39,689	144,071
First United Corp.	14,402	44,790
Firstbank Corp., Michigan	7,615	38,837
FirstMerit Corp.	236,536	3,455,791
FNB Corp., Pennsylvania	262,047	2,793,421
FNB United Corp. (a)(d)	1,709	22,490
Fulton Financial Corp.	416,928	3,902,446
German American Bancorp, Inc. (d)	25,909	465,844
Glacier Bancorp, Inc. (d)	149,478	1,795,231
Great Southern Bancorp, Inc.	21,585	460,840
Green Bankshares, Inc. (a)(d)	33,783	43,580
Guaranty Bancorp (a)	79,862	111,807
Hampton Roads Bankshares, Inc. (a)	56,222	174,850
Hancock Holding Co.	162,186	4,952,350
Hanmi Financial Corp. (a)(d)	396,181	346,817
Hawthorn Bancshares, Inc.	6,079	37,811
Heartland Financial USA, Inc.	31,079	478,927
Heritage Commerce Corp. (a)(d)	40,322	201,610
Heritage Financial Corp., Washington	35,332	435,997
Heritage Oaks Bancorp (a)	17,210	57,998
Home Bancorp, Inc. (a)	15,028	228,576
Home Bancshares, Inc.	54,121	1,345,448
Horizon Bancorp Industries	4,412	112,771
Hudson Valley Holding Corp.	41,056	835,490
IBERIABANK Corp. (d)	64,510	3,213,888
Independent Bank Corp. (a)(d)	17,064	23,890
Independent Bank Corp., Massachusetts (d)	45,285	1,183,750
International Bancshares Corp.	125,554	2,244,906
Intervest Bancshares Corp. Class A (a)	43,436	117,277

	Shares	Value
Investors Bancorp, Inc. (a)	108,165	$ 1,480,779
Lakeland Bancorp, Inc. (d)	53,953	466,693
Lakeland Financial Corp.	34,881	855,282
Macatawa Bank Corp. (a)(d)	67,984	149,565
MainSource Financial Group, Inc.	42,624	352,927
MB Financial, Inc.	113,058	1,919,725
MBT Financial Corp. (a)	10,000	11,300
Mercantile Bancorp, Inc., Illinois (a)(d)	5,364	1,341
Mercantile Bank Corp. (a)(d)	17,873	168,185
Merchants Bancshares, Inc.	11,980	343,826
Metro Bancorp, Inc. (a)	41,607	352,411
Metrocorp Bancshares, Inc. (a)	24,932	121,170
Middleburg Financial Corp.	11,956	174,318
Midsouth Bancorp, Inc.	24,320	310,323
MidWestOne Financial Group, Inc.	16,120	240,672
Nara Bancorp, Inc. (a)(d)	96,049	899,979
National Bankshares, Inc.	13,956	381,697
National Penn Bancshares, Inc. (d)	283,008	2,357,457
NBT Bancorp, Inc.	75,329	1,604,508
NewBridge Bancorp (a)	32,890	121,693
North Valley Bancorp (a)	2,276	22,282
Northern States Financial Corp. (a)	2,836	2,589
Northfield Bancorp, Inc. (d)	48,748	699,534
Northrim Bancorp, Inc.	10,594	193,870
Norwood Financial Corp.	2,777	67,342
OBA Financial Services, Inc. (a)	4,224	61,248
Ohio Valley Banc Corp.	6,981	127,962
Old National Bancorp, Indiana	197,074	2,211,170
Old Second Bancorp, Inc. (a)(d)	34,774	43,468
OmniAmerican Bancorp, Inc. (a)	21,285	315,018
Oriental Financial Group, Inc.	97,881	1,074,733
Orrstown Financial Services, Inc.	13,986	120,839
Pacific Capital Bancorp NA (a)(d)	17,597	454,882
Pacific Continental Corp.	39,001	369,339
Pacific Mercantile Bancorp (a)	13,335	39,472
PacWest Bancorp	69,253	1,293,646
Park National Corp. (d)	28,387	1,728,768
Park Sterling Corp. (a)	59,806	232,645
Patriot National Bancorp, Inc. (a)(d)	14,022	25,941
Peapack-Gladstone Financial Corp. (d)	16,611	172,422
Penns Woods Bancorp, Inc.	7,632	292,687
Peoples Bancorp of North Carolina	1,842	10,278
Peoples Bancorp, Inc.	20,106	258,764
Peoples Financial Corp., Mississippi	7,232	73,839
Pinnacle Financial Partners, Inc. (a)(d)	71,032	1,064,770
Popular, Inc. (a)	2,165,752	3,226,970
Porter Bancorp, Inc.	3,733	8,026
Preferred Bank, Los Angeles (a)	18,933	142,944
Premier Financial Bancorp, Inc. (a)	4,520	21,289
PremierWest Bancorp (a)(d)	17,140	16,969
Princeton National Bancorp, Inc. (a)(d)	3,779	6,613
PrivateBancorp, Inc.	138,942	1,333,843
Prosperity Bancshares, Inc. (d)	104,563	4,181,474
QCR Holdings, Inc.	6,005	53,925
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Renasant Corp.	54,170	$ 802,799
Republic Bancorp, Inc., Kentucky Class A	22,049	467,439
Republic First Bancorp, Inc. (a)	43,056	60,278
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	7,039
S&T Bancorp, Inc. (d)	65,011	1,200,103
S.Y. Bancorp, Inc.	26,121	554,810
Sandy Spring Bancorp, Inc.	51,493	891,344
Savannah Bancorp, Inc. (a)	3,956	21,125
SCBT Financial Corp.	39,694	1,130,485
Seacoast Banking Corp., Florida (a)	204,897	305,297
Shore Bancshares, Inc.	20,686	121,427
Sierra Bancorp	28,927	292,452
Signature Bank, New York (a)(d)	88,461	5,168,776
Simmons First National Corp. Class A (d)	35,300	935,450
Southern National Bancorp of Virginia, Inc. (a)	12,282	74,429
Southside Bancshares, Inc.	38,340	831,595
Southwest Bancorp, Inc., Oklahoma (a)	44,454	219,158
State Bancorp, Inc., New York	30,308	354,301
State Bank Financial Corp. (a)	65,049	976,385
State Investors Bancorp, Inc. (a)	5,912	60,362
StellarOne Corp.	47,424	581,418
Sterling Bancorp, New York	62,200	543,006
Sterling Financial Corp., Washington (a)	55,777	885,739
Suffolk Bancorp	24,189	211,412
Summit Financial Group, Inc. (a)	1,800	4,374
Sun Bancorp, Inc., New Jersey (a)(d)	127,043	327,771
Susquehanna Bancshares, Inc. (d)	351,945	2,787,404
SVB Financial Group (a)(d)	94,434	4,442,175
Synovus Financial Corp.	1,517,723	2,261,407
Taylor Capital Group, Inc. (a)(d)	28,054	240,142
Taylor Capital Group, Inc. rights 12/14/11 (a)	28,054	3,047
TCF Financial Corp. (d)	333,798	3,358,008
Tennessee Commerce Bancorp, Inc. (a)	41,943	3,150
Texas Capital Bancshares, Inc. (a)(d)	76,497	2,207,703
The First Bancorp, Inc. (d)	19,885	288,730
TIB Financial Corp. (a)	777	7,242
Tompkins Financial Corp. (d)	20,721	830,912
Tower Bancorp, Inc.	37,415	1,021,055
TowneBank (d)	60,370	750,399
Trico Bancshares (d)	30,606	452,051
Trustmark Corp.	117,611	2,629,782
UMB Financial Corp.	79,916	2,853,001
Umpqua Holdings Corp. (d)	254,223	3,177,788
Union Bankshares, Inc.	388	7,329
Union/First Market Bankshares Corp.	45,249	592,309
United Bankshares, Inc., West Virginia (d)	105,326	2,814,311
United Community Banks, Inc., Georgia (a)(d)	41,124	286,223

	Shares	Value
United Security Bancshares, Inc.	8,545	$ 43,152
United Security Bancshares, California (d)	7,128	16,252
Univest Corp. of Pennsylvania	33,462	505,945
Valley National Bancorp	370,814	4,375,605
Virginia Commerce Bancorp, Inc. (a)(d)	58,708	392,169
VIST Financial Corp.	18,675	121,948
Washington Banking Co., Oak Harbor	35,906	404,661
Washington Trust Bancorp, Inc.	34,101	811,945
Webster Financial Corp.	154,592	3,045,462
WesBanco, Inc.	56,089	1,101,588
West Bancorp., Inc.	25,000	241,250
West Coast Bancorp (a)	36,737	596,976
Westamerica Bancorp.	70,836	3,252,081
Western Alliance Bancorp. (a)(d)	183,053	1,151,403
Wilshire Bancorp, Inc. (a)(d)	124,300	397,760
Wintrust Financial Corp. (d)	76,756	2,133,049
Xenith Bankshares, Inc. (a)	16,585	63,355
Yadkin Valley Financial Corp. (a)	15,173	25,035
		231,621,447
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	114,471	975,293
Cash America International, Inc. (d)	61,500	3,057,165
CompuCredit Holdings Corp. (a)(d)	36,887	133,531
Consumer Portfolio Services, Inc. (a)	11,918	11,084
Credit Acceptance Corp. (a)(d)	14,550	1,193,246
DFC Global Corp. (a)	92,459	1,678,131
EZCORP, Inc. (non-vtg.) Class A (a)(d)	102,437	2,979,892
First Cash Financial Services, Inc. (a)(d)	61,832	2,244,502
First Marblehead Corp. (a)(d)	128,010	144,651
Green Dot Corp. Class A (a)(d)	42,106	1,406,340
Imperial Holdings, Inc. (a)	37,498	70,871
Nelnet, Inc. Class A	61,253	1,403,306
Netspend Holdings, Inc. (a)(d)	69,646	439,466
QC Holdings, Inc.	15,649	56,180
White River Capital, Inc.	5,377	136,576
World Acceptance Corp. (a)	37,666	2,584,641
		18,514,875
Diversified Financial Services - 0.4%
Asset Acceptance Capital Corp. (a)(d)	17,141	60,336
Asta Funding, Inc.	23,730	196,722
California First National Bancorp	1,545	24,488
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	187,031	5,034,875
Encore Capital Group, Inc. (a)(d)	46,044	1,003,759
Gain Capital Holdings, Inc.	22,236	148,314
Interactive Brokers Group, Inc.	80,367	1,195,057
Life Partners Holdings, Inc. (d)	22,647	139,053
MarketAxess Holdings, Inc.	67,374	1,949,804
Marlin Business Services Corp.	19,144	248,872
MicroFinancial, Inc.	5,166	29,963
MSCI, Inc. Class A (a)(d)	251,661	8,493,559
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
NCP Litigation Trust (a)	200	$ 0
NewStar Financial, Inc. (a)(d)	67,474	667,318
PHH Corp. (a)(d)	116,881	1,795,292
PICO Holdings, Inc. (a)(d)	45,617	1,009,960
Portfolio Recovery Associates, Inc. (a)(d)	35,226	2,443,628
Primus Guaranty Ltd. (a)(d)	28,825	168,338
Resource America, Inc. Class A	23,799	117,567
Vector Capital Corp. rights	49,572	1
		24,726,906
Insurance - 4.2%
21st Century Holding Co. (a)	8,797	24,456
Alleghany Corp. (d)	17,409	5,013,792
Allied World Assurance Co. Holdings Ltd.	81,483	4,847,424
American Equity Investment Life Holding Co.	119,336	1,319,856
American Financial Group, Inc. (d)	190,000	6,840,000
American Independence Corp. (a)	3,087	14,509
American National Insurance Co.	29,749	2,133,003
American Safety Insurance Group Ltd. (a)	24,056	529,232
Amerisafe, Inc. (a)(d)	44,533	1,043,854
Amtrust Financial Services, Inc. (d)	49,229	1,305,061
Arch Capital Group Ltd. (a)(d)	277,545	10,482,875
Argo Group International Holdings, Ltd.	64,674	1,894,948
Arthur J. Gallagher & Co. (d)	232,961	7,217,132
Aspen Insurance Holdings Ltd.	147,997	3,924,880
Assured Guaranty Ltd. (d)	350,596	3,400,781
Axis Capital Holdings Ltd.	270,751	8,645,079
Baldwin & Lyons, Inc. Class B	18,379	404,338
Brown & Brown, Inc.	239,280	4,991,381
Citizens, Inc. Class A (a)(d)	77,316	666,464
CNA Financial Corp.	57,420	1,502,107
CNO Financial Group, Inc. (a)	473,962	2,995,440
Crawford & Co. Class B	60,205	379,894
Delphi Financial Group, Inc. Class A	96,064	2,641,760
Donegal Group, Inc. Class A	26,385	360,155
Eastern Insurance Holdings, Inc.	14,834	201,891
eHealth, Inc. (a)(d)	59,193	897,958
EMC Insurance Group	12,011	245,985
Employers Holdings, Inc.	87,592	1,521,473
Endurance Specialty Holdings Ltd.	84,638	3,061,356
Enstar Group Ltd. (a)(d)	20,537	2,076,496
Erie Indemnity Co. Class A	61,158	4,512,849
Everest Re Group Ltd.	94,089	8,254,428
FBL Financial Group, Inc. Class A	27,794	944,440
Fidelity National Financial, Inc. Class A (d)	471,276	7,479,150
First Acceptance Corp. (a)	24,679	28,874
First American Financial Corp.	216,245	2,508,442
Flagstone Reinsurance Holdings Ltd.	110,570	904,463
Fortegra Financial Corp. (a)	10,980	63,684

	Shares	Value
Global Indemnity PLC (a)	37,631	$ 708,968
Greenlight Capital Re, Ltd. (a)(d)	63,768	1,520,229
Hallmark Financial Services, Inc. (a)	23,631	187,866
Hanover Insurance Group, Inc.	94,048	3,393,252
Harleysville Group, Inc. (d)	30,356	1,790,093
HCC Insurance Holdings, Inc.	240,086	6,453,512
Hilltop Holdings, Inc. (a)	103,357	875,434
Horace Mann Educators Corp.	81,387	993,735
Independence Holding Co. (d)	11,587	98,605
Infinity Property & Casualty Corp.	26,156	1,502,139
Investors Title Co.	2,693	98,591
Kansas City Life Insurance Co.	8,684	279,972
Kemper Corp.	94,827	2,612,484
Maiden Holdings Ltd.	134,324	1,168,619
Markel Corp. (a)	20,512	8,233,517
MBIA, Inc. (a)(d)	321,835	3,121,800
Meadowbrook Insurance Group, Inc.	111,638	1,138,708
Mercury General Corp.	52,619	2,366,803
Montpelier Re Holdings Ltd. (d)	139,421	2,372,945
National Financial Partners Corp. (a)(d)	107,512	1,483,666
National Interstate Corp.	12,547	292,722
National Security Group, Inc.	2,778	26,697
National Western Life Insurance Co. Class A	5,143	745,941
Navigators Group, Inc. (a)(d)	29,134	1,360,266
Old Republic International Corp. (d)	511,766	4,206,717
OneBeacon Insurance Group Ltd.	47,103	723,973
PartnerRe Ltd.	141,585	9,304,966
Penn Millers Holding Corp. (a)	7,243	148,554
Phoenix Companies, Inc. (a)(d)	232,680	421,151
Platinum Underwriters Holdings Ltd.	76,798	2,644,155
Presidential Life Corp.	46,934	479,665
Primerica, Inc.	82,487	1,893,902
ProAssurance Corp.	64,616	5,144,080
Protective Life Corp. (d)	178,332	3,957,187
Reinsurance Group of America, Inc.	154,674	7,965,711
RenaissanceRe Holdings Ltd.	107,381	7,886,061
RLI Corp.	38,582	2,734,306
Safety Insurance Group, Inc.	31,170	1,304,153
SeaBright Insurance Holdings, Inc.	51,078	349,884
Selective Insurance Group, Inc.	108,320	1,785,114
StanCorp Financial Group, Inc. (d)	96,491	3,402,273
State Auto Financial Corp.	29,911	356,539
Stewart Information Services Corp.	39,262	414,214
Symetra Financial Corp.	198,347	1,872,396
Tower Group, Inc.	79,758	1,674,120
Transatlantic Holdings, Inc.	131,778	7,200,350
Unico American Corp.	2,607	28,051
United Fire & Casualty Co.	45,430	889,974
Universal Insurance Holdings, Inc.	43,849	151,718
Validus Holdings Ltd.	146,156	4,397,834
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
W.R. Berkley Corp.	258,896	$ 8,830,943
White Mountains Insurance Group Ltd.	13,674	5,803,246
		234,077,711
Real Estate Investment Trusts - 8.1%
Acadia Realty Trust (SBI) (d)	92,883	1,818,649
AG Mortgage Investment Trust, Inc.	12,792	229,616
Agree Realty Corp.	28,120	685,847
Alexanders, Inc.	7,463	2,959,900
Alexandria Real Estate Equities, Inc. (d)	128,329	8,413,249
American Assets Trust, Inc.	66,689	1,376,461
American Campus Communities, Inc. (d)	152,741	6,008,831
American Capital Agency Corp.	455,844	13,078,164
American Capital Mortgage Investment Corp.	17,526	312,138
Annaly Capital Management, Inc.	2,032,583	32,663,609
Anworth Mortgage Asset Corp.	286,499	1,813,539
Apollo Commercial Real Estate Finance, Inc.	43,970	597,992
Arbor Realty Trust, Inc. (a)(d)	92,064	317,621
Armour Residential REIT, Inc. (d)	205,399	1,466,549
Ashford Hospitality Trust, Inc. (d)	135,703	1,080,196
Associated Estates Realty Corp.	86,604	1,397,789
BioMed Realty Trust, Inc. (d)	324,407	5,777,689
Brandywine Realty Trust (SBI) (d)	281,518	2,452,022
BRE Properties, Inc.	153,033	7,446,586
BRT Realty Trust (a)	7,942	49,876
Camden Property Trust (SBI)	147,580	8,519,793
Campus Crest Communities, Inc.	70,294	708,564
Capital Trust, Inc. Class A (a)(d)	85,860	203,488
CapLease, Inc. (d)	143,989	597,554
Capstead Mortgage Corp.	187,856	2,344,443
CBL & Associates Properties, Inc. (d)	312,528	4,466,025
Cedar Shopping Centers, Inc.	105,841	353,509
Chatham Lodging Trust	37,534	401,989
Chesapeake Lodging Trust	65,973	1,048,971
Chimera Investment Corp. (d)	2,144,645	5,726,202
Cogdell Spencer, Inc.	133,719	501,446
Colonial Properties Trust (SBI) (d)	181,383	3,598,639
Colony Financial, Inc. (d)	63,933	946,208
CommonWealth REIT	174,324	2,918,184
Coresite Realty Corp.	59,420	995,285
Corporate Office Properties Trust (SBI) (d)	147,223	3,069,600
Cousins Properties, Inc.	217,353	1,293,250
Crexus Investment Corp.	147,343	1,438,068
CubeSmart	222,676	2,220,080
Cys Investments, Inc. (d)	185,000	2,429,050
DCT Industrial Trust, Inc. (d)	498,172	2,396,207
DDR Corp.	472,958	5,528,879
DiamondRock Hospitality Co. (d)	357,776	3,141,273
Digital Realty Trust, Inc.	205,720	13,063,220
Douglas Emmett, Inc. (d)	261,917	4,709,268

	Shares	Value
Duke Realty LP	526,649	$ 6,109,128
DuPont Fabros Technology, Inc. (d)	145,560	3,279,467
EastGroup Properties, Inc. (d)	54,633	2,325,727
Education Realty Trust, Inc. (d)	179,142	1,669,603
Entertainment Properties Trust (SBI) (d)	96,934	4,332,950
Equity Lifestyle Properties, Inc.	84,977	5,254,128
Equity One, Inc.	121,453	2,029,480
Essex Property Trust, Inc.	69,855	9,280,237
Excel Trust, Inc.	82,459	906,224
Extra Space Storage, Inc. (d)	197,159	4,751,532
Federal Realty Investment Trust (SBI) (d)	132,138	11,684,963
FelCor Lodging Trust, Inc. (a)	316,013	831,114
First Industrial Realty Trust, Inc. (a)(d)	173,098	1,644,431
First Potomac Realty Trust	104,179	1,326,199
Franklin Street Properties Corp. (d)	149,212	1,627,903
General Growth Properties, Inc.	843,787	11,880,521
Getty Realty Corp.	61,162	978,592
Gladstone Commercial Corp.	28,855	493,421
Glimcher Realty Trust (d)	232,611	2,023,716
Government Properties Income Trust	72,848	1,584,444
Gramercy Capital Corp. (a)	89,556	248,070
Hatteras Financial Corp.	162,934	4,366,631
Healthcare Realty Trust, Inc.	158,187	2,787,255
Hersha Hospitality Trust	303,461	1,304,882
Highwoods Properties, Inc. (SBI)	148,353	4,278,501
Home Properties, Inc.	83,798	4,606,376
Hospitality Properties Trust (SBI) (d)	257,709	5,677,329
Hudson Pacific Properties, Inc.	42,636	547,446
Inland Real Estate Corp.	155,936	1,157,045
Invesco Mortgage Capital, Inc.	236,414	3,728,249
Investors Real Estate Trust	171,499	1,203,923
iStar Financial, Inc. (a)(d)	213,477	1,186,932
Kilroy Realty Corp. (d)	119,047	4,296,406
Kite Realty Group Trust	135,125	570,228
LaSalle Hotel Properties (SBI)	179,910	4,211,693
Lexington Corporate Properties Trust (d)	299,127	2,267,383
Liberty Property Trust (SBI) (d)	239,489	7,139,167
LTC Properties, Inc.	60,414	1,736,903
Mack-Cali Realty Corp.	191,873	4,888,924
Medical Properties Trust, Inc.	245,679	2,348,691
MFA Financial, Inc.	731,070	5,029,762
Mid-America Apartment Communities, Inc.	75,330	4,317,916
Mission West Properties, Inc.	47,795	366,588
Monmouth Real Estate Investment Corp. Class A	64,543	547,970
MPG Office Trust, Inc. (a)(d)	162,913	337,230
National Health Investors, Inc.	53,803	2,276,405
National Retail Properties, Inc.	193,609	5,122,894
New York Mortgage Trust, Inc.	33,749	239,618
NorthStar Realty Finance Corp. (d)	199,299	874,923
Omega Healthcare Investors, Inc. (d)	212,111	3,803,150
One Liberty Properties, Inc. (d)	28,128	457,643
Parkway Properties, Inc.	47,937	484,643
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pebblebrook Hotel Trust	113,380	$ 2,099,798
Pennsylvania Real Estate Investment Trust (SBI)	112,095	1,045,846
Pennymac Mortgage Investment Trust	55,638	896,885
Piedmont Office Realty Trust, Inc. Class A	360,602	6,000,417
PMC Commercial Trust	13,167	95,724
Post Properties, Inc. (d)	108,037	4,320,400
Potlatch Corp. (d)	92,090	2,961,614
PS Business Parks, Inc.	43,000	2,266,100
RAIT Financial Trust (d)	69,131	308,324
Ramco-Gershenson Properties Trust (SBI) (d)	91,827	779,611
Rayonier, Inc.	255,456	10,381,732
Realty Income Corp.	260,916	8,834,616
Redwood Trust, Inc.	149,734	1,546,752
Regency Centers Corp. (d)	184,418	6,852,973
Resource Capital Corp. (d)	141,840	756,007
Retail Opportunity Investments Corp. (d)	100,440	1,183,183
RLJ Lodging Trust	134,924	2,158,784
Sabra Health Care REIT, Inc.	78,716	834,390
Saul Centers, Inc.	19,839	692,579
Senior Housing Properties Trust (SBI)	315,485	6,912,276
SL Green Realty Corp. (d)	178,888	11,777,986
Sovran Self Storage, Inc. (d)	63,213	2,632,189
Stag Industrial, Inc.	32,635	342,341
Starwood Property Trust, Inc.	210,064	3,747,542
Strategic Hotel & Resorts, Inc. (a)	335,820	1,685,816
Summit Hotel Properties, Inc.	68,745	578,833
Sun Communities, Inc.	40,021	1,430,351
Sunstone Hotel Investors, Inc. (a)(d)	299,880	2,285,086
Supertel Hospitality, Inc., Maryland (a)	13,197	10,690
Tanger Factory Outlet Centers, Inc. (d)	179,373	5,085,225
Taubman Centers, Inc. (d)	124,145	7,737,958
Terreno Realty Corp.	21,372	273,562
The Macerich Co. (d)	275,181	13,786,568
Transcontinental Realty Investors, Inc. (a)	1,497	2,710
Two Harbors Investment Corp.	300,000	2,808,000
UDR, Inc.	454,701	10,685,474
UMH Properties, Inc.	26,836	247,160
Universal Health Realty Income Trust (SBI)	28,666	1,058,062
Urstadt Biddle Properties, Inc.	5,274	84,384
Urstadt Biddle Properties, Inc. Class A	50,629	854,111
Washington (REIT) (SBI)	136,137	3,704,288
Weingarten Realty Investors (SBI)	249,154	5,154,996
Whitestone REIT Class B	24,805	296,420
Winthrop Realty Trust	59,385	554,656
		456,742,493
Real Estate Management & Development - 0.5%
American Realty Capital Properties, Inc.	5,400	55,350
American Realty Investments, Inc. (a)	1,965	2,535
Avatar Holdings, Inc. (a)	24,732	146,908

	Shares	Value
Brookfield Properties Corp.	543,083	$ 8,024,178
Consolidated-Tomoka Land Co.	11,328	298,946
Forest City Enterprises, Inc. Class A (a)(d)	275,710	3,347,119
Forestar Group, Inc. (a)(d)	73,423	1,116,030
Grubb & Ellis Co. (a)(d)	102,602	24,727
Howard Hughes Corp. (a)	54,951	2,538,187
Jones Lang LaSalle, Inc.	89,840	5,787,493
Kennedy-Wilson Holdings, Inc. (d)	72,235	798,919
Maui Land & Pineapple, Inc. (a)	17,270	67,526
Preferred Apartment Communities, Inc. Class A	2,507	15,393
Stratus Properties, Inc. (a)	6,633	49,350
Tejon Ranch Co. (a)(d)	30,567	754,088
The St. Joe Co. (a)(d)	189,083	2,719,014
Thomas Properties Group, Inc.	74,194	220,356
ZipRealty, Inc. (a)	22,759	25,490
		25,991,609
Thrifts & Mortgage Finance - 1.1%
Alliance Bancorp, Inc. of Pennsylvania	6,385	62,381
Apollo Residential Mortgage, Inc.	24,079	355,165
ASB Bancorp, Inc.	11,663	135,524
Astoria Financial Corp.	188,613	1,422,142
Bank Mutual Corp.	123,703	418,116
BankAtlantic Bancorp, Inc. Class A (a)(d)	23,219	81,963
BankFinancial Corp.	49,291	277,015
BankUnited, Inc.	84,410	1,830,853
BCSB Bancorp, Inc. (a)	2,564	28,409
Beacon Federal Bancorp, Inc.	11,844	162,500
Beneficial Mutual Bancorp, Inc. (a)	93,273	815,206
Berkshire Hills Bancorp, Inc. (d)	50,973	1,015,382
BofI Holding, Inc. (a)(d)	22,450	360,996
Brookline Bancorp, Inc., Delaware (d)	135,467	1,089,155
Camco Financial Corp. (a)	7,852	10,836
Capitol Federal Financial, Inc.	352,807	3,993,775
CFS Bancorp, Inc.	9,922	43,161
Charter Financial Corp., Georgia	2,453	25,413
Cheviot Financial Corp.	52	436
Chicopee Bancorp, Inc. (a)	11,029	153,303
Citizens South Banking Corp., Delaware	11,035	41,712
Clifton Savings Bancorp, Inc.	23,320	236,232
Colonial Financial Services, Inc. (a)	6,111	75,532
Dime Community Bancshares, Inc.	83,947	993,932
Doral Financial Corp. (a)(d)	251,626	213,882
Eagle Bancorp Montana, Inc.	15,964	156,926
ESB Financial Corp. (d)	30,356	408,592
ESSA Bancorp, Inc.	31,156	346,143
Farmer Mac Class C (non-vtg.)	21,618	367,290
FedFirst Financial Corp.	6,288	84,636
First Advantage Bancorp	660	8,382
First Clover Leaf Financial Corp. (d)	10,566	62,551
First Defiance Financial Corp.	22,893	334,009
First Federal Bancshares of Arkansas, Inc. (a)(d)	3,836	18,835
First Financial Holdings, Inc.	36,582	298,875
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First Financial Northwest, Inc. (a)(d)	34,706	$ 196,089
First Niagara Financial Group, Inc.	659,019	5,799,367
First PacTrust Bancorp, Inc.	18,949	216,019
Flagstar Bancorp, Inc. (a)	500,000	260,000
Flushing Financial Corp.	72,793	941,941
Fox Chase Bancorp, Inc.	31,882	405,220
Franklin Financial Corp./VA (a)	27,950	305,773
Hampden Bancorp, Inc.	5,136	59,372
Heritage Financial Group, Inc.	7,564	82,750
HF Financial Corp.	632	6,099
HMN Financial, Inc. (a)	2,852	4,991
Home Federal Bancorp, Inc. (d)	34,573	371,314
HopFed Bancorp, Inc.	11,426	69,584
IF Bancorp, Inc. (a)	11,597	128,263
Impac Mortgage Holdings, Inc. (a)(d)	20,302	40,604
Indiana Community Bancorp	9,245	134,700
Jefferson Bancshares, Inc., Tennessee (a)	5,738	15,493
Kaiser Federal Financial Group, Inc.	21,464	257,568
Kearny Financial Corp.	52,612	517,702
Louisiana Bancorp, Inc. (a)	3,010	48,371
Meridian Interstate Bancorp, Inc. (a)(d)	17,222	212,175
Meta Financial Group, Inc.	9,879	147,691
MGIC Investment Corp. (a)(d)	399,147	1,149,543
MutualFirst Financial, Inc.	4,269	29,968
NASB Financial, Inc. (a)	3,384	34,415
New England Bancshares, Inc.	10,376	98,676
New Hampshire Thrift Bancshare	2,577	28,888
New York Community Bancorp, Inc.	916,385	11,033,275
Newport Bancorp, Inc. (a)	579	7,151
Northeast Community Bancorp, Inc.	8,762	51,258
Northwest Bancshares, Inc.	211,159	2,622,595
Ocean Shore Holding Co.	3,679	38,630
OceanFirst Financial Corp.	36,227	470,589
Oconee Federal Financial Corp.	4,827	53,145
Ocwen Financial Corp. (a)	208,788	2,749,738
Oneida Financial Corp.	1,924	17,566
Oritani Financial Corp.	106,486	1,385,383
Parkvale Financial Corp.	6,422	148,541
Peoples Federal Bancshares, Inc. (a)	9,219	122,613
Poage Bankshares, Inc. (a)	6,654	71,730
Provident Financial Holdings, Inc.	21,034	193,933
Provident Financial Services, Inc.	125,938	1,648,528
Provident New York Bancorp	82,178	572,781
Pulaski Financial Corp. (d)	11,679	79,300
PVF Capital Corp. (a)	16,043	25,348
Radian Group, Inc. (d)	272,066	587,663
Riverview Bancorp, Inc. (a)	20,156	43,940
Rockville Financial, Inc.	29,962	304,114
Roma Financial Corp.	23,122	229,370
SI Financial Group, Inc.	9,136	85,604
Southern Missouri Bancorp, Inc.	376	8,125

	Shares	Value
SP Bancorp, Inc. (a)	1,088	$ 11,228
Territorial Bancorp, Inc.	25,512	502,586
TF Financial Corp.	1,866	41,686
TFS Financial Corp. (a)	196,440	1,819,034
Timberland Bancorp, Inc. (a)	12,774	50,585
Tree.com, Inc. (a)(d)	18,303	100,667
Trustco Bank Corp., New York	189,881	1,000,673
United Community Financial Corp., Ohio (a)	28,070	27,509
United Financial Bancorp, Inc.	38,185	644,181
ViewPoint Financial Group	52,099	668,951
Walker & Dunlop, Inc.	23,394	297,104
Washington Federal, Inc.	240,103	3,123,740
Waterstone Financial, Inc. (a)(d)	7,726	18,388
Westfield Financial, Inc.	94,628	690,784
Wolverine Bancorp, Inc. (a)	7,456	103,862
WSFS Financial Corp.	22,660	827,996
		59,971,730
TOTAL FINANCIALS		1,133,638,021
HEALTH CARE - 11.1%
Biotechnology - 3.3%
Aastrom Biosciences, Inc. (a)(d)	91,835	194,690
Acadia Pharmaceuticals, Inc. (a)	129,491	126,901
Achillion Pharmaceuticals, Inc. (a)(d)	105,385	700,810
Acorda Therapeutics, Inc. (a)	86,137	1,994,072
ADVENTRX Pharmaceuticals, Inc. (a)(d)	44,303	27,357
Affymax, Inc. (a)	70,739	372,795
Agenus, Inc. (a)	33,987	82,249
Alexion Pharmaceuticals, Inc. (a)	388,329	26,662,669
Alkermes PLC (a)(d)	196,408	3,003,078
Allos Therapeutics, Inc. (a)	159,058	211,547
Alnylam Pharmaceuticals, Inc. (a)(d)	76,999	546,693
AMAG Pharmaceuticals, Inc. (a)	52,068	926,810
Amicus Therapeutics, Inc. (a)	29,661	84,830
Amylin Pharmaceuticals, Inc. (a)(d)	271,553	2,932,772
Anacor Pharmaceuticals, Inc. (d)	27,640	139,029
Anthera Pharmaceuticals, Inc. (a)	39,364	229,098
ARCA biopharma, Inc. (a)(d)	10,234	14,123
Ardea Biosciences, Inc. (a)(d)	34,164	638,184
Arena Pharmaceuticals, Inc. (a)(d)	260,052	410,882
ARIAD Pharmaceuticals, Inc. (a)(d)	290,979	3,517,936
ArQule, Inc. (a)(d)	96,974	544,024
Array Biopharma, Inc. (a)	97,821	206,402
AspenBio Pharma, Inc. (a)	11,947	23,058
Astex Pharmaceuticals, Inc. (a)	168,442	254,347
AVEO Pharmaceuticals, Inc. (a)	87,809	1,483,972
AVI BioPharma, Inc. (a)(d)	273,454	199,621
Avigen, Inc. rights (a)	22,946	0
BioCryst Pharmaceuticals, Inc. (a)(d)	63,265	182,203
BioMarin Pharmaceutical, Inc. (a)(d)	243,161	8,418,234
BioMimetic Therapeutics, Inc. (a)	45,475	142,792
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Bionovo, Inc. (a)(d)	197,050	$ 57,145
Biosante Pharmaceuticals, Inc. (a)	223,743	536,983
Biospecifics Technologies Corp. (a)(d)	11,833	177,968
BioTime, Inc. (a)(d)	63,632	284,435
Cardium Therapeutics, Inc. (a)(d)	106,276	35,284
Cel-Sci Corp. (a)(d)	411,094	125,589
Cell Therapeutics, Inc. (a)(d)	350,601	392,673
Celldex Therapeutics, Inc. (a)(d)	87,079	231,630
Celsion Corp. (a)(d)	38,593	87,992
Cepheid, Inc. (a)(d)	130,524	4,476,973
Chelsea Therapeutics International Ltd. (a)(d)	111,861	581,677
Cleveland Biolabs, Inc. (a)(d)	63,757	186,808
Codexis, Inc. (a)	55,475	267,390
Cubist Pharmaceuticals, Inc. (a)(d)	126,317	4,872,047
Curis, Inc. (a)(d)	148,476	535,998
Cyclacel Pharmaceuticals, Inc. (a)	71,040	41,210
Cytokinetics, Inc. (a)	96,287	98,213
Cytori Therapeutics, Inc. (a)(d)	102,263	284,291
CytRx Corp. (a)(d)	376,603	131,962
DARA BioSciences, Inc. (a)(d)	6,088	6,088
Dendreon Corp. (a)(d)	309,537	2,674,400
Discovery Laboratories, Inc. (a)(d)	33,604	53,094
DUSA Pharmaceuticals, Inc. (a)	49,844	183,924
Dyax Corp. (a)(d)	183,913	261,156
Dynavax Technologies Corp. (a)(d)	237,000	737,070
Emergent BioSolutions, Inc. (a)(d)	46,647	794,865
EntreMed, Inc. (a)(d)	21,863	34,106
Enzon Pharmaceuticals, Inc. (a)(d)	132,377	935,905
Exact Sciences Corp. (a)(d)	98,158	833,361
Exelixis, Inc. (a)	297,938	1,373,494
Forticell Bioscience, Inc. (a)	2	0
Galena Biopharma, Inc. (a)(d)	38,801	23,281
Genomic Health, Inc. (a)(d)	36,434	990,640
GenVec, Inc. (a)(d)	22,127	60,849
Geron Corp. (a)(d)	244,282	407,951
GTx, Inc. (a)	46,584	126,708
Halozyme Therapeutics, Inc. (a)(d)	197,396	1,871,314
Hemispherx Biopharma, Inc. (a)	257,396	50,656
Horizon Pharma, Inc. (d)	12,599	65,641
Human Genome Sciences, Inc. (a)(d)	398,229	3,054,416
iBio, Inc. (a)(d)	90,664	130,556
Idenix Pharmaceuticals, Inc. (a)(d)	147,312	1,119,571
Idera Pharmaceuticals, Inc. (a)	48,311	63,287
ImmunoGen, Inc. (a)(d)	156,217	1,898,037
Immunomedics, Inc. (a)(d)	140,629	472,513
Incyte Corp. (a)(d)	234,977	3,235,633
Infinity Pharmaceuticals, Inc. (a)(d)	36,284	331,273
Inhibitex, Inc. (a)	128,036	1,869,326
Inovio Pharmaceuticals, Inc. (a)(d)	218,287	113,400
Insmed, Inc. (a)(d)	34,076	109,725

	Shares	Value
InterMune, Inc. (a)	126,002	$ 2,288,196
Ironwood Pharmaceuticals, Inc. Class A (a)	94,107	1,135,871
Isis Pharmaceuticals, Inc. (a)(d)	211,106	1,566,407
IsoRay, Inc. (a)(d)	40,023	33,219
Keryx Biopharmaceuticals, Inc. (a)(d)	141,819	374,402
Lexicon Pharmaceuticals, Inc. (a)(d)	457,138	534,851
Lexicon Pharmaceuticals, Inc. rights 12/22/11 (a)	457,138	18,286
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	41,636	0
Class B (a)	35,427	415,559
General CVR (a)	26,087	678
Glucagon CVR (a)	26,087	457
rights (a)	26,087	783
TR Beta CVR (a)	26,087	365
Luna Innovations, Inc. (a)	26,569	34,274
MannKind Corp. (a)(d)	163,440	500,126
Marina Biotech, Inc. (a)	24,825	3,811
Maxygen, Inc. (d)	84,192	479,052
Medgenics, Inc. (a)	12,815	42,546
MediciNova, Inc. (a)(d)	37,660	77,203
Medivation, Inc. (a)(d)	71,211	3,272,145
Metabolix, Inc. (a)(d)	85,270	405,885
Micromet, Inc. (a)(d)	183,229	1,123,194
Momenta Pharmaceuticals, Inc. (a)(d)	94,651	1,423,551
Myrexis, Inc. (a)	78,861	209,770
Myriad Genetics, Inc. (a)(d)	193,358	4,108,858
Nabi Biopharmaceuticals (a)(d)	107,264	194,148
Nanosphere, Inc. (a)	59,258	95,405
Neuralstem, Inc. (a)(d)	84,954	99,396
Neurocrine Biosciences, Inc. (a)	110,468	722,461
NeurogesX, Inc. (a)(d)	18,576	17,090
NewLink Genetics Corp.	11,673	81,711
Novavax, Inc. (a)(d)	175,645	242,390
NPS Pharmaceuticals, Inc. (a)(d)	170,911	970,774
Omeros Corp. (a)(d)	37,753	144,594
OncoGenex Pharmaceuticals, Inc. (a)	17,988	214,417
Oncothyreon, Inc. (a)(d)	80,107	559,147
ONYX Pharmaceuticals, Inc. (a)(d)	131,443	5,796,636
Opexa Therapeutics, Inc. (a)(d)	33,277	34,275
Opko Health, Inc. (a)(d)	316,385	1,569,270
Orchid Cellmark, Inc. (a)	53,021	142,096
OREXIGEN Therapeutics, Inc. (a)	67,497	120,820
Osiris Therapeutics, Inc. (a)(d)	34,104	158,584
OXiGENE, Inc. (a)(d)	2,854	2,883
Oxygen Biotherapeutics, Inc. (a)(d)	46,598	90,866
PDL BioPharma, Inc.	287,952	1,842,893
Peregrine Pharmaceuticals, Inc. (a)(d)	126,870	124,333
Pharmacyclics, Inc. (a)(d)	100,855	1,536,022
Pharmasset, Inc. (a)(d)	153,100	20,054,569
PharmAthene, Inc. (a)(d)	77,388	99,057
Poniard Pharmaceuticals, Inc. (a)	1,638	7,715
Progenics Pharmaceuticals, Inc. (a)(d)	77,075	517,944
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
PROLOR Biotech, Inc. (a)(d)	89,315	$ 389,413
Raptor Pharmaceutical Corp. (a)(d)	66,987	369,768
Regeneron Pharmaceuticals, Inc. (a)(d)	149,247	8,868,257
Repligen Corp. (a)	65,974	222,992
Rexahn Pharmaceuticals, Inc. (a)(d)	117,188	55,664
Rigel Pharmaceuticals, Inc. (a)(d)	143,730	1,095,223
Sangamo Biosciences, Inc. (a)(d)	106,420	322,453
Savient Pharmaceuticals, Inc. (a)(d)	143,767	360,855
SciClone Pharmaceuticals, Inc. (a)(d)	87,068	392,677
Seattle Genetics, Inc. (a)(d)	219,964	3,658,001
SIGA Technologies, Inc. (a)(d)	109,876	230,740
Spectrum Pharmaceuticals, Inc. (a)(d)	123,410	1,709,229
StemCells, Inc. (a)(d)	57,770	100,520
Sunesis Pharmaceuticals, Inc. (a)(d)	58,396	72,411
Synageva BioPharma Corp. (a)	13,673	238,867
Synta Pharmaceuticals Corp. (a)(d)	70,001	293,304
Targacept, Inc. (a)	64,437	483,922
Telik, Inc. (a)(d)	81,953	26,225
Tengion, Inc. (a)	27,587	12,690
Theravance, Inc. (a)(d)	161,982	3,780,660
Threshold Pharmaceuticals, Inc. (a)	45,958	68,477
Trius Therapeutics, Inc. (a)(d)	21,795	161,719
United Therapeutics Corp. (a)(d)	110,992	4,540,683
Vanda Pharmaceuticals, Inc. (a)(d)	54,586	272,384
Vertex Pharmaceuticals, Inc. (a)	437,111	12,671,848
Vical, Inc. (a)(d)	139,633	615,782
XOMA Ltd. (a)(d)	70,792	102,648
Zalicus, Inc. (a)(d)	139,798	130,026
ZIOPHARM Oncology, Inc. (a)(d)	137,446	714,719
		187,010,828
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc. (a)(d)	51,787	1,432,946
Abiomed, Inc. (a)(d)	67,554	1,360,538
Accuray, Inc. (a)(d)	136,087	545,709
Alere, Inc. (a)	178,442	4,173,758
Align Technology, Inc. (a)(d)	136,172	3,336,214
Alimera Sciences, Inc. (a)(d)	16,534	21,825
Allied Healthcare Products, Inc. (a)	4,954	17,884
Alphatec Holdings, Inc. (a)(d)	177,302	361,696
Analogic Corp. (d)	26,724	1,496,811
Angiodynamics, Inc. (a)(d)	50,411	762,214
Anika Therapeutics, Inc. (a)(d)	35,451	284,317
Antares Pharma, Inc. (a)(d)	291,705	764,267
ArthroCare Corp. (a)(d)	55,655	1,659,076
Atricure, Inc. (a)	20,142	204,240
Atrion Corp.	3,139	762,212
Bacterin International Holdings, Inc. (a)(d)	28,952	65,432
BioLase Technology, Inc. (d)	74,658	217,255
Bovie Medical Corp. (a)(d)	27,980	58,758

	Shares	Value
BSD Medical Corp. (a)(d)	95,648	$ 215,208
Cantel Medical Corp.	33,042	869,335
Cardica, Inc. (a)	38,892	83,618
Cardiovascular Systems, Inc. (a)(d)	30,872	317,673
Cerus Corp. (a)(d)	105,314	314,889
Conceptus, Inc. (a)(d)	54,532	597,398
CONMED Corp. (a)(d)	63,622	1,672,622
Cryolife, Inc. (a)	62,316	256,742
Cutera, Inc. (a)	28,281	221,440
Cyberonics, Inc. (a)(d)	58,385	1,770,817
Cynosure, Inc. Class A (a)	19,062	233,510
Daxor Corp.	5,176	49,172
Delcath Systems, Inc. (a)(d)	94,694	244,311
Derma Sciences, Inc. (a)(d)	20,252	159,181
DexCom, Inc. (a)(d)	136,213	1,092,428
Digirad Corp. (a)	23,301	48,466
Dynatronics Corp. (a)	17,122	11,641
DynaVox, Inc. Class A (a)	31,306	124,285
Endologix, Inc. (a)(d)	105,384	1,195,055
EnteroMedics, Inc. (a)	49,534	96,096
Escalon Medical Corp. (a)	3,512	3,969
Exactech, Inc. (a)(d)	17,847	269,668
Fonar Corp. (a)	785	1,389
Gen-Probe, Inc. (a)	101,479	6,392,162
Genmark Diagnostics, Inc. (a)	39,385	165,811
Greatbatch, Inc. (a)	47,755	1,056,341
Haemonetics Corp. (a)(d)	60,279	3,570,325
Hansen Medical, Inc. (a)(d)	150,643	358,530
Hill-Rom Holdings, Inc.	133,450	4,217,020
Hologic, Inc. (a)	555,229	9,777,583
ICU Medical, Inc. (a)(d)	29,363	1,292,266
IDEXX Laboratories, Inc. (a)(d)	120,596	9,067,613
Insulet Corp. (a)(d)	82,672	1,536,046
Integra LifeSciences Holdings Corp. (a)	42,090	1,352,352
Invacare Corp.	67,101	1,378,255
Iridex Corp. (a)	9,439	35,491
IRIS International, Inc. (a)	45,897	445,660
IVAX Diagnostics, Inc. (a)	7,111	3,769
Kensey Nash Corp. (a)	23,000	584,200
Kewaunee Scientific Corp.	5,250	48,825
Kips Bay Medical, Inc.	9,803	15,097
LeMaitre Vascular, Inc.	13,768	75,724
Mako Surgical Corp. (a)(d)	83,037	2,391,466
Masimo Corp. (d)	121,692	2,514,157
Medical Action Industries, Inc. (a)	32,086	152,409
MELA Sciences, Inc. (a)(d)	56,246	271,106
Meridian Bioscience, Inc.	84,166	1,610,096
Merit Medical Systems, Inc. (a)	88,449	1,228,557
Natus Medical, Inc. (a)(d)	56,741	474,922
Neogen Corp. (a)(d)	47,027	1,656,761
Neoprobe Corp. (a)	171,308	424,844
NeuroMetrix, Inc. (a)	4,110	6,494
NuVasive, Inc. (a)(d)	91,681	1,265,198
NxStage Medical, Inc. (a)(d)	101,266	1,982,788
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
OraSure Technologies, Inc. (a)	93,746	$ 890,587
Orthofix International NV (a)	37,455	1,283,583
Palomar Medical Technologies, Inc. (a)	37,055	306,074
Quidel Corp. (a)(d)	58,570	1,063,046
ResMed, Inc. (a)(d)	320,538	8,350,015
Retractable Technologies, Inc. (a)	5,601	6,441
Rochester Medical Corp. (a)	22,381	160,024
Rockwell Medical Technologies, Inc. (a)(d)	39,941	301,555
RTI Biologics, Inc. (a)	112,823	481,754
Sirona Dental Systems, Inc. (a)(d)	116,114	5,160,106
Solta Medical, Inc. (a)	95,309	216,351
SonoSite, Inc. (a)(d)	29,726	1,230,656
Staar Surgical Co. (a)(d)	69,588	684,050
Stereotaxis, Inc. (a)(d)	86,066	88,648
Steris Corp.	111,492	3,352,564
SurModics, Inc. (a)(d)	30,705	380,742
Symmetry Medical, Inc. (a)(d)	73,616	576,413
Synergetics USA, Inc. (a)(d)	50,364	294,126
Synovis Life Technologies, Inc. (a)	24,716	465,649
Teleflex, Inc. (d)	87,505	5,327,304
The Cooper Companies, Inc.	97,877	5,995,945
The Spectranetics Corp. (a)	69,914	499,186
Theragenics Corp. (a)	80,225	134,778
ThermoGenesis Corp. (a)(d)	36,219	31,873
Thoratec Corp. (a)(d)	124,408	3,784,491
TranS1, Inc. (a)	28,877	47,647
Unilife Corp. (a)(d)	142,661	586,337
Urologix, Inc. (a)(d)	5,053	5,104
Uroplasty, Inc. (a)(d)	38,436	154,897
Utah Medical Products, Inc.	5,647	154,954
Vascular Solutions, Inc. (a)(d)	26,619	286,953
Vermillion, Inc. (a)(d)	26,315	34,999
Vision Sciences, Inc. (a)(d)	22,011	49,305
Volcano Corp. (a)(d)	108,590	2,678,915
West Pharmaceutical Services, Inc.	69,155	2,664,542
Wright Medical Group, Inc. (a)(d)	79,689	1,169,835
Young Innovations, Inc.	11,302	327,758
Zeltiq Aesthetics, Inc. (d)	16,144	230,859
Zoll Medical Corp. (a)	45,467	2,092,846
		134,276,845
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)	12,234	103,989
Accretive Health, Inc. (a)(d)	80,584	1,859,879
Adcare Health Systems, Inc.	8,081	32,162
Addus HomeCare Corp. (a)	22,321	83,704
Advocat, Inc.	10,190	61,344
Air Methods Corp. (a)(d)	23,292	1,880,130
Alliance Healthcare Services, Inc. (a)	85,590	104,420
Almost Family, Inc. (a)	17,026	254,879
Amedisys, Inc. (a)	67,342	799,350
American CareSource Holdings, Inc. (a)	6,161	1,849

	Shares	Value
American Dental Partners, Inc. (a)	41,567	$ 783,122
AMERIGROUP Corp. (a)(d)	103,533	5,918,982
AMN Healthcare Services, Inc. (a)(d)	81,540	374,269
AmSurg Corp. (a)	69,905	1,823,122
Assisted Living Concepts, Inc. Class A	40,594	557,762
Bio-Reference Laboratories, Inc. (a)(d)	47,759	592,212
BioScrip, Inc. (a)(d)	108,642	667,062
Birner Dental Management Services, Inc.	483	7,849
Brookdale Senior Living, Inc. (a)	210,213	3,268,812
Capital Senior Living Corp. (a)	48,537	360,630
CardioNet, Inc. (a)	51,733	120,021
Catalyst Health Solutions, Inc. (a)(d)	91,631	4,766,645
Centene Corp. (a)	105,930	4,100,550
Chemed Corp. (d)	46,382	2,488,858
Chindex International, Inc. (a)(d)	31,354	289,084
Community Health Systems, Inc. (a)(d)	196,785	3,910,118
Corvel Corp. (a)	14,051	670,373
Cross Country Healthcare, Inc. (a)	65,920	340,806
Emeritus Corp. (a)(d)	68,719	1,092,632
ExamWorks Group, Inc. (a)(d)	68,698	461,651
Five Star Quality Care, Inc. (a)	94,878	243,836
Gentiva Health Services, Inc. (a)	70,931	412,818
Hanger Orthopedic Group, Inc. (a)(d)	82,506	1,320,096
HCA Holdings, Inc.	258,781	6,309,081
Health Management Associates, Inc. Class A (a)	525,469	4,319,355
Health Net, Inc. (a)(d)	190,499	5,932,139
HealthSouth Corp. (a)	198,298	3,426,589
HealthSpring, Inc. (a)	141,641	7,736,431
Healthways, Inc. (a)	70,398	458,291
Henry Schein, Inc. (a)(d)	196,000	12,610,640
HMS Holdings Corp. (a)(d)	187,803	5,696,065
Hooper Holmes, Inc. (a)	117,357	76,282
InfuSystems Holdings, Inc. (a)	5,400	9,450
Integramed America, Inc. (a)	12,500	100,000
IPC The Hospitalist Co., Inc. (a)	40,062	1,846,858
Kindred Healthcare, Inc. (a)(d)	123,250	1,528,300
Landauer, Inc.	21,955	1,113,777
LCA-Vision, Inc. (a)	37,061	104,512
LHC Group, Inc. (a)(d)	36,807	511,617
LifePoint Hospitals, Inc. (a)(d)	111,073	4,357,394
Lincare Holdings, Inc. (d)	197,312	4,676,294
Magellan Health Services, Inc. (a)	69,059	3,498,529
MEDNAX, Inc. (a)(d)	101,788	6,860,511
MedQuist Holdings, Inc. (a)	74,136	692,430
Metropolitan Health Networks, Inc. (a)(d)	77,522	561,259
Molina Healthcare, Inc. (a)(d)	62,000	1,354,700
MWI Veterinary Supply, Inc. (a)(d)	25,757	1,780,066
National Healthcare Corp.	22,456	935,292
National Research Corp.	7,278	244,759
NeoStem, Inc. (a)(d)	160,272	80,136
Omnicare, Inc. (d)	243,448	7,938,839
Owens & Minor, Inc.	131,706	4,056,545
PDI, Inc. (a)	17,615	111,503
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
PharMerica Corp. (a)	64,907	$ 1,015,795
Providence Service Corp. (a)	27,523	322,294
PSS World Medical, Inc. (a)(d)	126,295	3,079,072
Psychemedics Corp.	15,744	142,168
RadNet, Inc. (a)(d)	64,356	155,098
Select Medical Holdings Corp. (a)(d)	122,570	1,062,682
Sharps Compliance Corp. (a)(d)	29,684	117,845
Skilled Healthcare Group, Inc. (a)(d)	57,138	243,979
SRI/Surgical Express, Inc. (a)	2,620	11,135
Sun Healthcare Group, Inc. (a)	50,315	154,970
SunLink Health Systems, Inc. (a)	19,190	37,421
Sunrise Senior Living, Inc. (a)(d)	117,342	590,230
Team Health Holdings, Inc. (a)	60,895	1,337,254
The Ensign Group, Inc.	35,028	830,514
Triple-S Management Corp. (a)(d)	42,519	828,270
U.S. Physical Therapy, Inc.	23,352	459,334
Universal American Spin Corp. (a)	74,395	976,806
Universal Health Services, Inc. Class B	190,834	7,675,343
Vanguard Health Systems, Inc. (a)	50,834	520,540
VCA Antech, Inc. (a)(d)	190,439	3,744,031
Wellcare Health Plans, Inc. (a)	89,076	5,206,492
		157,191,933
Health Care Technology - 0.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)(d)	389,621	7,582,025
Arrhythmia Research Technology, Inc.	9,913	32,911
athenahealth, Inc. (a)(d)	72,592	4,311,965
Computer Programs & Systems, Inc.	28,005	1,271,427
Epocrates, Inc. (a)	34,986	298,431
HealthStream, Inc. (a)(d)	38,937	656,867
iCAD, Inc. (a)	113,074	68,975
MedAssets, Inc. (a)(d)	106,923	1,022,184
Medidata Solutions, Inc. (a)(d)	45,582	919,845
Mediware Information Systems, Inc. (a)	8,847	117,311
Merge Healthcare, Inc. (a)	158,133	855,500
Omnicell, Inc. (a)(d)	77,781	1,256,941
Quality Systems, Inc.	75,236	2,659,593
Simulations Plus, Inc. (a)	26,246	80,838
Transcend Services, Inc. (a)(d)	21,882	593,002
		21,727,815
Life Sciences Tools & Services - 1.0%
Acceler8 Technology Corp. (a)	39,227	57,271
Affymetrix, Inc. (a)	138,802	627,385
Albany Molecular Research, Inc. (a)	52,930	121,210
Apricus Biosciences, Inc. (a)(d)	31,298	138,024
Arrowhead Research Corp. (a)(d)	16,316	100,670
BG Medicine, Inc.	19,157	88,888
Bio-Rad Laboratories, Inc. Class A (a)(d)	41,247	3,889,592
Bioanalytical Systems, Inc. (a)(d)	4,772	7,063
BioClinica, Inc. (a)	2,110	9,115

	Shares	Value
Biodelivery Sciences International, Inc. (a)	50,916	$ 54,480
Bruker BioSciences Corp. (a)(d)	190,665	2,387,126
Cambrex Corp. (a)	55,696	384,859
Charles River Laboratories International, Inc. (a)(d)	115,000	3,260,250
Combimatrix Corp. (a)	2,030	3,471
Complete Genomics, Inc. (d)	29,362	108,639
Covance, Inc. (a)	125,961	5,782,870
Enzo Biochem, Inc. (a)(d)	71,931	176,231
eResearchTechnology, Inc. (a)(d)	97,301	445,639
Fluidigm Corp. (a)	31,956	431,086
Furiex Pharmaceuticals, Inc. (a)	22,412	403,416
Harvard Bioscience, Inc. (a)	49,839	220,288
Illumina, Inc. (a)(d)	262,260	7,296,073
Luminex Corp. (a)(d)	86,610	1,798,024
Medtox Scientific, Inc.	20,575	288,873
Mettler-Toledo International, Inc. (a)(d)	68,000	10,866,400
Pacific Biosciences of California, Inc. (a)(d)	86,062	245,277
PAREXEL International Corp. (a)	120,210	2,410,211
Pharmaceutical Product Development, Inc.	222,747	7,397,428
pSivida Corp. (a)(d)	36,297	52,268
PURE Bioscience, Inc. (a)(d)	60,728	22,469
Response Genetics, Inc. (a)	4,777	4,753
Sequenom, Inc. (a)(d)	198,509	829,768
SeraCare Life Sciences, Inc. (a)	30,241	86,489
Strategic Diagnostics, Inc. (a)	32,256	55,158
Techne Corp. (d)	80,212	5,413,508
Virtualscopics, Inc. (a)	21,674	19,073
		55,483,345
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals, Inc.	17,972	54,275
Acura Pharmaceuticals, Inc. (a)(d)	28,281	104,640
Adeona Pharmaceuticals, Inc. (a)(d)	51,943	50,286
Adolor Corp. (a)	105,448	493,497
Aegerion Pharmaceuticals, Inc. (a)(d)	21,815	349,694
Akorn, Inc. (a)(d)	152,326	1,639,028
Alexza Pharmaceuticals, Inc. (a)(d)	101,778	101,707
Ampio Pharmaceuticals, Inc. (a)(d)	46,855	340,167
Auxilium Pharmaceuticals, Inc. (a)	113,519	1,978,636
AVANIR Pharmaceuticals Class A (a)(d)	288,916	710,733
Biodel, Inc. (a)	43,101	28,447
Cadence Pharmaceuticals, Inc. (a)(d)	123,636	542,762
Columbia Laboratories, Inc. (a)(d)	152,776	329,996
Corcept Therapeutics, Inc. (a)(d)	117,919	372,624
Cornerstone Therapeutics, Inc. (a)	20,195	117,939
Cumberland Pharmaceuticals, Inc. (a)(d)	31,186	185,869
DepoMed, Inc. (a)(d)	110,510	538,184
Durect Corp. (a)	164,752	224,063
Echo Therapeutics, Inc. (a)(d)	67,756	169,390
Endo Pharmaceuticals Holdings, Inc. (a)(d)	242,316	8,294,477
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Endocyte, Inc.	66,250	$ 681,713
Heska Corp. (a)	2,043	13,361
Hi-Tech Pharmacal Co., Inc. (a)(d)	20,470	849,914
Impax Laboratories, Inc. (a)(d)	135,497	2,728,910
Ista Pharmaceuticals, Inc. (a)	85,789	321,709
Jazz Pharmaceuticals, Inc. (a)	51,340	2,034,091
KV Pharmaceutical Co. Class A (a)(d)	192,403	242,428
Lannett Co., Inc. (a)(d)	38,740	153,023
MAP Pharmaceuticals, Inc. (a)	54,808	753,610
Medicis Pharmaceutical Corp. Class A (d)	134,000	4,375,100
Nektar Therapeutics (a)(d)	230,474	1,152,370
NuPathe, Inc. (a)(d)	4,564	10,132
Obagi Medical Products, Inc. (a)	38,431	388,537
Oculus Innovative Sciences, Inc. (a)(d)	37,430	58,391
Optimer Pharmaceuticals, Inc. (a)(d)	83,856	966,021
Pacira Pharmaceuticals, Inc.	27,673	202,566
Pain Therapeutics, Inc.	81,649	315,982
Par Pharmaceutical Companies, Inc. (a)	75,620	2,450,844
Pernix Therapeutics Holdings, Inc. (a)	16,867	134,936
Perrigo Co.	178,549	17,479,947
Pozen, Inc. (a)(d)	51,346	207,951
Questcor Pharmaceuticals, Inc. (a)(d)	121,239	5,449,693
Repros Therapeutics, Inc. (a)(d)	27,774	143,314
Sagent Pharmaceuticals, Inc. (d)	30,621	633,242
Salix Pharmaceuticals Ltd. (a)	109,543	4,835,228
Santarus, Inc. (a)	112,545	327,506
Somaxon Pharmaceuticals, Inc. (a)(d)	72,498	51,474
Sucampo Pharmaceuticals, Inc. Class A (a)	9,550	35,526
The Medicines Company (a)	111,789	2,113,930
Transcept Pharmaceuticals, Inc. (a)(d)	11,502	80,169
Tranzyme, Inc.	27,277	86,468
Ventrus Biosciences, Inc. (d)	24,780	191,797
ViroPharma, Inc. (a)(d)	160,618	3,856,438
Vivus, Inc. (a)(d)	200,087	2,026,881
XenoPort, Inc. (a)	68,811	328,917
Zogenix, Inc.	61,812	111,262
		72,419,795
TOTAL HEALTH CARE		628,110,561
INDUSTRIALS - 14.2%
Aerospace & Defense - 1.4%
AAR Corp.	94,381	1,723,397
AeroVironment, Inc. (a)(d)	36,769	1,121,822
Alliant Techsystems, Inc.	68,732	4,044,191
American Science & Engineering, Inc.	18,814	1,377,373
API Technologies Corp. (a)	65,623	215,243
Applied Energetics, Inc. (a)	120,402	10,234
Ascent Solar Technologies, Inc. (a)(d)	173,479	121,435
Astronics Corp. (a)(d)	26,386	940,925

	Shares	Value
Astrotech Corp. (a)	39,511	$ 28,843
BE Aerospace, Inc. (a)(d)	209,421	8,156,948
Breeze Industrial Products Corp. (a)	10,964	98,566
Ceradyne, Inc. (a)(d)	52,881	1,572,681
CPI Aerostructures, Inc. (a)	10,803	148,973
Cubic Corp.	32,575	1,382,157
Curtiss-Wright Corp.	96,755	3,188,077
DigitalGlobe, Inc. (a)	77,952	1,161,485
Ducommun, Inc.	21,976	263,053
EDAC Technologies Corp. (a)	7,817	72,229
Esterline Technologies Corp. (a)	63,168	3,402,860
Exelis, Inc.	400,000	3,576,000
GenCorp, Inc. (non-vtg.) (a)(d)	136,287	741,401
GeoEye, Inc. (a)(d)	50,248	954,210
HEICO Corp. Class A	74,281	3,041,807
Hexcel Corp. (a)(d)	204,238	5,089,611
Huntington Ingalls Industries, Inc. (a)	97,507	3,095,847
Innovative Solutions & Support, Inc. (a)	13,417	53,534
KEYW Holding Corp. (a)(d)	41,116	334,273
Kratos Defense & Security Solutions, Inc. (a)	83,336	416,680
LMI Aerospace, Inc. (a)	21,548	357,697
Moog, Inc. Class A (a)(d)	86,742	3,627,550
National Presto Industries, Inc. (d)	11,507	1,087,066
Orbital Sciences Corp. (a)	119,981	1,781,718
SIFCO Industries, Inc.	1,004	19,488
Sparton Corp. (a)	22,961	185,295
Spirit AeroSystems Holdings, Inc. Class A (a)(d)	243,776	4,756,070
Sypris Solutions, Inc. (a)	13,260	52,244
Taser International, Inc. (a)(d)	148,024	891,104
Teledyne Technologies, Inc. (a)	75,763	4,294,247
TransDigm Group, Inc. (a)	94,854	9,145,823
Triumph Group, Inc.	80,613	4,795,667
		77,327,824
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	135,611	656,357
Atlas Air Worldwide Holdings, Inc. (a)(d)	54,389	2,297,935
Forward Air Corp.	65,552	2,104,219
Hub Group, Inc. Class A (a)(d)	77,368	2,304,019
Pacer International, Inc. (a)(d)	74,956	320,812
Park-Ohio Holdings Corp. (a)	19,844	384,974
UTI Worldwide, Inc.	211,370	3,288,917
XPO Logistics, Inc. (a)	16,780	169,310
		11,526,543
Airlines - 0.7%
Alaska Air Group, Inc. (a)(d)	76,121	5,284,320
Allegiant Travel Co. (a)(d)	31,496	1,640,312
AMR Corp. (a)(d)	702,281	224,730
Delta Air Lines, Inc. (a)	1,777,959	14,437,027
Hawaiian Holdings, Inc. (a)	111,372	662,663
JetBlue Airways Corp. (a)(d)	515,578	2,124,181
Pinnacle Airlines Corp. (a)	44,001	88,442
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Republic Airways Holdings, Inc. (a)	96,210	$ 368,484
SkyWest, Inc. (d)	108,897	1,320,921
Spirit Airlines, Inc. (a)(d)	35,766	576,906
United Continental Holdings, Inc. (a)(d)	696,928	12,523,796
US Airways Group, Inc. (a)(d)	334,007	1,576,513
		40,828,295
Building Products - 0.6%
A.O. Smith Corp. (d)	79,957	3,139,112
AAON, Inc. (d)	43,588	955,013
Ameresco, Inc. Class A (a)(d)	31,595	375,349
American Woodmark Corp.	19,231	244,811
Apogee Enterprises, Inc.	58,003	614,832
Armstrong World Industries, Inc. (d)	43,954	1,744,534
Builders FirstSource, Inc. (a)(d)	93,298	144,612
Fortune Brands Home & Security, Inc. (a)(d)	300,000	5,004,000
Gibraltar Industries, Inc. (a)	63,286	857,525
Griffon Corp.	111,223	1,043,272
Insteel Industries, Inc.	37,536	391,500
Lennox International, Inc.	105,519	3,495,844
NCI Building Systems, Inc. (a)(d)	41,117	383,210
Owens Corning (a)	245,392	7,042,750
PGT, Inc. (a)(d)	31,737	37,767
Quanex Building Products Corp. (d)	77,730	1,172,168
Simpson Manufacturing Co. Ltd. (d)	86,766	2,871,955
Trex Co., Inc. (a)(d)	30,535	681,847
Universal Forest Products, Inc.	39,610	1,103,931
US Home Systems, Inc.	15,460	97,398
USG Corp. (a)(d)	157,584	1,542,747
		32,944,177
Commercial Services & Supplies - 1.5%
A.T. Cross Co. Class A (a)	14,209	155,589
ABM Industries, Inc.	92,738	2,015,197
ACCO Brands Corp. (a)	112,456	1,060,460
Acorn Energy, Inc.	38,347	207,457
American Reprographics Co. (a)	75,972	357,828
Amrep Corp. (a)	2,187	13,669
Casella Waste Systems, Inc. Class A (a)	61,767	384,191
CECO Environmental Corp.	10,861	65,926
Cenveo, Inc. (a)(d)	149,628	456,365
Clean Harbors, Inc. (a)(d)	100,472	6,025,306
Command Security Corp. (a)	4,127	6,521
Consolidated Graphics, Inc. (a)	21,033	1,071,631
Copart, Inc. (a)	132,069	5,933,860
Corrections Corp. of America (a)(d)	229,490	4,819,290
Courier Corp.	23,631	261,123
Covanta Holding Corp.	255,442	3,813,749
Deluxe Corp. (d)	105,795	2,418,474
Ecology & Environment, Inc. Class A	4,619	76,722
EnergySolutions, Inc. (a)(d)	182,988	578,242

	Shares	Value
EnerNOC, Inc. (a)(d)	50,641	$ 498,307
Ennis, Inc.	53,968	801,425
Food Technology Service, Inc. (a)	11,431	69,615
Fuel Tech, Inc. (a)(d)	43,650	252,734
G&K Services, Inc. Class A	39,177	1,171,392
Healthcare Services Group, Inc.	125,607	2,268,462
Heritage-Crystal Clean, Inc. (a)	10,239	169,455
Herman Miller, Inc.	126,594	2,733,164
Higher One Holdings, Inc. (a)(d)	67,348	1,207,550
HNI Corp. (d)	76,702	2,009,592
Hudson Technologies, Inc. (a)	5,000	7,000
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	73,334
InnerWorkings, Inc. (a)(d)	63,081	572,775
Interface, Inc. Class A	115,037	1,322,926
Intersections, Inc.	38,322	395,866
KAR Auction Services, Inc. (a)	62,861	825,994
Kimball International, Inc. Class B	57,256	347,544
Knoll, Inc. (d)	97,493	1,477,994
M&F Worldwide Corp. (a)(d)	25,437	634,399
McGrath RentCorp.	50,148	1,403,643
Metalico, Inc. (a)(d)	92,179	325,392
Mine Safety Appliances Co.	71,805	2,528,972
Mobile Mini, Inc. (a)(d)	76,916	1,386,795
Multi-Color Corp.	29,648	777,371
NL Industries, Inc.	13,948	191,227
Perma-Fix Environmental Services, Inc. (a)	111,539	172,885
Quad/Graphics, Inc.	48,917	783,650
Rollins, Inc.	155,505	3,452,211
Schawk, Inc. Class A	27,510	348,002
Standard Parking Corp. (a)	31,613	572,195
Standard Register Co.	38,184	90,878
Steelcase, Inc. Class A	179,677	1,408,668
Swisher Hygiene, Inc. (Canada) (a)(d)	236,913	916,854
Sykes Enterprises, Inc. (a)(d)	86,940	1,416,253
Team, Inc. (a)(d)	39,317	1,075,713
Tetra Tech, Inc. (a)(d)	128,637	2,880,182
The Brink's Co.	97,784	2,407,442
The Geo Group, Inc. (a)(d)	142,361	2,519,790
TMS International Corp.	23,655	236,550
TRC Companies, Inc. (a)(d)	26,022	130,110
Unifirst Corp. Massachusetts	31,525	1,823,091
United Stationers, Inc.	100,653	3,375,902
US Ecology, Inc.	43,879	809,129
Versar, Inc. (a)	11,390	33,259
Viad Corp.	40,904	758,769
Virco Manufacturing Co.	4,818	8,287
Waste Connections, Inc.	237,277	7,775,567
WCA Waste Corp. (a)	27,200	133,552
		86,303,467
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	228,371	4,898,558
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Aegion Corp. (a)(d)	80,477	$ 1,220,031
Argan, Inc.	15,383	215,362
Comfort Systems USA, Inc.	79,056	824,554
Dycom Industries, Inc. (a)(d)	83,503	1,674,235
EMCOR Group, Inc.	136,969	3,510,515
Furmanite Corp. (a)	78,211	532,617
Granite Construction, Inc.	73,710	1,835,379
Great Lakes Dredge & Dock Corp.	121,423	734,609
Integrated Electrical Services, Inc. (a)(d)	10,323	26,117
KBR, Inc.	317,244	9,168,352
Layne Christensen Co. (a)(d)	40,869	1,022,542
MasTec, Inc. (a)	130,657	2,091,819
Michael Baker Corp. (a)	16,454	326,612
MYR Group, Inc. (a)	45,089	790,861
Northwest Pipe Co. (a)(d)	22,062	513,824
Orion Marine Group, Inc. (a)	51,220	307,832
Pike Electric Corp. (a)	35,720	242,896
Primoris Services Corp.	62,918	894,694
Shaw Group, Inc. (a)(d)	157,206	3,901,853
Sterling Construction Co., Inc. (a)	32,215	409,453
Tutor Perini Corp.	73,728	1,215,775
UniTek Global Services, Inc. (a)	26,575	132,875
URS Corp. (a)(d)	166,216	6,007,046
Willdan Group, Inc. (a)	13,349	53,529
		42,551,940
Electrical Equipment - 1.5%
A123 Systems, Inc. (a)(d)	202,746	502,810
Active Power, Inc. (a)	187,322	131,125
Acuity Brands, Inc.	89,217	4,483,154
Allied Motion Technologies, Inc.	14,531	92,272
Altair Nanotechnologies, Inc. (a)(d)	134,765	123,984
American Superconductor Corp. (a)(d)	92,159	365,871
AMETEK, Inc.	338,631	14,506,952
AZZ, Inc.	25,466	1,078,485
Babcock & Wilcox Co. (a)	243,185	5,515,436
Belden, Inc.	99,003	3,271,059
Brady Corp. Class A	104,873	3,139,898
Broadwind Energy, Inc. (a)(d)	133,691	88,236
Capstone Turbine Corp. (a)(d)	548,211	570,139
Coleman Cable, Inc. (a)(d)	32,333	285,177
Digital Power Corp. (a)	4,959	9,323
Ecotality, Inc. (a)(d)	33,302	49,953
Encore Wire Corp.	39,854	1,033,016
EnerSys (a)(d)	106,028	2,549,973
Espey Manufacturing & Electronics Corp.	1,762	41,848
Franklin Electric Co., Inc.	43,952	2,068,821
FuelCell Energy, Inc. (a)(d)	272,108	253,060
Generac Holdings, Inc. (a)	65,375	1,638,951
General Cable Corp. (a)(d)	108,131	2,865,472
Global Power Equipment Group, Inc. (a)	32,285	751,595
GrafTech International Ltd. (a)(d)	273,967	3,956,083

	Shares	Value
Hoku Corp. (a)(d)	35,507	$ 28,761
Hubbell, Inc. Class B	117,637	7,695,813
II-VI, Inc. (a)(d)	108,138	2,116,261
Lime Energy Co. (a)	31,271	98,816
LSI Industries, Inc.	44,151	286,540
MagneTek, Inc. (a)	56,451	50,241
Nexxus Lighting, Inc. (a)(d)	32,997	40,256
Ocean Power Technologies, Inc. (a)(d)	24,836	91,148
Orion Energy Systems, Inc. (a)	65,072	188,709
Plug Power, Inc. (a)(d)	31,776	70,543
Polypore International, Inc. (a)(d)	88,187	4,325,572
Powell Industries, Inc. (a)	22,464	681,108
PowerSecure International, Inc. (a)(d)	41,535	263,747
Preformed Line Products Co.	7,217	383,728
Regal-Beloit Corp. (d)	80,740	4,251,768
Satcon Technology Corp. (a)(d)	233,919	177,755
SL Industries, Inc. (a)	7,123	132,559
Thermon Group Holdings, Inc.	28,774	444,846
Thomas & Betts Corp. (a)	110,224	5,732,750
Ultralife Corp. (a)	40,740	185,367
Universal Security Instruments, Inc. (a)	4,000	21,360
Valence Technology, Inc. (a)(d)	182,149	166,102
Vicor Corp.	52,357	419,903
Westinghouse Solar, Inc. (a)(d)	8,750	5,075
Woodward, Inc.	121,286	5,135,249
Zbb Energy Corp. (a)(d)	44,500	25,143
		82,391,813
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	127,003	5,664,334
Raven Industries, Inc. (d)	37,521	2,260,265
Seaboard Corp. (d)	750	1,507,283
Standex International Corp.	30,898	986,573
Tredegar Corp.	48,210	1,052,424
		11,470,879
Machinery - 3.8%
3D Systems Corp. (a)(d)	94,502	1,475,176
Accuride Corp. (a)	109,296	667,799
Actuant Corp. Class A (d)	142,296	3,261,424
Adept Technology, Inc. (a)	1,291	2,969
AGCO Corp. (a)	200,699	9,181,979
Alamo Group, Inc.	18,436	523,582
Albany International Corp. Class A	56,075	1,360,380
Altra Holdings, Inc. (a)(d)	56,063	994,558
American Railcar Industries, Inc. (a)(d)	20,486	487,362
Ampco-Pittsburgh Corp.	16,311	335,191
Art's-Way Manufacturing Co., Inc.	9,831	58,986
Astec Industries, Inc. (a)(d)	38,382	1,283,878
Baldwin Technology Co., Inc. Class A (a)	3,555	1,710
Barnes Group, Inc.	99,599	2,481,011
Blount International, Inc. (a)	108,349	1,658,823
Briggs & Stratton Corp.	103,058	1,553,084
Cascade Corp. (d)	18,293	795,928
Chart Industries, Inc. (a)(d)	61,009	3,713,008
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Chicago Rivet & Machine Co.	772	$ 12,923
CIRCOR International, Inc.	43,123	1,401,498
CLARCOR, Inc. (d)	105,121	5,089,959
Colfax Corp. (a)(d)	52,309	1,533,177
Columbus McKinnon Corp. (NY Shares) (a)	59,723	750,121
Commercial Vehicle Group, Inc. (a)	53,243	596,322
Crane Co.	105,218	5,049,412
Donaldson Co., Inc.	149,359	10,208,688
Douglas Dynamics, Inc.	51,117	792,314
Dynamic Materials Corp.	26,712	570,568
Eastern Co.	9,447	184,878
Energy Recovery, Inc. (a)(d)	88,726	255,531
EnPro Industries, Inc. (a)(d)	46,298	1,549,594
ESCO Technologies, Inc.	55,152	1,494,619
Federal Signal Corp. (d)	121,956	450,018
Flow International Corp. (a)(d)	102,629	268,888
Force Protection, Inc. (a)	143,211	790,525
FreightCar America, Inc. (a)(d)	37,320	848,284
Gardner Denver, Inc.	112,031	9,603,297
Gorman-Rupp Co.	37,881	1,116,732
Graco, Inc.	126,611	5,443,007
Graham Corp.	20,873	488,011
Greenbrier Companies, Inc. (a)(d)	47,797	1,061,093
Hardinge, Inc.	25,807	227,618
Harsco Corp.	178,159	3,677,202
Hurco Companies, Inc. (a)	13,162	312,334
IDEX Corp. (d)	173,167	6,313,669
ITT Corp.	210,000	4,235,700
John Bean Technologies Corp.	58,324	960,013
Kadant, Inc. (a)	25,872	528,824
Kaydon Corp.	68,533	2,164,272
Kennametal, Inc.	171,196	6,524,280
Key Technology, Inc. (a)	11,387	164,656
L.B. Foster Co. Class A	22,446	644,649
Lincoln Electric Holdings, Inc.	176,789	6,979,630
Lindsay Corp. (d)	25,795	1,457,160
Lydall, Inc. (a)	33,795	304,155
Manitex International, Inc. (a)	20,847	90,893
Manitowoc Co., Inc.	294,903	3,264,576
Meritor, Inc. (a)	200,112	1,190,666
Met-Pro Corp.	36,943	333,595
MFRI, Inc. (a)	13,428	86,611
Middleby Corp. (a)(d)	38,910	3,551,705
Miller Industries, Inc.	26,248	422,330
Mueller Industries, Inc.	78,612	2,998,262
Mueller Water Products, Inc. Class A	316,699	709,406
NACCO Industries, Inc. Class A	11,186	887,609
Navistar International Corp. (a)	151,913	5,655,721
NN, Inc. (a)(d)	36,484	240,430
Nordson Corp. (d)	129,568	6,097,470

	Shares	Value
Omega Flex, Inc. (a)(d)	4,300	$ 57,921
Oshkosh Truck Corp. (a)(d)	195,557	4,012,830
Pentair, Inc. (d)	205,908	7,830,681
PMFG, Inc. (a)(d)	34,252	793,961
RBC Bearings, Inc. (a)(d)	45,506	1,922,629
Robbins & Myers, Inc.	86,218	4,586,798
Sauer-Danfoss, Inc. (a)	26,342	990,196
SPX Corp.	106,684	6,763,766
Sun Hydraulics Corp. (d)	43,492	1,094,259
Taylor Devices, Inc. (a)	3,820	26,625
Tecumseh Products Co. Class A (non-vtg.) (a)	42,740	221,393
Tennant Co.	40,266	1,690,367
Terex Corp. (a)	232,416	3,586,179
The L.S. Starrett Co. Class A	13,961	172,279
Timken Co.	164,646	6,916,778
Titan International, Inc. (d)	84,234	1,814,400
Toro Co. (d)	64,556	3,645,477
TriMas Corp. (a)(d)	54,433	1,110,978
Trinity Industries, Inc.	165,443	4,728,361
Twin Disc, Inc. (d)	18,379	779,270
Valmont Industries, Inc. (d)	46,692	3,977,225
Wabash National Corp. (a)(d)	155,587	1,142,009
WABCO Holdings, Inc. (a)	141,484	6,651,163
Wabtec Corp.	101,767	6,945,598
Watts Water Technologies, Inc. Class A	62,379	2,382,878
WSI Industries, Inc.	5,668	30,607
		213,294,371
Marine - 0.2%
Alexander & Baldwin, Inc.	93,131	3,528,734
Baltic Trading Ltd. (d)	48,719	250,416
Eagle Bulk Shipping, Inc. (a)(d)	132,519	147,096
Genco Shipping & Trading Ltd. (a)(d)	62,443	473,318
International Shipholding Corp.	19,798	372,598
Kirby Corp. (a)(d)	115,734	7,439,382
Rand Logistics, Inc. (a)	22,234	143,409
		12,354,953
Professional Services - 1.3%
Acacia Research Corp. - Acacia Technologies (a)	89,557	3,118,375
Advisory Board Co. (a)(d)	32,889	2,380,506
Barrett Business Services, Inc.	12,908	246,543
CBIZ, Inc. (a)(d)	95,075	572,352
CDI Corp.	25,347	330,778
Corporate Executive Board Co.	69,514	2,724,254
CoStar Group, Inc. (a)(d)	51,250	3,410,175
CRA International, Inc. (a)	21,805	445,258
CTPartners Executive Search, Inc.	10,063	51,523
Dolan Co. (a)	56,531	516,128
Exponent, Inc. (a)	28,956	1,371,935
Franklin Covey Co. (a)(d)	30,881	289,355
FTI Consulting, Inc. (a)(d)	97,091	4,164,233
GP Strategies Corp. (a)(d)	31,405	409,835
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Heidrick & Struggles International, Inc.	35,769	$ 761,880
Hill International, Inc. (a)	55,004	302,522
Hudson Highland Group, Inc. (a)	63,602	300,201
Huron Consulting Group, Inc. (a)	45,521	1,580,489
ICF International, Inc. (a)	38,479	998,145
IHS, Inc. Class A (a)(d)	102,192	9,031,729
Innovaro, Inc. (a)(d)	10,333	11,883
Insperity, Inc.	47,827	1,185,631
Kelly Services, Inc. Class A (non-vtg.)	60,489	875,881
Kforce, Inc. (a)(d)	81,646	1,000,164
Korn/Ferry International (a)(d)	96,434	1,622,984
Lightbridge Corp. (a)(d)	22,248	61,404
Manpower, Inc.	171,580	6,284,975
MISTRAS Group, Inc. (a)	33,597	790,537
National Technical Systems, Inc. (a)	1,200	5,700
Navigant Consulting, Inc. (a)(d)	103,551	1,167,020
Nielsen Holdings B.V. (a)	148,851	4,324,122
Odyssey Marine Exploration, Inc. (a)(d)	151,557	386,470
On Assignment, Inc. (a)(d)	74,694	778,311
Pendrell Corp. (a)(d)	288,252	786,928
RCM Technologies, Inc. (a)	22,706	122,158
Resources Connection, Inc.	95,261	1,019,293
RPX Corp.	34,916	493,014
Spherix, Inc. (a)(d)	529	672
TeamStaff, Inc. (a)	2,300	4,600
Towers Watson & Co.	113,631	7,404,196
TrueBlue, Inc. (a)	90,684	1,167,103
Verisk Analytics, Inc. (a)	269,500	10,585,960
VSE Corp.	9,167	239,167
		73,324,389
Road & Rail - 1.2%
AMERCO (a)	13,891	1,083,498
Arkansas Best Corp.	51,642	987,395
Avis Budget Group, Inc. (a)(d)	226,303	2,670,375
Celadon Group, Inc.	50,144	536,039
Con-way, Inc.	113,856	3,198,215
Covenant Transport Group, Inc. Class A (a)	20,131	61,802
Dollar Thrifty Automotive Group, Inc. (a)	55,770	3,741,052
Frozen Food Express Industries, Inc. (a)	33,709	47,193
Genesee & Wyoming, Inc. Class A (a)(d)	80,990	4,946,059
Heartland Express, Inc. (d)	114,007	1,567,596
Hertz Global Holdings, Inc. (a)(d)	491,973	5,564,215
J.B. Hunt Transport Services, Inc. (d)	211,248	9,658,259
Kansas City Southern (a)(d)	235,125	15,995,554
Knight Transportation, Inc.	131,697	1,970,187
Landstar System, Inc. (d)	100,282	4,640,048
Marten Transport Ltd.	34,654	639,713
Old Dominion Freight Lines, Inc. (a)(d)	112,786	4,377,225
P.A.M. Transportation Services, Inc. (a)	12,026	114,367
Patriot Transportation Holding, Inc. (a)	15,144	344,980

	Shares	Value
Quality Distribution, Inc. (a)	32,552	$ 328,775
RailAmerica, Inc. (a)	52,514	737,822
Roadrunner Transportation Systems, Inc. (a)	22,643	322,889
Saia, Inc. (a)	33,104	385,000
Swift Transporation Co.	146,022	1,244,107
Universal Truckload Services, Inc.	9,909	136,249
USA Truck, Inc. (a)	17,441	157,143
Werner Enterprises, Inc.	106,019	2,485,085
YRC Worldwide, Inc. (a)	117,940	3,798
Zipcar, Inc. (a)(d)	55,344	883,290
		68,827,930
Trading Companies & Distributors - 0.8%
Aceto Corp.	69,108	473,390
Air Lease Corp. Class A (d)	152,688	3,423,265
Aircastle Ltd.	107,319	1,247,047
Applied Industrial Technologies, Inc.	80,244	2,770,825
Beacon Roofing Supply, Inc. (a)(d)	98,166	1,917,182
BlueLinx Corp. (a)	32,060	46,808
CAI International, Inc. (a)(d)	24,138	370,277
DXP Enterprises, Inc. (a)	18,580	562,045
Essex Rental Corp. (a)(d)	20,996	60,468
GATX Corp.	95,409	4,073,010
H&E Equipment Services, Inc. (a)(d)	60,666	771,065
Houston Wire & Cable Co.	36,511	410,019
Interline Brands, Inc. (a)	78,135	1,232,970
Kaman Corp.	54,234	1,682,881
Lawson Products, Inc.	21,260	335,058
MSC Industrial Direct Co., Inc. Class A	94,950	6,601,874
RSC Holdings, Inc. (a)(d)	126,965	1,543,894
Rush Enterprises, Inc. Class A (a)(d)	68,991	1,321,868
TAL International Group, Inc.	45,877	1,207,483
Textainer Group Holdings Ltd. (d)	42,597	1,154,379
Titan Machinery, Inc. (a)	34,326	744,874
Transcat, Inc. (a)	2,018	23,308
United Rentals, Inc. (a)(d)	129,721	3,650,349
Watsco, Inc. (d)	54,113	3,436,176
WESCO International, Inc. (a)(d)	89,799	4,576,157
Willis Lease Finance Corp. (a)	16,932	197,088
		43,833,760
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	42,231	559,983
TOTAL INDUSTRIALS		797,540,324
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.5%
Acme Packet, Inc. (a)(d)	116,600	3,897,938
ADTRAN, Inc. (d)	134,261	4,434,641
Alliance Fiber Optic Products, Inc. (a)(d)	9,905	76,566
Ambient Corp. (a)	4,086	25,006
Anaren, Inc. (a)	41,478	693,927
Arris Group, Inc. (a)(d)	255,054	2,741,831
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Aruba Networks, Inc. (a)(d)	186,791	$ 3,941,290
Aviat Networks, Inc. (a)	125,073	220,128
Bel Fuse, Inc. Class B (non-vtg.)	23,302	425,961
Black Box Corp.	37,297	1,064,083
Blue Coat Systems, Inc. (a)	88,014	1,584,252
Brocade Communications Systems, Inc. (a)	972,340	5,231,189
Calix Networks, Inc. (a)	75,213	678,421
Ciena Corp. (a)(d)	197,343	2,389,824
ClearOne Communications, Inc. (a)	5,738	25,591
Communications Systems, Inc.	6,410	88,330
Comtech Telecommunications Corp. (d)	62,933	1,906,241
Comverse Technology, Inc. (a)	417,759	2,736,321
Dialogic, Inc. (a)(d)	41,259	51,574
Digi International, Inc. (a)(d)	59,093	649,432
Ditech Networks, Inc. (a)	31,199	27,455
EchoStar Holding Corp. Class A (a)	88,857	1,953,077
EMCORE Corp. (a)(d)	201,028	190,977
Emulex Corp. (a)	180,262	1,424,070
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	289,013	872,819
Finisar Corp. (a)(d)	187,394	3,455,545
Globecomm Systems, Inc. (a)	45,031	616,474
Harmonic, Inc. (a)	282,298	1,515,940
Infinera Corp. (a)(d)	217,526	1,500,929
InterDigital, Inc. (d)	94,611	4,159,100
Ixia (a)(d)	101,044	1,111,484
KVH Industries, Inc. (a)(d)	38,479	299,367
Lantronix, Inc. (a)	2,994	5,569
Loral Space & Communications Ltd. (a)	30,125	1,872,269
Meru Networks, Inc. (a)(d)	20,980	98,606
NETGEAR, Inc. (a)(d)	77,718	2,952,507
Network Engines, Inc. (a)	84,070	88,274
Network Equipment Technologies, Inc. (a)(d)	65,892	115,311
NumereX Corp. Class A (a)(d)	15,136	121,693
Oclaro, Inc. (a)(d)	149,825	465,956
Oplink Communications, Inc. (a)(d)	41,842	690,811
Opnext, Inc. (a)	103,950	109,148
Optical Cable Corp.	11,466	37,379
ORBCOMM, Inc. (a)(d)	76,335	251,906
Parkervision, Inc. (a)(d)	100,000	100,000
PC-Tel, Inc.	41,380	289,246
Performance Technologies, Inc. (a)	4,304	8,565
Plantronics, Inc.	107,437	3,702,279
Polycom, Inc. (a)	379,040	6,405,776
Powerwave Technologies, Inc. (a)(d)	62,771	145,629
Procera Networks, Inc. (a)	30,410	489,297
Relm Wireless Corp. (a)	20,572	23,041
Riverbed Technology, Inc. (a)(d)	326,207	8,481,382
ShoreTel, Inc. (a)	46,585	280,908

	Shares	Value
Sonus Networks, Inc. (a)(d)	434,232	$ 1,133,346
Sycamore Networks, Inc.	41,488	821,462
Symmetricom, Inc. (a)	84,462	434,979
Technical Communications Corp.	2,835	21,858
Tekelec (a)	155,538	1,714,029
Telular Corp.	31,267	220,120
Tessco Technologies, Inc.	11,035	154,049
TII Industries, Inc. (a)	52,081	73,434
Ubiquiti Networks, Inc.	12,741	251,762
UTStarcom Holdings Corp. (a)	269,059	363,230
ViaSat, Inc. (a)(d)	94,161	4,455,699
Westell Technologies, Inc. Class A (a)(d)	123,763	275,991
Zhone Technologies, Inc. (a)	51,951	46,236
Zoom Technologies, Inc. (a)(d)	16,744	15,605
		86,707,135
Computers & Peripherals - 0.8%
Avid Technology, Inc. (a)(d)	59,724	475,403
Concurrent Computer Corp. (a)	10,743	34,915
Cray, Inc. (a)	84,529	522,389
Crossroads Systems, Inc. (a)	4,003	22,177
Datalink Corp. (a)	27,110	209,289
Dataram Corp. (a)	23,649	27,906
Diebold, Inc.	137,612	4,151,754
Dot Hill Systems Corp. (a)(d)	105,073	140,798
Electronics for Imaging, Inc. (a)	98,666	1,459,270
Fusion-io, Inc. (d)	25,000	837,250
Hauppauge Digital, Inc. (a)	28,370	28,370
Hutchinson Technology, Inc. (a)(d)	62,444	99,286
iGO, Inc. (a)(d)	68,990	44,844
Imation Corp. (a)	71,887	422,696
Immersion Corp. (a)	59,376	361,006
Intermec, Inc. (a)(d)	127,048	932,532
Interphase Corp. (a)	11,825	52,976
Intevac, Inc. (a)(d)	55,110	412,774
NCR Corp. (a)	332,522	5,815,810
Novatel Wireless, Inc. (a)(d)	68,406	219,583
OCZ Technology Group, Inc. (a)(d)	100,961	705,717
Overland Storage, Inc. (a)	30,727	66,370
Presstek, Inc. (a)	42,003	22,476
QLogic Corp. (a)	218,035	3,253,082
Qualstar Corp. (a)	6,660	12,454
Quantum Corp. (a)(d)	463,537	1,246,915
Rimage Corp.	26,174	296,290
Seagate Technology	884,297	15,121,479
Silicon Graphics International Corp. (a)(d)	63,117	941,706
STEC, Inc. (a)	87,553	798,483
Stratasys, Inc. (a)(d)	42,042	1,291,530
Super Micro Computer, Inc. (a)(d)	56,365	766,000
Synaptics, Inc. (a)	70,726	2,295,766
Transact Technologies, Inc. (a)	18,832	116,382
USA Technologies, Inc. (a)(d)	79,221	85,559
		43,291,237
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 2.1%
ADDvantage Technologies Group, Inc. (a)	11,928	$ 23,737
Advanced Photonix, Inc. Class A (a)	41,087	22,803
Aeroflex Holding Corp.	47,000	453,080
Agilysys, Inc. (a)(d)	40,517	329,403
Anixter International, Inc. (a)(d)	62,644	3,846,968
Arrow Electronics, Inc. (a)(d)	243,188	8,890,953
Avnet, Inc. (a)	320,706	9,553,832
AVX Corp.	107,121	1,386,146
Badger Meter, Inc.	31,371	974,697
Benchmark Electronics, Inc. (a)(d)	128,508	1,774,695
Brightpoint, Inc. (a)(d)	147,097	1,469,499
CalAmp Corp. (a)	65,195	269,255
Checkpoint Systems, Inc. (a)(d)	81,844	988,676
Clearfield, Inc. (a)	20,779	124,258
Cognex Corp.	78,649	2,805,410
Coherent, Inc. (a)	52,395	2,661,666
Comverge, Inc. (a)(d)	54,584	74,234
CTS Corp.	70,681	601,495
Daktronics, Inc.	76,570	719,758
DDi Corp.	48,439	436,435
Digital Ally, Inc. (a)(d)	38,320	27,782
Document Security Systems, Inc. (a)(d)	30,814	97,064
Dolby Laboratories, Inc. Class A (a)(d)	109,844	3,616,064
DTS, Inc. (a)(d)	34,766	1,000,913
Dynasil Corp. of America (a)(d)	9,408	14,771
Echelon Corp. (a)(d)	68,729	338,147
Electro Rent Corp.	37,093	607,954
Electro Scientific Industries, Inc. (a)	49,520	652,178
eMagin Corp. (a)	46,615	195,783
Fabrinet (a)	39,355	558,447
FARO Technologies, Inc. (a)(d)	33,100	1,603,695
FEI Co. (a)(d)	81,048	3,271,097
Frequency Electronics, Inc. (a)	12,396	93,590
Giga-Tronics, Inc. (a)	4,585	7,198
GTSI Corp. (a)	18,931	84,432
I. D. Systems Inc. (a)	29,912	156,440
Identive Group, Inc. (a)(d)	104,855	203,419
IEC Electronics Corp. (a)(d)	18,101	99,556
Image Sensing Systems, Inc. (a)	2,863	17,493
Ingram Micro, Inc. Class A (a)(d)	329,601	5,936,114
Insight Enterprises, Inc. (a)	100,901	1,477,191
Intelli-Check, Inc. (a)(d)	25,728	23,155
IPG Photonics Corp. (a)(d)	60,608	2,323,105
Iteris, Inc. (a)	52,448	67,658
Itron, Inc. (a)(d)	84,392	2,990,009
KEMET Corp. (a)	88,236	730,594
KEY Tronic Corp. (a)	21,607	103,714
LeCroy Corp. (a)	33,143	299,944
LGL Group, Inc. (a)	3,009	22,056
LightPath Technologies, Inc. Class A (a)	1,150	1,127
Littelfuse, Inc.	46,783	2,186,637

	Shares	Value
LoJack Corp. (a)	47,516	$ 109,287
LRAD Corp. (a)(d)	57,271	101,942
Maxwell Technologies, Inc. (a)(d)	55,625	943,956
Measurement Specialties, Inc. (a)(d)	28,194	804,375
Mercury Computer Systems, Inc. (a)	59,976	827,069
Mesa Laboratories, Inc.	4,207	172,235
Methode Electronics, Inc. Class A	85,089	755,590
Micronetics, Inc. (a)	3,743	29,944
Microvision, Inc. (a)(d)	195,563	88,218
MOCON, Inc.	4,905	80,785
MTS Systems Corp.	32,386	1,301,269
Multi-Fineline Electronix, Inc. (a)(d)	21,997	460,397
Napco Security Technolgies, Inc. (a)	17,472	38,438
National Instruments Corp. (d)	193,441	5,087,498
NeoPhotonics Corp. (d)	37,763	178,997
NetList, Inc. (a)	52,442	150,509
Newport Corp. (a)	77,293	1,007,128
OSI Systems, Inc. (a)(d)	38,821	1,856,032
Par Technology Corp. (a)	25,957	102,530
Park Electrochemical Corp.	37,916	1,040,415
PC Connection, Inc.	38,611	391,129
PC Mall, Inc. (a)	16,427	93,962
Perceptron, Inc. (a)	22,932	120,622
Planar Systems, Inc. (a)	44,024	88,928
Plexus Corp. (a)(d)	84,283	2,288,283
Power-One, Inc. (a)(d)	142,864	608,601
Pulse Electronics Corp.	78,284	237,201
RadiSys Corp. (a)	64,186	278,567
Research Frontiers, Inc. (a)(d)	33,274	126,108
RF Industries Ltd.	13,982	48,098
RF Monolithics, Inc. (a)	3,462	3,808
Richardson Electronics Ltd.	33,307	412,008
Rofin-Sinar Technologies, Inc. (a)	64,495	1,551,750
Rogers Corp. (a)	32,685	1,297,595
Sanmina-SCI Corp. (a)	167,768	1,420,995
ScanSource, Inc. (a)(d)	56,111	1,970,057
Sigmatron International, Inc. (a)	762	2,690
Superconductor Technologies, Inc. (a)(d)	131,677	184,348
SYNNEX Corp. (a)(d)	51,035	1,497,877
Tech Data Corp. (a)(d)	97,860	4,817,648
Trimble Navigation Ltd. (a)(d)	256,900	11,067,252
TTM Technologies, Inc. (a)(d)	113,407	1,248,611
Uni-Pixel Inc. (a)(d)	7,005	40,629
Universal Display Corp. (a)(d)	85,087	3,314,990
Viasystems Group, Inc. (a)(d)	9,833	179,354
Vicon Industries, Inc. (a)	18,575	61,669
Vishay Intertechnology, Inc. (a)(d)	313,434	3,099,862
Vishay Precision Group, Inc. (a)(d)	25,449	362,648
Wireless Ronin Technologies, Inc. (a)	6,055	6,903
X-Rite, Inc. (a)(d)	61,803	296,654
Zygo Corp. (a)	33,130	541,013
		119,010,801
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.5%
Active Network, Inc.	25,000	$ 317,000
Ancestry.com, Inc. (a)(d)	61,834	1,466,084
AOL, Inc. (a)(d)	224,248	3,215,716
Autobytel, Inc. (a)	88,801	66,601
Bankrate, Inc. (d)	40,638	736,767
Carbonite, Inc. (d)	13,662	165,583
comScore, Inc. (a)(d)	66,214	1,315,672
Constant Contact, Inc. (a)(d)	59,717	1,306,608
Cornerstone OnDemand, Inc. (d)	50,351	811,658
Crexendo, Inc. (d)	12,555	37,665
DealerTrack Holdings, Inc. (a)	83,885	2,172,622
Demand Media, Inc.	71,346	505,843
Dice Holdings, Inc. (a)	105,899	822,835
Digital River, Inc. (a)(d)	82,089	1,312,603
EarthLink, Inc.	265,160	1,670,508
EasyLink Services International Corp. (a)	58,516	248,693
EDGAR Online, Inc. (a)	50,000	20,000
eGain Communications Corp. (a)	24,082	127,635
Equinix, Inc. (a)(d)	98,174	9,819,363
FriendFinder Networks, Inc. (a)(d)	48,445	45,500
IAC/InterActiveCorp	155,479	6,511,461
InfoSpace, Inc. (a)	94,187	907,963
InsWeb Corp. (a)	283	2,230
Internap Network Services Corp. (a)(d)	107,514	557,998
Internet Media Services, Inc. (a)	7,375	443
IntraLinks Holdings, Inc. (a)	83,945	442,390
Inuvo, Inc. (a)	12,036	13,962
iPass, Inc.	111,360	162,586
j2 Global Communications, Inc. (d)	101,272	2,745,484
Keynote Systems, Inc.	36,547	669,907
KIT Digital, Inc. (a)	77,761	693,628
Limelight Networks, Inc. (a)(d)	135,298	416,718
LinkedIn Corp. (a)(d)	34,610	2,281,837
Liquidity Services, Inc. (a)(d)	42,024	1,431,337
LivePerson, Inc. (a)(d)	99,584	1,252,767
Local.com Corp. (a)(d)	49,826	112,607
LogMeIn, Inc. (a)(d)	44,733	1,923,966
LookSmart Ltd. (a)	40,635	54,857
LoopNet, Inc. (a)	68,498	1,236,389
Marchex, Inc. Class B	52,192	360,647
Market Leader, Inc. (a)	9,851	26,992
ModusLink Global Solutions, Inc.	97,556	424,369
Move, Inc. (a)	78,204	508,326
NIC, Inc.	130,477	1,696,201
Onstream Media Corp. (a)	16,789	9,066
Onvia.com, Inc. (a)(d)	1,133	3,399
OpenTable, Inc. (a)(d)	48,875	1,728,709
Openwave Systems, Inc. (a)(d)	210,780	345,679
Perficient, Inc. (a)	61,052	525,047
quepasa.com, Inc. (a)	52,817	216,550
QuinStreet, Inc. (a)(d)	54,986	509,170

	Shares	Value
Rackspace Hosting, Inc. (a)	225,955	$ 9,801,928
RealNetworks, Inc. (d)	46,557	353,368
Reis, Inc. (a)	12,850	117,578
Responsys, Inc.	38,640	322,258
RightNow Technologies, Inc. (a)(d)	52,549	2,255,403
Saba Software, Inc. (a)	73,699	497,468
SciQuest, Inc. (a)	44,604	651,218
Selectica, Inc. (a)	2,268	7,620
SPS Commerce, Inc. (a)	16,555	388,215
Stamps.com, Inc. (d)	24,970	683,429
Support.com, Inc. (a)	144,855	296,953
TechTarget, Inc. (a)	27,794	150,088
TheStreet.com, Inc.	58,323	100,899
Travelzoo, Inc. (a)(d)	13,347	373,583
United Online, Inc. (d)	183,141	966,984
ValueClick, Inc. (a)(d)	168,479	2,604,685
Vertro, Inc. (a)	14,264	21,396
VistaPrint Ltd. (a)(d)	84,760	2,772,500
Vocus, Inc. (a)(d)	40,038	849,606
Web.com, Inc. (a)	54,104	557,812
WebMD Health Corp. (a)	125,513	4,546,081
WebMediaBrands, Inc. (a)	31,939	15,970
XO Group, Inc. (a)(d)	65,794	484,902
Zillow, Inc. (a)(d)	7,673	171,798
Zix Corp. (a)	168,463	464,958
		83,414,341
IT Services - 2.0%
Acxiom Corp. (a)	165,489	2,058,683
Alliance Data Systems Corp. (a)(d)	109,104	11,173,341
Analysts International Corp. (a)	1,936	9,467
Booz Allen Hamilton Holding Corp. Class A	47,885	668,953
Broadridge Financial Solutions, Inc.	260,289	5,874,723
CACI International, Inc. Class A (a)	62,437	3,520,198
Cardtronics, Inc. (a)	87,852	2,387,817
Cass Information Systems, Inc.	19,126	740,367
Ciber, Inc. (a)	130,559	540,514
Computer Task Group, Inc. (a)(d)	30,079	392,230
Convergys Corp. (a)(d)	249,199	3,219,651
CoreLogic, Inc. (a)	241,426	3,206,137
CSG Systems International, Inc. (a)(d)	78,983	1,198,172
CSP, Inc. (a)	3,555	12,443
DST Systems, Inc.	76,200	3,621,786
Dynamics Research Corp. (a)(d)	21,990	214,403
Echo Global Logistics, Inc. (a)(d)	33,275	523,083
Edgewater Technology, Inc. (a)	7,473	21,746
Euronet Worldwide, Inc. (a)(d)	99,272	1,786,896
ExlService Holdings, Inc. (a)(d)	38,889	1,034,447
FleetCor Technologies, Inc.	64,896	1,843,046
Forrester Research, Inc.	29,110	942,291
Gartner, Inc. Class A (a)(d)	184,100	6,964,503
Genpact Ltd. (a)	230,000	3,581,100
Global Cash Access Holdings, Inc. (a)	83,889	377,501
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Global Payments, Inc. (d)	166,819	$ 7,378,404
Hackett Group, Inc. (a)	91,055	344,188
Heartland Payment Systems, Inc. (d)	77,033	1,737,094
iGate Corp.	60,504	939,022
Information Services Group, Inc. (a)(d)	46,725	58,406
Innodata Isogen, Inc. (a)	57,252	203,245
INX, Inc. (a)	13,746	118,628
Jack Henry & Associates, Inc.	178,784	5,937,417
Lender Processing Services, Inc.	196,169	3,719,364
Lionbridge Technologies, Inc. (a)	146,424	326,526
ManTech International Corp. Class A	44,878	1,516,876
Mastech Holdings, Inc. (a)	2,512	9,671
Mattersight Corp. (a)(d)	7,980	37,267
Maximus, Inc.	70,718	2,941,869
MoneyGram International, Inc. (a)	27,762	476,674
NCI, Inc. Class A (a)(d)	15,408	186,437
NeuStar, Inc. Class A (a)(d)	153,141	5,166,977
Newtek Business Services, Inc. (a)	5,503	6,383
Online Resources Corp. (a)	46,607	123,509
PFSweb, Inc. (a)	57,508	189,776
PRG-Schultz International, Inc. (a)	36,211	217,990
Rainmaker Systems, Inc. (a)	15,480	8,529
Sapient Corp. (d)	223,100	2,739,668
ServiceSource International, Inc. (d)	80,504	1,073,923
StarTek, Inc. (a)	22,269	50,996
Storage Engine, Inc. (a)	500	0
Stream Global Services, Inc. (a)(d)	78,136	241,440
Syntel, Inc. (d)	35,000	1,674,400
Teletech Holdings, Inc. (a)(d)	62,415	1,099,128
The Management Network Group, Inc. (a)	2,929	5,858
Tier Technologies, Inc. Class B (a)	27,138	94,169
TNS, Inc. (a)	54,495	1,064,287
TSR, Inc. (a)	2,039	8,156
Unisys Corp. (a)	78,384	1,892,974
VeriFone Systems, Inc. (a)	217,543	9,539,261
Virtusa Corp. (a)	31,847	501,272
WidePoint Corp. (a)	102,981	75,176
WPCS International, Inc. (a)	38,998	75,656
Wright Express Corp. (a)(d)	78,835	4,137,261
		111,831,375
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	119,030	4,506,476
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Analogic Technologies, Inc. (a)(d)	105,154	604,110
Advanced Energy Industries, Inc. (a)(d)	78,334	781,773
AEHR Test Systems (a)	9,000	6,120
Aetrium, Inc. (a)	6,743	6,069
Amkor Technology, Inc. (a)(d)	216,408	960,852
Amtech Systems, Inc. (a)(d)	19,914	180,819

	Shares	Value
ANADIGICS, Inc. (a)	146,428	$ 329,463
Applied Micro Circuits Corp. (a)(d)	192,336	1,434,827
Atmel Corp. (a)(d)	953,470	8,457,279
ATMI, Inc. (a)(d)	65,860	1,363,302
AuthenTec, Inc. (a)	68,075	206,948
Axcelis Technologies, Inc. (a)	209,208	265,694
AXT, Inc. (a)	91,754	386,284
Brooks Automation, Inc.	166,153	1,585,100
BTU International, Inc. (a)	13,926	41,917
Cabot Microelectronics Corp. (a)(d)	56,016	2,328,585
Cascade Microtech, Inc. (a)	15,468	45,321
Cavium, Inc. (a)(d)	100,852	3,291,809
Ceva, Inc. (a)(d)	47,618	1,371,875
Cirrus Logic, Inc. (a)(d)	136,722	2,227,201
Cohu, Inc.	53,812	544,577
Cree, Inc. (a)(d)	228,265	5,679,233
CVD Equipment Corp. (a)	8,902	136,735
CyberOptics Corp. (a)	9,297	72,610
Cymer, Inc. (a)(d)	58,494	2,615,852
Cypress Semiconductor Corp.	366,031	6,980,211
DayStar Technologies, Inc. (a)	26,144	7,320
Diodes, Inc. (a)(d)	70,667	1,448,674
DSP Group, Inc. (a)	46,628	274,173
Energy Conversion Devices, Inc. (a)(d)	99,364	32,790
Entegris, Inc. (a)	275,618	2,323,460
Entropic Communications, Inc. (a)(d)	169,805	845,629
Exar Corp. (a)(d)	95,781	603,420
Fairchild Semiconductor International, Inc. (a)	263,581	3,413,374
FormFactor, Inc. (a)	110,045	651,466
FSI International, Inc. (a)(d)	90,047	234,122
GSI Technology, Inc. (a)	42,569	208,588
GT Advanced Technologies, Inc. (a)(d)	257,518	1,988,039
Hittite Microwave Corp. (a)	65,370	3,556,782
Ikanos Communications, Inc. (a)	115,443	97,318
Inphi Corp.	37,505	404,679
Integrated Device Technology, Inc. (a)(d)	335,484	1,945,807
Integrated Silicon Solution, Inc. (a)(d)	51,768	482,995
International Rectifier Corp. (a)(d)	154,826	3,255,991
Intersil Corp. Class A	256,774	2,729,508
Intest Corp. (a)	29,204	66,877
IXYS Corp. (a)(d)	59,965	691,996
Kopin Corp. (a)(d)	153,988	542,038
Kulicke & Soffa Industries, Inc. (a)(d)	152,639	1,389,015
Lam Research Corp. (a)	261,464	10,659,887
Lattice Semiconductor Corp. (a)	235,951	1,625,702
LTX-Credence Corp. (a)	104,147	634,255
Marvell Technology Group Ltd. (a)	1,078,778	15,232,345
Mattson Technology, Inc. (a)(d)	118,451	139,772
Maxim Integrated Products, Inc. (d)	628,581	16,123,103
MaxLinear, Inc. Class A (a)	25,661	123,686
MEMSIC, Inc. (a)	8,643	24,200
Micrel, Inc.	96,504	1,003,642
Microsemi Corp. (a)	178,762	3,174,813
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Mindspeed Technologies, Inc. (a)(d)	64,454	$ 331,938
MIPS Technologies, Inc. (a)(d)	104,835	503,208
MKS Instruments, Inc.	112,266	3,015,465
Monolithic Power Systems, Inc. (a)	82,168	989,303
MoSys, Inc. (a)(d)	60,959	190,802
Nanometrics, Inc. (a)(d)	41,017	675,550
Netlogic Microsystems, Inc. (a)	144,236	7,128,143
NVE Corp. (a)(d)	11,458	671,210
Omnivision Technologies, Inc. (a)	122,391	1,320,599
ON Semiconductor Corp. (a)(d)	931,049	7,010,799
PDF Solutions, Inc. (a)	40,505	253,156
Pericom Semiconductor Corp. (a)	65,839	512,886
Photronics, Inc. (a)(d)	114,532	663,140
Pixelworks, Inc. (a)	35,295	68,825
PLX Technology, Inc. (a)(d)	81,321	251,282
PMC-Sierra, Inc. (a)	478,571	2,675,212
Power Integrations, Inc.	57,924	2,036,029
QuickLogic Corp. (a)(d)	76,504	174,429
Rambus, Inc. (a)(d)	228,253	1,821,459
Ramtron International Corp. (a)	65,988	126,697
RF Micro Devices, Inc. (a)(d)	573,446	3,572,569
Rubicon Technology, Inc. (a)(d)	35,909	340,776
Rudolph Technologies, Inc. (a)	62,052	487,729
Semtech Corp. (a)	136,520	3,167,264
Sigma Designs, Inc. (a)(d)	62,892	438,357
Silicon Image, Inc. (a)	164,044	805,456
Silicon Laboratories, Inc. (a)(d)	91,480	3,953,766
Skyworks Solutions, Inc. (a)(d)	388,594	6,337,968
Spansion, Inc. Class A (a)	100,302	876,639
Spire Corp. (a)	200	152
Standard Microsystems Corp. (a)	48,129	1,204,669
STR Holdings, Inc. (a)(d)	84,443	773,498
SunPower Corp. (a)(d)	89,755	701,884
Supertex, Inc. (a)(d)	23,977	443,814
Tessera Technologies, Inc. (a)	103,521	1,796,089
TranSwitch Corp. (a)(d)	48,274	129,857
Trident Microsystems, Inc. (a)	197,563	50,379
TriQuint Semiconductor, Inc. (a)(d)	346,255	1,513,134
Ultra Clean Holdings, Inc. (a)(d)	44,575	251,849
Ultratech, Inc. (a)	51,421	1,192,967
Veeco Instruments, Inc. (a)(d)	84,982	2,115,202
Vitesse Semiconductor Corp. (a)(d)	58,489	132,185
Volterra Semiconductor Corp. (a)(d)	52,784	1,293,208
		179,839,575
Software - 4.1%
Accelrys, Inc. (a)	120,176	856,855
ACI Worldwide, Inc. (a)	78,641	2,365,521
Activision Blizzard, Inc. (d)	887,503	11,022,787
Actuate Corp. (a)	89,294	589,340
Advent Software, Inc. (a)(d)	65,312	1,763,424
American Software, Inc. Class A	40,573	342,436

	Shares	Value
ANSYS, Inc. (a)(d)	193,059	$ 11,963,866
Ariba, Inc. (a)	202,729	6,152,825
Aspen Technology, Inc. (a)(d)	194,775	3,476,734
Astea International, Inc. (a)	13,242	35,753
Authentidate Holding Corp. (a)	66,432	52,481
Bitstream, Inc. Class A (a)	3,682	20,067
Blackbaud, Inc.	88,516	2,603,256
Bottomline Technologies, Inc. (a)(d)	68,740	1,546,650
BroadSoft, Inc. (a)(d)	45,657	1,601,648
BSQUARE Corp. (a)	30,361	131,767
Cadence Design Systems, Inc. (a)(d)	561,803	6,146,125
Callidus Software, Inc. (a)(d)	65,801	336,901
Cinedigm Digital Cinema Corp. (a)	46,130	65,043
CommVault Systems, Inc. (a)(d)	97,486	4,838,230
Concur Technologies, Inc. (a)(d)	96,880	4,575,642
Convio, Inc. (a)	21,892	224,612
CyberDefender Corp. (a)(d)	45,661	21,004
Datawatch Corp. (a)	3,120	16,973
Deltek, Inc. (a)(d)	63,814	520,084
DemandTec, Inc. (a)	53,416	405,962
Digimarc Corp. (a)	13,264	344,731
Ebix, Inc. (d)	70,033	1,505,710
Ellie Mae, Inc.	31,084	164,745
EPIQ Systems, Inc.	76,732	1,035,882
ePlus, Inc. (a)	8,745	242,849
Evolving Systems, Inc.	12,044	88,283
FactSet Research Systems, Inc.	89,399	8,334,669
Fair Isaac Corp. (d)	85,151	3,096,942
FalconStor Software, Inc. (a)	78,064	221,702
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)(d)	247,899	5,947,097
Glu Mobile, Inc. (a)(d)	63,707	196,855
GSE Systems, Inc. (a)	33,148	65,633
Guidance Software, Inc. (a)	20,946	127,142
Imperva, Inc.	9,739	271,426
Informatica Corp. (a)(d)	222,525	10,003,611
Interactive Intelligence Group, Inc. (a)	39,218	874,561
JDA Software Group, Inc. (a)(d)	90,081	2,839,353
Kenexa Corp. (a)(d)	48,352	1,208,800
Magma Design Automation, Inc. (a)(d)	127,971	731,994
Majesco Entertainment Co. (a)(d)	152,851	424,926
Manhattan Associates, Inc. (a)(d)	49,488	2,233,888
Mentor Graphics Corp. (a)	226,012	2,879,393
MICROS Systems, Inc. (a)(d)	168,632	7,954,371
MicroStrategy, Inc. Class A (a)	21,893	2,695,685
Mitek Systems, Inc. (a)(d)	45,229	331,529
Monotype Imaging Holdings, Inc. (a)	66,621	987,989
Motricity, Inc. (a)(d)	68,605	93,303
NetScout Systems, Inc. (a)(d)	69,317	1,224,831
NetSol Technologies, Inc. (a)(d)	160,969	72,452
NetSuite, Inc. (a)(d)	59,651	2,418,252
Nuance Communications, Inc. (a)(d)	484,472	11,908,322
Opnet Technologies, Inc.	30,753	1,096,960
Parametric Technology Corp. (a)	245,407	5,111,828
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Peerless Systems Corp. (a)	15,698	$ 54,943
Pegasystems, Inc. (d)	31,869	920,377
Pervasive Software, Inc. (a)	25,547	159,413
Progress Software Corp. (a)(d)	146,140	2,976,872
PROS Holdings, Inc. (a)	42,032	672,932
QAD, Inc. Class B	24,367	268,281
QLIK Technologies, Inc. (a)	155,485	4,255,624
Quest Software, Inc. (a)	127,647	2,306,581
RealD, Inc. (a)	97,015	929,404
RealPage, Inc. (a)	63,949	1,600,643
Rosetta Stone, Inc. (a)(d)	23,548	163,188
Rovi Corp. (a)	236,970	6,575,918
S1 Corp. (a)	119,210	1,161,105
Scientific Learning Corp. (a)	24,929	73,042
SeaChange International, Inc. (a)	69,895	559,859
Smith Micro Software, Inc. (a)(d)	72,854	75,040
SolarWinds, Inc. (a)	116,281	3,812,854
Solera Holdings, Inc.	147,097	6,960,630
Sonic Foundry, Inc. (a)	1,571	11,390
Sourcefire, Inc. (a)(d)	58,166	1,926,458
SRS Labs, Inc. (a)(d)	23,248	149,950
SS&C Technologies Holdings, Inc. (a)	63,267	1,015,435
SuccessFactors, Inc. (a)(d)	172,398	4,413,389
Synchronoss Technologies, Inc. (a)(d)	71,953	2,150,675
Synopsys, Inc. (a)	312,818	8,749,519
Take-Two Interactive Software, Inc. (a)	177,765	2,479,822
Taleo Corp. Class A (a)(d)	83,810	2,714,606
Tangoe, Inc. (a)	19,247	261,374
TeleCommunication Systems, Inc. Class A (a)	110,511	297,275
TeleNav, Inc. (a)	41,916	344,550
THQ, Inc. (a)(d)	139,201	236,642
TIBCO Software, Inc. (a)(d)	349,547	9,577,588
TiVo, Inc. (a)(d)	265,219	2,620,364
Tyler Technologies, Inc. (a)(d)	75,793	2,429,166
Ultimate Software Group, Inc. (a)(d)	62,392	4,137,837
Vasco Data Security International, Inc. (a)	64,183	541,063
Verint Systems, Inc. (a)	43,778	1,238,480
Versant Corp. (a)	12,238	134,618
VirnetX Holding Corp. (a)(d)	97,330	1,931,027
VMware, Inc. Class A (a)(d)	136,240	13,171,683
Wave Systems Corp. Class A (a)(d)	172,796	388,791
Websense, Inc. (a)(d)	80,067	1,450,013
		234,310,121
TOTAL INFORMATION TECHNOLOGY		862,911,061
MATERIALS - 6.3%
Chemicals - 2.8%
A. Schulman, Inc.	65,137	1,346,382
ADA-ES, Inc. (a)(d)	20,345	417,683

	Shares	Value
Albemarle Corp.	191,516	$ 10,443,367
American Pacific Corp. (a)	11,292	91,352
American Vanguard Corp.	54,844	699,809
Ampal-American Israel Corp. Class A (a)	23,445	8,440
Arabian American Development Co. (a)	9,649	60,596
Ashland, Inc.	150,210	8,354,680
Balchem Corp. (d)	69,438	2,881,677
Cabot Corp.	124,551	4,132,602
Calgon Carbon Corp. (a)(d)	115,042	1,711,825
Celanese Corp. Class A	330,376	15,359,180
Cereplast, Inc. (a)(d)	22,207	23,761
Chase Corp.	11,674	145,108
Chemtura Corp. (a)	211,983	2,469,602
Clean Diesel Technologies, Inc. (a)(d)	18,237	50,516
Core Molding Technologies, Inc. (a)	7,559	62,135
Cytec Industries, Inc. (d)	103,292	4,871,251
Ferro Corp. (a)	176,641	1,026,284
Flotek Industries, Inc. (a)(d)	105,931	965,031
FutureFuel Corp.	27,930	353,315
Georgia Gulf Corp. (a)	69,742	1,339,744
H.B. Fuller Co.	110,141	2,539,851
Hawkins, Inc. (d)	17,707	699,604
Huntsman Corp.	408,761	4,467,758
Innophos Holdings, Inc.	44,680	2,200,490
Intrepid Potash, Inc. (a)	108,384	2,510,173
KMG Chemicals, Inc. (d)	16,501	258,241
Koppers Holdings, Inc.	42,068	1,389,506
Kraton Performance Polymers, Inc. (a)	66,091	1,389,233
Kronos Worldwide, Inc.	39,414	768,967
Landec Corp. (a)	68,409	407,034
LSB Industries, Inc. (a)(d)	37,320	1,166,996
LyondellBasell Industries NV Class A	717,687	23,446,834
Material Sciences Corp. (a)	21,107	173,077
Minerals Technologies, Inc.	38,575	2,237,350
Nanophase Technologies Corp. (a)(d)	5,146	2,341
NewMarket Corp. (d)	22,299	4,412,749
Olin Corp.	148,501	2,821,519
OM Group, Inc. (a)	66,748	1,518,517
OMNOVA Solutions, Inc. (a)(d)	91,531	398,160
Penford Corp. (a)	27,329	137,465
PolyOne Corp.	192,213	2,068,212
Quaker Chemical Corp.	24,863	967,419
Rockwood Holdings, Inc. (a)	144,030	6,417,977
RPM International, Inc. (d)	272,241	6,424,888
Senomyx, Inc. (a)(d)	79,410	306,523
Sensient Technologies Corp. (d)	107,319	4,053,439
Solutia, Inc. (a)	252,199	4,015,008
Spartech Corp. (a)	67,518	287,627
Stepan Co.	16,020	1,301,465
The Scotts Miracle-Gro Co. Class A (d)	91,000	4,012,190
TOR Minerals International, Inc. (a)	3,831	55,013
TPC Group, Inc. (a)	34,509	828,216
Valhi, Inc.	14,180	886,250
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Valspar Corp.	185,481	$ 6,840,539
W.R. Grace & Co. (a)	128,085	5,337,302
Westlake Chemical Corp.	46,385	1,948,170
Zep, Inc.	44,069	620,932
Zoltek Companies, Inc. (a)(d)	60,096	493,388
		156,624,763
Construction Materials - 0.2%
Eagle Materials, Inc.	89,764	2,078,037
Headwaters, Inc. (a)	123,195	315,379
Martin Marietta Materials, Inc.	96,720	7,569,307
Texas Industries, Inc. (d)	49,233	1,247,072
U.S. Concrete, Inc. (a)	24,099	66,031
United States Lime & Minerals, Inc. (a)	5,589	308,625
		11,584,451
Containers & Packaging - 1.0%
AEP Industries, Inc. (a)	13,400	326,290
Aptargroup, Inc. (d)	131,165	6,661,870
Boise, Inc.	247,252	1,476,094
Crown Holdings, Inc. (a)(d)	323,263	10,444,628
Graphic Packaging Holding Co. (a)	260,313	1,153,187
Greif, Inc. Class A	83,496	3,892,584
MOD-PAC Corp. (sub. vtg.) (a)	3,740	21,842
Myers Industries, Inc.	71,378	875,094
Northern Technologies International Corp. (a)	1,103	14,802
Packaging Corp. of America	212,982	5,539,662
Rock-Tenn Co. Class A	148,371	8,642,611
Silgan Holdings, Inc.	104,566	4,071,800
Sonoco Products Co.	211,021	6,853,962
Temple-Inland, Inc.	225,012	7,162,132
UFP Technologies, Inc. (a)	15,346	234,487
		57,371,045
Metals & Mining - 1.8%
A.M. Castle & Co. (a)	38,879	528,754
Allied Nevada Gold Corp. (a)(d)	180,765	6,487,656
Amcol International Corp.	58,468	1,937,045
Carpenter Technology Corp. (d)	92,077	4,985,049
Century Aluminum Co. (a)(d)	132,753	1,278,411
Coeur d'Alene Mines Corp. (a)	186,991	5,473,227
Commercial Metals Co.	251,961	3,522,415
Compass Minerals International, Inc.	68,023	5,213,963
Comstock Mining, Inc. (a)(d)	29,188	49,620
Friedman Industries	12,455	132,770
General Moly, Inc. (a)(d)	137,546	460,779
Globe Specialty Metals, Inc.	115,739	1,727,983
Golden Minerals Co. (a)(d)	64,951	446,863
Handy & Harman Ltd. (a)	39,902	443,710
Haynes International, Inc.	25,877	1,551,585
Hecla Mining Co. (d)	576,775	3,570,237

	Shares	Value
Horsehead Holding Corp. (a)	101,767	$ 945,415
Kaiser Aluminum Corp.	34,968	1,629,509
Materion Corp. (a)	41,932	1,031,108
Metals USA Holdings Corp. (a)	23,801	267,999
Mines Management, Inc. (a)(d)	69,165	166,688
Molycorp, Inc. (a)(d)	127,935	4,330,600
Noranda Aluminium Holding Corp.	46,669	383,619
Olympic Steel, Inc.	20,461	485,744
Reliance Steel & Aluminum Co.	154,973	7,610,724
Royal Gold, Inc.	113,249	9,224,131
RTI International Metals, Inc. (a)(d)	67,771	1,850,148
Schnitzer Steel Inds, Inc. Class A	53,001	2,458,716
Silver Bull Resources, Inc. (a)(d)	148,902	81,152
Solitario Exploration & Royalty Corp. (a)	57,827	86,162
Southern Copper Corp. (d)	354,276	11,028,612
Steel Dynamics, Inc. (d)	455,607	6,004,900
Stillwater Mining Co. (a)(d)	218,913	2,388,341
SunCoke Energy, Inc. (a)	26,055	300,675
Synalloy Corp.	8,627	90,584
Timberline Resources Corp. (a)(d)	213,150	132,153
Universal Stainless & Alloy Products, Inc. (a)(d)	14,191	536,704
US Energy Corp. (a)(d)	57,440	155,662
US Gold Corp. (a)(d)	234,089	971,469
Vista Gold Corp. (a)(d)	136,569	493,014
Walter Energy, Inc.	132,561	9,504,624
Worthington Industries, Inc.	122,406	2,153,122
		102,121,642
Paper & Forest Products - 0.5%
AbitibiBowater, Inc. (a)(d)	157,587	2,368,533
Buckeye Technologies, Inc.	82,722	2,562,728
Clearwater Paper Corp. (a)	52,530	1,848,531
Deltic Timber Corp.	29,841	1,911,316
Domtar Corp.	83,694	6,572,490
Glatfelter	105,869	1,535,101
Kapstone Paper & Packaging Corp. (a)	85,785	1,422,315
Louisiana-Pacific Corp. (a)(d)	278,523	2,222,614
Neenah Paper, Inc.	32,380	605,830
Schweitzer-Mauduit International, Inc.	37,825	2,693,897
Verso Paper Corp. (a)	31,277	35,969
Wausau-Mosinee Paper Corp.	98,528	760,636
		24,539,960
TOTAL MATERIALS		352,241,861
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)(d)	189,155	696,090
AboveNet, Inc. (d)	48,025	2,869,014
Alaska Communication Systems Group, Inc. (d)	97,590	522,107
Allegiance Telecom, Inc. (a)	15,750	0
Atlantic Tele-Network, Inc.	19,662	814,007
Boingo Wireless, Inc. (d)	25,257	214,685
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cbeyond, Inc. (a)	61,567	$ 456,211
Cincinnati Bell, Inc. New (a)(d)	414,315	1,218,086
Cogent Communications Group, Inc. (a)	94,022	1,599,314
Consolidated Communications Holdings, Inc. (d)	59,503	1,099,020
FairPoint Communications, Inc. (a)(d)	43,522	206,730
General Communications, Inc. Class A (a)	82,347	839,116
Globalstar, Inc. (a)(d)	162,333	71,264
Hawaiian Telcom Holdco, Inc. (a)	18,335	275,025
HickoryTech Corp.	34,243	370,167
IDT Corp. Class B	38,424	499,512
inContact, Inc. (a)(d)	77,826	342,434
Iridium Communications, Inc. (a)(d)	91,432	650,082
Level 3 Communications, Inc. (a)(d)	305,246	6,291,120
Lumos Networks Corp.	30,862	451,511
Multiband Corp. (a)	27,198	88,394
Neutral Tandem, Inc. (a)	77,660	839,505
PAETEC Holding Corp. (a)(d)	286,839	1,540,325
Premiere Global Services, Inc. (a)	109,608	906,458
Primus Telecommunications Group, Inc. (a)	23,913	292,217
SureWest Communications	34,972	401,828
Towerstream Corp. (a)(d)	107,854	223,258
tw telecom, inc. (a)(d)	318,204	5,979,053
Vonage Holdings Corp. (a)	287,525	741,815
Warwick Valley Telephone Co.	9,391	120,862
		30,619,210
Wireless Telecommunication Services - 0.9%
Clearwire Corp. Class A (a)(d)	222,323	395,735
Crown Castle International Corp. (a)(d)	511,163	21,632,418
FiberTower Corp. (a)(d)	90,685	23,596
Leap Wireless International, Inc. (a)(d)	129,972	1,178,846
NII Holdings, Inc. (a)	356,527	8,203,686
NTELOS Holdings Corp.	30,862	651,497
SBA Communications Corp. Class A (a)(d)	246,731	10,088,831
Shenandoah Telecommunications Co.	47,154	520,580
Telephone & Data Systems, Inc.	192,330	5,190,987
U.S. Cellular Corp. (a)	29,790	1,302,419
USA Mobility, Inc.	51,581	723,166
		49,911,761
TOTAL TELECOMMUNICATION SERVICES		80,530,971
UTILITIES - 4.1%
Electric Utilities - 1.3%
Allete, Inc.	66,832	2,663,255
Central Vermont Public Service Corp.	32,616	1,147,757
Cleco Corp.	125,943	4,551,580

	Shares	Value
El Paso Electric Co.	96,713	$ 3,338,533
Empire District Electric Co. (d)	90,830	1,911,972
Great Plains Energy, Inc.	284,929	5,994,906
Hawaiian Electric Industries, Inc.	198,644	5,146,866
IDACORP, Inc. (d)	103,848	4,256,730
ITC Holdings Corp.	106,364	7,862,427
MGE Energy, Inc.	56,326	2,520,025
NV Energy, Inc.	488,297	7,490,476
Otter Tail Corp.	66,921	1,450,847
PNM Resources, Inc.	163,667	3,127,676
Portland General Electric Co.	156,986	3,932,499
UIL Holdings Corp.	104,129	3,627,854
Unisource Energy Corp. (d)	82,096	3,027,700
Unitil Corp.	33,222	921,246
Westar Energy, Inc.	241,131	6,660,038
		69,632,387
Gas Utilities - 1.1%
AGL Resources, Inc. (d)	162,613	6,704,534
Atmos Energy Corp.	186,398	6,376,676
Chesapeake Utilities Corp.	22,726	976,991
Delta Natural Gas Co., Inc.	3,923	130,989
Gas Natural, Inc.	9,719	105,937
Laclede Group, Inc.	48,520	1,947,108
National Fuel Gas Co. (d)	163,586	9,479,809
New Jersey Resources Corp.	93,542	4,425,472
Northwest Natural Gas Co. (d)	55,059	2,591,077
Piedmont Natural Gas Co., Inc. (d)	148,158	4,884,769
Questar Corp.	369,126	7,124,132
RGC Resources, Inc.	1,460	26,820
South Jersey Industries, Inc.	60,919	3,422,429
Southwest Gas Corp. (d)	94,718	3,829,449
UGI Corp.	231,883	6,947,215
WGL Holdings, Inc. (d)	107,527	4,609,682
		63,583,089
Independent Power Producers & Energy Traders - 0.4%
American DG Energy, Inc. (a)(d)	5,053	6,468
Black Hills Corp. (d)	82,168	2,691,002
Calpine Corp. (a)(d)	761,481	11,452,674
Dynegy, Inc. (a)(d)	220,766	651,260
Genie Energy Ltd. Class B (a)	38,424	277,806
GenOn Energy, Inc. (a)	1,622,235	4,412,479
Ormat Technologies, Inc.	38,747	735,418
Synthesis Energy Systems, Inc. (a)(d)	67,279	93,518
Tegal Corp. (a)	177	409
US Geothermal, Inc. (a)(d)	202,952	86,255
		20,407,289
Multi-Utilities - 0.9%
Alliant Energy Corp.	231,192	9,758,614
Avista Corp.	119,397	2,984,925
CH Energy Group, Inc.	33,789	1,904,010
MDU Resources Group, Inc.	363,198	7,797,861
NorthWestern Energy Corp.	73,604	2,567,308
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
NSTAR	217,197	$ 9,880,292
OGE Energy Corp.	203,797	10,793,089
Vectren Corp.	168,368	4,899,509
		50,585,608
Water Utilities - 0.4%
American States Water Co.	47,115	1,662,217
American Water Works Co., Inc. (d)	365,057	11,342,321
Aqua America, Inc. (d)	285,079	6,243,230
Artesian Resources Corp. Class A	16,162	298,997
Cadiz, Inc. (a)(d)	31,140	265,936
California Water Service Group (d)	100,578	1,853,653
Connecticut Water Service, Inc.	19,158	555,582
Middlesex Water Co.	46,243	855,496
Pennichuck Corp.	6,194	178,821
Pure Cycle Corp. (a)	30,919	58,128
SJW Corp.	31,800	785,142
York Water Co.	22,689	406,814
		24,506,337
TOTAL UTILITIES		228,714,710
TOTAL COMMON STOCKS (Cost $5,237,031,444)		5,552,515,275
Nonconvertible Bonds - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 0% 12/31/15 (Cost $37,346)	$ 37,300	24,777
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.06% 12/15/11 to 5/3/12 (e) (Cost $7,999,097)	8,000,000	7,999,562
Money Market Funds - 27.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	47,536,630	$ 47,536,630
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,498,316,744	1,498,316,744
TOTAL MONEY MARKET FUNDS (Cost $1,545,853,374)		1,545,853,374
TOTAL INVESTMENT PORTFOLIO - 126.2% (Cost $6,790,921,261)		7,106,392,988
NET OTHER ASSETS (LIABILITIES) - (26.2)%		(1,475,870,215)
NET ASSETS - 100%		$ 5,630,522,773
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
355 CME E-mini S&P Midcap 400 Index Contracts	Dec. 2011	$ 31,350,050	$ 2,638,086
640 NYFE Russell 2000 Mini Index Contracts	Dec. 2011	47,148,800	4,450,070
TOTAL EQUITY INDEX CONTRACTS		$ 78,498,850	$ 7,088,156
The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,099,629.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 68,159
Fidelity Securities Lending Cash Central Fund	6,610,450
Total	$ 6,678,609
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 875,865,094	$ 875,865,094	$ -	$ -
Consumer Staples	203,041,858	203,041,858	-	-
Energy	389,920,814	389,920,814	-	-
Financials	1,133,638,021	1,133,632,646	3,047	2,328
Health Care	628,110,561	628,092,275	18,286	-
Industrials	797,540,324	797,540,324	-	-
Information Technology	862,911,061	862,911,061	-	-
Materials	352,241,861	352,241,861	-	-
Telecommunication Services	80,530,971	80,530,971	-	-
Utilities	228,714,710	228,714,710	-	-
Corporate Bonds	24,777	-	24,777	-
U.S. Government and Government Agency Obligations	7,999,562	-	7,999,562	-
Money Market Funds	1,545,853,374	1,545,853,374	-	-
Total Investments in Securities:	$ 7,106,392,988	$ 7,098,344,988	$ 8,045,672	$ 2,328
Derivative Instruments:
Assets
Futures Contracts	$ 7,088,157	$ 7,088,157	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 222,249
Total Realized Gain (Loss)	(198,795)
Total Unrealized Gain (Loss)	215,033
Cost of Purchases	2
Proceeds of Sales	(16,089)
Amortization/Accretion	-
Transfers in to Level 3	2,175
Transfers out of Level 3	(222,247)
Ending Balance	$ 2,328
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ 624

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $6,805,555,551. Net unrealized appreciation aggregated $300,837,437, of which $1,360,478,571 related to appreciated investment securities and $1,059,641,134 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2012